    As Filed with the Securities and Exchange Commission on April 30, 2003

                                                Registration File No. 333-40554

                                                                      811-06215

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                         Pre-Effective Amendment No.               [_]

                       Post-Effective Amendment No. 2              [X]

                                   and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                       [_]

                               Amendment No. 4                     [X]

                       (Check appropriate box or boxes.)

                            MONY Variable Account L
                          (Exact name of registrant)

                          MONY Life Insurance Company
                              (Name of depositor)

                                 1740 Broadway
                           New York, New York 10019
             (Address of depositor's principal executive offices)
       Depositor's Telephone Number, including Area Code: (212) 708-2000


              Haroula K. Ballas, Esq.           Copy to:
                      Senior              Stephen E. Roth, Esq.
               Counsel - Operations
                MONY Life Insurance        Sutherland Asbill &
                      Company                  Brennan LLP
                   1740 Broadway        1275 Pennsylvania Avenue,
                                                  N.W.
             New York, New York 10019   Washington, DC 20004-2415
               (Name and address of
                agent for service)


                               -----------------

It is proposed that this filing will become effective (check appropriate box)

  [_] immediately upon filing pursuant to paragraph (b).


  [X] on May 1, 2003 pursuant to paragraph (b).


  [_] 60 days after filing pursuant to paragraph (a)(1).


  [_] on            pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -----------------


   Title of Securities Being Registered:   Units of Interest in a Separate
Account under Flexible Premium Variable Life Insurance Policies.


================================================================================

                            MONY VARIABLE ACCOUNT L
                                  PROSPECTUS
                           DATED MAY 1, 2003 FOR THE
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   Issued by
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). We designed the Policy for use in corporate owned life insurance programs, and offer it to corporations and to similar organizations operating under the banking laws of the United States or one or more states of the United States. The Policy provides life insurance protection and premium flexibility. We only offer this Policy in New York.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any Outstanding Debt you owe us.


Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:

The Alger American Fund
 .   Alger American Balanced Portfolio

 .   Alger American MidCap Growth Portfolio


Dreyfus Investment Portfolios


 .   Small Cap Stock Index Portfolio

Dreyfus Variable Investment Fund

 .   Appreciation Portfolio


 .   International Value Portfolio

Enterprise Accumulation Trust

 .   Growth Portfolio


 .   Small Company Growth Portfolio


 .   Small Company Value Portfolio


 .   Total Return Portfolio


Fidelity Variable Insurance Products (VIP)


 .   Asset Manager/SM/ Portfolio


 .   Contrafund(R) Portfolio


 .   Growth Portfolio


 .   Growth and Income Portfolio



INVESCO Variable Investment Funds, Inc.

 .   INVESCO VIF Financial Services Fund


 .   INVESCO VIF - Health Sciences Fund


 .   INVESCO VIF - Telecommunications Fund

Janus Aspen Series

 .   Capital Appreciation Portfolio


 .   Flexible Income Portfolio


 .   International Growth Portfolio


 .   Mid Cap Value Portfolio


 .   Worldwide Growth Portfolio

Lord Abbett Series Fund

 .   Bond-Debenture Portfolio


 .   Mid-Cap Value Portfolio

MFS(R) Variable Insurance Trust/SM/

 .   MFS(R) New Discovery Series


 .   MFS(R) Total Return Series


 .   MFS(R) Utilities Series

MONY Series Fund, Inc.

 .   Government Securities Portfolio


 .   Intermediate Term Bond Portfolio


 .   Long Term Bond Portfolio

PIMCO Variable Insurance Trust

 .   Global Bond Portfolio


 .   Real Return Portfolio

T. Rowe Price Equity Series, Inc.

 .   Equity Income Portfolio


 .   Mid-Cap Growth Portfolio


 .   Personal Strategy Balanced Portfolio


The Universal Institutional Funds, Inc.

 .   Core Plus Fixed Income Portfolio


 .   Emerging Markets Debt Portfolio


 .   Emerging Markets Equity Portfolio


 .   Equity Growth Portfolio


 .   Global Value Equity Portfolio


 .   Value Portfolio

Vanguard(R) Variable Insurance Fund

 .   Balanced Portfolio


 .   Capital Growth Portfolio


 .   Diversified Value Portfolio


 .   Equity Income Portfolio


 .   Equity Index Portfolio


 .   Growth Portfolio


 .   High Yield Bond Portfolio


 .   International Portfolio


 .   Mid-Cap Index Portfolio


 .   Money Market Portfolio


 .   REIT Index Portfolio


 .   Short-Term Corporate Portfolio


 .   Small Company Growth Portfolio


 .   Total Bond Market Index Portfolio


 .   Total Stock Market Index Portfolio

You bear the investment risk if you allocate your premium payments to the variable account. If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at an effective annual rate of at least 4.0%. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

An investment in this Policy is not a bank deposit. Neither the U.S. government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission (the "SEC") has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Anyone who tells you otherwise is committing a federal crime.

                               TABLE OF CONTENTS


       BENEFITS AND RISK SUMMARY....................................  1
        POLICY BENEFITS.............................................  1
          Life Insurance Protection.................................  1
          Cash Benefits.............................................  1
          Variety of Investment Options.............................  2
          Dollar-Cost Averaging.....................................  2
          Portfolio Rebalancing.....................................  2
          Supplemental Insurance Benefits...........................  2
        POLICY RISKS................................................  2
          Possible Adverse Tax Consequences.........................  2
          Termination...............................................  3
          Partial Surrender Limitations.............................  3
          Effects of Policy Loans...................................  3
          Policy is Only Suited for Long-Term Protection............  3
        PORTFOLIO RISKS.............................................  3
          Fee Tables................................................  4
       MONY LIFE INSURANCE COMPANY..................................  9
       MONY VARIABLE ACCOUNT L......................................  9
          Changes To The Variable Account...........................  9
       THE PORTFOLIOS............................................... 10
          Your Right To Vote Portfolio Shares....................... 14
          Disregard Of Voting Instructions.......................... 15
       THE GUARANTEED INTEREST ACCOUNT.............................. 15
       THE POLICY................................................... 16
          Applying for a Policy..................................... 16
          Temporary Insurance Coverage.............................. 17
          Policy Date............................................... 17
          Backdating................................................ 17
          Underwriting.............................................. 17
          Owner..................................................... 17
          Right To Examine A Policy - Right To Return Policy Period. 18
       PREMIUMS..................................................... 18
          General................................................... 18
          Initial Premium........................................... 18
          Case Premiums............................................. 18
          Tax-Free "Section 1035" Exchanges......................... 18
          Scheduled Premiums........................................ 19
          Unscheduled Premiums...................................... 19
          Repayment Of Outstanding Debt............................. 19
          Allocating Net Premiums................................... 19
       HOW YOUR ACCOUNT VALUE VARIES................................ 20
          Account Value............................................. 20
          Surrender Value........................................... 20
          Subaccount Values......................................... 20
          Guaranteed Interest Account Value......................... 21
       TRANSFERS.................................................... 21
          Transfers By Third Parties................................ 21
       DEATH BENEFITS............................................... 22
          Amount Of Death Benefit Proceeds Payable.................. 22
          Death Benefit Options..................................... 22
          How We Determine The Death Proceeds....................... 23

   Changing Death Benefit Options........................................... 24
   Changing The Target Death Benefit........................................ 24
   Increases................................................................ 24
   Decreases................................................................ 25
BENEFITS AT MATURITY........................................................ 26
OPTIONAL INSURANCE BENEFITS................................................. 26
   Adjustable Term Insurance Rider.......................................... 26
   Enhanced Cash Value Rider................................................ 27
   Enhanced Maturity Extension Rider........................................ 28
SURRENDERS AND PARTIAL SURRENDERS........................................... 28
   Surrender................................................................ 28
   Partial Surrender........................................................ 28
   Effect of Partial Surrenders on Account Value and Death Benefit Proceeds. 28
LOANS....................................................................... 29
   Effect Of Loans.......................................................... 29
TERMINATION................................................................. 30
   General.................................................................. 30
   Amounts You Must Pay To Prevent Lapse.................................... 30
   A Policy Will Remain In Effect During the Grace Period................... 30
   Reinstatement............................................................ 31
PAYMENTS.................................................................... 31
CHARGES AND DEDUCTIONS...................................................... 32
   Deductions From Premiums................................................. 33
   Deductions From Account Value - The Monthly Deductions................... 35
   Transaction and Other Charges............................................ 35
   Corporate Purchasers - Reduction of Charges.............................. 35
TAX CONSIDERATIONS.......................................................... 35
   Introduction............................................................. 35
   Tax Status of the Policy................................................. 36
   Tax Treatment of Policy Benefits......................................... 36
   Our Income Taxes......................................................... 38
OTHER POLICY INFORMATION.................................................... 38
   Right to Exchange Policy................................................. 39
 MISSTATEMENT OF AGE OR GENDER.............................................. 39
 SUICIDE EXCLUSION.......................................................... 39
 INCONTESTABILITY........................................................... 39
   Payment Plan/Settlement Provisions....................................... 39
   Legal Proceedings........................................................ 39
ADDITIONAL INFORMATION...................................................... 39
   Distribution Of The Policy............................................... 39
   Other Information........................................................ 40
POLICY ILLUSTRATIONS........................................................ 40
PERFORMANCE INFORMATION..................................................... 40
FINANCIAL STATEMENTS........................................................ 41
GLOSSARY.................................................................... 42
STATEMENT OF ADDITIONAL INFORMATION......................................... 44

                           BENEFITS AND RISK SUMMARY

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire Prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. If you are purchasing this Policy as part of a qualified plan, please consider all the features of this Policy. This Policy, as your plan, provides tax-deferral. Please consult your agent and refer to your Policy for details. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.

Policy Benefits

Life Insurance Protection


.. The Policy provides a means for Owners to accumulate cash values and death benefits. Proceeds under the Policy can pass free of federal and state income tax at the death of an Insured.


.. We will pay a Death Benefit to the Beneficiary after the death of an Insured while a Policy is in effect and before the Insured's 95th birthday. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide which death benefit compliance test you would like - the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Second, you must decide how much life insurance coverage (the Specified Amount and any flexible term insurance you add by rider) you need on each Insured's life. Finally, you must choose a Death Benefit option.


.. We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (1) the Specified Amount in force on the Insured's date of death, plus any increase in Account Value since the last Monthly Anniversary Day, plus any term insurance you may have added by rider; or (2) the Cash Value on the Insured's date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (1) the Specified Amount in force on the Insured's date of death, plus any Account Value on the Insured's date of death, any term insurance you may have added by rider; or (2) the Cash Value on the Insured's date of death multiplied by a death benefit percentage.


.. You may change the Specified Amount and the Death Benefit option that you selected.

.. During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."

Cash Benefits

.. You may borrow against your Policy for up to 90% of Account Value less any Outstanding Debt on the date of the loan. If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

.. You may request a partial surrender at any time. Partial surrenders must be for at least $250. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

.. You can surrender your Policy at any time for its Cash Value, plus any increase in Cash Value added by the Enhanced Cash Value Rider, less any Outstanding Debt. A surrender may have tax consequences.

.. You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our payment plans.

Variety of Investment Options

.. After we deem the right to return policy period to have ended, you may allocate Net Premiums (your premium payment less the deductions we take) among the Subaccounts and the Guaranteed Interest Account.

.. The Subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the Subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the Subaccount invested.

.. The Guaranteed Interest Account is part of our General Account. We will credit interest at an effective annual rate of at least 4.0% on amounts invested in the Guaranteed Interest Account.

..  As your needs or financial goals change, you can change your investment mix.
   You may transfer Account Value among any of the Subaccounts or between the Subaccounts and the Guaranteed Interest Account while continuing to defer current income taxes.

Dollar-Cost Averaging

.. Under our dollar-cost averaging program, you may transfer Account Value on a monthly or quarterly basis from the Vanguard VIF Money Market Subaccount to any other Subaccount through written request or other method acceptable to us. By investing the same amount on a regular basis, concerns about the market could be lessened. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.

Portfolio Rebalancing

.. Our portfolio rebalancing program may help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program, however, does not guarantee a gain or protect against an investment loss.

Supplemental Insurance Benefits

..  You may add additional insurance and other benefits to your Policy by rider.
   Please see "Optional Insurance Benefits" for a description of the other optional benefits that we offer.

Policy Risks

Possible Adverse Tax Consequences

.. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the Death Benefit paid to the Beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a substandard basis.


.. Depending on the total amount of premiums you pay, the contract may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain full and partial surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.




Termination

.. If the value of a Policy can no longer cover the Policy's monthly deduction and any loan interest due, the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce Account Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then the Policy could terminate. In that case, the Owner will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, the Policy will terminate without value; all rights and benefits under the Policy, including insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.

Partial Surrender Limitations

.. The minimum partial surrender amount is $500 (plus its applicable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount under your Policy, and will reduce your Account Value in the Subaccounts and Guaranteed Interest Account. Federal income taxes and a penalty tax may apply to partial surrenders.

Effects of Policy Loans

.. A Policy loan, whether or not repaid, will affect your Policy's value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

.. A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk that the loan will reduce your Cash Value to an amount that will cause a Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid your Policy's termination without value and the end of insurance coverage.


Policy is Only Suited for Long-Term Protection


.. We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Account Value in the near future.

Portfolio Risks

Your Policy's value will depend upon the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of a Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Account Value, if investment results are too low, the Account Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept your Policy in force for a substantial time, you may be able to draw upon Account Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the Death Benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.

Fee Tables

The following tables describe the fees and expenses that you may pay when buying and owning the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals, or transferring Account Value among the Subaccounts and the Guaranteed Interest Account, or taking a loan.


   --------------------------------------------------------------------------
                                Transaction Fees
   --------------------------------------------------------------------------
                                                       Maximum Guaranteed
       Charge          When Charge is Deducted             Charge/1/
   --------------------------------------------------------------------------
   Sales Charge/2/ Upon receipt of each premium    9% of premium paid up to
                   payment during the first ten    Target Premium
                   policy years and during the ten
                   policy years following an
                   increase in Specified Amount
   --------------------------------------------------------------------------
   DAC Tax         Upon receipt of each premium    1.25% of premium paid
   Charge/3/       payment
   --------------------------------------------------------------------------
   Partial         Upon a partial surrender under  The lesser of $25 or 2% of
   Surrender       the Policy                      the amount surrendered
   Fee
   --------------------------------------------------------------------------
   Transfer Fee    Upon transfer of Account        $25 per transfer
                   Value
   --------------------------------------------------------------------------




/(1)/The maximum guaranteed charge may be lower for your Policy. Please see your Policy's schedule pages for more information.

/(2)/The maximum guaranteed sales charge under your Policy will depend on our distribution expenses and only is deducted up to the Target Premium. The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the federal income tax law definition of a modified endowment contract. Our distribution expenses may be affected by the characteristics of the Insured's issue age, gender and risk class under the Policy and the duration of Policy. We may refund a portion of the sales charge if the Policy is surrendered during the first three policy years and is not in default. You may obtain more information about your sales charge by contacting us.

/(3)/We reserve the right to increase the charge for taxes due to any change in tax law or due to any change in the cost to us.



                                  *    *    *

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


              Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------
                                                                  Maximum Guaranteed
          Charge                   When Charge is Deducted            Charge/1/
---------------------------------------------------------------------------------------
Cost of Insurance Charge/4/    On the Policy Date, the
                               effective date of each coverage
                               segment,/6/ and each Monthly
                               Anniversary Day
..  Minimum and                                                 $.08 to $83.33 per
    Maximum Charge/5/                                          $1,000 of Net Amount
                                                               at Risk/7/
..  Charge for a 50 year-                                       $.61 per $1,000 of Net
    old male non-smoking                                       Amount at Risk
    Insured; second
    policy year; Policy
    issued on a guaranteed
    issue basis
---------------------------------------------------------------------------------------
Mortality and Expense          On the Policy Issue Date and    0.05% per month (.60%
Risk Charge                    each Monthly Anniversary Day    annually) of Account
                                                               Value in the Variable
                                                               Account/8/
---------------------------------------------------------------------------------------
Administrative Charge          On the Policy Issue Date and    $12.50/9/
                               each Monthly Anniversary Day
---------------------------------------------------------------------------------------
Loan Interest Spread/10/       On each Policy Anniversary      0.60% (effective annual
                               after a loan is taken or upon   rate) of loan amount for
                               death, surrender, or lapse, if  Policy years 1-10;
                               earlier                         0.45% (effective annual
                                                               rate) of loan amount for
                                                               Policy years 11+
---------------------------------------------------------------------------------------





/(4)/The cost of insurance charge and the cost of insurance charge for the Adjustable Term Rider assessed under the Policy depend on the Insured's issue age (or age on the effective date of increase of Specified Amount), gender, risk class, and the duration of the Policy (or the increase in Specified Amount). The cost of insurance charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see each Policy's schedule pages for more information about the guaranteed cost of insurance charge that applies to a particular Policy. You may obtain more information about your cost of insurance charge by contacting us.


/(5)/The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, nonsmoker, and age 20. The maximum guaranteed cost of insurance charge assumes an Insured with the following characteristics: all Insureds attained age 99.


/(6)/A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.


/(7)/The maximum charge does not reflect any additional underwriting rating. A rating is an increased charge levied by an insurance company to reflect the increased risks it assumes because of the health of the insured.


/(8)/We will lower the mortality and expense risk charge after the 10th Policy year to at least 0.0375% per month (0.45% annually) of Account Value in the Variable Account.


/(9)/The administrative charge is currently $12.50 per month during the first three Policy years for Policies issued on a medically underwritten basis, and then becomes $7.50 per month on and after the third Policy anniversary. The administrative charge is currently $10.50 per month for the first three Policy years for Policies issued on a guaranteed issued basis, and then becomes $7.50 per month on and after the third Policy anniversary.


/(10)/The loan interest spread charge is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to amounts held in the Loan Account to secure your loan. We guarantee that the maximum interest we charge on loans will not exceed an effective annual rate of 4.60% for Policy years 1-10 and an effective annual rate of 4.45% for Policy years 11 and later. We guarantee that the minimum interest we credit to your amount held in the Loan Account to secure your loans will be at least equal to an effective annual rate of 4.0% during all Policy years.

                                  Optional Rider Charges
--------------------------------------------------------------------------------------------
                                                                        Maximum Amount
              Charge                         When Deducted               Deducted/10/
--------------------------------------------------------------------------------------------
Cost of Insurance Charge for         On the Policy Date and each
Adjustable Term Insurance Rider/4/   Monthly Anniversary Day
                                     thereafter

..  Minimum and Maximum                                             $.08 to $83.33 per $1,000
    Charge/11/                                                     of Net Amount at Risk
                                                                   year;

..  Charge for a 50 year-old                                        $.61 per $1,000 of Net
    male, non-smoking Insured;                                     Amount at Risk
    second policy year; Policy
    issued on a guaranteed issue
    basis
--------------------------------------------------------------------------------------------
Enhanced Cash Value Rider            No Charge                     No Charge
--------------------------------------------------------------------------------------------
Enhanced Maturity Extension          On issuance of rider and each $.01 per $1,000 Specified
Rider                                Monthly Anniversary Day       Amount plus term
                                                                   insurance
--------------------------------------------------------------------------------------------





/(11)/The minimum guaranteed cost of insurance charge for the Adjustable Term
      Insurance Rider assumes an Insured with the following characteristics: female, nonsmoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000. The maximum guaranteed cost of insurance charge for the rider assumes an Insured with the following characteristics: all Insureds at age 99.


                                  *    *    *


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the Subaccounts. The table reflects the total operating expenses for the portfolios for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table, see the prospectuses for the portfolios which accompany this Prospectus.



           Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)
           --------------------------------------------------------------------------------------
                                                                Minimum          Maximum
           --------------------------------------------------------------------------------------
           Total Annual Portfolio Operating Expenses*            0.18%            1.93%
           --------------------------------------------------------------------------------------


* Total annual portfolio operating expenses are expenses that are deducted from portfolio company assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.

The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2002.



   Annual Portfolio Operating Expenses for the Year Ended December 31, 2002


                    (as a percentage of average net assets)



                                                    Distribution                                   Contractual
                                                        and                  Gross      Amount of   Net Total
                                         Management   Service     Other   Total Annual Contractual   Annual
                                            Fees    (12b-1) Fees Expenses   Expenses     Waiver     Expenses
                                         ---------- ------------ -------- ------------ ----------- -----------
The Alger American Fund--0 Class
Alger American Balanced Portfolio.......   0.75%         N/A      0.12%      0.87%
Alger American MidCap Growth
  Portfolio.............................   0.80%         N/A      0.13%      0.93%

Dreyfus Investment Portfolios
Small Cap Stock Index Portfolio--Service
  Shares/12/............................   0.35%       0.25%         0%      0.60%

Dreyfus Variable Investment Fund
Appreciation Portfolio--Initial Shares..   0.75%         N/A      0.03%      0.78%
International Value Portfolio--Initial
  Shares/13/............................   1.00%         N/A      0.47%      1.47%        0.07%       1.40%

Enterprise Accumulation Trust
Growth Portfolio........................   0.75%         N/A      0.35%      1.10%
Small Company Growth Portfolio..........   1.00%         N/A      0.36%      1.36%
Small Company Value Portfolio...........   0.80%         N/A      0.36%      1.16%
Total Return Portfolio/14/..............   0.55%         N/A      0.45%      1.00%        0.35%        0.65%

Fidelity Variable Insurance Products
(VIP) Initial Class
Asset Manager/SM/ Portfolio.............   0.53%         N/A      0.10%      0.63%
ContraFund(R) Portfolio.................   0.58%         N/A      0.10%      0.68%
Growth Portfolio........................   0.58%         N/A      0.09%      0.67%
Growth and Income Portfolio.............   0.48%         N/A      0.11%      0.59%

INVESCO Variable Investment Funds,
Inc.
INVESCO VIF--Financial Services
  Fund..................................   0.75%         N/A      0.34%      1.09%
INVESCO VIF--Health Sciences Fund.......   0.75%         N/A      0.32%      1.07%
INVESCO VIF--Telecommunications
  Fund..................................   0.75%         N/A      0.47%      1.22%

Janus Aspen Series--Institutional Shares
Capital Appreciation Portfolio..........   0.65%         N/A      0.02%      0.67%
Flexible Income Portfolio...............   0.61%         N/A      0.05%      0.66%
International Growth Portfolio..........   0.65%         N/A      0.09%      0.74%
Mid Cap Value Portfolio--Service
  Shares/12/............................   0.65%       0.25%      0.44%      1.34%
Worldwide Growth Portfolio..............   0.65%         N/A      0.05%      0.70%

Lord Abbett Series Fund--Class VC
Bond-Debenture Portfolio/15/............   0.50%         N/A      0.80%      1.30%        0.40%       0.90%
Mid-Cap Value Portfolio/15/.............   0.75%         N/A      0.40%      1.15%

   Annual Portfolio Operating Expenses for the Year Ended December 31, 2002


                    (as a percentage of average net assets)





                                                  Distribution                                   Contractual
                                                      and                  Gross      Amount of   Net Total
                                       Management   Service     Other   Total Annual Contractual   Annual
                                          Fees    (12b-1) Fees Expenses   Expenses     Waiver     Expenses
                                       ---------- ------------ -------- ------------ ----------- -----------
MFS(R) Variable Insurance
Trust/SM/--Initial Class
MFS(R) New Discovery Series...........   0.90%         N/A      0.15%      1.05%
MFS(R) Total Return Series............   0.75%         N/A      0.11%      0.86%
MFS(R) Utilities Series...............   0.75%         N/A      0.19%      0.94%

MONY Series Fund, Inc.
Government Securities Portfolio.......   0.50%         N/A      0.19%      0.69%
Intermediate Term Bond Portfolio......   0.50%         N/A      0.19%      0.69%
Long Term Bond Portfolio..............   0.50%         N/A      0.18%      0.68%

PIMCO Variable Insurance
Trust--Administrative Class
Global Bond Portfolio/12/.............   0.25%       0.15%      0.61%      1.01%
Real Return Portfolio/12/.............   0.25%       0.15%      0.26%      0.66%

T. Rowe Price Equity Series, Inc.
Equity Income Portfolio...............   0.85%         N/A        N/A      0.85%
Mid-Cap Growth Portfolio..............   0.85%         N/A        N/A      0.85%
Personal Strategy Balanced Portfolio..   0.90%         N/A        N/A      0.90%

The Universal Institutional Funds,
Inc.--Share Class I
Core Plus Fixed Portfolio/16/.........   0.40%         N/A      0.33%      0.73%
Emerging Markets Debt Portfolio.......   0.80%         N/A      0.42%      1.22%
Emerging Markets Equity Portfolio/16/.   1.25%         N/A      0.68%      1.93%
Equity Growth Portfolio/16/...........   0.55%         N/A      0.40%      0.95%
Global Value Equity Portfolio/16/.....   0.80%         N/A      0.47%      1.27%
Value Portfolio/16/...................   0.55%         N/A      0.41%      0.96%

Vanguard(R) Variable Insurance
Fund
Balanced Portfolio....................   0.31%         N/A      0.02%      0.33%
Capital Growth Portfolio/17/..........   0.46%         N/A      0.02%      0.48%
Diversified Value Portfolio...........   0.46%         N/A      0.04%      0.50%
Equity Income Portfolio...............   0.34%         N/A      0.03%      0.37%
Equity Index Portfolio................   0.16%         N/A      0.02%      0.18%
Growth Portfolio......................   0.37%         N/A      0.04%      0.41%
High Yield Bond Portfolio.............   0.30%         N/A      0.03%      0.33%
International Portfolio...............   0.42%         N/A      0.11%      0.53%
Mid-Cap Index Portfolio...............   0.24%         N/A      0.06%      0.30%
Money Market Portfolio................   0.18%         N/A      0.03%      0.21%
REIT Index Portfolio..................   0.34%         N/A      0.05%      0.39%
Short-Term Corporate Portfolio........   0.20%         N/A      0.03%      0.23%
Small Company Growth Portfolio........   0.54%         N/A      0.03%      0.57%
Total Bond Market Index Portfolio.....   0.21%         N/A      0.03%      0.24%
Total Stock Market Index Portfolio/18/     N/A         N/A      0.20%      0.20%

/(12)/Pursuant to distribution plans adopted by certain Funds, MONY Securities
      Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Policies for providing distribution and shareholder services to those portfolios.





/(13)/The adviser of the International Value Portfolio of the Dreyfus Variable
      Investment Fund has contractually undertaken, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.40% of the average net assets of the Portfolio.



/(14)/The adviser to the Total Return Portfolio of Enterprise Accumulation
     Trust has contractually agreed to reimburse the Portfolio, through April 30, 2004, such that the Portfolio's total annual expenses do not exceed 0.65% of the Portfolio's net assets.










/(15)/"Other Expenses" and "Total Annual Expenses" for the Bond-Debenture
      Portfolio and the Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord Abbett & Co. LLC has contractually agreed to reimburse a portion of the expenses of the Mid-Cap Value Portfolio of Lord Abbett Series Fund--Class VC to the extent necessary to maintain the Portfolio's "Other Expenses" at an aggregate rate of 0.40% of the Portfolio's average daily net assets.



/(16)/For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio operating expenses would have been:



   Annual Portfolio Operating Expenses for the Year Ended December 31, 2002


                    (as a percentage of average net assets)





                                                   Distribution and          Net Total
                                        Management Service (12b-1)   Other    Annual
                                           Fees          Fees       Expenses Expenses
                                        ---------- ---------------- -------- ---------
The Universal Institutional Funds, Inc.
Core Plus Fixed Portfolio..............    0.40%         N/A          0.33%    0.70%
Emerging Markets Equity Portfolio......    1.25%         N/A          0.68%    1.81%
Equity Growth Portfolio................    0.55%         N/A          0.40%    0.85%
Global Value Equity Portfolio..........    0.80%         N/A          0.47%    1.15%
Value Portfolio........................    0.55%         N/A          0.41%    0.85%





/(17)/The Capital Growth Portfolio expense ratio is estimated.



/(18)/Although the Total Stock Market Index Portfolio is not expected to incur any net expenses directly, the Portfolio's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Portfolio invests. The Portfolio's indirect expense ratio, based on its underlying funds, is estimated at 0.20% for the current fiscal year.



The expense information regarding the Funds was provided by those Funds. We have not independently verified this information.



We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.



For information concerning compensation paid for the sale of the Policies, see "Distribution Of The Policy."


                          MONY LIFE INSURANCE COMPANY


We are a stock life insurance company organized in the State of New York. Our principal offices are located at 1740 Broadway, New York, New York 10019. We are obligated to pay all amounts promised under the Policy.


                            MONY VARIABLE ACCOUNT L

We established MONY Variable Account L as a separate account under New York law on November 28, 1990. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income, gains or losses of the Variable Account are credited or charged against the Variable Account without regard to the other income, gains or losses of the Company. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.

Changes to the Variable Account

We may add new Subaccounts that are not available under the Policy, as well as eliminate one or more Subaccounts from the Variable Account. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior to notice to you, prior approval by you, or prior approval of the SEC to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law. We will also follow the filing or other procedures established by applicable state insurance regulators including the Superintendent of Insurance of the State of New York.

If a substitution or change is made, we may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we consider it to be in the best interests of persons having voting rights under the policies, the Variable Account may:

.. Be operated as a management investment company under the 1940 Act or any other form permitted by law;

.. Be deregistered under the 1940 Act if such registration is no longer required; or

.. Be combined with other separate accounts of the Company or an affiliate thereof.


Where permitted by law, we also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account. We will notify you of any change to the Variable Account.


                                THE PORTFOLIOS

You decide the Subaccounts to which you direct premiums or transfer Account Value. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in the Policy. The investment objectives of each portfolio are substantially similar to the investment objectives of the Subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The Funds (except for the Janus Aspen Series, Capital Appreciation and Strategic Value Portfolios) are diversified investment companies of the series type. The Janus Aspen Series, Capital Appreciation and Strategic Value Portfolios are nondiversified investment companies. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a nondiversified Fund than a diversified Fund.

The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before you choose a Subaccount to allocate your premiums and transfer Account Value, carefully read the prospectus for each Fund, along with this Prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques. Please call your agent or our Operations Center to obtain each Fund prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and polices of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

Please note: during extended periods of low interest rates, the yields of the Vanguard VIF Money Market Subaccount may become extremely low and possibly negative.

The following table lists the Subaccounts of the Variable Account that are available under the Policy.


                                                              Adviser
       Subaccount          Fund/Type of Portfolio (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------
                         The Alger American Fund--0 Class
-----------------------------------------------------------------------------------
Alger American Balanced    Domestic Hybrid        Fred Alger Management, Inc.
Subaccount
-----------------------------------------------------------------------------------
Alger American MidCap      Mid-Cap Growth         Fred Alger Management, Inc.
Growth Subaccount
-----------------------------------------------------------------------------------
                          Dreyfus Investment Portfolios
-----------------------------------------------------------------------------------
Dreyfus Small Cap Stock    Small Growth           The Dreyfus Corporation
Index Subaccount--Service
Shares
-----------------------------------------------------------------------------------
                         Dreyfus Variable Investment Fund
-----------------------------------------------------------------------------------
Dreyfus Appreciation       Large Blend            The Dreyfus Corporation
Subaccount--Initial Shares                        (subadvised by Fayez Sarofim &
                                                  Co.)
-----------------------------------------------------------------------------------
Dreyfus International      Foreign Stock          The Dreyfus Corporation
Value Subaccount--Initial
Shares
-----------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
-----------------------------------------------------------------------------------
Enterprise Growth          Large Growth           Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by Montag &
                                                  Caldwell, Inc.)
-----------------------------------------------------------------------------------
Enterprise Small Company   Small Growth           Enterprise Capital Management,
Growth Subaccount                                 Inc. (subadvised by William D.
                                                  Witter, Inc.)
-----------------------------------------------------------------------------------
Enterprise Small Company   Small Value            Enterprise Capital Management,
Value Subaccount                                  Inc. (subadvised by Gabelli Asset
                                                  Management Company)
-----------------------------------------------------------------------------------
Enterprise Total Return    Intermediate-Term Bond Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by Pacific
                                                  Investment Management
                                                  Company, LLC)
-----------------------------------------------------------------------------------
            Fidelity Variable Insurance Products (VIP)--Initial Class
-----------------------------------------------------------------------------------
Fidelity VIP Asset         Domestic Hybrid        Fidelity Management & Research
Manager/SM/ Subaccount                            Company (subadvised by FMR
                                                  Co., Inc., Fidelity Management &
                                                  Research (U.K.) Inc., Fidelity
                                                  Management & Research (Far
                                                  East) Inc., Fidelity Investments
                                                  Money Management, Inc., and
                                                  Fidelity Investments Japan
                                                  Limited)
-----------------------------------------------------------------------------------

                                                              Adviser
       Subaccount          Fund/Type of Portfolio (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------
Fidelity VIP               Large Blend            Fidelity Management & Research
ContraFund(R) Subaccount                          Company (subadvised by FMR
                                                  Co., Inc., Fidelity Management &
                                                  Research (U.K.) Inc., Fidelity
                                                  Management & Research (Far
                                                  East) Inc., and Fidelity
                                                  Investments Japan Limited)
----------------------------------------------------------------------------------
Fidelity VIP Growth        Large Growth           Fidelity Management & Research
Subaccount                                        Company (subadvised by FMR
                                                  Co., Inc.)
----------------------------------------------------------------------------------
Fidelity VIP Growth and    Large Blend            Fidelity Management & Research
Income Subaccount                                 Company (subadvised by FMR
                                                  Co., Inc., Fidelity Management &
                                                  Research (U.K.) Inc., Fidelity
                                                  Management & Research (Far
                                                  East) Inc., and Fidelity
                                                  Investments Japan Limited)
----------------------------------------------------------------------------------
                     INVESCO Variable Investment Funds, Inc.
----------------------------------------------------------------------------------
INVESCO VIF--Financial     Specialty--Financial   INVESCO Funds Group, Inc.
Services Subaccount
----------------------------------------------------------------------------------
INVESCO VIF--Health        Specialty--Health      INVESCO Funds Group, Inc.
Sciences Subaccount
----------------------------------------------------------------------------------
INVESCO VIF--              Specialty--Technology  INVESCO Funds Group, Inc.
Telecommunications
Subaccount
----------------------------------------------------------------------------------
                    Janus Aspen Series--Institutional Shares
----------------------------------------------------------------------------------
Janus Aspen Series         Large Growth           Janus Capital
Capital Appreciation
Subaccount
----------------------------------------------------------------------------------
Janus Aspen Series         Multisector Bond       Janus Capital
Flexible Income Subaccount
----------------------------------------------------------------------------------
Janus Aspen Series         Foreign Stock          Janus Capital
International Growth
Subaccount
----------------------------------------------------------------------------------
Janus Aspen Series Mid     Mid-Cap Value          Janus Capital
Cap Value
Subaccount--Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series         World Stock            Janus Capital
Worldwide Growth
Subaccount
----------------------------------------------------------------------------------
                        Lord Abbett Series Fund--Class VC
----------------------------------------------------------------------------------
Lord Abbett                High Yield Bond        Lord, Abbett & Co. LLC
Bond-Debenture Subaccount
----------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value  Mid-Cap Value          Lord, Abbett & Co. LLC
Subaccount
----------------------------------------------------------------------------------

                                                                    Adviser
       Subaccount             Fund/Type of Portfolio    (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------------
                  MFS(R) Variable Insurance Trust/SM/--Initial Class
----------------------------------------------------------------------------------------
MFS(R) New Discovery       Small Growth                  MFS(R) Investment Management
Subaccount
----------------------------------------------------------------------------------------
MFS(R) Total Return        Domestic Hybrid               MFS(R) Investment Management
Subaccount
----------------------------------------------------------------------------------------
MFS(R) Utilities           Specialty--Utilities          MFS(R) Investment Management
Subaccount
----------------------------------------------------------------------------------------
                                MONY Series Fund, Inc.
----------------------------------------------------------------------------------------
MONY Government            Short Government              MONY Life Insurance Company
Securities Subaccount                                    of America
----------------------------------------------------------------------------------------
MONY Intermediate Term     Intermediate-Term Bond        MONY Life Insurance Company
Bond Subaccount                                          of America
----------------------------------------------------------------------------------------
MONY Long Term Bond        Long-Term Bond                MONY Life Insurance Company
Subaccount                                               of America
----------------------------------------------------------------------------------------
                 PIMCO Variable Insurance Trust--Administrative Class
----------------------------------------------------------------------------------------
PIMCO Global Bond          Intermediate-Term Bond        Pacific Investment Management
Subaccount                                               Company, LLC
----------------------------------------------------------------------------------------
PIMCO Real Return          Long-Term Bond                Pacific Investment Management
Subaccount                                               Company, LLC
----------------------------------------------------------------------------------------
                           T. Rowe Price Equity Series, Inc.
----------------------------------------------------------------------------------------
T. Rowe Price Equity       Large Value                   T. Rowe Price Associates, Inc.
Income Subaccount
----------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap      Mid-Cap Growth                T. Rowe Price Associates, Inc.
Growth Subaccount
----------------------------------------------------------------------------------------
T. Rowe Price Personal     Domestic Hybrid               T. Rowe Price Associates, Inc.
Strategy Balanced
Subaccount
----------------------------------------------------------------------------------------
                The Universal Institutional Funds, Inc.--Share Class I
----------------------------------------------------------------------------------------
Morgan Stanley UIF Core    Intermediate-Term Bond        Morgan Stanley Investment
Plus Fixed Income                                        Management, Inc.
Subaccount
----------------------------------------------------------------------------------------
Morgan Stanley UIF         International Bond            Morgan Stanley Investment
Emerging Markets Debt                                    Management, Inc.
Subaccount
----------------------------------------------------------------------------------------
Morgan Stanley UIF         Diversified Emerging Markets  Morgan Stanley Investment
Emerging Markets Equity                                  Management, Inc.
Subaccount
----------------------------------------------------------------------------------------
Morgan Stanley UIF Equity  Large Blend                   Morgan Stanley Investment
Growth Subaccount                                        Management, Inc.
----------------------------------------------------------------------------------------
Morgan Stanley UIF Global  World Stock                   Morgan Stanley Investment
Value Equity Subaccount                                  Management, Inc.
----------------------------------------------------------------------------------------
Morgan Stanley UIF Value   Large Value                   Morgan Stanley Investment
Subaccount                                               Management, Inc.
----------------------------------------------------------------------------------------

                                                              Adviser
       Subaccount          Fund/Type of Portfolio (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------
                       Vanguard(R) Variable Insurance Fund
----------------------------------------------------------------------------------
Vanguard VIF Balanced      Domestic Hybrid         Wellington Management
Subaccount                                         Company, LLP
----------------------------------------------------------------------------------
Vanguard VIF Capital       Large Growth            PRIMECap Management
Growth Subaccount                                  Company
----------------------------------------------------------------------------------
Vanguard VIF Diversified   Large Value             Barrow, Hanley, Mewhinney &
Value Subaccount                                   Strauss, Inc.
----------------------------------------------------------------------------------
Vanguard VIF Equity        Large Value             Newell Associates
Income Subaccount
----------------------------------------------------------------------------------
Vanguard VIF Equity Index  Large Blend             The Vanguard Group
Subaccount
----------------------------------------------------------------------------------
Vanguard VIF Growth        Large Growth            Alliance Capital Management
Subaccount                                         L.P.
----------------------------------------------------------------------------------
Vanguard VIF High Yield    High Yield Bond         Wellington Management
Bond Subaccount                                    Company, LLP
----------------------------------------------------------------------------------
Vanguard VIF               Foreign Stock           Schroder Investment Management
International Subaccount                           North America Inc.
----------------------------------------------------------------------------------
Vanguard VIF Mid-Cap       Mid-Cap Blend           The Vanguard Group
Index Subaccount
----------------------------------------------------------------------------------
Vanguard VIF Money Market  Money Market            The Vanguard Group
Subaccount
----------------------------------------------------------------------------------
Vanguard VIF REIT Index    Specialty--Real Estate  The Vanguard Group
Subaccount
----------------------------------------------------------------------------------
Vanguard VIF Short-Term    Short-Term Bond         The Vanguard Group
Corporate Subaccount
----------------------------------------------------------------------------------
Vanguard VIF Small         Small Growth            Granahan Investment
Company Growth Subaccount                          Management, Inc. and Grantham,
                                                   Mayo, Van Otterloo & Co., LLC
----------------------------------------------------------------------------------
Vanguard VIF Total Bond    Intermediate-Term Bond  The Vanguard Group
Market Index Subaccount
----------------------------------------------------------------------------------
Vanguard VIF Total Stock   Large Blend             The Vanguard Group
Market Index Subaccount
----------------------------------------------------------------------------------


We have entered into agreements with either the investment adviser or distributor of certain Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Variable Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us more than others. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets for providing distribution and shareholder support services to the portfolios.

Your Right to Vote Portfolio Shares

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permissible to vote the shares of the Funds in our own right.

Unless otherwise required by law, we will determine the number of votes which you have the right to cast by dividing your Account Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90-days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. We will also exercise the voting rights from assets in each Subaccount, which are not otherwise attributable to Owners. These votes will be exercised in the same proportion as the voting instructions that are timely received for all policies participating in that Subaccount. Generally, we will vote any voting rights attributable to shares of portfolios of the Funds held in our General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by the Variable Account and by our other separate accounts.

Disregard of Voting Instructions

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.

                        THE GUARANTEED INTEREST ACCOUNT

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your Net Premiums and transfer Account Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The General Account holds all of our assets other than those held in the Variable Account or in our other separate accounts. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We may credit your Account Value in the Guaranteed Interest Account with an interest rate based on our guaranteed minimum interest rate, the London InterBank Offered Rate (the "LIBOR" rate), or a portfolio rate. We discuss these rates below.

At the time of Policy issue, you may choose a strategy for crediting interest to your Account Value held in the Guaranteed Interest Account. You may choose either the LIBOR crediting rate strategy or the portfolio crediting rate strategy. You may choose an interest crediting strategy only once during the life of the Policy, and once you choose, you cannot change to another strategy. However, at a minimum, we will credit Account Value in the Guaranteed Interest Account with a guaranteed minimum interest rate of .010746%, compounded daily, for a minimum effective annual rate of 4%, and such interest will be non-forfeitable once we credit it to you. In other words, regardless of whether you choose the LIBOR crediting rate strategy or the portfolio crediting rate strategy, we guarantee that you will earn at least 4% annually on the Account Value you hold in the Guaranteed Interest Account. In addition, we may, in our sole discretion, declare current interest in excess of the guaranteed 4% minimum.


Any change in interest rate will be on a uniform basis for Insureds of the same class and will be determined in accordance with the procedures and standards on file with the Superintendent of Insurance of the State of New York.


Under the LIBOR crediting rate strategy, we will attempt to acquire securities that will result in a crediting rate that tracks the 12-month U.S. Dollar LIBOR rate as fixed by the British Banker's Association. Annual credits can be less than, equal to, or greater than the LIBOR rate, but never less than the guaranteed minimum rate of 4% per year. Under our current interest strategy we may use either the LIBOR rate or the portfolio crediting rate strategy. However, we reserve the right to change our interest strategy.



Under the portfolio crediting rate strategy, we select all investments and determine the crediting rate based on our expectation of investment experience of a portfolio of assets supporting this and other similar products as we may so choose. If you choose the portfolio rate strategy, we may, at our sole discretion, declare current interest in excess of the 4% rate.



Any rates we declare in excess of the 4% rate under either the general portfolio or the LIBOR based crediting rate strategy may be changed or discontinued by us in our sole discretion, on a prospective basis, at anytime after they are declared and such change or discontinuance may be applied to any and all amounts previously and/or newly invested in or credited to the Guaranteed Interest Account.


We cannot predict or guarantee future excess interest rates. We bear the full investment risk for Account Value allocated to the Guaranteed Interest Account.

                                  THE POLICY

We designed the Policy to meet the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees, members of the employer's board of directors, certain selected independent contractors, or certain selected highly compensated employees. The Policy may be sold together with other related policies forming a case. There may be differences in your Policy (such as differences in fees, charges and benefits) from the description below because of the market where we issue your Policy. We will include any such differences in your Policy.

Applying for a Policy

To purchase a Policy, you must complete an application and then have your agent submit the application to us. We must also have evidence that the proposed insured meets our underwriting requirements. After we have received the necessary information, it can sometimes take several weeks for us to evaluate that information to decide whether to issue a Policy, and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount to put your Policy into effect. We will not pay a death benefit before the Policy is effective unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy on the life of an Insured not less than 18 years of age and up to and including 80 years of age. The age of the Insured is the age on his or her birthday nearest the date of the Policy. We may reject an application for any lawful reason.

The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 of Adjustable Term Insurance Rider is added to the Policy. However, we reserve the right to revise our rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued Policies.

Temporary Insurance Coverage


A Life Insurance Binder Agreement is available for use as a receipt of premium and to effect coverage prior to the issuance of any Policies. It is designated to provide a specific amount of coverage for a limited period of time. Typically, this coverage will not exceed $2,000,000 nor will it usually extend beyond 90 days. We charge an additional premium for the Life Insurance Binder Agreement and will apply that amount to the Policy, if issued. We will apply the premium from the Life Insurance Binder Agreement to the Policy at the time the Policy is issued provided that the Policy is not canceled under the Right to Return Policy Period.


Policy Date


Each Policy has a Policy Date. We use the Policy Date to determine the Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries. The Policy Date will normally be the later of: (1) the date that we authorize delivery of the Policy ("Policy Issue Date"); or (2) the Policy Date you request in your application. No premiums may be paid with the application except under the temporary insurance procedures.


Backdating


We may sometimes backdate your Policy if you request, by assigning a Policy Date earlier than the Policy Issue Date so that you can obtain lower insurance rates based on a younger insurance age. We will not backdate a Policy for more than six months before the date of your application. If we backdate a Policy, charges will begin earlier than they otherwise would have begun if you had not backdated the Policy. Your initial Scheduled Premium payment will have to include a sufficient premium to cover the extra charges for the backdating period.


Underwriting


We may issue the Policy on a guaranteed issue basis, or on a medically underwritten basis. When we issue a Policy on a medically underwritten basis, we may require a medical examination of the proposed insured.


Policies issued on a guaranteed issue basis may be more expensive than those issued on a fully underwritten basis because certain Insureds under guaranteed issue Policies may be assessed higher cost of insurance rates.

Owner

The Owner is the individual named as such in the application or in any later change shown in our records. While the Insured is living, the Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or that we allow.

If more than one person is named as the Owner, they are joint Owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint Owner dies, ownership passes to the surviving joint Owner(s). When the last joint Owner dies, ownership passes through that person's estate, unless otherwise provided.

Right To Examine A Policy - Right To Return Policy Period

You have the right to examine the Policy when it is received. You may cancel and return the Policy for any reason during the Right to Return Policy period and obtain a full refund of the sum of the premiums paid. The Right to Return Policy period runs for the later of (a) 45 days after you sign Part I of the application; (b) 10 days after you receive the Policy; or (c) 10 days after we mail or personally deliver a notice of withdrawal right to you.

                                   PREMIUMS

General


We will usually credit your initial premium payment to a Policy on the later of the date we issue that Policy, the Policy Date, or the date we receive your payment. We will credit any subsequent premium to a Policy on the Valuation Date we receive it at our Operations Center.



The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code if the guideline premium test is selected. We may reject any premium, or any portion of a premium, that would result in a Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you once we process a transaction if a Policy is in jeopardy of becoming a modified endowment contract under the Code.


Initial Premium


You must pay an amount equal to at least one fourth of the Target Premium shown in your Policy's schedule pages to put the Policy into effect. If you want to pay premiums less than annually, you will have to pay a higher premium amount which will equal the lesser of the minimum annual premium divided by the frequency of the scheduled premium payments, or 25% of the Target Premium.


We base the initial minimum premium on a number of factors including:

  1.the Specified Amount;

  2.any riders you added to a Policy; and


  3.the Insured's age, smoking status, gender (unless unisex rates apply), and underwriting class.


After your initial premium, your full Scheduled Premiums (as discussed below) become due. Once we approve your application and we issue you your Policy, the balance of the first Scheduled Premium payment is payable and should be sent to our Operations Center. The Scheduled Premium payment specified in your Policy must be paid in full when your Policy is delivered. Your Policy is effective the later of: (1) acceptance and payment of the Scheduled Premium payment; or
(2) the Policy Date requested in the application.

Case Premiums

We issue the Policy as part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business, or other relationship. The sum of the premiums to be received by us in the first policy year for the policies representing the case must be at least $100,000. We may, in our sole discretion, allow a reduced minimum case premium where our rules for exceptions are met.

Tax-Free "Section 1035" Exchanges


You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this Policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Scheduled Premiums

Your initial premium is the only premium you must pay under the Policy. However, you greatly increase your risk of termination if you do not regularly pay premiums. Paying your Scheduled Premiums will not necessarily keep your Policy in Force. Additional premiums may be necessary to keep your Policy in force. (See "Termination").

When you apply for the Policy, you may determine a Scheduled Premium payment. This Scheduled Premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. We will send you a premium reminder notice for the Scheduled Premium payment amount on an annual, semiannual, quarterly or monthly basis, at your option. After the minimum annual premium has been paid, the minimum Scheduled Premium for any Policy is $100.

Unscheduled Premiums

In general, you may make premium payments at any time provided the premium payment is for at least $250. However, we may reject or limit any unscheduled premium that would result in an immediate increase in the Death Benefit payable under the Policy, unless you provide us with satisfactory evidence of insurability when you make the payment. An immediate increase would occur if the Policy's Death Benefit equals your Cash Value (plus any applicable Enhanced Cash Value) multiplied by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits," and "Tax Considerations." If we do not receive satisfactory evidence of insurability, we will return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

Repayment Of Outstanding Debt

We will treat payments you send to us as premium payments and not as repayment of Outstanding Debt, unless you request otherwise. If a payment is treated as a repayment of Outstanding Debt, we will apply any part of a payment that exceeds the amount of Outstanding Debt to the Account Value in the Variable Account and/or Guaranteed Interest Account: we will only deduct applicable taxes and sales charges from premium payments.

Allocating Net Premiums


You specify the percentage of your Net Premium we are to allocate to the Subaccounts and to the Guaranteed Interest Account. No allocation may be for less than .01% of a Net Premium, and allocation percentages must total 100%. You may change your allocations at any time by writing to our Operations Center. The change will apply to the Net Premium payments you make upon receipt of your instructions.


If you submitted a premium payment before the Policy Date, we will allocate the payment to our General Account and then transfer the payment to the Guaranteed Interest Account on the Policy Date. During the Right to Return Policy Period, we will invest Net Premiums to the Guaranteed Interest Account. After we deem the Right to Return Policy Period to have ended, we will transfer your Account Value according to your allocation instructions.

You may allocate unscheduled premium payments by percentage or dollar amount. You also may specify an allocation choice that is different than your allocation choice for your Scheduled Premiums. This choice will not change your allocation choice for future Scheduled Premiums.

                         HOW YOUR ACCOUNT VALUE VARIES

Account Value

The Account Value is the entire amount we hold under your Policy for you, and serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount held under the Policy in each Subaccount of the Variable Account, in the Guaranteed Interest Account, and in the Loan Account.

We determine Account Value on each Valuation Date. The Account Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the monthly deductions, partial surrenders, and loan repayments. Your Account Value may be more or less than the premiums you paid.

Surrender Value

The surrender value on any Valuation Date is the Cash Value less any Outstanding Debt. If you surrender your Policy during the first eight Policy years, you may be eligible to have an Enhanced Cash Value percentage added to your Cash Value. See "Enhanced Cash Value Rider." The Cash Value of the Policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the Policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges period has expired, the Cash Value will equal your Policy's Account Value. See "Surrender."

Subaccount Values

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. When you make allocations to a Subaccount, either by premium allocation, transfer of Account Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with units in a Subaccount. When we assess a monthly deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of units you hold in a Subaccount.

On any Valuation Date, the value of a Subaccount equals the number of units we credit to the Policy multiplied by the Unit Value for that Date. We make the calculation before the purchase or redemption of units on that Valuation Date.

We arbitrarily set the Unit Value of each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Date to the next. We calculate the Unit Value of a Subaccount on any Valuation Date as follows:

 . Calculate the value of the shares of the portfolio belonging to the Subaccount as of the close of business on that Valuation Date. We do this calculation before giving effect to any Policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to us by the managers of the portfolio is used.

 . Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

 . Divide the resulting amount by the number of units held in the Subaccount on the Valuation Date before the purchase or redemption of any units on that Date.

Guaranteed Interest Account Value

On any Valuation Date, the Account Value in the Guaranteed Interest Account is:

 . the accumulated value with interest on the Net Premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Date; minus

 . withdrawals from the Guaranteed Interest Account before that Date for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer fee, if any, and any monthly deductions.

                                   TRANSFERS


After we deem the Right to Return Policy period to have ended, you may transfer Account Value in the Variable Account and the Guaranteed Interest Account among the Subaccounts, from the Subaccounts to the Guaranteed Interest Account, or from the Guaranteed Interest Account to the Subaccounts. Your request for a transfer may be in writing or in any other form acceptable to us. We reserve the right to impose a transfer fee for each transfer after the twelfth transfer in a policy year, and consider the request for purposes of the transfer fee to be one transaction. We will deduct a transfer fee, if any, from the investment option from which Account Value is being transferred, or if the transfer involves more than one investment option, we will deduct a transfer fee on a pro rata basis from all of the involved investment options (at present, we do not deduct this fee). If there is not sufficient Account Value in that investment option, we will deduct the charge pro-rata from the investment options.


Transfers among the Subaccounts will be effective as of the end of the Valuation Date during which we receive the your request at our Operations Center. We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments." Currently, we do not limit the number of transfers between Subaccounts. We also currently do not require a minimum amount in transfers between Subaccounts or require that a minimum amount remain in a given Subaccount after a transfer is made to another Subaccount.

Transfers from the Variable Account to the Guaranteed Interest Account will be effective on the Valuation Date we receive your request at our Operations Center.

You may make a transfer of Account Value from the Guaranteed Interest Account to any of the Subaccounts once each policy year. A request for such transfer must be received by us at our Operations Center on or within 30 days after a policy anniversary, and will be processed on the Valuation Date we receive it. We will, however, process a transfer request on the policy anniversary if the request is received not more than 10 days before the policy anniversary. That request will be processed on the policy anniversary. We will not process transfer requests from the Guaranteed Interest Account at any other time. We may reject any part of a requested transfer from the Guaranteed Interest Account if that part would exceed the greater of: (a) 25% of the Account Value held in the Guaranteed Interest Account on the date the transfer would take effect; or (b) $5,000.

Currently there is no charge on transfers of Account Value between Subaccounts or between the Guaranteed Interest Account and the Subaccounts. We reserve the right to charge up to a maximum of $25 for transfers. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

Transfers By Third Parties

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.


Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.


                                DEATH BENEFITS

As long as a Policy is in effect and before the Maturity Date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of an Insured's death. We may postpone payment of the Death Benefit under certain conditions. See "Payments." We will pay the proceeds to the Beneficiary.

Amount Of Death Benefit Proceeds Payable

The amount of Death Benefit proceeds payable equals:

  1.the Death Benefit payable at the death of an Insured; less

  2.any Outstanding Debt, (and if in the grace period, further reduced by overdue charges).

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Misstatement of Age or Gender," "Suicide Exclusion," and "Incontestability."

Death Benefit Options


When you apply for a Policy, you have to make three choices about the Death Benefit. First, you must select the Death Benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.



The Policy must satisfy one of two alternative Death Benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test requires that the Policy's Death Benefit always be equal to or greater than the Account Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by an Insured's age, gender, and smoking status; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages may vary by an Insured's age. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Account Value at all times. Once you choose the test, you cannot change it.


You also must tell us how much life insurance coverage you want on the life of each Insured. Total life insurance coverage consists of Specified Amount and amounts added by the Adjustable Term Insurance Rider. The minimum Specified Amount is $100,000, unless you add the Adjustable Term Insurance Rider. If you add the Adjustable Term Insurance Rider to the Policy, the Specified Amount may be reduced to $50,000 if you add $50 of adjustable term life insurance.


Finally, you must select a Death Benefit option: Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Account Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. If you do not select a Death Benefit option, we will assume you selected Option 2. Subject to certain restrictions, you may change your Death Benefit option, see below. Information about the riders is provided under "Optional Insurance Benefits," below.


Under Death Benefit Option 1, your Death Benefit under a Policy will be the greater of:

  a.the Specified Amount in effect on the date of the Insured's death plus any increase in Account Value since the last Monthly Anniversary Day, plus any term insurance you may have added by rider, or


  b.the Cash Value on the date of the Insured's death multiplied by the applicable death benefit percentage shown in the Policy.


Under Death Benefit Option 2, your Death Benefit under a Policy will be the greater of:

  a.the Specified Amount in effect on the date of the Insured's death plus any term insurance you may have added by rider, plus the Account Value on the date of the Insured's death, or


  b.the Cash Value on the date of the Insured's death multiplied by the applicable death benefit percentage shown in the Policy.


The Death Benefit in Option 2 will always vary as Account Value varies.

The death benefit percentage will vary by the definition of life insurance you selected. A table showing the death benefit percentages is in your Policy.


In addition to using the death benefit percentage shown in the Policy, you may elect at issue an alternate death benefit percentage. The alternate death benefit percentage may produce a higher base death benefit amount beginning the later of the Insured's age 55 or 10 years following Policy issue. This alternate death benefit percentage grades back to the federal tax law death benefit percentage at the Maturity Date. Use of the alternate death benefit percentage results in a higher ratio of base death benefit to Account Value than that resulting from the use of the federal tax law death benefit percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. The higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the federal tax law death benefit percentage. Although the use of the alternate death benefit percentage results in a higher base death benefit than the federal tax law death benefit percentage, this higher base death benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently, future base death benefits. The election of the alternate death benefit percentage may be eliminated at any time; once eliminated, it cannot be reinstated.


How We Determine The Death Proceeds

The actual amount of Death Proceeds will depend on:

 .  the Death Benefit as determined above;
 .  the use of the Account Value during an Insured's life;
 .  any partial surrenders;
 .  any Outstanding Debt plus loan interest accrued and payable to us;
 .  any additional insurance provided by rider;
 .  any increase or decrease in the Specified Amount;
 . an Insured's suicide during the first two years since the Policy Date or during the first two years following an increase in existing coverage; and
 .  a misstatement of an Insured's age or gender.

Changing Death Benefit Options

You may change the Death Benefit option under each Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability at the time you make your request. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. Any change in Death Benefit options will become effective on the first Monthly Anniversary Day on or after the date we receive and approve the request at our Operations Center.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce a Policy's Specified Amount by the amount of that Policy's Account Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of a Policy by the amount of the Policy's Account Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the Net Amount at Risk. Generally, the Net Amount at Risk is the amount by which the Death Benefit exceeds Account Value. See "Charges and Deductions - Deductions From Account Value - The Monthly Deductions." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the Net Amount at Risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in a Net Amount at Risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the Insured's age. You should consult a tax adviser before changing the Death Benefit option.

Changing The Target Death Benefit

You may change the Target Death Benefit under a Policy subject to the conditions described below. We will not accept the request for an increase in Target Death Benefit if the Insured is over our current maximum age for issuing the Policy or if the request is for less than the minimum amount of a change as specified in the Policy. We offer an Adjustable Term Insurance Rider that may be more cost effective for you than increasing the Specified Amount under a Policy.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Target Death Benefit may have other tax consequences. You should consult a tax adviser before changing the Target Death Benefit.

Increases

.. You may make scheduled increases of the Target Death Benefit when you apply for the Policy or when you make an unscheduled increase in the Target Death Benefit. Scheduled increases will be effective on the date you request.

.. You may only schedule increases of the Target Death Benefit by purchasing and increasing the amount under the Adjustable Term Insurance Rider.

.. While the Insured is living, you may apply for an unscheduled increase in the Target Death Benefit using a supplemental application. You will have to submit evidence satisfactory to us that the Insured is insurable, and we will not permit an increase in the Target Death Benefit after the Insured's age 81 (or age 70 for Policies issued on a guaranteed issue basis). Unscheduled increases must be in increments of $10,000.

.. Any unscheduled increase will be effective on the Monthly Anniversary Day that coincides with or follows our approval of your request.

.. Unless you indicate otherwise, we will assume that any request for an unscheduled increase to the Target Death Benefit to be a request for an increase to the Specified Amount.

..  An unscheduled increase in Specified Amount will increase the Target Death
   Benefit by an equal amount so that the Adjustable Term Insurance Rider amount will remain unchanged after the increase.

.. An approved increase is subject to deduction of the first month's increased cost of insurance from Account Value.

.. An unscheduled increase in Specified Amount will create a new "coverage segment." We will allocate Account Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.


(uppercase thorn)You will incur additional sales charges associated with the increase.



(uppercase thorn)We will calculate the sales charge for the increase in a similar way as for the original Specified Amount. We will allocate premiums you pay after the increase to the original and the new coverage segments in the same proportion that the guideline annual premiums (as defined by federal tax law) for each coverage segment bear to the sum of the guideline annual premiums for all segments. We will adjust the Target Premiums and the required premiums under the guaranteed death benefit rider, if applicable.


.. If the Target Death Benefit is increased when a premium payment is received, we will process the increase before we process the premium payment.

.. Increasing the Specified Amount will generally increase the base death benefit of a Policy, and could affect the subsequent level of base death benefit and Account Value under the Policy.

Decreases

.. You may decrease the Target Death Benefit by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day on or next following the date we approve it.

.. Any decrease in Specified Amount will reduce the Target Death Benefit of a Policy and may reduce the Specified Amount of the Policy at issue. We only allow decreases in Target Death Benefit of at least $10,000.

.. You may not decrease the Specified Amount or Target Death Benefit below what we allow.


..  We will apply decreases in the Target Death Benefit in the following order:



  1.First to reduce the coverage segments of Adjustable Term Insurance Rider associated with the most recent increases; then



  2.To the next most recent increases of Adjustable Term Insurance Rider successively; then



  3.To the original coverage segment of Adjustable Term Insurance Rider; and



  4.After all coverage segments of Adjustable Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order.

.. If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

..  Rider coverages may be affected by a decrease in Specified Amount.

.. We will reject a decrease in Specified Amount, if to effect the decrease payments to you would have to be made from Account Value for compliance with the guideline premium limitations and the amount of the payments would exceed the Cash Value of your Policy.

.. A decrease may not cause the remaining Specified Amount to be less than the amount necessary for the Policy to qualify as life insurance under Section 7702 of the Code.

.. If a requested change is not approved, we will send you a written notice of our decision.

                             BENEFITS AT MATURITY

The maturity date for this policy is the policy anniversary on which the Insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Account Value of the policy less Outstanding Debt. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments."

At your option, payment of the benefit may be deferred until the date of the Insured's death. Death proceeds payable immediately after the maturity date equal the Surrender Value (as defined below under "Policy Values") of the policy multiplied by the death benefit percentage at the Insured's age 95. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

                          OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. You may add these benefits when you apply for your Policy. These other optional benefits are added to your Policy by an addendum called a rider. The amounts of these benefits are fully guaranteed at issue. You can cancel these benefits at any time. Certain restrictions may apply, and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. See "Tax Considerations." Your agent can describe these benefits further.

Adjustable Term Insurance Rider

You may elect the Adjustable Term Insurance Rider as a portion of the total Death Benefit. This Rider provides term life insurance on the life of an Insured, which is annually renewable until the Insured's age 80. The amount of coverage provided by the Rider varies over time.

When we issue a Policy, we establish a schedule of death benefit amounts called the "Target Death Benefit." The Target Death Benefit may be varied as often as each Policy year, and subject to our rules, may be changed after issue. See "Death Benefits."

The amount of the Adjustable Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the base death benefit. The Rider is dynamic; it adjusts for variations in the base death benefit under a Policy (e.g., changes resulting from the federal income tax law definition of life insurance) so that the Target Death Benefit remains level. We generally restrict the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount.

For example, assume the base death benefit varies according the following schedule. The Adjustable Term Insurance Rider will adjust to provide Death Benefit proceeds equal to the Target Death Benefit each year.

                          ---------------------------
                                              Term
                           Base    Target   Insurance
                           Death    Death     Rider
                          Benefit  Benefit   Amount
                          ---------------------------
                          $500,000 $550,000  $50,000
                          ---------------------------
                          $501,500 $550,000  $48,500
                          ---------------------------
                          $501,250 $550,000  $48,750
                          ---------------------------

Since the Adjustable Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the base death benefit. Using the above example, if the base death benefit grew to $550,000, the Adjustable Term Insurance Rider would be reduced to zero. (It can never be reduced below zero). Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the base death benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.


There is no defined premium for the Adjustable Term Insurance Rider. We add the cost of the Rider to the monthly deductions, and is based on each Insured's age and risk class. We may adjust the rate charged for the Rider from time to time, but any rate will remain the same for one year. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy year. The cost of the Rider is added to our calculation of the Target Premium.


There may be times in which it will be to your economic advantage to include a significant portion of your insurance under the Adjustable Term Insurance Rider. These circumstances depend on many factors, including the premium levels and amounts and duration of coverage you choose, as well as the age, gender, and rate class of the Insured.

Enhanced Cash Value Rider


At no cost to you and if you elect this benefit, we will add the Enhanced Cash Value Rider to your Policy when we issue the Policy. During the first eight Policy years, if you meet the conditions of the Rider, this benefit will increase your Cash Value when you make a full surrender of the Policy. The enhancement, however, is not added to your Account Value should you make a partial surrender, take a loan from your Policy, or if you surrender your Policy by means of an exchange.


Specifically, during the first eight Policy years (and if the conditions of the Rider are met), we will increase the amount payable upon full surrender of the Policy by a maximum additional percentage of Cash Value in each Policy year as follows:

                          ----------------------------
                                       Enhanced Cash
                          Policy Year Value Percentage
                          ----------------------------
                               1            5.0%
                          ----------------------------
                               2            7.0%
                          ----------------------------
                               3            7.0%
                          ----------------------------
                               4            6.0%
                          ----------------------------
                               5            5.0%
                          ----------------------------
                               6            3.0%
                          ----------------------------
                               7            2.0%
                          ----------------------------
                               8            1.0%
                          ----------------------------
                          9 and later       0.0%
                          ----------------------------

We will continue to deduct any Outstanding Debt from the amount payable at full surrender. Coverage under the Enhanced Cash Value Rider will end on the earliest of: (a) the date your Policy goes out of force; (b) the eighth Policy anniversary of your Policy; or (c) the Valuation Date we receive your request to terminate the Rider. Please see the Rider for more details.

Enhanced Maturity Extension Rider

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date Death Proceeds becomes payable such that the Death Benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death Proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Cash Value. There is a monthly cost for this rider which is deducted monthly from the Account Value.

                       SURRENDERS AND PARTIAL SURRENDERS

Surrender

You may surrender the Policy at any time by sending a written request and your Policy to our Operations Center. The Policy will terminate at end of the Valuation Date we receive your request. Unless an payment plan is chosen, any proceeds will be paid to the Owner in a lump sum. The amount payable on surrender is the Cash Value on the date of surrender plus any amount added by the Enhanced Cash Value Rider and less any Outstanding Debt.

A surrender may have adverse tax consequences. See "Tax Considerations."

Partial Surrender

You may request a partial surrender of Account Value at any time. We will process the partial surrender on the Valuation Date we receive it. We currently do not limit the number of partial surrenders you may make in a policy year, although we reserve the right to do so.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Account Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Target Death Benefit of less than $100,000 (with at least $50,000 of the Target Death Benefit being Specified Amount in force - i.e., the minimum amount of Target Death Benefit and Specified Amount necessary to issue the Policy).

We will deduct the partial surrender (plus the applicable fee) proportionately from your Account Value in each Subaccount and Guaranteed Interest Account.

There is a fee for each partial surrender of the lesser of 2% of the amount surrendered or $25.


Effect of Partial Surrenders on Account Value and Death Benefit Proceeds



If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Cash Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender. Under either Death Benefit Option, if the Death Benefit is based on the Cash Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.




Partial surrenders may have adverse tax consequences. See "Tax Considerations."

                                     LOANS

You may borrow up to 90% of Account Value under the Policy (less any Outstanding Debt on the date of the loan) by writing us at our Operations Center. The minimum amount you may borrow is $250. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the monthly deduction due on that day). The Policy is the only security for the loan. A loan may have tax consequences. Please consult a tax adviser before borrowing from the Policy.


To secure a loan, we transfer an amount equal to the loan proceeds from Account Value in the Variable Account and/or the Guaranteed Interest Account to our Loan Account. We will allocate the amount of the loan against the Guaranteed Interest Account and/or each Subaccount in the Variable Account in the same proportion that Account Value held in the Guaranteed Interest Account and/or each Subaccount bears to total Account Value. The Loan Account is part of our General Account. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0%. If when you are repaying a loan the amount of your repayment exceeds your Outstanding Debt, we will allocate the excess to the Variable Account and/or the Guaranteed Interest Account pursuant to your most recent allocation instructions.


We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of a loan under certain conditions. See "Payments."

We charge interest on a loan at an annual rate of 4.6%. Loan interest is payable in arrears on each Policy anniversary. If you do not pay interest when due, it will be added to the amount of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Account Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Account Value on the Policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time while the Policy is in effect by sending the repayment to our Operations Center. You must clearly mark a payment as a loan or interest payment for it to be treated as such. If a payment is not identified as a loan repayment, it will be treated as a premium payment. If a loan repayment is made which exceeds Outstanding Debt, we will consider the excess to be part of a Scheduled Premium, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions, unless you specify otherwise.

We will deduct any Outstanding Debt from surrender value and Death Benefit proceeds payable at the Insured's death.

Effect of Loans

A loan affects the Policy because we reduce Death Benefit proceeds and surrender value under a Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Account Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

                                  TERMINATION

General

If on any Monthly Anniversary Day, the Account Value (less Outstanding Debt) under a Policy is not sufficient to pay the current monthly deduction, we will deduct the amount that is available and we shall send the Owner (and any assignee of record) a notice of insufficient value. A grace period of 61 days from the date of the notice of insufficient value will be allowed for payment. If you do not pay the required premium, the Policy will lapse.

Amounts You Must Pay to Prevent Lapse

If you receive a notice of insufficient premium and the Guaranteed Death Benefit Rider is not in effect, you must pay the amount stated in the notice during the grace period to keep a Policy in effect. In general, the amount will equal:

  (a)any balance needed for the monthly deduction; plus

  (b)any accrued loan interest due during the grace period; plus

  (c)an amount equal to two monthly deductions, or if greater, the number of monthly deductions until the next Scheduled Premium due date.

If you elect the Guaranteed Death Benefit Rider, however, the Specified Amount of your Policy will not lapse during the guarantee period of the rider even if your Account Value less Outstanding Debt is not sufficient to cover all deductions from Account Value on any Monthly Anniversary Day, provided that the test for continuation of the guarantee period set forth in your rider has been met.

A Policy Will Remain in Effect During the Grace Period

A Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we would reduce the Death Benefit proceeds by the unpaid monthly deduction and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, the Policy will terminate. It will have no value and no benefits will be payable. We will allocate required premium payments made during the grace period among the Subaccounts and/ or the Guaranteed Interest Account according to your current Scheduled Premium allocation instructions. We will charge any monthly deduction due to the Subaccounts and the Guaranteed Interest Account on a proportional basis.

Reinstatement

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day preceding the beginning of the grace period.

The effective date of a reinstatement will be the Monthly Anniversary Day on or following the date we approve the application for reinstatement. To reinstate your Policy, you must provide us the following items:

  1.a written application from you received at our Operations Center within five years after the Monthly Anniversary Day preceding the beginning of the grace period;

  2.satisfactory evidence to us of the Insured's insurability;

  3.payment of a premium large enough to:

    a.pay the balance needed during the grace period as described in the "Amounts you must pay to prevent lapse" section above; and

    b.keep the Policy in effect for at least three months from the reinstatement date; and

  4.payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on reinstated Outstanding Debt from the date of reinstatement to the next succeeding Policy anniversary at the rate that applies to Policy loans on the date of reinstatement.

At the time of reinstatement, we will allocate Account Value minus, if applicable, Outstanding Debt among the Subaccounts and the Guaranteed Interest Account pursuant to your most recent Scheduled Premium allocation instructions.

                                   PAYMENTS

We will ordinarily pay Death Benefit, surrender, partial surrender, or loan proceeds allocated from the Subaccounts, and effect transfers among the Subaccounts or from the Variable Account to the Guaranteed Interest Account within seven days of receiving all the information required for processing a payment.

Other than Death Benefit proceeds, which we determine as the date of the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Valuation Date during which our Operations Center receives all required documents. We may pay our surrender proceeds or Death Benefit proceeds as a lump sum or under one of our payment plans. See "Payment Plan/Settlement Provisions." Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of the Insured's death to the date of payment. The interest we pay will be at least 2.75% annually.

We may postpone for up to 6 months from the date we receive your request any partial surrender payment or loan payment that involves a determination of Account Value held in the Guaranteed Interest Account. We also may delay the calculation of payment if such a payment or transfer of amounts is based on investment performance of the Subaccounts and if:

 . the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

 . an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.


If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to honor any request for transfers, surrenders, partial surrenders, loans or Death Benefits until instructions are received from the appropriate regulator.


                            CHARGES AND DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

 .  the Death Benefit, surrender and loan benefits under the Policy;

 .  investment options, including premium allocations;

 .  administration of elective benefits; and

 .  the distribution of reports to Owners.

Costs and expenses we incur:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering payment plans;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 .  reconciling and depositing cash receipts;

 . those associated with underwriting applications and increases in Specified Amount;

 . sales and marketing expenses including compensation paid in connection with the sales of the Policies;

 .  providing toll-free inquiry services;

 . other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

 . that an Insured may live for shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

 . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Deductions from Premiums

We deduct a sales charge and a tax charge from your gross premium before we apply the Net Premium to your Account Value. The sales charge compensates us for the cost of distributing the Policies. We deduct the sales charge of 9% from the gross premium only up to the Target Premium during the first 10 Policy years and during the 10 Policy years after an increase in Specified Amount on that new coverage segment.

The Target Premium is an amount equal to the maximum amount of premium which may be paid for a Policy under Death Benefit Option 1 without violating the limits of the federal income tax law definition for modified endowment contract. See "Tax Considerations - Modified Endowment Contracts." The Target Premium is not based on Scheduled Premiums. The Target Premium for the Policy and Specified Amount coverage segments added since the Policy Date will be stated in the Policy.

We may refund a portion of the sales charges we previously deducted from your premium payments to you should you surrender your Policy in the first 3 Policy years and your Policy is not in default. No refund will be paid if the Policy is in default. The amount of refund is as follows:




            Year of Surrender  Amount of Refund
            --------------------------------------------------------
            First Policy year  Sum of all sales charges in that year
            --------------------------------------------------------
            Second Policy year 66.67% of sales charges in the first
                               Policy year
            --------------------------------------------------------
            Third Policy year  33.33% of sales charges in the first
                               Policy year
            --------------------------------------------------------



We also deduct a tax charge for federal tax on deferred acquisition costs ("DAC" taxes). The DAC tax charge is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We will not deduct the federal deferred acquisition cost charge where premiums received from you are not subject to this tax. We do not currently deduct a tax charge for state and local premium taxes.


We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

Deductions from Account Value - The Monthly Deductions

We take a monthly deduction from Account Value on each Monthly Anniversary Day. A monthly deduction is equal to the sum of:

 .  the cost of insurance charge;

 .  mortality and expense risk charge;

 .  the administrative charge; and

 .  if applicable, any optional rider charge.

Cost of Insurance Charge. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a Death Benefit that exceeds your Account Value). The cost of insurance charge depends on the Insured's issue age (or age on the effective date of increase of Specified Amount), gender, risk class, and the duration of the Policy (or the increase in Specified Amount) and may vary from Policy to Policy and Monthly Anniversary Day to Monthly Anniversary Day.


We currently place Insureds into the following risk classes when we issue a
Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Substandard Class. The original risk class applies to the initial Specified Amount. A different risk class may apply to any unscheduled increase, based on the Insured's circumstances at the time of the increase in Specified Amount.


We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age nearest his or her birthday at the start of the Policy year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policy, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our current insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.


We determine the cost of insurance for an Insured on the Policy Date and thereafter on each Monthly Anniversary Day. We determine it separately for each of the following, in the order shown:



  (A)the initial Specified Amount and any Adjustable Term Insurance Rider;



  (B)each increase in Specified Amount or each increase in Adjustable Term Insurance Rider, successively, in the order in which it took effect; and



  (C)the excess of the Death Benefit over the Specified Amount or Adjustable Term Insurance Rider due to corridor death benefit percentages then in force.


We calculate the cost of insurance for each of (A), (B), and (C) above by multiplying the insurance rate by its Net Amount at Risk. The Net Amount at Risk is affected by investment performance, payment of premiums, and changes to the Policy. The insurance rate that applies to paragraph (C) is the same as the rate that applies to the most recent increase in Specified Amount. If there has been no increase in the Specified Amount, the rate for the initial Specified Amount (as shown in the Policy) applies.

Lower cost of insurance rates are offered at most ages for Insureds who qualify for the standard underwriting class and whose applications are fully underwritten (i.e., subject to evidence of the Insured's insurability). Current insurance rates are generally higher for Policies issued on a guaranteed issue basis, where evidence of insurability is not required and only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Therefore, Policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten Policies. The additional risk is generally reflected in higher current insurance rates guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under Policies in a single case that meet our requirements at the time of Policy issue.

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge to compensate us for assuming mortality and expense risks under the Policies. The mortality risk is that Insureds, as a group, may live for a shorter period of time than we estimate, and therefore, the cost of insurance charges specified in the Policy will not be sufficient to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount we estimated when we set the charges for those expenses.

The amount we charge for mortality and expense risk is as follows:




                    Policy Year                Charge Rate
             -----------------------------------------------------
                    Years 1-10          We will charge a monthly
                                        rate of .05% (.60%
                                        annually) of the Account
                                        Value in the Variable
                                        Account.
             -----------------------------------------------------
                     Years 11+          We guarantee a maximum
                                        monthly rate of .0375%
                                        (.45% annually) of the
                                        Account Value in the
                                        Variable Account. We may
                                        reduce this charge.
             -----------------------------------------------------


The mortality and expense risk charge is not assessed Account Value held in the Guaranteed Interest Account or the Loan Account.

Administrative Charge. We deduct a maximum charge of $12.50 each month to cover our costs of administering the policies. The administrative charge reimburses us for the administration and maintenance expenses of the policies. The administrative charge currently is $12.50 per month during the first three Policy years for Policies issued on a medically underwritten basis, and then becomes $7.50 per month on and after the third Policy anniversary. The administrative charge currently is $10.50 per month for Policies issued on a guaranteed issued basis, and then becomes $7.50 per month on and after the third Policy anniversary. We do not expect to profit from this charge.



Optional Rider Charges. We deduct the charges for the optional riders you elect. The maximum amount of these charges is shown in the "Fee Table" section of this prospectus. In addition, we discuss the charges for the adjustable term insurance rider and the enhanced maturity extension rider below.



If you elect the adjustable term insurance rider, we will deduct a charge on each Monthly Anniversary Day equal to the current cost of insurance rate times the Net Amount at Risk if you elect the enhanced maturity extension rider, we will deduct a charge on each Monthly Anniversary Day equal to $.01 per $1,000 of Specified Amount plus term insurance.


Transaction and Other Charges

Partial Surrender Fee. We deduct a partial surrender fee of the lesser of $25 or 2% of the amount surrendered on each partial surrender.

Transfer of Account Value. We reserve the right to charge up to a maximum of $25 for each transfer you make. We currently do not assess this fee.

Other Charges. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account and its Subaccounts. No such charge is currently assessed.

Corporate Purchasers - Reduction of Charges

For sales of the Policy to corporations, banks or institutions in situations where we expect to incur lower than normal expenses, such as financial institutions, we reserve the right to reduce one or more of the charges or deductions described above or elsewhere in this Prospectus. We consider a number of factors to determine whether or not to expect expense reductions that would warrant a reduction of one or more charges or deductions. These may include but are not limited to:

 .  the nature of the corporate, bank or institutional purchaser;

 . the size of the case (either by number of insured lives or anticipated aggregate premium);

 .  the planned funding pattern for the case;

 .  the anticipated persistency of the case;

 .  reduced distribution expenses; o reduced administrative expenses; or

 . any other factors that indicate reduced levels of risk, expenses or services to Owners.

In certain circumstances, charge and deduction reductions may be contractually guaranteed. Where there is no guarantee of such reductions, future experience with a category of reduced charge/deduction cases may cause us to discontinue or modify some or all of the reductions on a uniform basis for all Policies in the category.

                              TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy


In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.



In certain circumstances, owners of variable life insurance contracts could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.


In addition, the Code requires that the investments of MONY Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.


Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."



Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective policy owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment
Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


  1)All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.


  2)Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.


  3)A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.



If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract may be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.


Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.


Investment in the Policy. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.


Policy Loans. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the Outstanding Debt will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.



Multiple Policies. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Withholding. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


Continuation of Policy Beyond Age 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.



Pension and Profit Sharing Plans. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisors.


Business Uses of Policy. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


Split-Dollar Arrangements. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.



Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.


Other Tax Considerations. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the policy.

Our Income Taxes


Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY Variable Account L for any future federal income taxes we may incur.


Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                           OTHER POLICY INFORMATION

Right to Exchange Policy

During the first 24 months following the Policy Date, you may exchange your Policy for one where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed

Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.

Misstatement of Age or Gender

If the Insured's age or gender was misstated in an application, the Death Benefit the Company will pay will equal the sum of (a) and (b) where:

  (a)is the Account Value on the Insured's date of death; and

  (b)is the amount at risk under the policy on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or gender to the insurance rate that would have applied on that day based on the correct age or gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Deductions from Account Value - the Monthly Deductions."

Suicide Exclusion

If the Insured commits suicide within two years from the issue date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured commits suicide within two years of the effective date of any unscheduled increase in the Specified Amount or Target Death Benefit, we will refund the cost of insurance charges made with respect to such increase.

Incontestability

The Policy limits our right to contest a Policy as issued, as increased, or as reinstated, except for material misstatements contained in the application after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy issue date, or effective date of the increase in Specified Amount or reinstatement.

Payment Plan/Settlement Provisions

Death Proceeds, maturity benefit, or surrender value will be paid in one lump sum, unless requested otherwise. Any part of the Proceeds can be left with us and paid under a payment plan. During the Insured's life, you can choose a plan. A Beneficiary can choose a plan if you have not chosen one at the Insured's death. Please see your Policy for more information about the plans.

Legal Proceedings

The Company, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Variable Account.

                            ADDITIONAL INFORMATION

Distribution of the Policy

We have entered into a distribution agreement with MONY Securities Corporation ("MSC") for the distribution and sale of the Policies. MSC is affiliated with us. MSC sells the Policies through its sales representatives. MSC also may enter into selling agreements with other broker-dealers who in turn may sell the Policies through their sales representatives.


We pay commissions for the sale of the Policies. Commissions vary based on whether or not the Policy is a Modified Endowment Contract, and whether it is issued by a Section 1035 exchange. Commissions may be paid more heavily in the first few Policy years or on a more evenly distributed basis. The maximum commissions payable for sales through MSC's sales representatives are: 40% of Target Premiums during the first Policy year; 15% of Target Premiums in the second Policy year; 12% of Target Premiums in Policy years three through five; and 10% of Target Premiums for Policy years six through ten. The maximum commission as a percentage of excess is 3%. The maximum trail commission for Policy years two through ten is 10 basis points, and for Policy years 11 and after, the maximum trail commission is 15 basis points. For each premium received following an increase in face amount, a commission on such premiums will be paid up to the Target Premium for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy year as described above. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Additional amounts may be paid and expenses may be reimbursed based on various factors. MSC and other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.



Also, MSC receives 0.25% from the Mid Cap Value Portfolio of the Janus Aspen Series, 0.15% from the Global Bond Portfolio of the PIMCO Variable Insurance Trust, and 0.15% from the Real Return Portfolio of the PIMCO Variable Insurance Trust in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares.


Other Information

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This Prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this Prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http//www.sec.gov.

                             POLICY ILLUSTRATIONS

Upon request, the Company will send you an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions. You should obtain a personalized illustration before purchasing a Policy.

                            PERFORMANCE INFORMATION

We may advertise performance information for the Subaccounts of the Variable Account and the underlying portfolios in which the Subaccounts invest in advertisements, sales literature, or reports to Owners or prospective purchasers. In addition, we may advertise performance of the underlying portfolios of the corresponding MONY Variable Account L's Subaccounts.

All performance we show will reflect the fees and charges assessed by the Funds and shown in the "Fee Table" in this Prospectus. Each performance presentation will identify the fees and charges deducted from performance, as well as the fees and charges not deducted from performance; if we were to show these omitted fees and charges, performance would be significantly lower.

You may always obtain a personalized illustration. This illustration will reflect the fees and charges assessed under the Policy that are applicable to you. These fees and charges include the sales charge, the tax charge, the cost of insurance charge, the mortality and expense risk charge, the administrative charge, and the fees and charges assessed by the Funds in which you invest.



Performance information may be compared, in reports and promotional literature, to:

  1.the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond
    Index or other unmanaged indices to allow investors to compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

  2.other variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., which ranks such investment products on overall performance or other criteria; or

  3.the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy.

Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

The performance data provided represents past performance and should not be considered indicative of future results.

                             FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account are contained in the SAI. You should distinguish the financial statements of the Company included in this Prospectus from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of the assets held in the Variable Account.

                                   GLOSSARY

For your convenience, we are providing a glossary of the special terms we use in this prospectus.


Account Value - The sum of the amounts under the Policy held in each Subaccount of MONY Variable Account L, the Guaranteed Interest Account and the Loan Account.


Beneficiary - The person or entity designated by the Owner to receive the Death Proceeds of the Policy.

Cash Value - The Account Value of the Policy plus any refund of sales charge.

Code - The Internal Revenue Code of 1986, as amended.


Company - MONY Life Insurance Company. "We," "us," or "our" refers to the
Company.


Death Benefit - The benefit payable under a Policy upon the death of the Insured as determined as of the date of death.

Death Proceeds - The actual amount payable to the Beneficiary.

Enhanced Cash Value - The amount added to Cash Value should an Owner make a full surrender of the Policy in the first eight Policy years and meet the conditions of the Enhanced Cash Value Rider.

Fund - Any open-end management investment company or unit investment trust in which a Subaccount invests.

General Account - The assets of the Company other than those allocated to the Variable Account or any other segregated asset accounts of the Company.

Guaranteed Interest Account - This account is part of the General Account of the Company. The Owner may allocate all or a part of the Policy's Net Premium payments to this account. This account will credit the Owner with a fixed interest rate (which will not be less than 4.0%) declared by the Company.

Insured - The person whose life is insured under a Policy.

Loan Account - An account to which amounts are transferred from the Subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan the Owner requests. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's General Account.

Monthly Anniversary Day - The same day in each month as the Policy Date. This date is shown on the Policy schedule.

Net Amount at Risk - The amount by which the base death benefit exceeds Account Value.

Net Premium - The premium paid less the sales charge and the tax charges.


Operations Center - The Company's service center at One MONY Plaza, P.O. Box 4869, Syracuse, New York 13221. The telephone number of the Operations Center is 1.800.947.3593.


Outstanding Debt - The unpaid balance of any loan which the Owner requests on the Policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the Owner.

Owner - The Owner of the Policy as named in the Policy.

Policy - The Policy with any attached application(s), any riders, and any endorsements.


Policy Date - The Policy Issue Date or, if later, the Policy Date you request in your application. You should note that the Policy Date can be prior to the Policy Issue Date. We use the Policy Date to determine Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries.



Policy Issue Date - The date we authorize delivery of the Policy.


Scheduled Premium - A premium paid according to a payment schedule we establish with the Owner.

Specified Amount - The minimum Death Benefit for as long as the Policy remains in effect.

Subaccount - A subdivision of the Variable Account that invests exclusively in shares of a Fund.



Target Death Benefit - The amount specified in the application for the Policy, or as changed by the Owner from time to time (Specified Amount) plus the Adjustable Term Insurance Rider's benefit amount. You only have a Target Death Benefit if you have an Adjustable Term Insurance Rider.


Target Premium - The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 Policy without violating the limits imposed by the federal income tax definition of a modified endowment contract.



Unit Value - The measure of value in a Subaccount.



Valuation Date - Each day that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in the securities of a Fund portfolio to materially affect unit value of that Subaccount of MONY Variable Account L.



Variable Account - MONY Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Account Value.


You or Your - The Owner as shown in the Policy.

                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS



 ADDITIONAL INFORMATION ABOUT THE COMPANY.................................  1
  MONY VARIABLE ACCOUNT L.................................................  1
 FEDERAL BANK REGULATORY CONSIDERATIONS...................................  1
 ADDITIONAL POLICY INFORMATION............................................  2
  The Policy..............................................................  2
  Effect of Partial Surrenders on Account Value and Death Benefit Proceeds  2
  Dividends...............................................................  3
  Other Changes to Your Policy............................................  3
  Beneficiary.............................................................  3
  Assignment..............................................................  3
  Notification and Claims Procedures......................................  4
  The Portfolios..........................................................  4
  Dollar-Cost Averaging and Automatic Rebalancing.........................  4
  Payment Plan/Settlement Provisions......................................  5
  Distribution of the Policy..............................................  8
  Legal Developments Regarding Unisex Actuarial Tables.................... 10
  Report to Policy Owners................................................. 10
  Records and Accounts.................................................... 10
  Legal Matters........................................................... 10
  Experts................................................................. 11
 PERFORMANCE DATA......................................................... 11
 FINANCIAL STATEMENTS..................................................... 12
  Index to Financial Statements........................................... 13

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1.800.947.3593, or write us at our Operations Center.


You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.


The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by accessing the SEC's website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.



Investment Company Act of 1940 Registration File No. 811-06215.

                            MONY VARIABLE ACCOUNT L

                      STATEMENT OF ADDITIONAL INFORMATION

                                      For
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   Issued by
                          MONY Life Insurance Company

                                 1740 Broadway
                              New York, NY 10019

                              Operations Center:
                                One MONY Plaza

                                 P.O. Box 4869

                              Syracuse, NY 13221

                                (800) 947-3593


This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.


This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003 and the prospectuses for The Alger American Fund, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Enterprise Accumulation Trust, Fidelity Variable Insurance Products (VIP), INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., and the Vanguard(R) Variable Insurance Fund. You may obtain a copy of these prospectuses by writing or calling us at our Operations Center shown above.


     The date of this Statement of Additional Information is May 1, 2003.

                               TABLE OF CONTENTS


 ADDITIONAL INFORMATION ABOUT THE COMPANY.................................  1
  MONY VARIABLE ACCOUNT L.................................................  1
 FEDERAL BANK REGULATORY CONSIDERATIONS...................................  1
 ADDITIONAL POLICY INFORMATION............................................  2
  THE POLICY..............................................................  2
  EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS  2
  DIVIDENDS...............................................................  3
  OTHER CHANGES TO YOUR POLICY............................................  3
  BENEFICIARY.............................................................  3
  ASSIGNMENT..............................................................  3
  NOTIFICATION AND CLAIMS PROCEDURES......................................  4
  THE PORTFOLIOS..........................................................  4
  DOLLAR-COST AVERAGING AND AUTOMATIC REBALANCING.........................  4
  PAYMENT PLAN/SETTLEMENT PROVISIONS......................................  5
  DISTRIBUTION OF THE POLICY..............................................  8
  LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES.................... 10
  REPORT TO POLICY OWNERS................................................. 10
  RECORDS AND ACCOUNTS.................................................... 10
  LEGAL MATTERS........................................................... 10
  EXPERTS................................................................. 11
 PERFORMANCE DATA......................................................... 11
 FINANCIAL STATEMENTS..................................................... 12
  INDEX TO FINANCIAL STATEMENTS........................................... 13

                   ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY Life Insurance Company issues the Policy. The Company is currently licensed to sell life insurance and annuities in all 50 states of the United States, the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

The Company's principal office is located at 1740 Broadway, New York, New York 10019. The Company was organized as a mutual insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the Company under the Policy or on MONY Variable Account L.

MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the Policies.

We are subject to the laws of the State of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed to operate or may become licensed to operate. We must file an annual statement in a prescribed form with the Superintendent of Insurance of New York and with regulatory authorities of other states on or before March 1st of each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Superintendent of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

MONY VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

                    FEDERAL BANK REGULATORY CONSIDERATIONS

To assist banks in determining whether to purchase a corporate-owned life insurance ("COLI") policy such as the policy, the Office of the Comptroller of the Currency ("OCC") has established guidelines describing several factors that national banks should consider. On July 20, 2000, the OCC issued Bulletin 2000-23 that outlines certain supervisory considerations a bank should consider before purchasing a COLI policy. These include the following:

 . The bank should determine the need for insurance by identifying the specific risk of loss or obligation to be insured against;

 . Using the cost of insurance and the time value of money, the bank should ensure that the amount of insurance purchased is not excessive;

 . The bank should consider using a vendor to purchase the COLI policy which could work with the bank in designing, negotiating, and administering/servicing the COLI policy;

 . Because of the long duration of the COLI policy, the bank should consider the characteristics of the policy as well as the insurance company's credit rating, general reputation and experience in the marketplace;

 . The bank should consider whether the benefits to be derived from the COLI policy will achieve the bank's objectives;

                                      (1)

 . The bank should determine that any compensation provided by COLI used in a split-dollar arrangement (i.e., where the employer and employee share the rights to a policy's cash surrender value and death benefits) combined with all other compensation is not excessive;

 . The bank should analyze the transaction, credit, interest rate, liquidity, compliance and price risk it will be subject to with its purchase of the COLI policy; and

 . The bank should consider alternatives to the purchase of a COLI policy and document its decision concerning its COLI policy purchase.

The OCC also indicates that purchasing insurance to indemnify a bank against a specific risk does not relieve the bank from other responsibilities relating to managing that risk.

                         ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, a copy of the initial application, any subsequent applications to change the Policy, any endorsements, riders, and all additional Policy information sections (specification pages) added to the Policy make up the entire contract between us and the Owner. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

When a partial surrender is made and you selected Death Benefit Option 1, the Target Death Benefit and the base death benefit of your Policy is generally decreased by the amount of the partial surrender (plus its fee). If the reduced base death benefit is less than the Specified Amount in force on that day, the Specified Amount will be decreased to equal that reduced base death benefit.

The Target Death Benefit in force must also be adjusted as follows:

  1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee), less the amount of the partial surrender.

  2) if the base death benefit before the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit under the policy is reduced by the lesser of:

       a) the amount of the partial surrender, plus its applicable fee; or

       b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender including any applicable fee.

When a partial surrender is made and you selected Death Benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the Policy. However, the partial surrender will reduce the base death benefit by the amount of the partial surrender. If the Option 2 Death Benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the base death benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the Policy is reduced by:

  1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee), or

                                      (2)

  2) if the base death benefit prior to the partial surrender is greater than the Target Death Benefit, Target Death Benefit will be reduced by the lesser of:

       a) the amount of the partial surrender, plus its applicable fee; or

       b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender.

DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.

OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

 . to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

 . to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

 . to reflect a change in the operation of the Variable Account, if allowed by the Policy.

BENEFICIARY

The Beneficiary is the individual named as such in the application or any later change shown in our records. We will pay the Death Benefit Proceeds to the Beneficiary. Unless otherwise provided, the Beneficiary must be living at the time of the Insured's death to receive the Proceeds. The Owner may designate contingent and/or concurrent Beneficiaries as well as permanent Beneficiaries. The Owner may change the Beneficiary at any time during the Insured's life. We will need the written consent of any permanent Beneficiaries to make a change.

To make a change, the Owner must submit a written request on a form we provide to our Operations Center. The change will take effect as of the date you sign the request.

Unless otherwise provided, if no designated Beneficiary is living when the Insured dies, the Owner or the Owner's estate will be the Beneficiary.

ASSIGNMENT

You may assign your Policy as collateral to secure a loan or other obligation. No assignment will bind us unless you send the original or a copy of the written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment.

An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or rider, will be subject to the assignment. We will rely solely on the statement of the assignee as to the amount of his or her interest. We will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights granted by this Policy except: (a) the right to change the Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. Consult the section on "Tax Considerations" in the Prospectus for more information.

                                      (3)

NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

If an Insured dies while the Policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

THE PORTFOLIOS

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding."

Currently, the Company does not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

We will purchase shares of the portfolios at net asset value (i.e., without a sales load) and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to make payments under the Policies. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of that portfolio at net asset value. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values. We may, on behalf of the Variable Account, elect not to reinvest dividends and capital gains distributions.

DOLLAR-COST AVERAGING AND AUTOMATIC REBALANCING

We offer dollar-cost averaging and automatic rebalancing services at no charge to you. Transfers as a result of dollar-cost averaging and automatic rebalancing do not count toward the 12 free transfers per Policy year. We may terminate these services at any time and may charge for these services in the future, but will give you 30 days notice before we terminate or charge for a service. These services involve the sale of units in one or more Subaccounts and the purchase of units in one or more other Subaccounts. Thus, this may result in a loss of Account Value.

If you elect both dollar-cost averaging and automatic rebalancing, we will process the dollar-cost averaging transfer before we process the automatic rebalancing transfer. Neither dollar-cost averaging nor automatic rebalancing guarantee an investment gain or protect against an investment loss.

Dollar-Cost Averaging. We offer dollar-cost averaging to Owners with Account Value allocated to the Vanguard VIF Money Market Subaccount. Once you elect the service, we will transfer a designated dollar

                                      (4)
amount of Account Value from the Vanguard VIF Money Market Subaccount to one or more Subaccounts each period. You may elect that the transfers occur monthly or quarterly. You may terminate dollar-cost averaging at a designated date or when the Vanguard VIF Money Market Subaccount reaches a pre-defined minimum balance. Under dollar-cost averaging, the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps you from investing too much when prices of shares are high and too little when prices of shares are low.

Each dollar-cost averaging transfer must be for at least $250. Automatic monthly transfers will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If you elect dollar-cost averaging at the time of Policy application, we will begin transfers in the appropriate calendar month following the completion of the Right to Return Policy period. If you elect dollar-cost averaging after we issue the Policy, we will begin transfers in the appropriate calendar month which is at least 30 days following our receipt of your request for dollar-cost averaging. If, at the time of any transfer, the amount in the Vanguard VIF Money Market Subaccount is equal to or less than the amount elected to be transferred, we will transfer the entire remaining balance and dollar-cost averaging will end. You may change the amount of or the Subaccounts to which we transfer Account Value once each Policy year. You may cancel dollar-cost averaging at any time by sending notice to our Operations Center which is received at the Center at least 10 days before the next transfer date.

Automatic Rebalancing. You may elect automatic rebalancing when you apply for a Policy or at any time thereafter by completing and returning to us at the Operations Center the form we provide. Automatic rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, we will automatically re-allocate the amounts in each of the Subaccounts into which you allocated premiums to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages you indicated.

If you elect automatic rebalancing with your Policy application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy period. If you elect automatic rebalancing after we issue the Policy, we will begin as of the 10th day of the last month of the calendar quarter which follows our receipt of your election at our Operations Center.

The automatic rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the automatic rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Owner that the allocation must be changed. Any such request will not be processed unless a request for discontinuance of automatic rebalancing is received.

You may terminate automatic rebalancing at any time, so long as we receive your notice of termination at our Operations Center at least 10 days prior to the next scheduled transfer.

PAYMENT PLAN/SETTLEMENT PROVISIONS




We will pay Death Benefit proceeds or Account Value (less outstanding Debt) in one lump sum, unless requested otherwise. Any part of the proceeds can be left with us and paid under a payment plan.



There are several important payment plan rules:



 . If you change a Beneficiary, your plan selection will no longer be in effect unless you request that it continue.



 . Any choice or change of a plan must be sent in writing to our Operations Center.


                                      (5)

 .  The amount of each payment under a plan must be at least $25.



 . Payments will begin either on the date the Death Benefit is payable, we have received Proof of Death and an optional payment plan was elected, or on surrender, except for payments under Plan 1 which begin 1, 3, 6 or 12 months after that date.



 .  Payments are backed by assets in our General Account.



We will issue a supplementary contract when proceeds are settled under an optional payment plan.



We will make payments monthly unless quarterly, semi-annual or annual payments are asked for when the option is chosen. But, if payments of the chosen frequency would be less than $25 each, we may use a less frequent basis. The chart below shows how we will calculate payments if monthly payments are not elected.



----------------------------------------------------------------------------------------
To obtain the amount of other than monthly payment, multiply the        Semi-
  monthly payment by the appropriate factor                      Annual Annual Quarterly
----------------------------------------------------------------------------------------
PLAN 2                                                           11.85   5.97    2.99
----------------------------------------------------------------------------------------
PLAN 3 - 0 Years Certain                                         11.68   5.90    2.97
----------------------------------------------------------------------------------------
PLAN 3 - 20 Years Certain, or Specified Period Certain           11.80   5.95    2.99
----------------------------------------------------------------------------------------
PLAN 3 - 10 Years Certain, or PLAN 3A                            11.74   5.92    2.97
----------------------------------------------------------------------------------------



Before we pay under Plan 3 or 3A, we must receive proof of age which satisfies us. After the Policy Date, unless otherwise provided in the settlement approved by us at the time it was chosen, any settlement under Plan 1, 2, 3, or 4 will end at the payee's death. The amount stated below for that plan will then be paid in one sum to the payee's executors or administrators.



Plan 1 or 4 - Any unpaid proceeds and interest to the date of death.



Plan 2 or 3 - The amount which, with compound annual interest, would have provided any future income payments for: (a) the specified period (Plan 2); or
(b) the specified period certain (Plan 3). This interest will be at the rate or rates we assumed in computing the amount of income.



The optional payment plans we offer are as follows:



Plan 1. Interest Income. Interest on the proceeds held by us at the rate set by us for each year. This rate will not be less than 2 3/4%.



Plan 2. Income for Specified Period. Income for the number of years chosen, based on the table below.



This table shows the monthly income for each $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.



Option 2 Table



------------------------------------------------------------------
Years    1      2     3     4     5     6     7     8     9    10
------------------------------------------------------------------
Amount $84.37 42.76 28.89 21.96 17.80 15.03 13.06 11.58 10.42 9.50
------------------------------------------------------------------
Years    11    12    13    14    15    16    17    18    19    20
------------------------------------------------------------------
Amount $8.75  8.13  7.60  7.15  6.76  6.41  6.11  5.85  5.61  5.39
------------------------------------------------------------------



Plan 3. Single Life Income. Income for a period certain and during the balance of the payee's lifetime. The period certain chosen may be: (a) 0, 10 or 20 years; or (b) the period required for the total income payments to equal the proceeds (for a specified period certain). The amount of income will be figured by us on the date the


                                      (6)
proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3 table below at the end of this section. The minimum income amounts shown in that table are based on the 1983 Table a (discrete functions, without projections for future mortality) with 3 1/2% interest.



Option 3 - Minimum Monthly Income Per $1,000 of Proceeds



The life income shown is based on the payee's age at nearest birthday on the due date of the first income payment.



 10 Years     20 Years 10 Years     20 Years 10 Years     20 Years          0 Years
 Certain      Certain  Certain      Certain  Certain      Certain           Certain
 ---------------------------------------------------------------------------------------
          Age                   Age                   Age          Age
 ---------------------------------------------------------------------------------------
  $3.14   10   $3.13    $3.56   35   $3.55    $ 4.93   60  $4.71    25       $3.34
   3.15   11    3.14     3.59   36    3.58      5.04   61   4.77    30        3.44
   3.16   12    3.15     3.62   37    3.61      5.14   62   4.84    35        3.57
   3.17   13    3.17     3.65   38    3.64     56.25   63   4.91    40        3.73
   3.18   14    3.18     3.69   39    3.67      5.37   64   4.98    45        3.93

   3.19   15    3.19     3.72   40    3.70      5.50   65   5.05    50        4.20
   3.20   16    3.20     3.76   41    3.73      5.63   66   5.12    55        4.54
   3.22   17    3.21     3.80   42    3.77      5.77   67   5.19    60        5.00
   3.23   18    3.23     3.84   43    3.81      5.92   68   5.25    65        5.64
   3.24   19    3.24     3.88   44    3.84      6.07   69   5.32    70        6.53

   3.26   20    3.25     3.92   45    3.88      6.23   70   5.38
                                                                   Refund Period Certain
   3.27   21    3.27     3.97   46    3.93      6.40   71   5.43   ---------------------
                                                                   Age
   3.29   22    3.28     4.02   47    3.97      6.58   72   5.48   ---
   3.30   23    3.30     4.07   48    4.01      6.76   73   5.53    25       $3.33
   3.32   24    3.32     4.12   49    4.06      6.95   74   5.57    30        3.42
                                                                    35        3.54

   3.34   25    3.33     4.18   50    4.11      7.15   75   5.60    40        3.69
   3.36   26    3.35     4.24   51    4.16      7.34   76   5.63    45        3.87
   3.38   27    3.37     4.30   52    4.21      7.54   77   5.66
   3.40   28    3.39     4.36   53    4.27      7.74   78   5.68    50        4.11
   3.42   29    3.41     4.43   54    4.32      7.94   79   5.70    55        4.40
                                                                    60        4.78

   3.44   30    3.43     4.51   55    4.38      8.14  80+   5.71    65        5.28
   3.46   31    3.45     4.58   56    4.44                          70        5.94
   3.49   32    3.48     4.66   57    4.51
   3.51   33    3.50     4.75   58    4.57
   3.54   34    3.52     4.84   59    4.64



* and under


+ and over



The minimum income for any age not shown in the 0 Years Certain and Refund Period Certain columns is calculated on the same mortality and interest assumptions as the minimum income for the ages shown and will be quoted on request.


                                      (7)

Plan 3A. Joint Life Income. Income during the joint lifetime of the payee and another person. Income will continue during the balance of the survivor's lifetime. The type of income chosen may give a survivor's income equal to: (a) the income amount payable during the joint lifetime; or (b) two-thirds of that income amount.



The amount of income payable during the joint lifetime will be figured by us on the date the proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3A table below. The minimum income amounts shown in that table are based on the 1983 Table (discrete functions, without projections for future mortality) with 3 1/2% interest. If a person for whom Plan 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Plan 3 with 10 years certain.



Option 3A - Minimum Monthly Income Per $1,000 of Proceeds



The income shown is based on the ages (at nearest birthday on the due date of the first income payment) of the 2 persons during whose joint lifetime payments are to be made.



   -------------------------------------------------------------------------
                                         Two-Thirds of Income Continued to
    Same Income Continued to Survivor                 Survivor
   -------------------------------------------------------------------------
   Age of      Age of Other Person      Age of      Age of Other Person
    One   -----------------------------  One   -----------------------------
   Person  50    55    60    65    70   Person  50    55    60    65    70
   ------ ----- ----- ----- ----- ----- ------ ----- ----- ----- ----- -----
     50   $3.89 $3.98 $4.04 $4.09 $4.13   50   $4.20 $4.35 $4.51 $4.69 $4.89
     55          4.16  4.27  4.36  4.42   55          4.54  4.73  4.95  5.18
     60                4.51  4.66  4.78   60                4.99  5.25  5.53
     65                      4.99  5.20   65                      5.62  5.97
     70                            5.67   70                            6.49



The minimum income for any other combination of ages is calculated on the same mortality and interest assumptions as the minimum income for the combinations of ages shown and will be quoted on request.



Plan 4. Income of Specified Amount. Income, of the amount chosen, for as long as the proceeds and interest last. But, the amount chosen may not be less each year than 10% of the proceeds. Interest will be credited annually on the balance of the proceeds at the rate for each year set by us. This rate will not be less than 2 3/4% a year.




DISTRIBUTION OF THE POLICY

MONY Securities Corporation ("MSC") is responsible for distributing the Policies pursuant to a distribution agreement with us. MSC serves as principal underwriter for the Policies. MSC, a New York corporation and a wholly owned subsidiary of MONY Life Insurance Company, is located at 1740 Broadway, New York, New York 10019. MSC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. (the "NASD").

We offer the Policies to the public on a continuous basis through MSC. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

MSC offers the Policies through its sales representatives. MSC also may enter into selling agreements with other broker-dealers for sales of the Policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to MSC for sales of the Policies, which MSC shares with its sales representatives and also with broker-dealers who have entered into selling agreements. MSC may pay additional compensation from its own resources to broker-dealers based on the level of Policy sales or premium payments.

                                      (8)

Commissions paid on the Policy, as well as other incentives or payments, are not charged directly to Policy Owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy.

MSC received sales compensation with respect to the Policies in the following amounts during the periods indicated:


---------------------------------------------------------------------
                                   Aggregate Amount of Commissions
                                Retained by MSC After Payments to its
Fiscal   Aggregate Amount of        Registered Persons and Other
 year  Commissions Paid to MSC*            Broker-Dealers
---------------------------------------------------------------------

 2000        $17,611,642                         N/A
---------------------------------------------------------------------

 2001        $16,870,424                         N/A
---------------------------------------------------------------------

 2002        $14,206,789                         N/A
---------------------------------------------------------------------


*  Includes sales compensation paid to registered persons of MSC.

MSC passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with MSC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for MSC's operating and other expenses.

Because sales representatives of MSC are also insurance agents of MONY Life Insurance Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Insurer for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, MSC sales representatives who meet certain Insurer productivity, persistency and length of service standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.


The Mid Cap Value Portfolio of the Janus Aspen Series and the Global Bond Portfolio and Real Return Portfolio of the PIMCO Variable Insurance Trust have adopted a Distribution Plan in connection with their 12b-1 shares and pay MSC for its costs in distributing these shares, all or some of which may be passed on to a selling broker-dealer that has entered into a selling agreement with MSC. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets. The 12b-1 fees are in consideration of distribution services provided and expenses incurred in the performance of MSC's obligations under an agreement with the Mid Cap Value Portfolio of the Janus Aspen Series and the Global Bond Portfolio and Real Return Portfolio of the PIMCO Variable Insurance Trust. Under the Distribution Plans, the Mid Cap Value Portfolio of the Janus Aspen Series pays 0.25% and the Global Bond Portfolio and Real Return Portfolio of the PIMCO Variable Insurance Trust each pay 0.15% to MSC for its distribution-related services and expenses under these Agreements. The Advisers for the Mid Cap Value Portfolio of the Janus Aspen Series and the Global Bond Portfolio and Real Return Portfolio of the PIMCO Variable Insurance Trust may, from time to time use their management fee revenue, as well as their past profits or other resources as may be permitted by regulatory rules, to make payments for


                                      (9)
distribution services to MSC, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

From time to time MONY Life Insurance Company, in conjunction with MSC, may conduct special sales programs.



                            ADDITIONAL INFORMATION

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.

REPORT TO POLICY OWNERS

We will send a statement to each Owner at least annually that: (a) sets forth a summary of the transactions which occurred since the date of the last statement; and (b) indicates the Death Benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate your allocation of Account Value among the Guaranteed Interest Account, the Loan Account, and the Subaccounts, along with any other information required by law. Confirmations will be sent out to you upon premium payments, transfers, loans, loan repayments, partial surrenders, and surrenders.

Each Owner will also receive an annual report and a semiannual report that contains the financial statements of the Variable Account and the Funds. The Funds' statement will include a list of the portfolio securities held by the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required under the federal securities laws.

RECORDS AND ACCOUNTS

We will maintain all records and accounts relating to the Variable Account and the Funds. We will handle all financial transactions. All reports required to be made and information required to be given will be provided by Andesa on our behalf.

LEGAL MATTERS


Legal matters in connection with the Policy have been passed on by Arthur D. Woods, Vice President - Variable Products and Broker-Dealer Operations Counsel of MONY Life Insurance Company. Robert Levy, Vice President - Chief Tax Counsel of MONY Life Insurance Company has passed upon legal matters relating to the federal income tax laws.


                                     (10)

EXPERTS

The Financial Statements have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.




                               PERFORMANCE DATA



The returns for the portfolios in which the Subaccounts invest for the periods indicated are shown in the table below.



The returns reflect the actual investment performance of the underlying portfolios, after reinvestment of dividends and capital gains, and deductions of investment management fees and other portfolio operating expenses. The returns do not include deductions for any Variable Account or Policy charges, such as mortality and expense risk charges, administrative charges, cost of insurance charges, sales charges, deferred acquisition cost tax charges, or state premium tax charges. If these charges were deducted the returns would be significantly lower. The total return calculations made by the portfolios is described below. The performance data given represents past performance and should not be considered indicative of future results.





Total Return Calculations



Average Annual Total Return. A Portfolio's average annual total return quotation is computed in accordance with a method prescribed by SEC rules. The average annual total return for a Portfolio for a specified period is determined by assuming a hypothetical $1,000 investment in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the nth root (n representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period.



Total Return. A Portfolio's total return for a specific period is calculated by first taking an investment (assumed to be $1,000) in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the difference by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gain dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.



                            MONY VARIABLE ACCOUNT L



                                                     Cumulative Total Returns       Average Annual Total Returns
            Underlying Fund and Portfolio  Inception 1 Month  3 Month   YTD   1 Year  3 Year  5 Year 10 Year Inception
----------------------------------------------------------------------------------------------------------------------
Alger      Alger AF Balanced               09/05/89  -2.50%    1.53%  -12.29% -12.29%  -5.78% 7.28%   9.55%    8.92%
           Alger AF Mid-Cap Growth         05/03/93  -7.71%    3.06%  -29.54% -29.54% -10.41% 4.32%     N/A   12.56%
----------------------------------------------------------------------------------------------------------------------
Dreyfus    Dreyfus VIF Appreciation        04/05/93  -4.05%    6.83%  -16.71% -16.71%  -9.13% 1.72%     N/A   10.18%
           Dreyfus VIF International Value 05/01/96  -3.35%    4.31%  -12.23% -12.23%  -9.81% 0.39%     N/A    2.07%
----------------------------------------------------------------------------------------------------------------------
Enterprise Enterprise AT Growth            12/01/98  -5.91%    4.19%  -23.26% -23.26% -14.79%   N/A     N/A   -4.98%
           Enterprise AT Small Company
            Growth                         12/01/98  -3.86%   10.74%  -24.02% -24.02%  -9.35%   N/A     N/A    5.95%
           Enterprise AT Small Company
            Value                          08/01/88  -3.27%    6.32%   -9.25%  -9.25%  -0.70% 5.89%  11.11%   12.71%
           Enterprise AT Total Return      01/24/02   2.29%    2.86%      N/A     N/A     N/A   N/A     N/A    7.10%
----------------------------------------------------------------------------------------------------------------------


                                     (11)

                                                          Cumulative Total Returns       Average Annual Total Returns
               Underlying Fund and Portfolio Inception 1 Month 3 Month   YTD   1 Year  3 Year  5 Year 10 Year Inception
-----------------------------------------------------------------------------------------------------------------------
Fidelity       Fidelity VIP Asset Manager    09/06/89  -2.89%   7.32%   -8.73%  -8.73%  -5.61%  1.45%  7.06%     8.36%
               Fidelity VIP Contrafund       01/03/95  -0.60%   1.34%   -9.35%  -9.35%  -9.43%  3.71%    N/A    12.27%
               Fidelity VIP Growth           10/09/86  -7.93%   6.79%  -30.11% -30.11% -19.98% -0.36%  8.44%    10.41%
               Fidelity VIP Growth and
                Income                       12/31/96  -4.15%   7.84%  -16.61% -16.61%  -9.82%  0.74%    N/A     4.95%
-----------------------------------------------------------------------------------------------------------------------
INVESCO        INVESCO VIF Financial
                Services                     09/21/99  -4.69%   4.75%  -14.90% -14.90%  -1.45%    N/A    N/A     1.86%
               INVESCO VIF Health Sciences   05/22/97  -2.07%  -5.17%  -24.45% -24.45%  -4.83%  5.25%    N/A     6.53%
               INVESCO VIF
                Telecommunications           09/21/99  -9.87%   8.73%  -50.81% -50.81% -44.93%    N/A    N/A   -32.56%
-----------------------------------------------------------------------------------------------------------------------
Janus          Janus AS Capital Appreciation 05/01/97  -5.38%   2.23%  -15.67% -15.67% -18.55%  7.37%    N/A    11.00%
               Janus AS Flexible Income      09/13/93   2.37%   1.38%   10.48%  10.48%   8.14%  6.99%    N/A     8.39%
               Janus AS International Growth 05/02/94  -4.06%   4.22%  -25.58% -25.58% -21.69%  0.52%    N/A     8.08%
               Janus AS Strategic Value      05/01/00  -6.27%   1.30%  -23.42% -23.42%     N/A    N/A    N/A   -12.27%
               Janus AS Worldwide Growth     09/13/93  -4.75%   3.65%  -25.50% -25.50% -21.31%  0.65%    N/A    10.39%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett    Lord Abbett SF Bond Debenture 12/03/01   0.70%   4.69%    7.92%   7.92%     N/A    N/A    N/A     7.64%
               Lord Abbett SF Mid-Cap Value  09/15/99  -3.54%   6.40%   -9.78%  -9.78%  14.11%    N/A    N/A    12.32%
-----------------------------------------------------------------------------------------------------------------------
MFS            MFS VIF New Discovery         05/01/98  -5.18%   0.48%  -31.63% -31.63% -13.98%    N/A    N/A     2.61%
               MFS VIF Total Return          01/03/95  -2.11%   4.83%   -5.17%  -5.17%   3.32%  5.01%    N/A    10.72%
               MFS VIF Utilities             01/03/95   1.18%   9.56%  -22.76% -22.76% -14.42% -0.65%    N/A     9.22%
-----------------------------------------------------------------------------------------------------------------------
MONY           MONY SF Government
                Securities                   05/01/91   1.11%   0.60%    6.57%   6.57%   7.61%  6.03%  5.79%     6.40%
               MONY SF Intermediate Bond     03/01/85   1.90%   1.20%    9.34%   9.34%   8.60%  6.64%  6.51%     8.03%
               MONY SF Long Term Bond        03/20/85   3.93%   1.47%   14.06%  14.06%  11.91%  7.35%  8.44%    10.05%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Morgan Stanley UIF Core Plus
                Fixed Income                 01/02/97   1.28%   1.64%    7.33%   7.33%   9.23%  6.71%    N/A     7.24%
               Morgan Stanley UIF Emerging
                Markets Equity               09/30/96  -4.73%   7.66%   -8.90%  -8.90% -19.70% -5.13%    N/A    -4.39%
               Morgan Stanley UIF Emerging
                Markets Debt                 06/16/97   2.57%  11.14%    9.22%   9.22%  10.23%  4.42%    N/A     4.12%
               Morgan Stanley UIF Equity
                Growth                       01/02/97  -7.40%   5.78%  -27.86% -27.86% -18.55% -2.11%    N/A     3.01%
               Morgan Stanley UIF Global
                Value Equity                 01/02/97  -4.21%   4.78%  -16.87% -16.87%  -4.85%  0.35%    N/A     3.39%
               Morgan Stanley UIF Value      01/02/97  -4.87%  10.21%  -22.15% -22.15%  -0.17% -0.90%    N/A     2.45%
-----------------------------------------------------------------------------------------------------------------------
PIMCO          PIMCO VIT Global Bond         01/14/02   4.75%   4.71%      N/A     N/A     N/A    N/A    N/A    20.35%
               PIMCO VIT Real Return         04/10/00   3.78%   1.17%   17.80%  17.80%  13.82%    N/A    N/A    12.63%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price  T. Rowe Price ES Equity
                Income                       03/31/94  -4.08%   9.07%  -13.12% -13.12%  -0.12%  2.43%    N/A    11.07%
               T. Rowe Price ES Mid-Cap
                Growth                       12/31/96  -4.89%   8.53%  -21.25% -21.25%  -5.72%  4.83%    N/A     7.04%
               T. Rowe Price ES Personal
                Strategy Balanced            12/30/94  -2.13%   5.47%   -7.80%  -7.80%  -1.75%  3.29%    N/A     9.31%
-----------------------------------------------------------------------------------------------------------------------
Vanguard       Vanguard VIF--Balanced        05/23/91  -1.93%   6.36%   -6.72%  -6.72%   2.44%  4.67% 10.36%    10.27%
               Vanguard VIF--Diversified
                Value                        02/08/99  -2.18%   4.66%  -14.24% -14.24%   2.88%    N/A    N/A    -1.37%
               Vanguard VIF--Equity Income   06/07/93  -2.82%   8.24%  -13.76% -13.76%  -2.51%  1.22%    N/A     9.80%
               Vanguard VIF--Equity Index    04/29/91  -5.86%   8.40%  -22.11% -22.11% -14.57% -0.58%  9.25%     9.69%
               Vanguard VIF--Growth          06/07/93  -7.35%   5.33%  -35.89% -35.89% -29.56% -9.65%    N/A     4.19%
               Vanguard VIF--HighYield
                Bond                         06/03/96   1.11%   5.66%    1.54%   1.54%   0.89%  1.91%    N/A     4.58%
               Vanguard VIF--International   06/03/94  -4.63%   8.17%  -17.25% -17.25% -14.35% -1.33%    N/A     3.14%
               Vanguard VIF--Mid-Cap Index   02/09/99  -4.16%   5.79%  -14.65% -14.65%   0.04%    N/A    N/A     5.94%
               Vanguard VIF--Money Market    05/02/91   0.83%   0.99%    1.73%   1.73%   4.38%  4.63%  4.72%     4.67%
               Vanguard VIF--REIT Index      02/09/99   0.79%   0.08%    3.53%   3.53%  13.61%    N/A    N/A     9.68%
               Vanguard VIF--Short-Term
                Corporate                    02/08/99   1.52%   1.13%    6.25%   6.25%   7.45%    N/A    N/A     6.25%
               Vanguard VIF--Small
                Company Growth               06/03/96  -6.11%   5.45%  -24.03% -24.03%  -2.43% 10.10%    N/A     9.23%
               Vanguard VIF--Total Bond
                Market Index                 04/29/91   2.09%   1.47%    8.31%   8.31%   9.29%  7.06%  7.19%     7.62%
-----------------------------------------------------------------------------------------------------------------------


                                     (12)

                             FINANCIAL STATEMENTS

This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 2002 and the related statements of operations and statements of changes in net assets for each of the three years in the period then ended. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, serves as independent accountants for the Variable Account.

Our statements of financial condition as of December 31, 2002 and 2001 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2002, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                     (13)

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                                                           Page
                                                                                                                           -----

With respect to MONY Variable Account L (Corporate Sponsored VUL - NY)
   No financial statements are included because although MONY Variable Account L commenced operations in 1990, the subaccount available to policyholders had not commenced operations as of December 31, 2002................

With respect to MONY Variable Account L (MONY Variable Universal Life)
  Report of Independent Accountants.......................................................................................   F-3
  Statement of assets and liabilities as of December 31, 2002.............................................................   F-5
  Statement of operations for the period ended December 31, 2002..........................................................  F-10
  Statement of changes in net assets for the period ended December 31, 2002...............................................  F-16
  Notes to financial statements...........................................................................................  F-22

With respect to MONY Variable Account L (MONY Survivorship Variable Universal Life)
  Report of Independent Accountants.......................................................................................  F-27
  Statement of assets and liabilities as of December 31, 2002.............................................................  F-29
  Statement of operations for the period ended December 31, 2002..........................................................  F-34
  Statement of changes in net assets for the period ended December 31, 2002...............................................  F-40
  Notes to financial statements...........................................................................................  F-45

With respect to MONY Variable Account L (MONY Custom Equity Master)
  Report of Independent Accountants.......................................................................................  F-51
  Statement of assets and liabilities as of December 31, 2002.............................................................  F-52
  Statement of operations for the period ended December 31, 2002..........................................................  F-58
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001..........................  F-64
  Notes to financial statements...........................................................................................  F-74

With respect to MONY Variable Account L (MONY Custom Estate Master)
  Report of Independent Accountants.......................................................................................  F-81
  Statement of assets and liabilities as of December 31, 2002.............................................................  F-82
  Statement of operations for the period ended December 31, 2002..........................................................  F-88
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001..........................  F-94
  Notes to financial statements........................................................................................... F-104

With respect to MONY Variable Account L (Strategist and MONYEquity Master)
  Report of Independent Accountants....................................................................................... F-109
  Statement of assets and liabilities as of December 31, 2002............................................................. F-110
  Statement of operations for the year ended December 31, 2002............................................................ F-116
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001.......................... F-122
  Notes to financial statements........................................................................................... F-132

With respect to MONY Variable Account L (Combined)
  Report of Independent Accountants....................................................................................... F-139
  Combined statement of assets and liabilities as of December 31, 2002.................................................... F-140
  Combined statement of operations for the year ended December 31, 2002................................................... F-141
  Combined statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001................. F-142
  Notes to Combined Financial Statements.................................................................................. F-143

With respect to MONY Life Insurance Company
  Report of Independent Accountants....................................................................................... F-147
  Balance sheets as of December 31, 2002 and 2001......................................................................... F-148
  Statements of income and comprehensive income for the years ended December 31, 2002, 2001 and 2000...................... F-149
  Statements of changes in shareholder's equity for the years ended December 31, 2002, 2001 and 2000...................... F-150
  Statements of cash flows for the years ended December 31, 2002, 2001 and 2000........................................... F-151
  Notes to financial statements........................................................................................... F-153

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L - MONY Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MONY Variable Universal Life's Subaccounts of MONY Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                 MONY Variable Universal Life
                               ----------------------------------------------------------------
                                Alger American Fund         Enterprise Accumulation Trust
                               --------------------  ------------------------------------------
                                                                                        Global
                                            MidCap     Equity   Growth and             Socially
                                Balanced    Growth     Income     Income     Growth   Responsive
                               Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                               ---------- ---------- ---------- ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................    2,428      3,261      5,416     16,449      27,514     1,406
                                =======    =======    =======    =======    ========   =======
Investments at cost...........  $27,729    $48,473    $25,894    $73,276    $122,191   $13,847
                                =======    =======    =======    =======    ========   =======
Investments in respective
  Funds, at net asset value...  $27,417    $40,595    $22,855    $64,973    $109,506   $12,052
Amount due from MONY..........      110         14          0        825         134         0
Amount due from respective
  Funds.......................        4          2         24         14          23         1
                                -------    -------    -------    -------    --------   -------
       Total assets...........   27,531     40,611     22,879     65,812     109,663    12,053
                                -------    -------    -------    -------    --------   -------
         LIABILITIES
Amount due to MONY............       17         26         37         50          80         8
Amount due to respective Funds      110         14          0        825         134         0
                                -------    -------    -------    -------    --------   -------
       Total liabilities......      127         40         37        875         214         8
                                -------    -------    -------    -------    --------   -------
Net assets....................  $27,404    $40,571    $22,842    $64,937    $109,449   $12,045
                                =======    =======    =======    =======    ========   =======
Net assets consist of:
  Contractholders' net
   payments...................  $28,039    $49,893    $26,296    $75,578    $123,802   $14,527
  Undistributed net
   investment income (loss)...       20       (155)       167        445         (21)      (14)
  Accumulated net realized
   (loss) on investments......     (343)    (1,289)      (582)    (2,783)     (1,647)     (673)
  Net unrealized
   (depreciation) of
   investments................     (312)    (7,878)    (3,039)    (8,303)    (12,685)   (1,795)
                                -------    -------    -------    -------    --------   -------
Net assets....................  $27,404    $40,571    $22,842    $64,937    $109,449   $12,045
                                =======    =======    =======    =======    ========   =======
Number of units outstanding*..    3,008      5,358      2,679      8,201      13,686     1,385
                                -------    -------    -------    -------    --------   -------
Net asset value per unit
  outstanding*................  $  9.11    $  7.57    $  8.53    $  7.92    $   8.00   $  8.70
                                =======    =======    =======    =======    ========   =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                                        MONY Variable Universal Life
                                                           ------------------------------------------------------

                                                                       Enterprise Accumulation Trust
                                                           ------------------------------------------------------
                                                                                   Small      Small
                                                                      Multi-Cap   Company    Company     Total
                                                            Managed     Growth     Growth     Value      Return
                                                           Subaccount Subaccount Subaccount Subaccount Subaccount
                                                           ---------- ---------- ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................      832      4,422      8,710       5,666     3,599
                                                            =======    =======    =======    ========   =======
Investments at cost.......................................  $13,261    $29,951    $60,868    $103,169   $36,186
                                                            =======    =======    =======    ========   =======
Investments in respective Funds, at net asset value.......  $12,711    $24,367    $52,086    $ 97,227   $36,673
Amount due from MONY......................................        0          5          0           0       949
Amount due from respective Funds..........................        8          8         15          17         3
                                                            -------    -------    -------    --------   -------
       Total assets.......................................   12,719     24,380     52,101      97,244    37,625
                                                            -------    -------    -------    --------   -------
                       LIABILITIES
Amount due to MONY........................................       15         21         45          68        22
Amount due to respective Funds............................        0          5          0           0       949
                                                            -------    -------    -------    --------   -------
       Total liabilities..................................       15         26         45          68       971
                                                            -------    -------    -------    --------   -------
Net assets................................................  $12,704    $24,354    $52,056    $ 97,176   $36,654
                                                            =======    =======    =======    ========   =======
Net assets consist of:
 Contractholders' net payments............................  $13,592    $30,914    $62,328    $102,813   $35,066
 Undistributed net investment income (loss)...............       50        (90)      (196)      1,913     1,014
 Accumulated net realized gain (loss) on investments......     (388)      (886)    (1,294)     (1,608)       87
 Net unrealized appreciation (depreciation) of investments     (550)    (5,584)    (8,782)     (5,942)      487
                                                            -------    -------    -------    --------   -------
Net assets................................................  $12,704    $24,354    $52,056    $ 97,176   $36,654
                                                            =======    =======    =======    ========   =======
Number of units outstanding*..............................    1,521      3,463      6,471      10,407     3,459
                                                            -------    -------    -------    --------   -------
Net asset value per unit outstanding*.....................  $  8.35    $  7.03    $  8.05    $   9.34   $ 10.60
                                                            =======    =======    =======    ========   =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                         MONY Variable Universal Life
--------------------------------------------------------------------------------------------------------------
            INVESCO Variable
            Investment Fund                       Janus Aspen Series               Lord Abbett Series Fund
---------------------------------------  ------------------------------------  -------------------------------
                                                                                            Growth
Financial    Health                        Capital     Flexible  International    Bond       and      Mid-Cap
 Services   Sciences  Telecommunications Appreciation   Income      Growth     Debenture    Income     Value
Subaccount Subaccount     Subaccount      Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
---------- ---------- ------------------ ------------ ---------- ------------- ---------- ---------- ----------

     768      1,454          2,636           1,034       2,143        3,009       2,044      3,325      1,984
  ======    =======        =======         =======     =======     ========     =======    =======    =======
  $8,748    $21,427        $ 9,564         $19,442     $26,661     $ 62,656     $21,303    $66,980    $28,180
  ======    =======        =======         =======     =======     ========     =======    =======    =======
  $8,062    $19,997        $ 7,223         $17,819     $27,474     $ 51,693     $21,624    $62,611    $27,500
       0          0              5              73           0           10           0        187          6
      11         10              8              25           3            5           1          2          2
  ------    -------        -------         -------     -------     --------     -------    -------    -------
   8,073     20,007          7,236          17,917      27,477       51,708      21,625     62,800     27,508
  ------    -------        -------         -------     -------     --------     -------    -------    -------

      16         21             12              35          18           34          13         38         15
       0          0              5              73           0           10           0        187          6
  ------    -------        -------         -------     -------     --------     -------    -------    -------
      16         21             17             108          18           44          13        225         21
  ------    -------        -------         -------     -------     --------     -------    -------    -------
  $8,057    $19,986        $ 7,219         $17,809     $27,459     $ 51,664     $21,612    $62,575    $27,487
  ======    =======        =======         =======     =======     ========     =======    =======    =======

  $8,795    $21,578        $10,910         $19,575     $25,980     $ 63,377     $20,876    $67,216    $28,295
      29        (53)           (41)            (18)        539          106         404        193         76
     (81)      (109)        (1,309)           (125)        127         (856)         11       (465)      (204)
    (686)    (1,430)        (2,341)         (1,623)        813      (10,963)        321     (4,369)      (680)
  ------    -------        -------         -------     -------     --------     -------    -------    -------
  $8,057    $19,986        $ 7,219         $17,809     $27,459     $ 51,664     $21,612    $62,575    $27,487
  ======    =======        =======         =======     =======     ========     =======    =======    =======
     925      2,467          1,132           1,990       2,536        6,455       2,017      7,720      3,087
  ------    -------        -------         -------     -------     --------     -------    -------    -------
  $ 8.71    $  8.10        $  6.38         $  8.95     $ 10.83     $   8.00     $ 10.71    $  8.11    $  8.90
  ======    =======        =======         =======     =======     ========     =======    =======    =======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                       MONY Variable Universal Life
                               ----------------------------------------------------------------------------

                                      MFS Variable Insurance Trust              MONY Series Fund, Inc.
                               ------------------------------------------  --------------------------------

                                Mid Cap      New       Total               Government Long Term    Money
                                 Growth   Discovery    Return   Utilities  Securities    Bond      Market
                               Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                               ---------- ---------- ---------- ---------- ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................    6,221      2,479      3,707        698      8,259      3,212     791,559
                                =======    =======    =======     ======    =======    =======    ========
Investments at cost...........  $33,598    $31,253    $63,128     $8,733    $94,801    $43,143    $791,559
                                =======    =======    =======     ======    =======    =======    ========
Investments in respective
  Funds, at net asset value...  $28,055    $25,882    $63,546     $8,400    $97,621    $46,664    $791,559
Amount due from MONY..........       10          0         33         10        947        163       8,359
Amount due from respective
  Funds.......................        9         13         16         11         23          9          86
                                -------    -------    -------     ------    -------    -------    --------
       Total assets...........   28,074     25,895     63,595      8,421     98,591     46,836     800,004
                                -------    -------    -------     ------    -------    -------    --------
         LIABILITIES
Amount due to MONY............       24         28         51         15         74         34         517
Amount due to respective Funds       10          0         33         10        947        163       8,359
                                -------    -------    -------     ------    -------    -------    --------
       Total liabilities......       34         28         84         25      1,021        197       8,876
                                -------    -------    -------     ------    -------    -------    --------
Net assets....................  $28,040    $25,867    $63,511     $8,396    $97,570    $46,639    $791,128
                                =======    =======    =======     ======    =======    =======    ========
Net assets consist of:
  Contractholders' net
   payments...................  $35,394    $31,717    $63,509     $8,731    $94,459    $42,739    $789,294
  Undistributed net
   investment income (loss)...      (92)       (98)        62         46       (242)      (138)      1,834
  Accumulated net realized
   gain (loss) on investments.   (1,719)      (381)      (478)       (48)       533        517           0
  Net unrealized appreciation
   (depreciation) of
   investments................   (5,543)    (5,371)       418       (333)     2,820      3,521           0
                                -------    -------    -------     ------    -------    -------    --------
Net assets....................  $28,040    $25,867    $63,511     $8,396    $97,570    $46,639    $791,128
                                =======    =======    =======     ======    =======    =======    ========
Number of units outstanding*..    4,315      3,522      6,621        967      9,287      4,206      78,518
                                -------    -------    -------     ------    -------    -------    --------
Net asset value per unit
  outstanding*................  $  6.50    $  7.35    $  9.59     $ 8.68    $ 10.51    $ 11.09    $  10.08
                                =======    =======    =======     ======    =======    =======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                   MONY Variable Universal Life
---------------------------------------------------------------------------------------------------------
                                        PBHG Insurance Series
The Universal Institutional Funds, Inc.         Funds          PIMCO Variable Insurance Trust
--------------------------------------  --------------------  -------------------------------
 Emerging       Global                                                              StocksPlus
 Markets        Value      U.S. Real     Mid-Cap     Select     Global      Real    Growth and
  Equity        Equity       Estate       Value      Value       Bond      Return     Income
Subaccount    Subaccount   Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount    Total
----------    ----------   ----------   ---------- ---------- ---------- ---------- ---------- ----------

   2,920           388        3,426        5,832      1,372      2,611      4,888      16,105
 =======        ======      =======      =======    =======    =======    =======    ========
 $20,715        $4,172      $41,694      $66,674    $17,628    $27,790    $56,231    $132,489  $2,253,414
 =======        ======      =======      =======    =======    =======    =======    ========  ==========

 $17,637        $3,819      $38,819      $63,570    $16,464    $30,519    $58,171    $116,761  $2,151,952
       0             0          101            6        163         54        248         181      12,593
      13             0           10           13         10          9          9          37         454
 -------        ------      -------      -------    -------    -------    -------    --------  ----------
  17,650         3,819       38,930       63,589     16,637     30,582     58,428     116,979   2,164,999
 -------        ------      -------      -------    -------    -------    -------    --------  ----------

      23             2           29           49         19         24         37         104       1,621
       0             0          101            6        163         54        248         181      12,593
 -------        ------      -------      -------    -------    -------    -------    --------  ----------
      23             2          130           55        182         78        285         285      14,214
 -------        ------      -------      -------    -------    -------    -------    --------  ----------
 $17,627        $3,817      $38,800      $63,534    $16,455    $30,504    $58,143    $116,694  $2,150,785
 =======        ======      =======      =======    =======    =======    =======    ========  ==========

 $20,939        $4,198      $40,321      $70,300    $17,849    $27,245    $54,312    $133,486  $2,263,943

     (79)           72        1,698         (216)        72        391        969       1,835      10,482

    (155)         (100)        (344)      (3,446)      (302)       139        922      (2,899)    (22,178)

  (3,078)         (353)      (2,875)      (3,104)    (1,164)     2,729      1,940     (15,728)   (101,462)
 -------        ------      -------      -------    -------    -------    -------    --------  ----------
 $17,627        $3,817      $38,800      $63,534    $16,455    $30,504    $58,143    $116,694  $2,150,785
 =======        ======      =======      =======    =======    =======    =======    ========  ==========
   2,063           462        4,010        7,346      2,063      2,562      5,050      14,127
 -------        ------      -------      -------    -------    -------    -------    --------
 $  8.54        $ 8.27      $  9.68      $  8.65    $  7.98    $ 11.90    $ 11.51    $   8.26
 =======        ======      =======      =======    =======    =======    =======    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                       MONY Variable Universal Life
                               ----------------------------------------------------------------------------
                                  Alger American Fund               Enterprise Accumulation Trust
                               ------------------------  --------------------------------------------------
                                                                                                   Global
                                              Mid Cap       Equity     Growth and                 Socially
                                 Balanced      Growth       Income       Income       Growth     Responsive
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------ ------------ ------------
                                 For the      For the      For the      For the      For the      For the
                                  period       period       period       period       period       period
                               February 21, February 26, February 15, February 8,  February 8,  February 8,
                                  2002**       2002**       2002**       2002**       2002**       2002**
                                 through      through      through      through      through      through
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002         2002         2002
                               ------------ ------------ ------------ ------------ ------------ ------------
Dividend income...............    $  87       $     0      $   255      $    657     $    305     $    45
Distribution from net
  realized gains..............        0             0            0             0            0           0
Mortality and expense risk
  charges.....................      (67)         (155)         (88)         (212)        (326)        (59)
                                  -----       -------      -------      --------     --------     -------
Net investment income (loss)..       20          (155)         167           445          (21)        (14)
                                  -----       -------      -------      --------     --------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (343)       (1,289)        (582)       (2,783)      (1,647)       (673)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (312)       (7,878)      (3,039)       (8,303)     (12,685)     (1,795)
                                  -----       -------      -------      --------     --------     -------
Net realized and unrealized
  gain (loss) on investments..     (655)       (9,167)      (3,621)      (11,086)     (14,332)     (2,468)
                                  -----       -------      -------      --------     --------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(635)      $(9,322)     $(3,454)     $(10,641)    $(14,353)    $(2,482)
                                  =====       =======      =======      ========     ========     =======

----------
** Commencement of operations

                      See notes to financial statements.

                                        MONY Variable Universal Life
------------------------------------------------------------------------------------------------------------
                 Enterprise Accumulation Trust                        INVESCO Variable Investment Funds
---------------------------------------------------------------  -------------------------------------------
                             Small        Small
              Multi-Cap     Company      Company                  Financial      Health
  Managed       Growth       Growth       Value     Total Return   Services     Sciences   Telecommunications
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount      Subaccount
 ----------  ------------ ------------ ------------ ------------ ------------ ------------ ------------------
  For the      For the      For the      For the      For the      For the      For the         For the
   period       period       period       period       period       period       period          period
February 22, February 15, February 8,  February 8,    March 5,   February 8,  February 8,     February 15,
   2002**       2002**       2002**       2002**       2002**       2002**       2002**          2002**
  through      through      through      through      through      through      through         through
December 31, December 31, December 31, December 31, December 31, December 31, December 31,    December 31,
    2002         2002         2002         2002         2002         2002         2002            2002
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------------
   $  85       $     0      $      0     $   252       $  580       $  53       $     0         $     0
       0             0             0       1,904          541           0             0               0
     (35)          (90)         (196)       (243)        (107)        (24)          (53)            (41)
   -----       -------      --------     -------       ------       -----       -------         -------
      50           (90)         (196)      1,913        1,014          29           (53)            (41)
   -----       -------      --------     -------       ------       -----       -------         -------

    (388)         (886)       (1,294)     (1,608)          87         (81)         (109)         (1,309)

    (550)       (5,584)       (8,782)     (5,942)         487        (686)       (1,430)         (2,341)
   -----       -------      --------     -------       ------       -----       -------         -------

    (938)       (6,470)      (10,076)     (7,550)         574        (767)       (1,539)         (3,650)
   -----       -------      --------     -------       ------       -----       -------         -------

   $(888)      $(6,560)     $(10,272)    $(5,637)      $1,588       $(738)      $(1,592)        $(3,691)
   =====       =======      ========     =======       ======       =====       =======         =======

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                        MONY Variable Universal Life
-                              -----------------------------------------------------------------------------
                                         Janus Aspen Series                   Lord Abbett Series Fund
                               --------------------------------------  -------------------------------------
                                 Capital      Flexible   International     Bond      Growth and    Mid-Cap
                               Appreciation    Income       Growth      Debenture      Income       Value
                                Subaccount   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------- ------------ ------------ ------------
                                 For the      For the       For the      For the      For the      For the
                                  period       period       period        period       period       period
                               February 22, February 21, February 21,  February 21, February 27,   March 1,
                                  2002**       2002**       2002**        2002**       2002**       2002**
                                 through      through       through      through      through      through
                               December 31, December 31, December 31,  December 31, December 31, December 31,
                                   2002         2002         2002          2002         2002         2002
                               ------------ ------------ ------------- ------------ ------------ ------------
Dividend income...............   $    41       $  621      $    324        $423       $   366       $ 133
Distribution from net
  realized gains..............         0            0             0          50             8           0
Mortality and expense risk
  charges.....................       (59)         (82)         (218)        (69)         (181)        (57)
                                 -------       ------      --------        ----       -------       -----
Net investment income (loss)..       (18)         539           106         404           193          76
                                 -------       ------      --------        ----       -------       -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................      (125)         127          (856)         11          (465)       (204)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (1,623)         813       (10,963)        321        (4,369)       (680)
                                 -------       ------      --------        ----       -------       -----
Net realized and unrealized
  gain (loss) on investments..    (1,748)         940       (11,819)        332        (4,834)       (884)
                                 -------       ------      --------        ----       -------       -----
Net increase (decrease) in
  net assets resulting from
  operations..................   $(1,766)      $1,479      $(11,713)       $736       $(4,641)      $(808)
                                 =======       ======      ========        ====       =======       =====

----------
** Commencement of operations

                      See notes to financial statements.

                               MONY Variable Universal Life
-----------------------------------------------------------------------------------------
           MFS Variable Insurance Trust                     MONY Series Fund, Inc.
--------------------------------------------------  -------------------------------------
  Mid Cap        New                                 Government   Long Term      Money
   Growth     Discovery   Total Return  Utilities    Securities      Bond        Market
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
 ----------  ------------ ------------ ------------ ------------ ------------ ------------
  For the      For the      For the      For the      For the      For the      For the
   period       period       period       period       period       period       period
February 15, February 15, February 8,  February 15, February 21, February 22, February 6,
   2002**       2002**       2002**       2002**       2002**       2002**       2002**
  through      through      through      through      through      through      through
December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2002         2002         2002         2002         2002         2002
------------ ------------ ------------ ------------ ------------ ------------ ------------
  $     0      $     0       $ 121        $  72        $   53       $   11      $ 3,388
        0            0          96            0             0            0            0
      (92)         (98)       (155)         (26)         (295)        (149)      (1,554)
  -------      -------       -----        -----        ------       ------      -------
     (92).         (98)         62           46          (242)        (138)       1,834
  -------      -------       -----        -----        ------       ------      -------

   (1,719)        (381)       (478)         (48)          533          517            0

   (5,543)      (5,371)        418         (333)        2,820        3,521            0
  -------      -------       -----        -----        ------       ------      -------

   (7,262)      (5,752)        (60)        (381)        3,353        4,038            0
  -------      -------       -----        -----        ------       ------      -------

  $(7,354)     $(5,850)      $   2        $(335)       $3,111       $3,900      $ 1,834
  =======      =======       =====        =====        ======       ======      =======

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)



                                                       MONY Variable Universal Life
                               ---------------------------------------------------------------------------
                                                                                                PBHG
                                                                                             Insurance
                                                                                               Series
                                        The Universal Institutional Funds, Inc.                Funds
                               --------------------------------------------------------  ------------------
                                    Emerging
                                     Markets             Global            U.S. Real          Mid-Cap
                                     Equity           Value Equity          Estate             Value
                                   Subaccount          Subaccount         Subaccount         Subaccount
                               ------------------- ------------------- ----------------- ------------------
                                 For the period      For the period     For the period     For the period
                               February 15, 2002** February 28, 2002** February 26, 2002 February 8, 2002**
                                     through             through            through           through
                                  December 31,        December 31,       December 31,       December 31,
                                      2002                2002               2002               2002
                               ------------------- ------------------- ----------------- ------------------
Dividend income...............       $     0              $  38             $ 1,105           $     0
Distribution from net
  realized gains..............             0                 44                 695                 0
Mortality and expense risk
  charges.....................           (79)               (10)               (102)             (216)
                                     -------              -----             -------           -------
Net investment income (loss)..           (79)                72               1,698              (216)
                                     -------              -----             -------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................          (155)              (100)               (344)           (3,446)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................        (3,078)              (353)             (2,875)           (3,104)
                                     -------              -----             -------           -------
Net realized and unrealized
  gain (loss) on investments..        (3,233)              (453)             (3,219)           (6,550)
                                     -------              -----             -------           -------
Net increase (decrease) in
  net assets resulting from
  operations..................       $(3,312)             $(381)            $(1,521)          $(6,766)
                                     =======              =====             =======           =======

** Commencement of operations

                      See notes to financial statements.

                                   MONY Variable Universal Life
-------------------------------------------------------------------------------------------------



PBHG Insurance Series Funds             PIMCO Variable Insurance Trust
--------------------------- ------------------------------------------------------

                                  Global                            StocksPlus
       Select Value                Bond           Real Return    Growth and Income
          Subaccount            Subaccount        Subaccount        Subaccount          Total
          -------           ------------------- --------------- ------------------- --------------
      For the period          For the period    For the period    For the period
    February 8, 2002**      February 22, 2002** March 1, 2002** February 22, 2002** For the period
          through                 through           through           through           ended
       December 31,            December 31,      December 31,      December 31,      December 31,
           2002                    2002              2002              2002              2002
    ------------------      ------------------- --------------- ------------------- --------------
          $   111                 $  371            $1,020           $  2,273         $  12,790
                0                    110                97                  0             3,545
              (39)                   (90)             (148)              (438)           (5,853)
          -------                 ------            ------           --------         ---------
               72                    391               969              1,835            10,482
          -------                 ------            ------           --------         ---------
             (302)                   139               922             (2,899)          (22,178)

           (1,164)                 2,729             1,940            (15,728)         (101,462)
          -------                 ------            ------           --------         ---------

           (1,466)                 2,868             2,862            (18,627)         (123,640)
          -------                 ------            ------           --------         ---------

          $(1,394)                $3,259            $3,831           $(16,792)        $(113,158)
          =======                 ======            ======           ========         =========

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                       MONY Variable Universal Life
                               ----------------------------------------------------------------------------
                                  Alger American Fund               Enterprise Accumulation Trust
                               ------------------------  --------------------------------------------------
                                                                                                   Global
                                              Mid Cap       Equity     Growth and                 Socially
                                 Balanced      Growth       Income       Income       Growth     Responsive
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------ ------------ ------------
                                 For the      For the      For the      For the      For the      For the
                                  period       period       period       period       period       period
                               February 21, February 26, February 15, February 8,  February 8,  February 8,
                                  2002**       2002**       2002**       2002**       2002**       2002**
                                 through      through      through      through      through      through
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002         2002         2002
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
Net investment income (loss)..   $    20      $  (155)     $   167      $    445     $    (21)    $   (14)
Net realized gain (loss) on
 investments..................      (343)      (1,289)        (582)       (2,783)      (1,647)       (673)
Net change in unrealized
 appreciation (depreciation)
 of investments...............      (312)      (7,878)      (3,039)       (8,303)     (12,685)     (1,795)
                                 -------      -------      -------      --------     --------     -------
Net increase (decrease) in
 net assets resulting from
 operations...................      (635)      (9,322)      (3,454)      (10,641)     (14,353)     (2,482)
                                 -------      -------      -------      --------     --------     -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    34,722       59,872       34,559        93,312      151,596      20,345
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (6,683)      (9,979)      (8,263)      (17,734)     (27,794)     (5,818)
                                 -------      -------      -------      --------     --------     -------
Net increase from unit
 transactions.................    28,039       49,893       26,296        75,578      123,802      14,527
                                 -------      -------      -------      --------     --------     -------
Net increase in net assets....    27,404       40,571       22,842        64,937      109,449      12,045
Net assets beginning of period         0            0            0             0            0           0
                                 -------      -------      -------      --------     --------     -------
Net assets end of period*.....   $27,404      $40,571      $22,842      $ 64,937     $109,449     $12,045
                                 =======      =======      =======      ========     ========     =======
Unit transactions:
Units outstanding beginning
 of period....................         0            0            0             0            0           0
Units issued during the period     3,753        6,717        3,589        10,631       17,144       2,021
Units redeemed during the
 period.......................      (745)      (1,359)        (910)       (2,430)      (3,458)       (636)
                                 -------      -------      -------      --------     --------     -------
Units outstanding end of
 period.......................     3,008        5,358        2,679         8,201       13,686       1,385
                                 =======      =======      =======      ========     ========     =======
----------
*Includes undistributed net
 investment income (loss) of:    $    20      $  (155)     $   167      $    445     $    (21)    $   (14)
                                 =======      =======      =======      ========     ========     =======

** Commencement of operations

                      See notes to financial statements.

                                        MONY Variable Universal Life
------------------------------------------------------------------------------------------------------------
                 Enterprise Accumulation Trust                        INVESCO Variable Investment Funds
---------------------------------------------------------------  -------------------------------------------
                             Small        Small
              Multi-Cap     Company      Company                  Financial      Health
  Managed       Growth       Growth       Value     Total Return   Services     Sciences   Telecommunications
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount      Subaccount
 ----------  ------------ ------------ ------------ ------------ ------------ ------------ ------------------
  For the      For the      For the      For the      For the      For the      For the         For the
   period       period       period       period       period       period       period          period
February 22, February 15, February 8,  February 8,    March 5,   February 8,  February 8,     February 15,
   2002**       2002**       2002**       2002**       2002**       2002**       2002**          2002**
  through      through      through      through      through      through      through         through
December 31, December 31, December 31, December 31, December 31, December 31, December 31,    December 31,
    2002         2002         2002         2002         2002         2002         2002            2002
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------------
  $    50      $   (90)     $   (196)    $  1,913     $ 1,014      $    29      $   (53)        $   (41)
     (388)        (886)       (1,294)      (1,608)         87          (81)        (109)         (1,309)

     (550)      (5,584)       (8,782)      (5,942)        487         (686)      (1,430)         (2,341)
  -------      -------      --------     --------     -------      -------      -------         -------

     (888)      (6,560)      (10,272)      (5,637)      1,588         (738)      (1,592)         (3,691)
  -------      -------      --------     --------     -------      -------      -------         -------

   16,968       39,484        75,500      128,327      42,445       10,526       24,988          16,775

   (3,376)      (8,570)      (13,172)     (25,514)     (7,379)      (1,731)      (3,410)         (5,865)
  -------      -------      --------     --------     -------      -------      -------         -------
   13,592       30,914        62,328      102,813      35,066        8,795       21,578          10,910
  -------      -------      --------     --------     -------      -------      -------         -------
   12,704       24,354        52,056       97,176      36,654        8,057       19,986           7,219
        0            0             0            0           0            0            0               0
  -------      -------      --------     --------     -------      -------      -------         -------
  $12,704      $24,354      $ 52,056     $ 97,176     $36,654      $ 8,057      $19,986         $ 7,219
  =======      =======      ========     ========     =======      =======      =======         =======

        0            0             0            0           0            0            0               0
    1,964        4,495         8,147       13,130       4,423        1,115        2,865           1,917
     (443)      (1,032)       (1,676)      (2,723)       (964)        (190)        (398)           (785)
  -------      -------      --------     --------     -------      -------      -------         -------
    1,521        3,463         6,471       10,407       3,459          925        2,467           1,132
  =======      =======      ========     ========     =======      =======      =======         =======

  $    50      $   (90)     $   (196)    $  1,913     $ 1,014      $    29      $   (53)        $   (41)
  =======      =======      ========     ========     =======      =======      =======         =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                        MONY Variable Universal Life
                               -----------------------------------------------------------------------------
                                         Janus Aspen Series                   Lord Abbett Series Fund
                               --------------------------------------  -------------------------------------
                                 Capital      Flexible   International     Bond      Growth and    Mid-Cap
                               Appreciation    Income       Growth      Debenture      Income       Value
                                Subaccount   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------- ------------ ------------ ------------
                                 For the      For the       For the      For the      For the      For the
                                  period       period       period        period       period       period
                               February 22, February 21, February 21,  February 21, February 27,   March 1,
                                  2002**       2002**       2002**        2002**       2002**       2002**
                                 through      through       through      through      through      through
                               December 31, December 31, December 31,  December 31, December 31, December 31,
                                   2002         2002         2002          2002         2002         2002
                               ------------ ------------ ------------- ------------ ------------ ------------
From operations:
Net investment income (loss)..   $   (18)     $   539      $    106      $   404      $   193      $    76
Net realized gain (loss) on
 investments..................      (125)         127          (856)          11         (465)        (204)
Net change in unrealized
 appreciation (depreciation)
 of investments...............    (1,623)         813       (10,963)         321       (4,369)        (680)
                                 -------      -------      --------      -------      -------      -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (1,766)       1,479       (11,713)         736       (4,641)        (808)
                                 -------      -------      --------      -------      -------      -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    23,115       29,884        71,554       23,371       75,609       32,145
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (3,540)      (3,904)       (8,177)      (2,495)      (8,393)      (3,850)
                                 -------      -------      --------      -------      -------      -------
Net increase from unit
 transactions.................    19,575       25,980        63,377       20,876       67,216       28,295
                                 -------      -------      --------      -------      -------      -------
Net increase in net assets....    17,809       27,459        51,664       21,612       62,575       27,487
Net assets beginning of period         0            0             0            0            0            0
                                 -------      -------      --------      -------      -------      -------
Net assets end of period*.....   $17,809      $27,459      $ 51,664      $21,612      $62,575      $27,487
                                 =======      =======      ========      =======      =======      =======
Unit transactions:
Units outstanding beginning
 of period....................         0            0             0            0            0            0
Units issued during the period     2,395        3,120         7,448        2,260        8,825        3,533
Units redeemed during the
 period.......................      (405)        (584)         (993)        (243)      (1,105)        (446)
                                 -------      -------      --------      -------      -------      -------
Units outstanding end of
 period.......................     1,990        2,536         6,455        2,017        7,720        3,087
                                 =======      =======      ========      =======      =======      =======
----------
*Includes undistributed net
 investment income (loss) of:    $   (18)     $   539      $    106      $   404      $   193      $    76
                                 =======      =======      ========      =======      =======      =======

** Commencement of operations

                      See notes to financial statements.

                               MONY Variable Universal Life
-----------------------------------------------------------------------------------------
           MFS Variable Insurance Trust                     MONY Series Fund, Inc.
--------------------------------------------------  -------------------------------------
  Mid Cap        New                                 Government   Long Term      Money
   Growth     Discovery   Total Return  Utilities    Securities      Bond        Market
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
------------ ------------ ------------ ------------ ------------ ------------ ------------
  For the      For the      For the      For the      For the      For the      For the
   period       period       period       period       period       period       period
February 15, February 15, February 8,  February 15, February 21, February 22, February 6,
   2002**       2002**       2002**       2002**       2002**       2002**       2002**
  through      through      through      through      through      through      through
December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2002         2002         2002         2002         2002         2002
------------ ------------ ------------ ------------ ------------ ------------ ------------
  $   (92)     $   (98)     $     62     $    46      $   (242)    $   (138)   $   1,834
   (1,719)        (381)         (478)        (48)          533          517            0

   (5,543)      (5,371)          418        (333)        2,820        3,521            0
  -------      -------      --------     -------      --------     --------    ---------

   (7,354)      (5,850)            2        (335)        3,111        3,900        1,834
  -------      -------      --------     -------      --------     --------    ---------
   44,470       37,517        83,121      11,102       116,848       53,372      909,463

   (9,076)      (5,800)      (19,612)     (2,371)      (22,389)     (10,633)    (120,169)
  -------      -------      --------     -------      --------     --------    ---------
   35,394       31,717        63,509       8,731        94,459       42,739      789,294
  -------      -------      --------     -------      --------     --------    ---------
   28,040       25,867        63,511       8,396        97,570       46,639      791,128
        0            0             0           0             0            0            0
  -------      -------      --------     -------      --------     --------    ---------
  $28,040      $25,867      $ 63,511     $ 8,396      $ 97,570     $ 46,639    $ 791,128
  =======      =======      ========     =======      ========     ========    =========
        0            0             0           0             0            0            0
    5,681        4,233         8,882       1,216        11,840        5,396       90,903
   (1,366)        (711)       (2,261)       (249)       (2,553)      (1,190)     (12,385)
  -------      -------      --------     -------      --------     --------    ---------
    4,315        3,522         6,621         967         9,287        4,206       78,518
  =======      =======      ========     =======      ========     ========    =========

  $   (92)     $   (98)     $     62     $    46      $   (242)    $   (138)   $   1,834
  =======      =======      ========     =======      ========     ========    =========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                              MONY Variable Universal Life
                               ----------------------------------------------------------
                                         The Universal Institutional Funds, Inc.
                               ----------------------------------------------------------
                                    Emerging          Global Value          U.S. Real
                                 Markets Equity          Equity              Estate
                                   Subaccount          Subaccount          Subaccount
                               ------------------- ------------------- -------------------
                                 For the period      For the period      For the period
                               February 15, 2002** February 28, 2002** February 26, 2002**
                                     through             through             through
                                  December 31,        December 31,        December 31,
                                      2002                2002                2002
                               ------------------- ------------------- -------------------
From operations:
Net investment income (loss)..       $   (79)            $   72              $ 1,698
Net realized gain (loss) on
 investments..................          (155)              (100)                (344)
Net change in unrealized
 appreciation (depreciation)
 of investments...............        (3,078)              (353)              (2,875)
                                     -------             ------              -------

Net increase (decrease) in
 net assets resulting from
 operations...................        (3,312)              (381)              (1,521)
                                     -------             ------              -------
From unit transactions:
 Net proceeds from the
   issuance of units..........        24,887              5,052               44,693
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (3,948)              (854)              (4,372)
                                     -------             ------              -------
Net increase from unit
 transactions.................        20,939              4,198               40,321
                                     -------             ------              -------
Net increase in net assets....        17,627              3,817               38,800
Net assets beginning of period             0                  0                    0
                                     -------             ------              -------
Net assets end of period*.....       $17,627             $3,817              $38,800
                                     =======             ======              =======
Unit transactions:
Units outstanding beginning
 of period....................             0                  0                    0
Units issued during the period         2,491                569                4,674
Units redeemed during the
 period.......................          (428)              (107)                (664)
                                     -------             ------              -------
Units outstanding end of
 period.......................         2,063                462                4,010
                                     =======             ======              =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                               $   (79)            $   72              $ 1,698
                                     =======             ======              =======

** Commencement of operations

                      See notes to financial statements.

                                       MONY Variable Universal Life
---------------------------------------------------------------------------------------------------------
     PBHG Insurance Series Funds                  PIMCO Variable Insurance Trust
------------------------------------  ------------------------------------------------------
     Mid-Cap             Select             Global                            StocksPlus
      Value              Value               Bond           Real Return    Growth and Income
    Subaccount         Subaccount         Subaccount        Subaccount        Subaccount         Total
------------------ ------------------ ------------------- --------------- ------------------- ------------
  For the period     For the period     For the period    For the period    For the period
February 8, 2002** February 8, 2002** February 22, 2002** March 1, 2002** February 22, 2002**   For the
     through            through             through           through           through       period ended
   December 31,       December 31,       December 31,      December 31,      December 31,     December 31,
       2002               2002               2002              2002              2002             2002
------------------ ------------------ ------------------- --------------- ------------------- ------------

     $   (216)          $    72             $   391          $    969          $  1,835        $   10,482
       (3,446)             (302)                139               922            (2,899)          (22,178)
       (3,104)           (1,164)              2,729             1,940           (15,728)         (101,462)
     --------           -------             -------          --------          --------        ----------
       (6,766)           (1,394)              3,259             3,831           (16,792)         (113,158)
     --------           -------             -------          --------          --------        ----------
       92,582            21,101              30,678            80,313           159,685         2,719,981
      (22,282)           (3,252)             (3,433)          (26,001)          (26,199)         (456,038)
     --------           -------             -------          --------          --------        ----------
       70,300            17,849              27,245            54,312           133,486         2,263,943
     --------           -------             -------          --------          --------        ----------
       63,534            16,455              30,504            58,143           116,694         2,150,785
            0                 0                   0                 0                 0                 0
     --------           -------             -------          --------          --------        ----------
     $ 63,534           $16,455             $30,504          $ 58,143          $116,694        $2,150,785
     ========           =======             =======          ========          ========        ==========
            0                 0                   0                 0                 0
        9,975             2,476               2,889             7,603            17,379
       (2,629)             (413)               (327)           (2,553)           (3,252)
     --------           -------             -------          --------          --------
        7,346             2,063               2,562             5,050            14,127
     ========           =======             =======          ========          ========
     $   (216)          $    72             $   391          $    969          $  1,835        $   10,482
     ========           =======             =======          ========          ========        ==========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life) and MONY Survivorship Variable Universal Life. These policies are issued by MONY.

   For presentation purposes, the information related only to the MONY Variable Universal Life Insurance policies is presented here.

   There are thirty-five MONY Variable Universal Life subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American Fund, INVESCO Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, PBHG Insurance Series Funds, The Universal Institutional Funds, Inc., or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds which were distributed by MONY to the Policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from Portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Variable Universal Life Subaccounts for the period ended December 31, 2002 aggregated $288,347.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.65% of average daily net assets of each of the MONY Variable Universal Life subaccounts. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $288 in aggregate from certain Funds in connection with MONY Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                                 Cost of
                                             Shares Acquired
                                                (Excludes     Proceeds from
    MONY Variable Universal Life Subaccounts Reinvestments)  Shares Redeemed
    ---------------------------------------- --------------- ---------------
      Alger American Fund

      Balanced Portfolio....................    $ 31,737         $ 3,752
      Mid Cap Growth Portfolio..............      55,015           5,253

      Enterprise Accumulation Trust

      Equity Income Portfolio...............      31,082           4,861
      Growth and Income Portfolio...........      86,461          11,059
      Growth Portfolio......................     133,882          10,349
      Global Socially Responsive Portfolio..      19,598           5,123
      Managed Portfolio.....................      15,170           1,606
      Multi-Cap Growth Portfolio............      35,338           4,501

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                 Cost of
                                             Shares Acquired
                                                (Excludes     Proceeds from
    MONY Variable Universal Life Subaccounts Reinvestments)  Shares Redeemed
    ---------------------------------------- --------------- ---------------
    Small Company Growth Portfolio..........    $ 66,772         $ 4,610
    Small Company Value Portfolio...........     111,073           8,452
    Total Return Bond Portfolio.............      40,767           5,789

    INVESCO Variable Insurance Funds

    Financial Services Portfolio............       9,330             554
    Health Sciences Portfolio...............      22,306             770
    Telecommunications Portfolio............      14,947           4,074

    Janus Aspen Series

    Capital Appreciation Portfolio..........      20,662           1,136
    Flexible Income Portfolio...............      29,320           3,407
    International Growth Portfolio..........      66,616           3,428

    Lord Abbett Series Fund

    Bond Debenture Portfolio................      21,608             789
    Growth and Income Portfolio.............      69,144           2,073
    Mid-Cap Value Portfolio.................      29,390           1,139

    MFS Variable Insurance Trust

    Mid Cap Growth Portfolio................      40,135           4,818
    New Discovery Portfolio.................      33,090           1,456
    Total Return Portfolio..................      67,374           3,985
    Utilities Portfolio.....................       8,999             290

    MONY Series Fund, Inc.

    Government Securities Portfolio.........     108,189          13,974
    Long Term Bond Portfolio................      50,229           7,614
    Money Market Portfolio..................     880,328          92,157

    The Universal Institutional Funds, Inc.

    Emerging Markets Equity Portfolio.......      22,151           1,281
    Global Value Equity Portfolio...........       4,747             557
    U.S. Real Estate Portfolio..............      43,387           3,149

    PBHG Insurance Series Funds

    Mid-Cap Value Portfolio.................      85,030          14,910
    Select Value Portfolio..................      18,961           1,142

    PIMCO Variable Insurance Trust

    Global Bond Portfolio...................      28,632           1,462
    Real Return Portfolio...................      72,667          18,475
    StocksPlus Growth and Income Portfolio..     145,383          12,268

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                              At December 31, 2002      For the period ended December 31, 2002
                                          ----------------------------- -----------------------------------
                                                                        Investment
                                                             Net Assets   Income                       Total
MONY Variable Universal Life Subaccounts  Units  Unit Values   (000s)    Ratio*^    Expense Ratio**^ Return***
----------------------------------------  ------ ----------- ---------- ----------  ---------------- ---------
Alger American Fund

Balanced Subaccount (1)..................  3,008   $ 9.11       $ 27       0.84%          0.65%        (8.90)%
Mid Cap Growth Subaccount (2)............  5,358     7.57         41       0.00           0.65%       (24.30)

Enterprise Accumulation Trust

Equity Income Subaccount (3).............  2,679     8.53         23       1.88           0.65%       (14.70)
Growth and Income Subaccount (4).........  8,201     7.92         65       2.01           0.65%       (20.80)
Growth Subaccount (4).................... 13,686     8.00        109       0.61           0.65%       (20.00)
Global Socially Responsive Subaccount (4)  1,385     8.70         12       0.50           0.65%       (13.00)
Managed Subaccount (5)...................  1,521     8.35         13       1.58           0.65%       (16.50)
Multi-Cap Growth Subaccount (3)..........  3,463     7.03         24       0.00           0.65%       (29.70)
Small Company Growth Subaccount (4)......  6,471     8.05         52       0.00           0.65%       (19.50)
Small Company Value Subaccount (4)....... 10,407     9.34         97       0.67           0.65%        (6.60)
Total Return Bond Subaccount (10)........  3,459    10.60         37       3.52           0.65%         6.00

INVESCO Variable Investment Funds

Financial Services Subaccount (4)........    925     8.71          8       1.44           0.65%       (12.90)
Health Sciences Subaccount (4)...........  2,467     8.10         20       0.00           0.65%       (19.00)
Telecommunications Subaccount (3)........  1,132     6.38          7       0.00           0.65%       (36.20)

Janus Aspen Series

Capital Appreciation Subaccount (5)......  1,990     8.95         18       0.45           0.65%       (10.50)
Flexible Income Subaccount (1)...........  2,536    10.83         27       4.92           0.65%         8.30
International Growth Subaccount (1)......  6,455     8.00         52       0.97           0.65%       (20.00)

Lord Abbett Series Funds

Bond Debenture Subaccount (1)............  2,017    10.71         22       3.98           0.65%         7.10
Growth and Income Subaccount (6).........  7,720     8.11         63       1.31           0.65%       (18.90)
Mid-Cap Value Subaccount (7).............  3,087     8.90         27       1.52           0.65%       (11.00)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (3)............  4,315     6.50         28       0.00           0.65%       (35.00)
New Discovery Subaccount (3).............  3,522     7.35         26       0.00           0.65%       (26.50)
Total Return Subaccount (4)..............  6,621     9.59         64       0.51           0.65%        (4.10)
Utilities Subaccount (3).................    967     8.68          8       1.80           0.65%       (13.20)

MONY Series Fund, Inc.

Government Securities Subaccount (1).....  9,287    10.51         98       0.12           0.65%         5.10
Long Term Bond Subaccount (5)............  4,206    11.09         47       0.05           0.65%        10.90
Money Market Subaccount (8).............. 78,518    10.08        791       1.42           0.65%         0.80

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                At December 31, 2002      For the period ended December 31, 2002
                                            ----------------------------- ------------------------------------
                                                                          Investment
                                                               Net Assets   Income                       Total
MONY Variable Universal Life Subaccounts    Units  Unit Values   (000s)    Ratio*/\  Expense Ratio**/\ Return***
----------------------------------------    ------ ----------- ---------- ---------- ----------------- ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (3).....  2,063   $ 8.54       $ 18       0.00%         0.65%        (14.60)%
Global Value Equity Subaccount (9).........    462     8.27          4       2.47          0.65%        (17.30)
U.S. Real Estate Subaccount (2)............  4,010     9.68         39       7.04          0.65%         (3.20)

PBHG Insurance Series Fund

Mid-Cap Value Subaccount (4)...............  7,346     8.65         64       0.00          0.65%        (13.50)
Select Value Subaccount (4)................  2,063     7.98         16       1.85          0.65%        (20.20)

PIMCO Variable Insurance Trust

Global Bond Subaccount (5).................  2,562    11.90         31       2.68          0.65%         19.00
Real Return Subaccount (7).................  5,050    11.51         58       4.48          0.65%         15.10
StocksPlus Growth and Income Subaccount (5) 14,127     8.26        117       3.37          0.65%        (17.40)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
/\ Annualized
(1)For the period February 21, 2002 (commencement of operations) through December 31, 2002
(2)For the period February 26, 2002 (commencement of operations) through December 31, 2002
(3)For the period February 15, 2002 (commencement of operations) through December 31, 2002
(4)For the period February 8, 2002 (commencement of operations) through December 31, 2002
(5)For the period February 22, 2002 (commencement of operations) through December 31, 2002
(6)For the period February 27, 2002 (commencement of operations) through December 31, 2002
(7)For the period March 1, 2002 (commencement of operations) through December 31, 2002
(8)For the period February 6, 2002 (commencement of operations) through December 31, 2002
(9)For the period February 28, 2002 (commencement of operations) through December 31, 2002
(10)For the period March 5, 2002 (commencement of operations) through December 31, 2002

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L - MONY Survivorship Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MONY Survivorship Variable Universal Life's Subaccounts of MONY Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                            MONY Survivorship Variable Universal Life
                                                           --------------------------------------------------
                                                            Alger American Fund  Enterprise Accumulation Trust
                                                           --------------------  ----------------------------
                                                                       Mid Cap     Equity       Growth and
                                                            Balanced    Growth     Income         Income
                                                           Subaccount Subaccount Subaccount     Subaccount
                                                           ---------- ---------- ----------     ----------
                          ASSETS
Shares held in respective Funds...........................      422        665      1,718          1,622
                                                             ======    =======     ======         ======
Investments at cost.......................................   $4,955    $10,160     $7,128         $6,195
                                                             ======    =======     ======         ======
Investments in respective Funds, at net asset value.......   $4,767    $ 8,277     $7,251         $6,407
                                                             ------    -------     ------         ------
       Total assets.......................................    4,767      8,277      7,251          6,407
                                                             ------    -------     ------         ------
                       LIABILITIES
Amount due to MONY........................................        1          3          2              2
                                                             ------    -------     ------         ------
       Total liabilities..................................        1          3          2              2
                                                             ------    -------     ------         ------
Net assets................................................   $4,766    $ 8,274     $7,249         $6,405
                                                             ======    =======     ======         ======
Net assets consist of:
 Contractholders' net payments............................   $4,960    $10,281     $7,443         $6,777
 Undistributed net investment income (loss)...............       19        (16)        88             73
 Accumulated net realized loss on investments.............      (25)      (108)      (405)          (657)
 Net unrealized appreciation (depreciation) of investments     (188)    (1,883)       123            212
                                                             ------    -------     ------         ------
Net assets................................................   $4,766    $ 8,274     $7,249         $6,405
                                                             ======    =======     ======         ======
Number of units outstanding*..............................      528      1,110        816            809
                                                             ------    -------     ------         ------
Net asset value per unit outstanding*.....................   $ 9.02    $  7.46     $ 8.88         $ 7.91
                                                             ======    =======     ======         ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                                  MONY Survivorship Variable Universal Life
                                                           ------------------------------------------------------

                                                                        Enterprise AccumulationTrust
                                                           ------------------------------------------------------
                                                                            Global        Multi-Cap  Small Company
                                                             Growth   Socially Responsive   Growth      Growth
                                                           Subaccount     Subaccount      Subaccount  Subaccount
                                                           ---------- ------------------- ---------- -------------
                          ASSETS
Shares held in respective Funds...........................      758            786           1,068        3,705
                                                             ======         ======         =======      =======
Investments at cost.......................................   $3,206         $7,576         $ 7,548      $24,646
                                                             ======         ======         =======      =======
Investments in respective Funds, at net asset value.......   $3,018         $6,736         $ 5,886      $22,155
                                                             ------         ------         -------      -------
       Total assets.......................................    3,018          6,736           5,886       22,155
                                                             ------         ------         -------      -------
                       LIABILITIES
Amount due to MONY........................................        1              2               2            7
                                                             ------         ------         -------      -------
       Total liabilities..................................        1              2               2            7
                                                             ------         ------         -------      -------
Net assets................................................   $3,017         $6,734         $ 5,884      $22,148
                                                             ======         ======         =======      =======
Net assets consist of:
 Contractholders' net payments............................   $3,205         $7,607         $ 7,620      $25,045
 Undistributed net investment income (loss)...............       12             12             (12)         (41)
 Accumulated net realized gain (loss) on investments......      (12)           (45)            (62)        (365)
 Net unrealized appreciation (depreciation) of investments     (188)          (840)         (1,662)      (2,491)
                                                             ------         ------         -------      -------
Net assets................................................   $3,017         $6,734         $ 5,884      $22,148
                                                             ======         ======         =======      =======
Number of units outstanding*..............................      319            811             810        2,865
                                                             ------         ------         -------      -------
Net asset value per unit outstanding*.....................   $ 9.44         $ 8.31         $  7.27      $  7.73
                                                             ======         ======         =======      =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                               MONY Survivorship Variable Universal Life
------------------------------------------------------------------------------------------------------
 Enterprise
Accumulation   INVESCO Variable
    Trust      Investment Fund            Janus Aspen Series               Lord Abbett Series Fund
------------- ------------------ ------------------------------------  -------------------------------
Small Company                      Capital     Flexible  International    Bond    Growth and  Mid-Cap
    Value     Financial Services Appreciation   Income      Growth     Debenture    Income     Value
 Subaccount       Subaccount      Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
------------- ------------------ ------------ ---------- ------------- ---------- ---------- ----------
      370              625             564         273         127           87        304        351
   ======          =======         =======      ======      ======       ======     ======     ======
   $6,630          $ 7,606         $10,756      $3,444      $2,761       $  914     $6,312     $5,000
   ======          =======         =======      ======      ======       ======     ======     ======
   $6,352          $ 6,559         $ 9,723      $3,505      $2,179       $  931     $5,731     $4,875
   ------          -------         -------      ------      ------       ------     ------     ------
    6,352            6,559           9,723       3,505       2,179          931      5,731      4,875
   ------          -------         -------      ------      ------       ------     ------     ------
        2                2               3           1           0            0          1          2
   ------          -------         -------      ------      ------       ------     ------     ------
        2                2               3           1           0            0          1          2
   ------          -------         -------      ------      ------       ------     ------     ------
   $6,350          $ 6,557         $ 9,720      $3,504      $2,179       $  931     $5,730     $4,873
   ======          =======         =======      ======      ======       ======     ======     ======
   $6,125          $ 7,611         $10,799      $3,321      $2,824       $  894     $6,377     $4,992
      186               30               8          48          12           20         17         22
      317              (37)            (54)         74         (75)           0        (83)       (16)
     (278)          (1,047)         (1,033)         61        (582)          17       (581)      (125)
   ------          -------         -------      ------      ------       ------     ------     ------
   $6,350          $ 6,557         $ 9,720      $3,504      $2,179       $  931     $5,730     $4,873
   ======          =======         =======      ======      ======       ======     ======     ======
      747              786           1,112         319         275           89        708        501
   ------          -------         -------      ------      ------       ------     ------     ------
   $ 8.50          $  8.34         $  8.74      $10.98      $ 7.92       $10.42     $ 8.09     $ 9.71
   ======          =======         =======      ======      ======       ======     ======     ======

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                     MONY Survivorship Variable Universal Life
                               -------------------------------------------------------------

                               MFS Variable Insurance Trust      MONY Series Fund, Inc.
                               ---------------------------  --------------------------------

                                  New           Total       Government Long Term    Money
                               Discovery        Return      Securities    Bond      Market
                               Subaccount     Subaccount    Subaccount Subaccount Subaccount
                               ----------     ----------    ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................      902            521         1,336          0**   78,884
                                =======         ======       =======     ======    =======
Investments at cost...........  $10,492         $9,336       $15,358     $    0    $78,884
                                =======         ======       =======     ======    =======
Investments in respective
  Funds, at net asset value...  $ 9,422         $8,934       $15,791     $    0    $78,884
                                -------         ------       -------     ------    -------
       Total assets...........    9,422          8,934        15,791          0     78,884
                                -------         ------       -------     ------    -------
         LIABILITIES
Amount due to MONY............        3              3             5          0         24
                                -------         ------       -------     ------    -------
       Total liabilities......        3              3             5          0         24
                                -------         ------       -------     ------    -------
Net assets....................  $ 9,419         $8,931       $15,786     $    0    $78,860
                                =======         ======       =======     ======    =======
Net assets consist of:
  Contractholders' net
   payments...................  $10,713         $9,376       $15,195     $ (131)   $78,566
  Undistributed net
   investment income (loss)...      (17)           (16)          (30)        (1)       294
  Accumulated net realized
   gain (loss) on investments.     (207)           (27)          188        132          0
  Net unrealized appreciation
   (depreciation) of
   investments................   (1,070)          (402)          433          0          0
                                -------         ------       -------     ------    -------
Net assets....................  $ 9,419         $8,931       $15,786     $    0    $78,860
                                =======         ======       =======     ======    =======
Number of units outstanding*..    1,203            965         1,509          0**    7,843
                                -------         ------       -------     ------    -------
Net asset value per unit
  outstanding*................  $  7.83         $ 9.25       $ 10.46     $10.76    $ 10.05
                                =======         ======       =======     ======    =======

----------
* Units outstanding have been rounded for presentation purposes.
**Rounds to less than one.

                      See notes to financial statements.

                       MONY Survivorship Variable Universal Life
--------------------------------------------------------------------------------------------------
The Universal Institutional
     Funds, Inc.            PBHG Insurance Series Funds  PIMCO Variable Insurance Trust
--------------------------  -------------------------   --------------------------------
 Emerging                                                                      StocksPlus
 Markets      U.S. Real      Mid-Cap        Select        Global               Growth and
  Equity        Estate        Value         Value          Bond    Real Return   Income
Subaccount    Subaccount    Subaccount    Subaccount    Subaccount Subaccount  Subaccount   Total
----------    ----------    ----------    ----------    ---------- ----------- ---------- --------
  1,174....      1,336         1,291             0**         444       2,147      2,396
 =======       =======       =======        ======        ======     =======    =======
$ 8,400....    $16,221       $15,071        $    0        $4,877     $24,691    $17,618   $315,785
 =======       =======       =======        ======        ======     =======    =======   ========
 $ 7,092       $15,139       $14,068        $    0        $5,194     $25,547    $17,372   $301,795
 -------       -------       -------        ------        ------     -------    -------   --------
   7,092        15,139        14,068             0         5,194      25,547     17,372    301,795
 -------       -------       -------        ------        ------     -------    -------   --------
       2             4             4             0             1           7          5         89
 -------       -------       -------        ------        ------     -------    -------   --------
       2             4             4             0             1           7          5         89
 -------       -------       -------        ------        ------     -------    -------   --------
 $ 7,090       $15,135       $14,064        $    0        $5,193     $25,540    $17,367   $301,706
 =======       =======       =======        ======        ======     =======    =======   ========
 $ 8,484       $15,659       $15,348        $ (684)       $4,787     $23,495    $18,344   $315,033
     (14)          724           (25)           (1)           56         445        279      2,172
     (72)         (166)         (256)          685            33         744     (1,010)    (1,509)
  (1,308)       (1,082)       (1,003)            0           317         856       (246)   (13,990)
 -------       -------       -------        ------        ------     -------    -------   --------
 $ 7,090       $15,135       $14,064        $    0        $5,193     $25,540    $17,367   $301,706
 =======       =======       =======        ======        ======     =======    =======   ========
     874         1,667         1,672             0**         456       2,219      2,168
 -------       -------       -------        ------        ------     -------    -------
 $  8.11       $  9.08       $  8.41        $10.18        $11.37     $ 11.51    $  8.01
 =======       =======       =======        ======        ======     =======    =======

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                   MONY Survivorship Variable Universal Life
                               --------------------------------------------------------------------------------
                                    Alger American Fund                 Enterprise Accumulation Trust
                               -----------------------------  -------------------------------------------------
                                                  Mid Cap                      Growth and
                                  Balanced         Growth     Equity Income      Income
                                 Subaccount      Subaccount     Subaccount     Subaccount    Growth Subaccount
                               --------------- -------------- -------------- -------------- --------------------
                               For the period  For the period For the period For the period    For the period
                               April 3, 2002** May 2, 2002**  July 5, 2002** May 5, 2002**  September 10, 2002**
                                   through        through        through        through           through
                                December 31,    December 31,   December 31,   December 31,      December 31,
                                    2002            2002           2002           2002              2002
                               --------------- -------------- -------------- -------------- --------------------
Dividend income...............      $  25         $     0         $ 102          $  87             $  15
Distribution from net
  realized gains..............          0               0             0              0                 0
Mortality and expense risk
  charges.....................         (6)            (16)          (14)           (14)               (3)
                                    -----         -------         -----          -----             -----
Net investment income (loss)..         19             (16)           88             73                12
                                    -----         -------         -----          -----             -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        (25)           (108)         (405)          (657)              (12)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       (188)         (1,883)          123            212              (188)
                                    -----         -------         -----          -----             -----
Net realized and unrealized
  gain (loss) on investments..       (213)         (1,991)         (282)          (445)             (200)
                                    -----         -------         -----          -----             -----
Net increase (decrease) in
  net assets resulting from
  operations..................      $(194)        $(2,007)        $(194)         $(372)            $(188)
                                    =====         =======         =====          =====             =====

** Commencement of operations

                      See notes to financial statements.

                                          MONY Survivorship Variable Universal Life
-----------------------------------------------------------------------------------------------------------------------------
                                                                     INVESCO
                                                                     Variable
                                                                    Investment
                  Enterprise Accumulation Trust                        Fund                   Janus Aspen Series
----------------------------------------------------------------  -------------- --------------------------------------------
      Global          Multi-Cap    Small Company   Small Company    Financial       Capital        Flexible     International
Socially Responsive     Growth         Growth          Value         Services     Appreciation      Income          Growth
    Subaccount        Subaccount     Subaccount     Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
------------------- -------------- -------------- --------------- -------------- -------------- --------------- --------------
  For the period    For the period For the period For the period  For the period For the period For the period  For the period
   May 2, 2002**    May 2, 2002**  May 2, 2002**  April 3, 2002** May 2, 2002**  May 2, 2002**  April 3, 2002** May 29, 2002**
      through          through        through         through        through        through         through        through
   December 31,      December 31,   December 31,   December 31,    December 31,   December 31,   December 31,    December 31,
       2002              2002           2002           2002            2002           2002           2002            2002
------------------- -------------- -------------- --------------- -------------- -------------- --------------- --------------
       $  25           $     0        $     0          $  23         $    43        $    25          $ 54           $  17
           0                 0              0            172               0              0             0               0
         (13)              (12)           (41)            (9)            (13)           (17)           (6)             (5)
       -----           -------        -------          -----         -------        -------          ----           -----
          12               (12)           (41)           186              30              8            48              12
       -----           -------        -------          -----         -------        -------          ----           -----

         (45)              (62)          (365)           317             (37)           (54)           74             (75)

        (840)           (1,662)        (2,491)          (278)         (1,047)        (1,033)           61            (582)
       -----           -------        -------          -----         -------        -------          ----           -----

        (885)           (1,724)        (2,856)            39          (1,084)        (1,087)          135            (657)
       -----           -------        -------          -----         -------        -------          ----           -----

       $(873)          $(1,736)       $(2,897)         $ 225         $(1,054)       $(1,079)         $183           $(645)
       =====           =======        =======          =====         =======        =======          ====           =====

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                   MONY Survivorship Variable Universal Life
                               --------------------------------------------------------------------------------
                                             Lord Abbett Series Fund               MFS Variable Insurance Trust
                               --------------------------------------------------  ----------------------------
                                                   Growth and                                         Total
                                Bond Debenture       Income        Mid-Cap Value   New Discovery      Return
                                  Subaccount       Subaccount       Subaccount       Subaccount     Subaccount
                               ----------------- --------------- ----------------- -------------- --------------
                                For the period   For the period   For the period   For the period For the period
                               August 21, 2002** April 3, 2002** August 21, 2002** May 29, 2002** May 2, 2002**
                                    through          through          through         through        through
                                 December 31,     December 31,     December 31,     December 31,   December 31,
                                     2002             2002             2002             2002           2002
                               ----------------- --------------- ----------------- -------------- --------------
Dividend income...............        $19             $  24            $  28          $     0         $   0
Distribution from net
  realized gains..............          2                 1                0                0             0
Mortality and expense risk
  charges.....................         (1)               (8)              (6)             (17)          (16)
                                      ---             -----            -----          -------         -----
Net investment income (loss)..         20                17               22              (17)          (16)
                                      ---             -----            -----          -------         -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................          0               (83)             (16)            (207)          (27)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................         17              (581)            (125)          (1,070)         (402)
                                      ---             -----            -----          -------         -----
Net realized and unrealized
  gain (loss) on investments..         17              (664)            (141)          (1,277)         (429)
                                      ---             -----            -----          -------         -----
Net increase (decrease) in
  net assets resulting from
  operations..................        $37             $(647)           $(119)         $(1,294)        $(445)
                                      ===             =====            =====          =======         =====

** Commencement of operations

                      See notes to financial statements.

                                 MONY Survivorship Variable Universal Life
-----------------------------------------------------------------------------------------------------------
                                                       The Universal
            MONY Series Fund, Inc.               Institutional Funds, Inc.     PBHG Insurance Series Funds
---------------------------------------------  ----------------------------  ------------------------------
  Government         Long           Money         Emerging      U.S. Real
  Securities      Term Bond         Market     Markets Equity     Estate     Mid-Cap Value    Select Value
  Subaccount      Subaccount      Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
  ----------   ---------------- -------------- -------------- -------------- -------------- ----------------
For the period  For the period  For the period For the period For the period For the period  For the period
May 29, 2002** August 5, 2002** July 3, 2002** May 2, 2002**  May 29, 2002** May 29, 2002** August 5, 2002**
   through         through         through        through        through        through         through
 December 31,    December 31,    December 31,   December 31,   December 31,   December 31,    December 31,
     2002            2002            2002           2002           2002           2002            2002
-------------- ---------------- -------------- -------------- -------------- -------------- ----------------
     $  0            $  0            $390         $     0        $   478        $     0           $  0
        0               0               0               0            268              0              0
      (30)             (1)            (96)            (14)           (22)           (25)            (1)
     ----            ----            ----         -------        -------        -------           ----
      (30)             (1)            294             (14)           724            (25)            (1)
     ----            ----            ----         -------        -------        -------           ----

      188             132               0             (72)          (166)          (256)           685

      433               0               0          (1,308)        (1,082)        (1,003)             0
     ----            ----            ----         -------        -------        -------           ----

      621             132               0          (1,380)        (1,248)        (1,259)           685
     ----            ----            ----         -------        -------        -------           ----

     $591            $131            $294         $(1,394)       $  (524)       $(1,284)          $684
     ====            ====            ====         =======        =======        =======           ====

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                        MONY Survivorship Variable Universal Life
                               ----------------------------------------------------------
                                       PIMCO Variable Insurance Trust
                               ---------------------------------------------
                                                                StocksPlus
                                                                Growth and
                                Global Bond     Real Return       Income
                                 Subaccount     Subaccount      Subaccount       Total
                               -------------- --------------- --------------- ------------
                               For the period For the period  For the period
                               May 29, 2002** April 3, 2002** April 3, 2002**   For the
                                  through         through         through     period ended
                                December 31,   December 31,    December 31,   December 31,
                                    2002           2002            2002           2002
                               -------------- --------------- --------------- ------------
Dividend income...............      $ 39          $  439          $   312       $  2,145
Distribution from net
  realized gains..............        22              45                0            510
Mortality and expense risk
  charges.....................        (5)            (39)             (33)          (483)
                                    ----          ------          -------       --------
Net investment income.........        56             445              279          2,172
                                    ----          ------          -------       --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        33             744           (1,010)        (1,509)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       317             856             (246)       (13,990)
                                    ----          ------          -------       --------
Net realized and unrealized
  gain (loss) on investments..       350           1,600           (1,256)       (15,499)
                                    ----          ------          -------       --------
Net increase (decrease) in
  net assets resulting from
  operations..................      $406          $2,045          $  (977)      $(13,327)
                                    ====          ======          =======       ========

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                   MONY Survivorship Variable Universal Life
                               --------------------------------------------------------------------------------

                                    Alger American Fund                 Enterprise Accumulation Trust
                               -----------------------------  -------------------------------------------------

                                                  Mid Cap         Equity       Growth and
                                  Balanced         Growth         Income         Income            Growth
                                 Subaccount      Subaccount     Subaccount     Subaccount        Subaccount
                               --------------- -------------- -------------- -------------- --------------------
                               For the period  For the period For the period For the period    For the period
                               April 3, 2002** May 2, 2002**  July 5, 2002** May 5, 2002**  September 10, 2002**
                                   through        through        through        through           through
                                December 31,    December 31,   December 31,   December 31,      December 31,
                                    2002            2002           2002           2002              2002
                               --------------- -------------- -------------- -------------- --------------------
From operations:
 Net investment income (loss).     $   19         $   (16)       $    88        $    73            $   12
 Net realized gain (loss) on
   investments................        (25)           (108)          (405)          (657)              (12)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       (188)         (1,883)           123            212              (188)
                                   ------         -------        -------        -------            ------
Net increase (decrease) in
 net assets resulting from
 operations...................       (194)         (2,007)          (194)          (372)             (188)
                                   ------         -------        -------        -------            ------
From unit transactions:
 Net proceeds from the
   issuance of units..........      5,220          10,848         15,676         14,835             3,467
 Net asset value of units
   redeemed or used to meet
   contract obligations.......       (260)           (567)        (8,233)        (8,058)             (262)
                                   ------         -------        -------        -------            ------
Net increase from unit
 transactions.................      4,960          10,281          7,443          6,777             3,205
                                   ------         -------        -------        -------            ------
Net increase in net assets....      4,766           8,274          7,249          6,405             3,017
Net assets beginning of period          0               0              0              0                 0
                                   ------         -------        -------        -------            ------
Net assets end of period*.....     $4,766         $ 8,274        $ 7,249        $ 6,405            $3,017
                                   ======         =======        =======        =======            ======
Unit transactions:
Units outstanding beginning
 of period....................          0               0              0              0                 0
Units issued during the period        556           1,179          1,711          1,793               346
Units redeemed during the
 period.......................        (28)            (69)          (895)          (984)              (27)
                                   ------         -------        -------        -------            ------
Units outstanding end of
 period.......................        528           1,110            816            809               319
                                   ======         =======        =======        =======            ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                             $   19         $   (16)       $    88        $    73            $   12
                                   ======         =======        =======        =======            ======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Survivorship Variable Universal Life
------------------------------------------------------------------------------------------------------------------------------
                                                                      INVESCO
                                                                     Variable
                  Enterprise Accumulation Trust                   Investment Fund              Janus Aspen Series
----------------------------------------------------------------  --------------- --------------------------------------------
                                       Small           Small
      Global          Multi-Cap       Company         Company        Financial       Capital        Flexible     International
Socially Responsive     Growth         Growth          Value         Services      Appreciation      Income          Growth
    Subaccount        Subaccount     Subaccount     Subaccount      Subaccount      Subaccount     Subaccount      Subaccount
------------------- -------------- -------------- --------------- --------------- -------------- --------------- --------------
  For the period    For the period For the period For the period  For the period  For the period For the period  For the period
   May 2, 2002**    May 2, 2002**  May 2, 2002**  April 3, 2002**  May 2, 2002**  May 2, 2002**  April 3, 2002** May 29, 2002**
      through          through        through         through         through        through         through        through
   December 31,      December 31,   December 31,   December 31,    December 31,    December 31,   December 31,    December 31,
       2002              2002           2002           2002            2002            2002           2002            2002
------------------- -------------- -------------- --------------- --------------- -------------- --------------- --------------
      $   12           $   (12)       $   (41)        $   186         $    30        $     8         $    48         $   12
         (45)              (62)          (365)            317             (37)           (54)             74            (75)

        (840)           (1,662)        (2,491)           (278)         (1,047)        (1,033)             61           (582)
      ------           -------        -------         -------         -------        -------         -------         ------

        (873)           (1,736)        (2,897)            225          (1,054)        (1,079)            183           (645)
      ------           -------        -------         -------         -------        -------         -------         ------
       7,996             7,997         26,609          13,989           7,996         11,465          10,617          3,150

        (389)             (377)        (1,564)         (7,864)           (385)          (666)         (7,296)          (326)
      ------           -------        -------         -------         -------        -------         -------         ------
       7,607             7,620         25,045           6,125           7,611         10,799           3,321          2,824
      ------           -------        -------         -------         -------        -------         -------         ------
       6,734             5,884         22,148           6,350           6,557          9,720           3,504          2,179
           0                 0              0               0               0              0               0              0
      ------           -------        -------         -------         -------        -------         -------         ------
      $6,734           $ 5,884        $22,148         $ 6,350         $ 6,557        $ 9,720         $ 3,504         $2,179
      ======           =======        =======         =======         =======        =======         =======         ======
           0                 0              0               0               0              0               0              0
         855               854          3,067           1,669             829          1,184           1,012            315
         (44)              (44)          (202)           (922)            (43)           (72)           (693)           (40)
      ------           -------        -------         -------         -------        -------         -------         ------
         811               810          2,865             747             786          1,112             319            275
      ======           =======        =======         =======         =======        =======         =======         ======

      $   12           $   (12)       $   (41)        $   186         $    30        $     8         $    48         $   12
      ======           =======        =======         =======         =======        =======         =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                   MONY Survivorship Variable Universal Life
                               --------------------------------------------------------------------------------

                                             Lord Abbett Series Fund               MFS Variable Insurance Trust
                               --------------------------------------------------  ----------------------------
                                     Bond          Growth and         Mid-Cap           New           Total
                                   Debenture         Income            Value         Discovery        Return
                                  Subaccount       Subaccount       Subaccount       Subaccount     Subaccount
                               ----------------- --------------- ----------------- -------------- --------------
                                For the period   For the period   For the period   For the period For the period
                               August 21, 2002** April 3, 2002** August 21, 2002** May 29, 2002** May 2, 2002**
                                    through          through          through         through        through
                                 December 31,     December 31,     December 31,     December 31,   December 31,
                                     2002             2002             2002             2002           2002
                               ----------------- --------------- ----------------- -------------- --------------
From operations:
 Net investment income (loss).       $ 20            $   17           $   22          $   (17)        $  (16)
 Net realized gain (loss) on
   investments................          0               (83)             (16)            (207)           (27)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................         17              (581)            (125)          (1,070)          (402)
                                     ----            ------           ------          -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................         37              (647)            (119)          (1,294)          (445)
                                     ----            ------           ------          -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........        938             6,790            5,343           11,594          9,871
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (44)             (413)            (351)            (881)          (495)
                                     ----            ------           ------          -------         ------
Net increase (decrease) from
 unit transactions............        894             6,377            4,992           10,713          9,376
                                     ----            ------           ------          -------         ------
Net increase in net assets....        931             5,730            4,873            9,419          8,931
Net assets beginning of period          0                 0                0                0              0
                                     ----            ------           ------          -------         ------
Net assets end of period*.....       $931            $5,730           $4,873          $ 9,419         $8,931
                                     ====            ======           ======          =======         ======
Unit transactions:
Units outstanding beginning
 of period....................          0                 0                0                0              0
Units issued during the period         93               758              538            1,313          1,018
Units redeemed during the
 period.......................         (4)              (50)             (37)            (110)           (53)
                                     ----            ------           ------          -------         ------
Units outstanding end of
 period.......................         89               708              501            1,203            965
                                     ====            ======           ======          =======         ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                               $ 20            $   17           $   22          $   (17)        $  (16)
                                     ====            ======           ======          =======         ======

** Commencement of operations

                      See notes to financial statements.

                                 MONY Survivorship Variable Universal Life
-----------------------------------------------------------------------------------------------------------
                                                The Universal Institutional
            MONY Series Fund, Inc.                      Funds, Inc.            PBHG Insurance Series Funds
---------------------------------------------  ----------------------------  ------------------------------
  Government         Long           Money         Emerging      U.S. Real       Mid-Cap          Select
  Securities      Term Bond         Market     Markets Equity     Estate         Value           Value
  Subaccount      Subaccount      Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
-------------- ---------------- -------------- -------------- -------------- -------------- ----------------
For the period  For the period  For the period For the period For the period For the period  For the period
May 29, 2002** August 5, 2002** July 3, 2002** May 2, 2002**  May 29, 2002** May 29, 2002** August 5, 2002**
   through         through         through        through        through        through         through
 December 31,    December 31,    December 31,   December 31,   December 31,   December 31,    December 31,
     2002            2002            2002           2002           2002           2002            2002
-------------- ---------------- -------------- -------------- -------------- -------------- ----------------
   $   (30)        $    (1)        $    294       $   (14)       $   724        $   (25)        $    (1)
       188             132                0           (72)          (166)          (256)            685

       433               0                0        (1,308)        (1,082)        (1,003)              0
   -------         -------         --------       -------        -------        -------         -------

       591             131              294        (1,394)          (524)        (1,284)            684
   -------         -------         --------       -------        -------        -------         -------
    23,732           7,019          161,405         8,977         16,983         16,633           6,896

    (8,537)         (7,150)         (82,839)         (493)        (1,324)        (1,285)         (7,580)
   -------         -------         --------       -------        -------        -------         -------
    15,195            (131)          78,566         8,484         15,659         15,348            (684)
   -------         -------         --------       -------        -------        -------         -------
    15,786               0           78,860         7,090         15,135         14,064               0
         0               0                0             0              0              0               0
   -------         -------         --------       -------        -------        -------         -------
   $15,786         $     0         $ 78,860       $ 7,090        $15,135        $14,064         $     0
   =======         =======         ========       =======        =======        =======         =======
         0               0                0             0              0              0               0
     2,340             710           16,122           931          1,816          1,826             710
      (831)           (710)          (8,279)          (57)          (149)          (154)           (710)
   -------         -------         --------       -------        -------        -------         -------
     1,509               0            7,843           874          1,667          1,672               0
   =======         =======         ========       =======        =======        =======         =======

   $   (30)        $    (1)        $    294       $   (14)       $   724        $   (25)        $    (1)
   =======         =======         ========       =======        =======        =======         =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    MONY Survivorship Variable Universal Life
                                         --------------------------------------------------------------
                                                  PIMCO Variable Insurance Trust
                                         -----------------------------------------------
                                             Global                        StocksPlus
                                              Bond        Real Return   Growth and Income
                                           Subaccount     Subaccount       Subaccount         Total
                                         -------------- --------------- ----------------- --------------
                                         For the period For the period
                                         May 29, 2002** April 3, 2002**  For the period   For the period
                                            through         through      April 3, 2002**      ended
                                          December 31,   December 31,   through December   December 31,
                                              2002           2002           31, 2002           2002
                                         -------------- --------------- ----------------- --------------
From operations:
 Net investment income..................     $   56        $    445          $   279        $   2,172
 Net realized gain (loss) on investments         33             744           (1,010)          (1,509)
 Net change in unrealized appreciation
   (depreciation) of investments........        317             856             (246)         (13,990)
                                             ------        --------          -------        ---------
Net increase (decrease) in net assets
 resulting from operations..............        406           2,045             (977)         (13,327)
                                             ------        --------          -------        ---------
From unit transactions:
 Net proceeds from the issuance of units      5,331          39,864           27,562          488,803
 Net asset value of units redeemed or
   used to meet contract obligations....       (544)        (16,369)          (9,218)        (173,770)
                                             ------        --------          -------        ---------
Net increase from unit transactions.....      4,787          23,495           18,344          315,033
                                             ------        --------          -------        ---------
Net increase in net assets..............      5,193          25,540           17,367          301,706
Net assets beginning of period..........          0               0                0                0
                                             ------        --------          -------        ---------
Net assets end of period*...............     $5,193        $ 25,540          $17,367        $ 301,706
                                             ======        ========          =======        =========
Unit transactions:
Units outstanding beginning of period...          0               0                0
Units issued during the period..........        507           3,707            3,322
Units redeemed during the period........        (51)         (1,488)          (1,154)
                                             ------        --------          -------
Units outstanding end of period.........        456           2,219            2,168
                                             ======        ========          =======
----------
*  Includes undistributed net
   investment income of:                     $   56        $    445          $   279        $   2,172
                                             ======        ========          =======        =========

** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life) and MONY Survivorship Variable Universal Life. These policies are issued by MONY. For presentation purposes, the information related only to the MONY Survivorship Variable Universal Life Insurance policies is presented here.

   There are thirty-five MONY Survivorship Variable Universal Life subaccounts available within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American Fund, INVESCO Variable Investment Fund, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, PBHG Insurance Series Funds, The Universal Institutional Funds, Inc. or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Fund, which were distributed by MONY to the Policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from Portfolios of the Funds are recorded on ex-dividend date. Investment income includes net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Survivorship Variable Universal Life Subaccounts for the period ended December 31, 2002 aggregated $18,435.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Survivorship Variable Universal Life subaccounts. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $54 in aggregate from certain Funds in connection with MONY Survivorship Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                                          Cost of
                                                      Shares Acquired
                                                         (Excludes     Proceeds from
MONY Survivorship Variable Universal Life Subaccounts Reinvestments)  Shares Redeemed
----------------------------------------------------- --------------- ---------------

        Alger American Fund

        Balanced Portfolio...........................     $ 5,220         $  265
        Mid-Cap Growth Portfolio.....................      10,805            537

        Enterprise Accumulation Trust

        Equity Income Portfolio......................      15,778          8,347
        Growth and Income Portfolio..................      15,051          8,286
        Growth Portfolio.............................       3,468            265
        Global Socially Responsive Portfolio.........       7,954            358
        Multi-Cap Growth Portfolio...................       7,954            344
        Small Company Growth Portfolio...............      26,527          1,516
        Small Company Value Portfolio................      14,105          7,987

        INVESCO Variable Insurance Fund

        Financial Services Portfolio.................       7,953            353

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                          Cost of
                                                      Shares Acquired
                                                         (Excludes     Proceeds from
MONY Survivorship Variable Universal Life Subaccounts Reinvestments)  Shares Redeemed
----------------------------------------------------- --------------- ---------------

       Janus Aspen Series

       Capital Appreciation Portfolio................    $ 11,422         $   637
       Flexible Income Portfolio.....................      10,633           7,317
       International Growth Portfolio................       3,150             331

       Lord Abbett Series Funds

       Bond Debenture Portfolio......................         938              45
       Growth and Income Portfolio...................       6,790             420
       Mid-Cap Value Portfolio.......................       5,343             355

       MFS Variable Insurance Trust
       New Discovery Portfolio.......................      11,595             896
       Total Return Portfolio........................       9,828             465

       MONY Series Fund, Inc.
       Government Securities Portfolio...............      23,731           8,561
       Long Term Bond Portfolio......................       7,097           7,229
       Money Market Portfolio........................     161,405          82,911

       The Universal Institutional Funds, Inc.

       Emerging Markets Equity Portfolio.............       8,930             458
       U.S. Real Estate Portfolio....................      16,982           1,341

       PBHG Insurance Series Funds

       Mid-Cap Value Portfolio.......................      16,633           1,306
       Select Value Portfolio........................       7,098           7,783

       PIMCO Variable Insurance Trust

       Global Bond Portfolio.........................       5,331             548
       Real Return Portfolio.........................      39,836          16,374
       StocksPlus Growth and Income Portfolio........      27,910           9,594

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                                       At December 31, 2002   For the period ended December 31, 2002
                                                      ----------------------- ------------------------------------
                                                                              Investment
                                                             Unit  Net Assets   Income      Expense       Total
MONY Survivorship Variable Universal Life Subaccounts Units Values   (000s)    Ratio*^      Ratio**^    Return***
----------------------------------------------------- ----- ------ ---------- ----------    --------    ---------

            Alger American Fund

            Balanced Subaccount (1)..................   528 $9.02     $ 5        1.46%        0.35%       (9.80)%
            Mid-Cap Growth Subaccount (2)............ 1,110  7.46       8        0.00         0.35%      (25.40)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                       At December 31, 2002   For the period ended December 31, 2002
                                                      ----------------------- ------------------------------------
                                                                              Investment
                                                             Unit  Net Assets   Income       Expense       Total
MONY Survivorship Variable Universal Life Subaccounts Units Values   (000s)    Ratio*/\     Ratio**/\    Return***
----------------------------------------------------- ----- ------ ---------- ----------    ---------    ---------

     Enterprise Accumulation Trust

     Equity Income Subaccount (3)....................   816 $ 8.88    $ 7        2.55%        0.35%       (11.20)%
     Growth and Income Subaccount (4)................   809   7.91      6        2.18         0.35%       (20.90)
     Growth Subaccount (5)...........................   319   9.44      3        1.75         0.35%        (5.60)
     Global Socially Responsive Subaccount (2).......   811   8.31      7        0.67         0.35%       (16.90)
     Multi-Cap Growth Subaccount (2).................   810   7.27      6        0.00         0.35%       (27.30)
     Small Company Growth Subaccount (2)............. 2,865   7.73     22        0.00         0.35%       (22.70)
     Small Company Value Subaccount (1)..............   747   8.50      6        0.89         0.35%       (15.00)

     INVESCO Variable Investment Fund

     Financial Services Subaccount (2)...............   786   8.34      7        1.16         0.35%       (16.60)

     Janus Aspen Series

     Capital Appreciation Subaccount (2)............. 1,112   8.74     10        0.51         0.35%       (12.60)
     Flexible Income Subaccount (1)..................   319  10.98      4        3.15         0.35%         9.80
     International Growth Subaccount (6).............   275   7.92      2        1.19         0.35%       (20.80)

     Lord Abbett Series Funds

     Bond Debenture Subaccount (7)...................    89  10.42      1        6.65         0.35%         4.20
     Growth and Income Subaccount (1)................   708   8.09      6        1.05         0.35%       (19.10)
     Mid-Cap Value Subaccount (7)....................   501   9.71      5        1.63         0.35%        (2.90)

     MFS Variable Insurance Trust
     New Discovery Subaccount (6).................... 1,203   7.83      9        0.00         0.35%       (21.70)
     Total Return Subaccount (2).....................   965   9.25      9        0.00         0.35%        (7.50)

     MONY Series Fund, Inc.

     Government Securities Subaccount (6)............ 1,509  10.46     16        0.00         0.35%         4.60
     Long Term Bond Subaccount (8)...................     0  10.76      0        0.00         0.35%         7.60
     Money Market Subaccount......................... 7,843  10.05     79        1.42         0.35%         0.50

     The Universal Institutional Funds, Inc.
     Emerging Markets Equity Subaccount (2)..........   874   8.11      7        0.00         0.35%       (18.90)
     U.S. Real Estate Subaccount (6)................. 1,667   9.08     15        7.60         0.35%        (9.20)

     PBHG Insurance Series Funds
     Mid Cap Value Subaccount (6).................... 1,672   8.41     14        0.00         0.35%       (15.90)
     Select Value Subaccount (8).....................     0  10.18      0        0.00         0.35%         1.80

     PIMCO Variable Insurance Trust
     Global Bond Subaccount (6)......................   456  11.37      5        2.73         0.35%        13.70
     Real Return Subaccount (1)...................... 2,219  11.51     26        3.94         0.35%        15.10
     StocksPlus Growth and Income Subaccount (1)..... 2,168   8.01     17        3.31         0.35%       (19.90)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
****Commencement of operations
/\  Annualized
(1) For the period April 3, 2002**** through December 31, 2002
(2) For the period May 2, 2002**** through December 31, 2002
(3) For the period July 5, 2002**** through December 31, 2002
(4) For the period May 5, 2002**** through December 31, 2002
(5) For the period September 10, 2002**** through December 31, 2002
(6) For the period May 29, 2002**** through December 31, 2002
(7) For the period August 21, 2002**** through December 31, 2002
(8) For the period August 5, 2002**** through December 31, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                     MONY Custom Equity Master
                               ---------------------------------------------------------------------
                                                                                    Enterprise
                                          MONY Series Fund, Inc.                Accumulation Trust
                               --------------------------------------------- -----------------------
                               Intermediate Long Term  Government   Money               Small Company
                                Term Bond      Bond    Securities   Market     Equity       Value
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------ ---------- ---------- ---------- ---------- -------------
           ASSETS
Shares held in respective
  Funds.......................     11,820      11,622     18,118   1,041,173    52,361      22,655
                                 ========    ========   ========  ========== =========    ========
Investments at cost...........   $132,042    $155,328   $207,425  $1,041,173 $ 911,680    $445,415
                                 ========    ========   ========  ========== =========    ========
Investments in respective
  Funds, at net asset value...   $139,827    $168,860   $214,154  $1,041,173 $ 640,894    $388,752
Amount due from MONY..........          4           3         14           0        74          52
Amount due from respective
  Funds.......................         38           4         16          40     2,586          47
                                 --------    --------   --------  ---------- ---------    --------
       Total assets...........    139,869     168,867    214,184   1,041,213   643,554     388,851
                                 --------    --------   --------  ---------- ---------    --------
         LIABILITIES
Amount due to MONY............        116          98        137         624     2,969         269
Amount due to respective Funds          4           3         14           0        74          52
                                 --------    --------   --------  ---------- ---------    --------
       Total liabilities......        120         101        151         624     3,043         321
                                 --------    --------   --------  ---------- ---------    --------
Net assets....................   $139,749    $168,766   $214,033  $1,040,589 $ 640,511    $388,530
                                 ========    ========   ========  ========== =========    ========
Net assets consist of:
  Contractholders' net
   payments...................   $126,355    $148,476   $202,340  $1,013,454 $ 963,642    $418,553
  Undistributed net
   investment income..........      4,531       5,621      3,263      27,135    99,885      57,151
  Accumulated net realized
   gain (loss) on investments.      1,078       1,137      1,701           0  (152,230)    (30,511)
  Net unrealized appreciation
   (depreciation) of
   investments................      7,785      13,532      6,729           0  (270,786)    (56,663)
                                 --------    --------   --------  ---------- ---------    --------
Net assets....................   $139,749    $168,766   $214,033  $1,040,589 $ 640,511    $388,530
                                 ========    ========   ========  ========== =========    ========
Number of units outstanding*..     11,293      12,772     17,384      96,370   132,826      38,844
                                 --------    --------   --------  ---------- ---------    --------
Net asset value per unit
  outstanding*................   $  12.37    $  13.21   $  12.31  $    10.80 $    4.82    $  10.00
                                 ========    ========   ========  ========== =========    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                   MONY Custom Equity Master
----------------------------------------------------------------------------------------------

                                 Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------
           International High Yield            Growth and Small Company   Equity     Capital
 Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------

   21,784      34,157       40,679    171,492    134,165      52,438       29,052      65,586
 ========    ========     ========  =========  =========    ========     ========    ========
 $426,340    $149,632     $173,132  $ 849,103  $ 680,044    $380,623     $142,329    $373,727
 ========    ========     ========  =========  =========    ========     ========    ========

 $332,858    $118,185     $164,341  $ 682,539  $ 529,952    $313,577     $122,597    $310,224
       21           2            0         90         42          25           11          14
       12          13           11         51      6,453       1,374           14          29
 --------    --------     --------  ---------  ---------    --------     --------    --------
  332,891     118,200      164,352    682,680    536,447     314,976      122,622     310,267
 --------    --------     --------  ---------  ---------    --------     --------    --------

      198          81          103        446      6,760       1,553           83         209
       21           2            0         90         42          25           11          14
 --------    --------     --------  ---------  ---------    --------     --------    --------
      219          83          103        536      6,802       1,578           94         223
 --------    --------     --------  ---------  ---------    --------     --------    --------
 $332,672    $118,117     $164,249  $ 682,144  $ 529,645    $313,398     $122,528    $310,044
 ========    ========     ========  =========  =========    ========     ========    ========

 $422,203    $161,815     $160,848  $ 885,426  $ 714,565    $393,362     $144,770    $405,549
   24,344      11,327       14,514        607      6,014       6,368        1,355       1,950

  (20,393)    (23,578)      (2,322)   (37,325)   (40,842)    (19,286)      (3,865)    (33,952)

  (93,482)    (31,447)      (8,791)  (166,564)  (150,092)    (67,046)     (19,732)    (63,503)
 --------    --------     --------  ---------  ---------    --------     --------    --------
 $332,672    $118,117     $164,249  $ 682,144  $ 529,645    $313,398     $122,528    $310,044
 ========    ========     ========  =========  =========    ========     ========    ========
   46,292      22,624       15,634    105,572     81,345      42,606       15,612      48,771
 --------    --------     --------  ---------  ---------    --------     --------    --------
 $   7.19    $   5.22     $  10.50  $    6.46  $    6.51    $   7.36     $   7.85    $   6.36
 ========    ========     ========  =========  =========    ========     ========    ========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                   MONY Custom Equity Master
                               -----------------------------------------------------------------
                                                 Enterprise Accumulation Trust
                               -----------------------------------------------------------------

                               Multi-Cap              Emerging  Worldwide   Mid-Cap     Total
                                 Growth    Balanced  Countries    Growth     Growth     Return
                               Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                               ---------- ---------- ---------- ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................    62,868     22,757       542      1,273      5,421         21
                               =========   ========    ======    =======    =======     ======
Investments at cost........... $ 487,310   $104,854    $4,752    $10,064    $35,945     $  216
                               =========   ========    ======    =======    =======     ======
Investments in respective
  Funds, at net asset value... $ 346,401   $ 96,489    $4,286    $ 8,553    $28,733     $  219
Amount due from MONY..........        57         26         0          0          4          0
Amount due from respective
  Funds.......................        27         15         0          0          3          0
                               ---------   --------    ------    -------    -------     ------
       Total assets...........   346,485     96,530     4,286      8,553     28,740        219
                               ---------   --------    ------    -------    -------     ------
         LIABILITIES
Amount due to MONY............       227         68         3          5         20          0
Amount due to respective Funds        57         26         0          0          4          0
                               ---------   --------    ------    -------    -------     ------
       Total liabilities......       284         94         3          5         24          0
                               ---------   --------    ------    -------    -------     ------
Net assets.................... $ 346,201   $ 96,436    $4,283    $ 8,548    $28,716     $  219
                               =========   ========    ======    =======    =======     ======
Net assets consist of:
  Contractholders' net
   payments................... $ 567,657   $105,381    $4,796    $10,303    $37,171     $  210
  Undistributed net
   investment income (loss)...    (3,058)     1,856       (12)       (38)      (144)         6
  Accumulated net realized
   gain (loss) on investments.   (77,489)    (2,436)      (35)      (206)    (1,099)         0
  Net unrealized appreciation
   (depreciation) of
   investments................  (140,909)    (8,365)     (466)    (1,511)    (7,212)         3
                               ---------   --------    ------    -------    -------     ------
Net assets.................... $ 346,201   $ 96,436    $4,283    $ 8,548    $28,716     $  219
                               =========   ========    ======    =======    =======     ======
Number of units outstanding*..    83,320     11,429       537      1,298      5,215         21
                               ---------   --------    ------    -------    -------     ------
Net asset value per unit
  outstanding*................ $    4.16   $   8.44    $ 7.96    $  6.59    $  5.51     $10.46
                               =========   ========    ======    =======    =======     ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Funds              Janus Aspen Series
                            -----------------------------------------  --------------------------------------------
 Dreyfus   Dreyfus Socially                               VIP III
  Stock      Responsible       VIP          VIP II        Growth       Aggressive              Capital    Worldwide
  Index         Growth        Growth      Contrafund   Opportunities     Growth    Balanced  Appreciation   Growth
Subaccount    Subaccount    Subaccount    Subaccount    Subaccount     Subaccount Subaccount  Subaccount  Subaccount
---------- ---------------- ----------    ----------   -------------   ---------- ---------- ------------ ----------
   33,615         5,247        17,384        20,717         6,926         28,383     16,329      18,940      23,280
=========      ========     =========      ========      ========      =========   ========    ========   =========
$ 938,896      $129,677     $ 544,870      $415,980      $ 97,899      $ 586,839   $363,292    $397,506   $ 659,528
=========      ========     =========      ========      ========      =========   ========    ========   =========
$ 755,334      $ 99,160     $ 405,745      $373,730      $ 81,039      $ 449,590   $336,204    $328,985   $ 490,036
       87             0             0            11             4              8         29           9           6
       73         1,259         1,280            23             8             51         15          15          46
---------      --------     ---------      --------      --------      ---------   --------    --------   ---------
  755,494       100,419       407,025       373,764        81,051        449,649    336,248     329,009     490,088
---------      --------     ---------      --------      --------      ---------   --------    --------   ---------
      511         1,318         1,517           232            55            306        205         205         324
       87             0             0            11             4              8         29           9           6
---------      --------     ---------      --------      --------      ---------   --------    --------   ---------
      598         1,318         1,517           243            59            314        234         214         330
---------      --------     ---------      --------      --------      ---------   --------    --------   ---------
$ 754,896      $ 99,101     $ 405,508      $373,521      $ 80,992      $ 449,335   $336,014    $328,795   $ 489,758
=========      ========     =========      ========      ========      =========   ========    ========   =========
$ 987,737      $145,457     $ 620,059      $443,552      $106,035      $ 736,450   $364,344    $450,645   $ 739,543
   17,270          (243)        8,408         5,384            40         (1,007)    12,803       3,231       5,248

  (66,549)      (15,596)      (83,834)      (33,165)       (8,223)      (148,859)   (14,045)    (56,560)    (85,541)

 (183,562)      (30,517)     (139,125)      (42,250)      (16,860)      (137,249)   (27,088)    (68,521)   (169,492)
---------      --------     ---------      --------      --------      ---------   --------    --------   ---------
$ 754,896      $ 99,101     $ 405,508      $373,521      $ 80,992      $ 449,335   $336,014    $328,795   $ 489,758
=========      ========     =========      ========      ========      =========   ========    ========   =========
  119,048        19,929        79,727        49,502        13,189        141,118     38,530      60,226     103,472
---------      --------     ---------      --------      --------      ---------   --------    --------   ---------
$    6.34      $   4.97     $    5.09      $   7.55      $   6.14      $    3.18   $   8.72    $   5.46   $    4.73
=========      ========     =========      ========      ========      =========   ========    ========   =========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                           MONY Custom Equity Master
                               ---------------------------------------------------------------------------------
                                                                     The
                                 Alger                            Universal           PIMCO
                                American       Lord Abbett      Institutional        Variable
                                  Fund        Series Funds       Funds, Inc.     Insurance Trust
                               ---------- --------------------  ------------- ----------------------
                                Mid-Cap   Growth and  Mid-Cap       U.S.        Global
                                 Growth     Income     Value     Real Estate     Bond    Real Return
                               Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount     Total
                               ---------- ---------- ---------- ------------- ---------- ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................      705        444      2,318        1,232       1,810       4,673
                                =======     ======    =======      =======     =======     =======
Investments at cost...........  $10,809     $8,731    $33,438      $14,782     $19,495     $53,785   $10,986,661
                                =======     ======    =======      =======     =======     =======   ===========
Investments in respective
  Funds, at net asset value...  $ 8,782     $8,368    $32,134      $13,954     $21,161     $55,608   $ 9,112,444
                                -------     ------    -------      -------     -------     -------   -----------
Amount due from MONY..........        0          0          4            0           0           0           597
Amount due from respective
  Funds.......................        0          0          0            0           0           0        13,503
                                -------     ------    -------      -------     -------     -------   -----------
       Total assets...........    8,782      8,368     32,138       13,954      21,161      55,608     9,126,544
                                -------     ------    -------      -------     -------     -------   -----------
         LIABILITIES
Amount due to MONY............        5          5         18            8          12          31        18,721
Amount due to respective Funds        0          0          4            0           0           0           597
                                -------     ------    -------      -------     -------     -------   -----------
       Total liabilities......        5          5         22            8          12          31        19,318
                                -------     ------    -------      -------     -------     -------   -----------
Net assets....................  $ 8,777     $8,363    $32,116      $13,946     $21,149     $55,577   $ 9,107,226
                                =======     ======    =======      =======     =======     =======   ===========
Net assets consist of:
  Contractholders' net
   payments...................  $10,917     $8,766    $33,472      $14,167     $19,149     $53,014   $11,620,183
  Undistributed net
   investment income (loss)...      (34)        32         99          665         278         629       315,478
  Accumulated net realized
   gain (loss) on investments.      (79)       (72)      (151)         (58)         56         111      (954,218)
  Net unrealized appreciation
   (depreciation) of
   investments................   (2,027)      (363)    (1,304)        (828)      1,666       1,823    (1,874,217)
                                -------     ------    -------      -------     -------     -------   -----------
Net assets....................  $ 8,777     $8,363    $32,116      $13,946     $21,149     $55,577   $ 9,107,226
                                =======     ======    =======      =======     =======     =======   ===========
Number of units outstanding*..    1,148      1,005      3,695        1,536       1,866       4,960
                                -------     ------    -------      -------     -------     -------
Net asset value per unit
  outstanding*................  $  7.64     $ 8.32    $  8.69      $  9.08     $ 11.33     $ 11.20
                                =======     ======    =======      =======     =======     =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                                                     MONY Custom Equity Master
                               --------------------------------------------------------------------------
                                          MONY Series Fund, Inc.             Enterprise Accumulation Trust
                               --------------------------------------------  ----------------------------
                               Intermediate Long Term  Government   Money                  Small Company
                                Term Bond      Bond    Securities   Market     Equity          Value
                                Subaccount  Subaccount Subaccount Subaccount Subaccount     Subaccount
                               ------------ ---------- ---------- ---------- ----------    -------------
Dividend income...............   $ 4,388     $ 5,408    $ 3,799    $15,715   $       0       $  1,404
Distribution from net
  realized gains..............         0           0          0          0           0         10,605
Mortality and expense risk
  charges.....................      (680)       (756)      (941)    (5,650)     (3,413)        (1,911)
                                 -------     -------    -------    -------   ---------       --------
Net investment income (loss)..     3,708       4,652      2,858     10,065      (3,413)        10,098
                                 -------     -------    -------    -------   ---------       --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
   investments................       568         709      1,297          0     (55,839)       (18,089)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     6,169      12,853      5,984          0    (165,340)       (31,375)
                                 -------     -------    -------    -------   ---------       --------
Net realized and unrealized
  gain (loss) on investments..     6,737      13,562      7,281          0    (221,179)       (49,464)
                                 -------     -------    -------    -------   ---------       --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $10,445     $18,214    $10,139    $10,065   $(224,592)      $(39,366)
                                 =======     =======    =======    =======   =========       ========

                      See notes to financial statements.

                                   MONY Custom Equity Master
----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------
           International High Yield            Growth and Small Company   Equity     Capital
 Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------
 $  3,095    $    803     $11,604   $   2,751  $   6,447    $      0     $  1,447    $      0
        0           0           0           0          0           0            0           0
   (1,645)       (608)       (752)     (3,562)    (2,786)     (1,640)        (601)     (1,659)
 --------    --------     -------   ---------  ---------    --------     --------    --------
    1,450         195      10,852        (811)     3,661      (1,640)         846      (1,659)
 --------    --------     -------   ---------  ---------    --------     --------    --------
  (10,527)    (10,444)     (2,008)    (17,507)   (24,837)     (8,667)      (2,863)    (10,517)
  (62,457)    (14,653)     (7,004)   (158,204)  (134,560)    (74,921)     (16,411)    (46,727)
 --------    --------     -------   ---------  ---------    --------     --------    --------
  (72,984)    (25,097)     (9,012)   (175,711)  (159,397)    (83,588)     (19,274)    (57,244)
 --------    --------     -------   ---------  ---------    --------     --------    --------
 $(71,534)   $(24,902)    $ 1,840   $(176,522) $(155,736)   $(85,228)    $(18,428)   $(58,903)
 ========    ========     =======   =========  =========    ========     ========    ========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                          MONY Custom Equity Master
                               --------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               --------------------------------------------------------------------------------

                                Multi-Cap                  Emerging    Worldwide     Mid-Cap
                                  Growth      Balanced    Countries      Growth       Growth     Total Return
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                               ------------ ------------ ------------ ------------ ------------ ---------------
                                                                                                For the period
                               For the year For the year For the year For the year For the year June 12, 2002**
                                  ended        ended        ended        ended        ended         through
                               December 31, December 31, December 31, December 31, December 31,  December 31,
                                   2002         2002         2002         2002         2002          2002
                               ------------ ------------ ------------ ------------ ------------ ---------------
Dividend income...............  $       0     $  1,714      $   6       $     0      $     0          $3
Distribution from net
  realized gains..............          0            0          0             0            0           3
Mortality and expense risk
  charges.....................     (2,039)        (444)       (16)          (35)        (135)          0
                                ---------     --------      -----       -------      -------          --
Net investment income (loss)..     (2,039)       1,270        (10)          (35)        (135)          6
                                ---------     --------      -----       -------      -------          --
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (33,783)      (1,712)         5          (108)        (806)          0
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (127,114)      (9,419)      (618)       (1,641)      (8,113)          3
                                ---------     --------      -----       -------      -------          --
Net realized and unrealized
  gain (loss) on investments..   (160,897)     (11,131)      (613)       (1,749)      (8,919)          3
                                ---------     --------      -----       -------      -------          --
Net increase (decrease) in
  net assets resulting from
  operations..................  $(162,936)    $ (9,861)     $(623)      $(1,784)     $(9,054)         $9
                                =========     ========      =====       =======      =======          ==

**  Commencement of operations

                      See notes to financial statements.

                            MONY Custom Equity Master
------------------------------------------------------------------------------
                                  Fidelity Variable Insurance Products Funds
                                ---------------------------------------------
  Dreyfus         Dreyfus
   Stock          Socially                      VIP II          VIP III
   Index     Responsible Growth  VIP Growth   Contrafund  Growth Opportunities
 Subaccount      Subaccount      Subaccount   Subaccount       Subaccount
------------ ------------------ ------------ ------------ --------------------

For the year    For the year    For the year For the year     For the year
   ended           ended           ended        ended            ended
December 31,    December 31,    December 31, December 31,     December 31,
    2002            2002            2002         2002             2002
------------ ------------------ ------------ ------------ --------------------
 $  10,204        $    265       $     534     $  2,301         $    551
         0               0               0            0                0
    (3,897)           (509)         (2,271)      (1,990)            (411)
 ---------        --------       ---------     --------         --------
     6,307            (244)         (1,737)         311              140
 ---------        --------       ---------     --------         --------

   (34,665)         (7,099)        (37,715)     (12,307)          (3,020)

  (154,812)        (24,802)       (115,214)     (28,488)         (15,805)
 ---------        --------       ---------     --------         --------

  (189,477)        (31,901)       (152,929)     (40,795)         (18,825)
 ---------        --------       ---------     --------         --------

 $(183,170)       $(32,145)      $(154,666)    $(40,484)        $(18,685)
 =========        ========       =========     ========         ========

             MONY Custom Equity Master
 ---------------------------------------------------
                 Janus Aspen Series
 ---------------------------------------------------

  Aggressive                 Capital     Worldwide
    Growth      Balanced   Appreciation    Growth
  Subaccount   Subaccount   Subaccount   Subaccount
 ------------ ------------ ------------ ------------

 For the year For the year For the year For the year
    ended        ended        ended        ended
 December 31, December 31, December 31, December 31,
     2002         2002         2002         2002
 ------------ ------------ ------------ ------------
  $       0     $  7,968     $  1,915    $   4,827
          0            0            0            0
     (2,264)      (1,632)      (1,780)      (2,614)
  ---------     --------     --------    ---------
     (2,264)       6,336          135        2,213
  ---------     --------     --------    ---------

    (53,423)      (7,684)     (20,138)     (31,051)

    (79,345)     (20,090)     (36,615)    (115,176)
  ---------     --------     --------    ---------

   (132,768)     (27,774)     (56,753)    (146,227)
  ---------     --------     --------    ---------

  $(135,032)    $(21,438)    $(56,618)   $(144,014)
  =========     ========     ========    =========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                                     MONY Custom Equity Master
                               ------------------------------------------------------------------------------------------
                                   Alger                                    The Universal
                                  American                                  Institutional
                                    Fund        Lord Abbett Series Funds     Funds, Inc.   PIMCO Variable Insurance Trust
                               -------------- ----------------------------  -------------- ----------------------------
                                  Mid-Cap       Growth and                       U.S.
                                   Growth         Income     Mid-Cap Value   Real Estate    Global Bond     Real Return
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                               -------------- -------------- -------------- -------------- --------------  --------------
                               For the period For the period For the period For the period For the period  For the period
                               May 06, 2002** May 31, 2002** May 06, 2002** May 31, 2002** May 31, 2002**  May 06, 2002**
                                  through        through        through        through        through         through
                                December 31,   December 31,   December 31,   December 31,   December 31,    December 31,
                                    2002           2002           2002           2002           2002            2002
                               -------------- -------------- -------------- -------------- --------------  --------------
Dividend income...............    $     0         $  50         $   181         $ 442          $  252          $  623
Distribution from net
  realized gains..............          0             1               0           258              88             107
Mortality and expense risk
  charges.....................        (34)          (19)            (82)          (35)            (62)           (101)
                                  -------         -----         -------         -----          ------          ------
Net investment income (loss)..        (34)           32              99           665             278             629
                                  -------         -----         -------         -----          ------          ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        (79)          (72)           (151)          (58)             56             111
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (2,027)         (363)         (1,304)         (828)          1,666           1,823
                                  -------         -----         -------         -----          ------          ------
Net realized and unrealized
  gain (loss) on investments..     (2,106)         (435)         (1,455)         (886)          1,722           1,934
                                  -------         -----         -------         -----          ------          ------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(2,140)        $(403)        $(1,356)        $(221)         $2,000          $2,563
                                  =======         =====         =======         =====          ======          ======














                                  Total
                               -----------
Dividend income............... $    88,697
Distribution from net
  realized gains..............      11,062
Mortality and expense risk
  charges.....................     (46,974)
                               -----------
Net investment income (loss)..      52,785
                               -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (402,423)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (1,424,928)
                               -----------
Net realized and unrealized
  gain (loss) on investments..  (1,827,351)
                               -----------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(1,774,566)
                               ===========

**  Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                         MONY Custom Equity Master
                               ----------------------------------------------------------------------------
                                                          MONY Series Fund, Inc.
                               ----------------------------------------------------------------------------
                                     Intermediate                Long Term                Government
                                       Term Bond                   Bond                   Securities
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).   $  3,708     $    836     $  4,652     $    976     $  2,858     $    409
 Net realized gain (loss) on
   investments................        568          481          709          412        1,297          383
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      6,169        1,137       12,853          301        5,984          594
                                 --------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets resulting from
 operations...................     10,445        2,454       18,214        1,689       10,139        1,386
                                 --------     --------     --------     --------     --------     --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    104,183       54,847      126,307       65,177      189,064       93,798
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (36,129)     (12,148)     (35,923)     (17,053)     (70,155)     (16,515)
                                 --------     --------     --------     --------     --------     --------
Net increase (decrease) from
 unit transactions............     68,054       42,699       90,384       48,124      118,909       77,283
                                 --------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets...................     78,499       45,153      108,598       49,813      129,048       78,669
Net assets beginning of period     61,250       16,097       60,168       10,355       84,985        6,316
                                 --------     --------     --------     --------     --------     --------
Net assets end of period*.....   $139,749     $ 61,250     $168,766     $ 60,168     $214,033     $ 84,985
                                 ========     ========     ========     ========     ========     ========
Unit transactions:
Units outstanding beginning
 of period....................      5,383        1,530        5,166          942        7,316          577
Units issued during the period      9,741        4,957       11,093        5,723       16,047        8,191
Units redeemed during the
 period.......................     (3,831)      (1,104)      (3,487)      (1,499)      (5,979)      (1,452)
                                 --------     --------     --------     --------     --------     --------
Units outstanding end of
 period.......................     11,293        5,383       12,772        5,166       17,384        7,316
                                 ========     ========     ========     ========     ========     ========
----------
*  Includes undistributed net
   investment income of:         $  4,531     $    823     $  5,621     $    969     $  3,263     $    405
                                 ========     ========     ========     ========     ========     ========

                      See notes to financial statements.

                                       MONY Custom Equity Master
------------------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                           Enterprise Accumulation Trust
------------------------  ----------------------------------------------------------------------------
                                                          Small Company
      Money Market                 Equity                     Value                    Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

 $   10,065   $   16,021   $  (3,413)   $  89,438    $  10,098     $ 42,604     $  1,450     $ 18,358
          0            0     (55,839)     (89,824)     (18,089)     (10,977)     (10,527)      (7,992)

          0            0    (165,340)     (68,120)     (31,375)     (22,560)     (62,457)     (32,257)
 ----------   ----------   ---------    ---------    ---------     --------     --------     --------

     10,065       16,021    (224,592)     (68,506)     (39,366)       9,067      (71,534)     (21,891)
 ----------   ----------   ---------    ---------    ---------     --------     --------     --------

   (148,738)   1,828,369     372,048      614,166      295,382      237,430      170,342      226,381

   (121,785)    (584,681)   (150,431)    (125,139)    (122,150)     (53,014)     (58,173)     (40,330)
 ----------   ----------   ---------    ---------    ---------     --------     --------     --------
   (270,523)   1,243,688     221,617      489,027      173,232      184,416      112,169      186,051
 ----------   ----------   ---------    ---------    ---------     --------     --------     --------
   (260,458)   1,259,709      (2,975)     420,521      133,866      193,483       40,635      164,160
  1,301,047       41,338     643,486      222,965      254,664       61,181      292,037      127,877
 ----------   ----------   ---------    ---------    ---------     --------     --------     --------
 $1,040,589   $1,301,047   $ 640,511    $ 643,486    $ 388,530     $254,664     $332,672     $292,037
 ==========   ==========   =========    =========    =========     ========     ========     ========

    121,626        3,997      93,665       26,254       22,978        5,789       31,845       12,345
    (14,438)     172,939      68,153       85,417       28,247       22,117       23,023       23,812
    (10,818)     (55,310)    (28,992)     (18,006)     (12,381)      (4,928)      (8,576)      (4,312)
 ----------   ----------   ---------    ---------    ---------     --------     --------     --------
     96,370      121,626     132,826       93,665       38,844       22,978       46,292       31,845
 ==========   ==========   =========    =========    =========     ========     ========     ========

 $   27,135   $   17,070   $  99,885    $ 103,298    $  57,151     $ 47,053     $ 24,344     $ 22,894
 ==========   ==========   =========    =========    =========     ========     ========     ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         MONY Custom Equity Master
                               ----------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                               ----------------------------------------------------------------------------
                                                                High Yield
                                     International                 Bond                     Growth
                                   Growth Subaccount            Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).   $    195     $  8,494     $ 10,852     $  3,504    $    (811)   $     832
 Net realized loss on
   investments................    (10,444)     (12,259)      (2,008)        (279)     (17,507)     (18,278)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (14,653)     (13,112)      (7,004)      (1,717)    (158,204)     (12,826)
                                 --------     --------     --------     --------    ---------    ---------
Net increase (decrease) in
 net assets resulting from
 operations...................    (24,902)     (16,877)       1,840        1,508     (176,522)     (30,272)
                                 --------     --------     --------     --------    ---------    ---------
From unit transactions:
 Net proceeds from the
   issuance of units..........     79,488       86,356      115,592       76,810      417,458      515,492
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (29,079)     (24,672)     (33,251)     (12,573)    (153,222)    (117,820)
                                 --------     --------     --------     --------    ---------    ---------
Net increase from unit
 transactions.................     50,409       61,684       82,341       64,237      264,236      397,672
                                 --------     --------     --------     --------    ---------    ---------
Net increase in net assets....     25,507       44,807       84,181       65,745       87,714      367,400
Net assets beginning of period     92,610       47,803       80,068       14,323      594,430      227,030
                                 --------     --------     --------     --------    ---------    ---------
Net assets end of period*.....   $118,117     $ 92,610     $164,249     $ 80,068    $ 682,144    $ 594,430
                                 ========     ========     ========     ========    =========    =========
Unit transactions:
Units outstanding beginning
 of period....................     14,206        5,274        7,695        1,453       70,201       23,359
Units issued during the period     13,854       12,354       11,819        7,462       58,110       60,795
Units redeemed during the
 period.......................     (5,436)      (3,422)      (3,880)      (1,220)     (22,739)     (13,953)
                                 --------     --------     --------     --------    ---------    ---------
Units outstanding end of
 period.......................     22,624       14,206       15,634        7,695      105,572       70,201
                                 ========     ========     ========     ========    =========    =========
----------
*  Includes undistributed net
   investment income of:         $ 11,327     $ 11,132     $ 14,514     $  3,662    $     607    $   1,418
                                 ========     ========     ========     ========    =========    =========

                      See notes to financial statements.

                                       MONY Custom Equity Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
       Growth and               Small Company                Equity                    Capital
         Income                    Growth                    Income                 Appreciation
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 $   3,661    $   2,339     $ (1,640)    $  7,842     $    846     $    511     $ (1,659)    $    715
   (24,837)     (15,933)      (8,667)     (10,901)      (2,863)      (1,072)     (10,517)     (22,752)

  (134,560)     (14,041)     (74,921)       9,613      (16,411)      (4,337)     (46,727)      (7,298)
 ---------    ---------     --------     --------     --------     --------     --------     --------

  (155,736)     (27,635)     (85,228)       6,554      (18,428)      (4,898)     (58,903)     (29,335)
 ---------    ---------     --------     --------     --------     --------     --------     --------
   371,505      521,272      201,240      238,098       84,394       80,770      203,522      223,818

  (161,896)    (105,992)     (89,189)     (54,202)     (30,063)     (18,589)     (91,952)     (54,654)
 ---------    ---------     --------     --------     --------     --------     --------     --------
   209,609      415,280      112,051      183,896       54,331       62,181      111,570      169,164
 ---------    ---------     --------     --------     --------     --------     --------     --------
    53,873      387,645       26,823      190,450       35,903       57,283       52,667      139,829
   475,772       88,127      286,575       96,125       86,625       29,342      257,377      117,548
 ---------    ---------     --------     --------     --------     --------     --------     --------
 $ 529,645    $ 475,772     $313,398     $286,575     $122,528     $ 86,625     $310,044     $257,377
 =========    =========     ========     ========     ========     ========     ========     ========
    53,806        8,752       29,439        9,464        9,356        2,818       33,465       12,316
    50,826       56,790       24,798       25,927        9,862        8,493       28,041       28,080
   (23,287)     (11,736)     (11,631)      (5,952)      (3,606)      (1,955)     (12,735)      (6,931)
 ---------    ---------     --------     --------     --------     --------     --------     --------
    81,345       53,806       42,606       29,439       15,612        9,356       48,771       33,465
 =========    =========     ========     ========     ========     ========     ========     ========

 $   6,014    $   2,353     $  6,368     $  8,008     $  1,355     $    509     $  1,950     $  3,609
 =========    =========     ========     ========     ========     ========     ========     ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                           MONY Custom Equity Master
                               ---------------------------------------------------------------------------------
                                                         Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------------

                                       Multi-Cap                                              Emerging
                                        Growth                   Balanced                    Countries
                                      Subaccount                Subaccount                   Subaccount
                               ------------------------  ------------------------  -----------------------------
                               For the year For the year For the year For the year For the year  For the period
                                  ended        ended        ended        ended        ended      June 8, 2001**
                               December 31, December 31, December 31, December 31, December 31,      through
                                   2002         2001         2002         2001         2002     December 31, 2001
                               ------------ ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income (loss).  $  (2,039)    $   (907)    $  1,270     $    569     $   (10)        $   (2)
 Net realized gain (loss) on
   investments................    (33,783)     (41,378)      (1,712)        (612)          5            (40)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (127,114)       9,788       (9,419)         825        (618)           152
                                ---------     --------     --------     --------     -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................   (162,936)     (32,497)      (9,861)         782        (623)           110
                                ---------     --------     --------     --------     -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    274,466      343,187       78,731       76,777       4,444          1,757
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (150,728)     (77,595)     (33,143)     (23,620)     (1,169)          (236)
                                ---------     --------     --------     --------     -------         ------
Net increase from unit
 transactions.................    123,738      265,592       45,588       53,157       3,275          1,521
                                ---------     --------     --------     --------     -------         ------
Net increase (decrease) in
 net assets...................    (39,198)     233,095       35,727       53,939       2,652          1,631
Net assets beginning of period    385,399      152,304       60,709        6,770       1,631              0
                                ---------     --------     --------     --------     -------         ------
Net assets end of period*.....  $ 346,201     $385,399     $ 96,436     $ 60,709     $ 4,283         $1,631
                                =========     ========     ========     ========     =======         ======
Unit transactions:
Units outstanding beginning
 of period....................     60,270       19,707        6,380          682         169              0
Units issued during the period     53,725       52,586        9,057        8,226         511            197
Units redeemed during the
 period.......................    (30,675)     (12,023)      (4,008)      (2,528)       (143)           (28)
                                ---------     --------     --------     --------     -------         ------
Units outstanding end of
 period.......................     83,320       60,270       11,429        6,380         537            169
                                =========     ========     ========     ========     =======         ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $  (3,058)    $ (1,019)    $  1,856     $    586     $   (12)        $   (2)
                                =========     ========     ========     ========     =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                     MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
------------------------------------------------------------------------------

          Worldwide                       Mid-Cap                   Total                Dreyfus
            Growth                         Growth                  Return              Stock Index
          Subaccount                     Subaccount              Subaccount            Subaccount
-----------------------------  -----------------------------  ----------------- ------------------------
For the year  For the period   For the year  For the period    For the period   For the year For the year
   ended      June 8, 2001**      ended      June 8, 2001**    June 12, 2002**     ended        ended
December 31,      through      December 31,      through           through      December 31, December 31,
    2002     December 31, 2001     2002     December 31, 2001 December 31, 2002     2002         2001
------------ ----------------- ------------ ----------------- ----------------- ------------ ------------

  $   (35)        $   (3)        $  (135)        $    (9)           $  6         $   6,307    $   7,130
     (108)           (98)           (806)           (293)              0           (34,665)     (30,637)

   (1,641)           130          (8,113)            901               3          (154,812)     (15,177)
  -------         ------         -------         -------            ----         ---------    ---------

   (1,784)            29          (9,054)            599               9          (183,170)     (38,684)
  -------         ------         -------         -------            ----         ---------    ---------

    9,275          4,723          34,891          12,526             244           497,379      587,939

   (3,013)          (682)         (8,888)         (1,358)            (34)         (204,778)    (123,130)
  -------         ------         -------         -------            ----         ---------    ---------
    6,262          4,041          26,003          11,168             210           292,601      464,809
  -------         ------         -------         -------            ----         ---------    ---------
    4,478          4,070          16,949          11,767             219           109,431      426,125
    4,070              0          11,767               0               0           645,465      219,340
  -------         ------         -------         -------            ----         ---------    ---------
  $ 8,548         $4,070         $28,716         $11,767            $219         $ 754,896    $ 645,465
  =======         ======         =======         =======            ====         =========    =========

      463              0           1,466               0               0            78,584       23,366
    1,225            542           5,261           1,643              24            70,821       69,968
     (390)           (79)         (1,512)           (177)             (3)          (30,357)     (14,750)
  -------         ------         -------         -------            ----         ---------    ---------
    1,298            463           5,215           1,466              21           119,048       78,584
  =======         ======         =======         =======            ====         =========    =========

  $   (38)        $   (3)        $  (144)        $    (9)           $  6         $  17,270    $  10,963
  =======         ======         =======         =======            ====         =========    =========




         Dreyfus
  Socially Responsible
         Growth
       Subaccount
------------------------
For the year For the year
   ended        ended
December 31, December 31,
    2002         2001
------------ ------------

  $   (244)    $   (140)
    (7,099)      (8,248)

   (24,802)      (3,277)
  --------     --------

   (32,145)     (11,665)
  --------     --------

    79,660       91,828

   (31,107)     (18,864)
  --------     --------
    48,553       72,964
  --------     --------
    16,408       61,299
    82,693       21,394
  --------     --------
  $ 99,101     $ 82,693
  ========     ========

    11,748        2,344
    14,024       11,940
    (5,843)      (2,536)
  --------     --------
    19,929       11,748
  ========     ========

  $   (243)    $      1
  ========     ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         Mony Custom Equity Master
-                              ----------------------------------------------------------------------------
                                                Fidelity Variable Insurance Products Funds
                               ----------------------------------------------------------------------------
                                          VIP                     VIP II                    VIP III
                                        Growth                  Contrafund           Growth Opportunities
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).  $  (1,737)   $  10,264    $     311     $  5,232     $    140     $    (77)
 Net realized loss on
   investments................    (37,715)     (45,170)     (12,307)     (20,592)      (3,020)      (4,908)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (115,214)      (7,814)     (28,488)      (7,442)     (15,805)       1,115
                                ---------    ---------    ---------     --------     --------     --------
Net decrease in net assets
 resulting from operations....   (154,666)     (42,720)     (40,484)     (22,802)     (18,685)      (3,870)
                                ---------    ---------    ---------     --------     --------     --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    282,608      434,904      212,751      241,564       59,511       54,447
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (145,854)    (102,004)    (115,312)     (65,363)     (23,198)     (15,463)
                                ---------    ---------    ---------     --------     --------     --------
Net increase from unit
 transactions.................    136,754      332,900       97,439      176,201       36,313       38,984
                                ---------    ---------    ---------     --------     --------     --------
Net increase (decrease) in
 net assets...................    (17,912)     290,180       56,955      153,399       17,628       35,114
Net assets beginning of period    423,420      133,240      316,566      163,167       63,364       28,250
                                ---------    ---------    ---------     --------     --------     --------
Net assets end of period*.....  $ 405,508    $ 423,420    $ 373,521     $316,566     $ 80,992     $ 63,364
                                =========    =========    =========     ========     ========     ========
Unit transactions:
Units outstanding beginning
 of period....................     57,776       14,902       37,789       17,007        8,012        3,045
Units issued during the period     48,166       56,380       26,645       28,573        8,705        6,917
Units redeemed during the
 period.......................    (26,215)     (13,506)     (14,932)      (7,791)      (3,528)      (1,950)
                                ---------    ---------    ---------     --------     --------     --------
Units outstanding end of
 period.......................     79,727       57,776       49,502       37,789       13,189        8,012
                                =========    =========    =========     ========     ========     ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   8,408    $  10,145    $   5,384     $  5,073     $     40     $   (100)
                                =========    =========    =========     ========     ========     ========

                See accompanying notes to financial statements.

                                       Mony Custom Equity Master
-------------------------------------------------------------------------------------------------------
                                          Janus Aspen Series
-------------------------------------------------------------------------------------------------------
       Aggressive                                            Capital                  Worldwide
         Growth                   Balanced                Appreciation                 Growth
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 $  (2,264)   $    (951)    $  6,336     $  4,996    $     135     $  2,383    $   2,213    $     838
   (53,423)     (89,137)      (7,684)      (5,465)     (20,138)     (34,995)     (31,051)     (50,896)
   (79,345)     (23,785)     (20,090)      (5,338)     (36,615)     (13,217)    (115,176)     (28,133)
 ---------    ---------     --------     --------    ---------     --------    ---------    ---------
  (135,032)    (113,873)     (21,438)      (5,807)     (56,618)     (45,829)    (144,014)     (78,191)
 ---------    ---------     --------     --------    ---------     --------    ---------    ---------
   335,141      465,872      185,882      228,701      195,615      273,738      314,097      404,800
  (152,073)     (99,638)     (77,079)     (54,763)    (111,324)     (69,512)    (135,019)    (102,101)
 ---------    ---------     --------     --------    ---------     --------    ---------    ---------
   183,068      366,234      108,803      173,938       84,291      204,226      179,078      302,699
 ---------    ---------     --------     --------    ---------     --------    ---------    ---------
    48,036      252,361       87,365      168,131       27,673      158,397       35,064      224,508
   401,299      148,938      248,649       80,518      301,122      142,725      454,694      230,186
 ---------    ---------     --------     --------    ---------     --------    ---------    ---------
 $ 449,335    $ 401,299     $336,014     $248,649    $ 328,795     $301,122    $ 489,758    $ 454,694
 =========    =========     ========     ========    =========     ========    =========    =========
    90,311       20,212       26,527        8,160       46,253       17,106       71,160       27,835
    96,423       90,124       25,226       24,202       34,143       39,167       58,155       58,551
   (45,616)     (20,025)     (13,223)      (5,835)     (20,170)     (10,020)     (25,843)     (15,226)
 ---------    ---------     --------     --------    ---------     --------    ---------    ---------
   141,118       90,311       38,530       26,527       60,226       46,253      103,472       71,160
 =========    =========     ========     ========    =========     ========    =========    =========


 $  (1,007)   $   1,257     $ 12,803     $  6,467    $   3,231     $  3,096    $   5,248    $   3,035
 =========    =========     ========     ========    =========     ========    =========    =========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                          MONY Custom Equity Master
                                 -------------------------------------------
                                     Alger
                                    American             Lord Abbett
                                      Fund              Series Funds
                                 -------------- ----------------------------
                                    Mid-Cap         Growth        Mid-Cap
                                     Growth       and Income       Value
                                   Subaccount     Subaccount     Subaccount
                                 -------------- -------------- --------------
                                 For the period For the period For the period
                                 May 06, 2002** May 31, 2002** May 06, 2002**
                                    through        through        through
                                  December 31,   December 31,   December 31,
                                      2002           2002           2002
                                 -------------- -------------- --------------
  From operations:
   Net investment income (loss).    $   (34)        $   32        $    99
   Net realized gain (loss) on
     investments................        (79)           (72)          (151)
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................     (2,027)          (363)        (1,304)
                                    -------         ------        -------
  Net increase (decrease) in
   net assets resulting from
   operations...................     (2,140)          (403)        (1,356)
                                    -------         ------        -------
  From unit transactions:
   Net proceeds from the
     issuance of units..........     11,513          9,456         35,121
   Net asset value of units
     redeemed or used to meet
     contract obligations.......       (596)          (690)        (1,649)
                                    -------         ------        -------
  Net increase from unit
   transactions.................     10,917          8,766         33,472
                                    -------         ------        -------
  Net increase in net assets....      8,777          8,363         32,116
  Net assets beginning of period          0              0              0
                                    -------         ------        -------
  Net assets end of period*.....    $ 8,777         $8,363        $32,116
                                    =======         ======        =======
  Unit transactions:
  Units outstanding beginning
   of period....................          0              0              0
  Units issued during the period      1,468          1,090          4,162
  Units redeemed during the
   period.......................       (320)           (85)          (467)
                                    -------         ------        -------
  Units outstanding end of
   period.......................      1,148          1,005          3,695
                                    =======         ======        =======
  ----------
  *  Includes undistributed net
     investment income (loss)
     of:                            $   (34)        $   32        $    99
                                    =======         ======        =======

** Commencement of operations

                      See notes to financial statements.

                           MONY Custom Equity Master
     ---------------------------------------------------------------------
     The Universal
     Institutional
      Funds, Inc.   PIMCO Variable Insurance Trust
     -------------- ----------------------------
       U.S. Real        Global           Real
         Estate          Bond           Return
       Subaccount     Subaccount      Subaccount             Total
     -------------- --------------  -------------- ------------------------
     For the period For the period  For the period
     May 31, 2002** May 31, 2002**  May 06, 2002** For the year For the year
        through        through         through        ended        ended
      December 31,   December 31,    December 31,  December 31, December 31,
          2002           2002            2002          2002         2001
     -------------- --------------  -------------- ------------ ------------
        $   665        $   278         $   629     $    52,785  $   222,202
            (58)            56             111        (402,423)    (521,460)
           (828)         1,666           1,823      (1,424,928)    (255,895)
        -------        -------         -------     -----------  -----------
           (221)         2,000           2,563      (1,774,566)    (555,153)
        -------        -------         -------     -----------  -----------

         14,983         20,122          55,591       5,293,268    8,085,547
           (816)          (973)         (2,577)     (2,383,418)  (1,991,711)
        -------        -------         -------     -----------  -----------
         14,167         19,149          53,014       2,909,850    6,093,836
        -------        -------         -------     -----------  -----------
         13,946         21,149          55,577       1,135,284    5,538,683
              0              0               0       7,971,942    2,433,259
        -------        -------         -------     -----------  -----------
        $13,946        $21,149         $55,577     $ 9,107,226  $ 7,971,942
        =======        =======         =======     ===========  ===========

              0              0               0
          1,628          1,958           5,200
            (92)           (92)           (240)
        -------        -------         -------
          1,536          1,866           4,960
        =======        =======         =======

        $   665        $   278         $   629     $   315,478  $   262,693
        =======        =======         =======     ===========  ===========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), and MONY Survivorship Variable Universal Life. These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are thirty-five MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, The Universal Institutional Funds, Inc., the Alger American Fund, Lord Abbett Series Fund, PIMCO Variable Insurance Trust, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Equity Master commenced operations during the years 2000 through 2002. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the period ended December 31, 2002 aggregated $1,644,980.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $4,483 in connection with MONY Custom Equity Master subaccounts.

4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2002 were as follows:

                                               Cost of
                                           Shares Acquired       Proceeds from
 MONY Custom Equity Master Subaccounts (Excludes Reinvestments) Shares Redeemed
 ------------------------------------- ------------------------ ---------------
   MONY Series Fund, Inc.

   Intermediate Term Bond Portfolio...        $  103,239          $   35,798
   Long Term Bond Portfolio...........           120,845              31,133
   Government Securities Portfolio....           173,875              55,800
   Money Market Portfolio.............         1,672,022           1,947,822

   Enterprise Accumulation Trust

   Equity Portfolio...................           309,141              90,664
   Small Company Value Portfolio......           247,622              76,120
   Managed Portfolio..................           148,921              38,260
   International Growth Portfolio.....            72,144              22,290
   High Yield Bond Portfolio..........           108,761              27,094
   Growth Portfolio...................           360,544              99,576
   Growth and Income Portfolio........           312,128             105,077
   Small Company Growth Portfolio.....           162,115              51,572

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                       Cost of
                                                   Shares Acquired       Proceeds from
MONY Custom Equity Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
Equity Income Portfolio.......................         $ 78,017            $ 24,232
Capital Appreciation Portfolio................          168,316              58,269
Multi-Cap Growth Portfolio....................          223,283             101,449
Balanced Portfolio............................           80,176              34,989
Emerging Countries Portfolio..................            4,293               1,031
Worldwide Growth Portfolio....................            8,516               2,285
Mid-Cap Growth Portfolio......................           34,933               9,049
Total Return Portfolio........................              241                  31

Dreyfus

Dreyfus Stock Index Fund......................          423,812             134,779
Dreyfus Socially Responsible Growth Fund, Inc.           70,241              22,152

Fidelity Variable Insurance Products Funds

VIP Growth Portfolio..........................          239,414             104,766
VIP II Contrafund Portfolio...................          174,504              78,899
VIP III Growth Opportunities Portfolio........           49,654              13,716

Janus Aspen Series

Aggressive Growth Portfolio...................          271,329              90,337
Balanced Portfolio............................          195,672              88,353
Capital Appreciation Portfolio................          155,629              72,979
Worldwide Growth Portfolio....................          258,444              81,777
Alger American Fund

Mid-Cap Growth Portfolio......................           13,375               2,487

Lord Abbett Series Fund

Growth and Income Portfolio...................            9,147                 395
Mid-Cap Value Portfolio.......................           36,819               3,411

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio....................           14,627                 487

PIMCO Variable Insurance Trust

Global Bond Portfolio.........................           20,034                 935
Real Return Portfolio.........................           54,973               2,029

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                                   At December 31, 2002      For the period ended December 31, 2002
                                               ----------------------------- -----------------------------------
                                                                             Investment
                                                                  Net Assets   Income      Expense       Total
MONY Custom Equity Master Subaccounts           Units  Unit Value  (000's)     Ratio*      Ratio**     Return***
-------------------------------------          ------- ---------- ---------- ----------    -------     ---------
MONY Series Fund, Inc.

Intermediate Term Bond Subaccount.............  11,293   $12.37     $  140      2.26%       0.35%         8.70%
Long Term Bond Subaccount.....................  12,772    13.21        169      2.50        0.35         13.39%
Government Securities Subaccount..............  17,384    12.31        214      1.41        0.35          5.94%
Money Market Subaccount.......................  96,370    10.80      1,041      0.97        0.35          0.93%

Enterprise Accumulation Trust

Equity Subaccount............................. 132,826     4.82        641      0.00        0.35        (29.84)%
Small Company Value Subaccount................  38,844    10.00        389      0.26        0.35         (9.75)%
Managed Subaccount............................  46,292     7.19        333      0.66        0.35        (21.59)%
International Growth Subaccount...............  22,624     5.22        118      0.46        0.35        (19.94)%
High Yield Bond Subaccount....................  15,634    10.50        164      5.40        0.35          0.96%
Growth Subaccount............................. 105,572     6.46        682      0.27        0.35        (23.74)%
Growth and Income Subaccount..................  81,345     6.51        530      0.81        0.35        (26.36)%
Small Company Growth Subaccount...............  42,606     7.36        313      0.00        0.35        (24.36)%
Equity Income Subaccount......................  15,612     7.85        123      0.84        0.35        (15.23)%
Capital Appreciation Subaccount...............  48,771     6.36        310      0.00        0.35        (17.30)%
Multi-Cap Growth Subaccount...................  83,320     4.16        346      0.00        0.35        (34.90)%
Balanced Subaccount...........................  11,429     8.44         96      1.35        0.35        (11.34)%
Emerging Countries Subaccount.................     537     7.96          4      0.13        0.35        (17.17)%
Worldwide Growth Subaccount...................   1,298     6.59          9      0.00        0.35        (25.11)%
Mid-Cap Growth Subaccount.....................   5,215     5.51         29      0.00        0.35        (31.38)%
Total Return Subaccount (1)...................      21    10.46          0      1.92(^)     0.35(^)       4.60%

Dreyfus

Dreyfus Stock Index Subaccount................ 119,048     6.34        755      0.92        0.35        (22.78)%
Dreyfus Socially Responsible Growth Subaccount  19,929     4.97         99      0.18        0.35        (29.40)%

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................  79,727     5.09        406      0.08        0.35        (30.56)%
VIP II Contrafund Subaccount..................  49,502     7.55        374      0.40        0.35         (9.90)%
VIP III Growth Opportunities Subaccount.......  13,189     6.14         81      0.47        0.35        (22.38)%

Janus Aspen Series

Aggressive Growth Subaccount.................. 141,118     3.18        449      0.00        0.35        (28.38)%
Balanced Subaccount...........................  38,530     8.72        336      1.71        0.35         (6.94)%
Capital Appreciation Subaccount...............  60,226     5.46        329      0.38        0.35        (16.13)%
Worldwide Growth Subaccount................... 103,472     4.73        490      0.64        0.35        (25.98)%

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                  At December 31, 2002                 For the period ended December 31, 2002
                                              ---------------------------------------- -----------------------------------
                                                                                       Investment
                                                                            Net Assets   Income      Expense        Total
MONY Custom Equity Master Subaccounts          Units        Unit Value       (000's)     Ratio*      Ratio**      Return***
-------------------------------------            -------    ----------      ---------- ----------    -------      ---------
Alger American Fund

Mid Cap Growth Subaccount (2)................   1,148         $ 7.64          $    9      0.00%       0.35%(^)     (23.60)%

Lord Abbett Series Funds

Growth and Income Subaccount (3).............   1,005           8.32               8      0.92(^)     0.35(^)      (16.80)%
Mid-Cap Value Subaccount (2).................   3,695           8.69              32      0.77(^)     0.35(^)      (13.10)%

The Universal Institutional Funds, Inc.

U.S. Real Estate Subaccount (3)..............   1,536           9.08              14      4.42(^)     0.35(^)       (9.20)%

PIMCO Variable Insurance Trust

Global Bond Subaccount (3)...................   1,866          11.33              21      1.42(^)     0.35(^)       13.30%
Real Return Subaccount (2)...................   4,960          11.20              56      2.16(^)     0.35(^)       12.00%

   For a unit outstanding throughout the period ended December 31, 2001:

                                                  At December 31, 2001                 For the period ended December 31, 2001
                                              ---------------------------------------- -----------------------------------
                                                                                       Investment
                                                                            Net Assets   Income      Expense        Total
MONY Custom Equity Master Subaccounts          Units        Unit Value       (000's)     Ratio*      Ratio**      Return***
-------------------------------------            -------    ----------      ---------- ----------    -------      ---------

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount............   5,383          11.38              61      2.71        0.35           8.17
Long Term Bond Subaccount....................   5,166          11.65              60      3.22        0.35           5.91
Government Securities Subaccount.............   7,316          11.62              85      1.52        0.35           6.22
Money Market Subaccount...................... 121,626          10.70           1,301      3.02        0.35           3.48

Enterprise Accumulation Trust

Equity Subaccount............................  93,665           6.87             643      0.00        0.35         (19.08)
Small Company Value Subaccount...............  22,978          11.08             255      0.31        0.35           4.82
Managed Subaccount...........................  31,845           9.17             292      2.72        0.35         (11.49)
International Growth Subaccount..............  14,206           6.52              93      0.82        0.35         (28.04)
High Yield Bond Subaccount...................   7,695          10.40              80      8.81        0.35           5.48
Growth Subaccount............................  70,201           8.47             594      0.56        0.35         (12.86)
Growth and Income Subaccount.................  53,806           8.84             476      1.16        0.35         (12.21)
Small Company Growth Subaccount..............  29,439           9.73             287      0.00        0.35          (4.23)
Equity Income Subaccount.....................   9,356           9.26              87      1.30        0.35         (11.05)
Capital Appreciation Subaccount..............  33,465           7.69             257      0.74        0.35         (19.39)
Multi-Cap Growth Subaccount..................  60,270           6.39             385      0.00        0.35         (17.34)
Balanced Subaccount..........................   6,380           9.52              61      2.07        0.35          (4.13)
Emerging Countries Subaccount (4)............     169           9.61               2      0.00(^)     0.35(^)       (3.90)
Worldwide Growth Subaccount (4)..............     463           8.80               4      0.00(^)     0.35(^)      (12.00)
Mid-Cap Growth Subaccount (4)................   1,466           8.03              12      0.00(^)     0.35(^)      (19.70)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Financial Highlights: (continued)

                                                   At December 31, 2001     For the period ended December 31, 2001
                                               ---------------------------- ------------------------------------
                                                                            Investment
                                                                 Net Assets   Income       Expense      Total
MONY Custom Equity Master Subaccounts          Units  Unit Value  (000's)     Ratio*       Ratio**    Return***
-------------------------------------          ------ ---------- ---------- ----------     -------    ---------

Dreyfus

Dreyfus Stock Index Subaccount................ 78,584   $8.21       $645       1.28%        0.35%      (12.57)%
Dreyfus Socially Responsible Growth Subaccount 11,748    7.04         83       0.09         0.35       (22.89)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount......................... 57,776    7.33        423       0.00         0.35       (18.01)
VIP II Contrafund Subaccount.................. 37,789    8.38        317       0.51         0.35       (12.62)
VIP III Growth Opportunities Subaccount.......  8,012    7.91         63       0.16         0.35       (14.76)

Janus Aspen Series

Aggressive Growth Subaccount.................. 90,311    4.44        401       0.00         0.35       (39.76)
Balanced Subaccount........................... 26,527    9.37        249       3.19         0.35        (5.07)
Capital Appreciation Subaccount............... 46,253    6.51        301       1.41         0.35       (21.94)
Worldwide Growth Subaccount................... 71,160    6.39        455       0.59         0.35       (22.73)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period June 12, 2002 (commencement of operations) through December 31, 2002
(2)For the period May 6, 2002 (commencement of operations) through December 31, 2002
(3)For the period May 31, 2002 (commencement of operations) through December 31, 2002
(4)For the period June 8, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principals generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                           MONY Custom Estate Master
                                 ---------------------------------------------
                                            MONY Series Fund, Inc.
                                 ---------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
             ASSETS
  Shares held in respective
    Funds.......................        77       1,444      1,008     708,558
                                    ======     =======    =======    ========
  Investments at cost...........    $  856     $19,058    $11,512    $708,558
                                    ======     =======    =======    ========
  Investments in respective
    Funds, at net asset value...    $  910     $20,977    $11,913    $708,558
  Amount due from respective
    Funds.......................         0           0          0         145
                                    ------     -------    -------    --------
         Total assets...........       910      20,977     11,913     708,703
                                    ------     -------    -------    --------
           LIABILITIES
  Amount due to MONY............         0           6          3         355
                                    ------     -------    -------    --------
         Total liabilities......         0           6          3         355
                                    ------     -------    -------    --------
  Net assets....................    $  910     $20,971    $11,910    $708,348
                                    ======     =======    =======    ========
  Net assets consist of:
    Contractholders' net
     payments...................    $  816     $17,717    $11,283    $694,208
    Undistributed net
     investment income..........        33       1,249        198      14,140
    Accumulated net realized
     gain (loss) on investments.         7          86         28           0
    Net unrealized appreciation
     (depreciation) of
     investments................        54       1,919        401           0
                                    ------     -------    -------    --------
  Net assets....................    $  910     $20,971    $11,910    $708,348
                                    ======     =======    =======    ========
  Number of units outstanding*..        79       1,639      1,078      64,399
                                    ------     -------    -------    --------
  Net asset value per unit
    outstanding*................    $11.46     $ 12.79    $ 11.06    $  11.00
                                    ======     =======    =======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ----------
    5,234       3,497       1,250        7,759       4,784      21,742     3,747        4,647       3,536
 ========    ========     =======      =======     =======    ========   =======      =======     =======
 $ 80,099    $ 72,237     $23,366      $36,586     $21,086    $104,057   $18,450      $33,813     $17,620
 ========    ========     =======      =======     =======    ========   =======      =======     =======
 $ 64,061    $ 60,016     $19,107      $26,847     $19,329    $ 86,534   $14,800      $27,790     $14,923
        0           0           0            0           0           0         0            0           0
 --------    --------     -------      -------     -------    --------   -------      -------     -------
   64,061      60,016      19,107       26,847      19,329      86,534    14,800       27,790      14,923
 --------    --------     -------      -------     -------    --------   -------      -------     -------
       21          18           6            8           6          26         5            9           5
 --------    --------     -------      -------     -------    --------   -------      -------     -------
       21          18           6            8           6          26         5            9           5
 --------    --------     -------      -------     -------    --------   -------      -------     -------
 $ 64,040    $ 59,998     $19,101      $26,839     $19,323    $ 86,508   $14,795      $27,781     $14,918
 ========    ========     =======      =======     =======    ========   =======      =======     =======
 $ 95,014    $ 64,204     $23,495      $38,446     $18,912    $116,075   $24,869      $33,905     $17,324
   10,644      13,223       1,785        2,927       2,363         334       388          747         196
  (25,580)     (5,208)     (1,920)      (4,795)       (195)    (12,378)   (6,812)        (848)         95
  (16,038)    (12,221)     (4,259)      (9,739)     (1,757)    (17,523)   (3,650)      (6,023)     (2,697)
 --------    --------     -------      -------     -------    --------   -------      -------     -------
 $ 64,040    $ 59,998     $19,101      $26,839     $19,323    $ 86,508   $14,795      $27,781     $14,918
 ========    ========     =======      =======     =======    ========   =======      =======     =======
   11,200       6,299       2,740        5,517       1,888      13,466     2,309        3,764       1,808
 --------    --------     -------      -------     -------    --------   -------      -------     -------
 $   5.72    $   9.53     $  6.97      $  4.87     $ 10.23    $   6.43   $  6.41      $  7.38     $  8.25
 ========    ========     =======      =======     =======    ========   =======      =======     =======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                              MONY Custom Estate Master
                               --------------------------------------------------------
                                            Enterprise Accumulation Trust
                               --------------------------------------------------------


                                 Capital    Multi-Cap              Mid-Cap     Total
                               Appreciation   Growth    Balanced    Growth     Return
                                Subaccount  Subaccount Subaccount Subaccount Subaccount
                               ------------ ---------- ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................     3,754        6,880       66         267         14
                                 =======     ========    =====      ======     ======
Investments at cost...........   $22,601     $ 56,520    $ 311      $1,904     $  140
                                 =======     ========    =====      ======     ======
Investments in respective
  Funds, at net asset value...   $17,758     $ 37,909    $ 280      $1,417     $  142
Amount due from respective
  Funds.......................         0            0        0           0          0
                                 -------     --------    -----      ------     ------
       Total assets...........    17,758       37,909      280       1,417        142
                                 -------     --------    -----      ------     ------
         LIABILITIES
Amount due to MONY............         6           12        0           0          0
                                 -------     --------    -----      ------     ------
       Total liabilities......         6           12        0           0          0
                                 -------     --------    -----      ------     ------
Net assets....................   $17,752     $ 37,897    $ 280      $1,417     $  142
                                 =======     ========    =====      ======     ======
Net assets consist of:
  Contractholders' net
   payments...................   $26,747     $ 68,366    $ 301      $1,927     $  136
  Undistributed net
   investment income (loss)...       469         (337)      12          (4)         4
  Accumulated net realized
   gain (loss) on investments.    (4,621)     (11,521)      (2)        (19)         0
  Net unrealized appreciation
   (depreciation) of
   investments................    (4,843)     (18,611)     (31)       (487)         2
                                 -------     --------    -----      ------     ------
Net assets....................   $17,752     $ 37,897    $ 280      $1,417     $  142
                                 =======     ========    =====      ======     ======
Number of units outstanding*..     2,933       10,082       30         194         13
                                 -------     --------    -----      ------     ------
Net asset value per unit
  outstanding*................   $  6.05     $   3.76    $9.35      $ 7.28     $10.45
                                 =======     ========    =====      ======     ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                  MONY Custom Estate Master
---------------------------------------------------------------------------------------------------
                       Fidelity Variable Insurance Products Funds         Janus Aspen Series
                       -----------------------------------------  ---------------------------------
             Dreyfus
 Dreyfus    Socially                                 VIP III
  Stock    Responsible    VIP          VIP II        Growth       Aggressive              Capital
  Index      Growth      Growth      Contrafund   Opportunities     Growth    Balanced  Appreciation
Subaccount Subaccount  Subaccount    Subaccount    Subaccount     Subaccount Subaccount  Subaccount
---------- ----------- ----------    ----------   -------------   ---------- ---------- ------------
    4,439        981       3,451        3,243          1,573          2,481     2,555        2,606
 ========    =======    ========      =======        =======       ========   =======     ========
 $120,314    $23,948    $105,642      $64,931        $23,192       $ 41,680   $57,253     $ 52,752
 ========    =======    ========      =======        =======       ========   =======     ========
 $ 99,753    $18,546    $ 80,540      $58,509        $18,404       $ 39,306   $52,607     $ 45,273
        0          0           0            0              0              0         0            0
 --------    -------    --------      -------        -------       --------   -------     --------
   99,753     18,546      80,540       58,509         18,404         39,306    52,607       45,273
 --------    -------    --------      -------        -------       --------   -------     --------
       30          6          25           17              6             12        16           14
 --------    -------    --------      -------        -------       --------   -------     --------
       30          6          25           17              6             12        16           14
 --------    -------    --------      -------        -------       --------   -------     --------
 $ 99,723    $18,540    $ 80,515      $58,492        $18,398       $ 39,294   $52,591     $ 45,259
 ========    =======    ========      =======        =======       ========   =======     ========
 $132,988    $27,070    $116,615      $66,490        $24,206       $ 70,727   $57,144     $ 64,702
    2,389         14       1,439          824            167            671     2,042          674
  (15,093)    (3,142)    (12,437)      (2,400)        (1,187)       (29,730)   (1,949)     (12,638)
  (20,561)    (5,402)    (25,102)      (6,422)        (4,788)        (2,374)   (4,646)      (7,479)
 --------    -------    --------      -------        -------       --------   -------     --------
 $ 99,723    $18,540    $ 80,515      $58,492        $18,398       $ 39,294   $52,591     $ 45,259
 ========    =======    ========      =======        =======       ========   =======     ========
   15,730      3,895      15,240        7,909          3,204         14,864     5,897        9,317
 --------    -------    --------      -------        -------       --------   -------     --------
 $   6.34    $  4.76    $   5.28      $  7.40        $  5.74       $   2.64   $  8.92     $   4.86
 ========    =======    ========      =======        =======       ========   =======     ========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                            MONY Custom Estate Master
                               ---------------------------------------------------
                               Janus Aspen Lord Abbett  PIMCO Variable
                                 Series    Series Funds Insurance Trust
                               ----------- ------------ ---------------
                                Worldwide   Growth and       Real
                                 Growth       Income        Return
                               Subaccount   Subaccount    Subaccount       Total
                               ----------- ------------ --------------- ----------
           ASSETS
Shares held in respective
  Funds.......................     3,975          7              8
                                ========      =====         ======
Investments at cost...........  $103,228      $ 134         $   86      $1,821,934
                                ========      =====         ======      ==========
Investments in respective
  Funds, at net asset value...  $ 83,669      $ 125         $   91      $1,630,094
Amount due from respective
  Funds.......................         0          0              0             145
                                --------      -----         ------      ----------
       Total assets...........    83,669        125             91       1,630,239
                                --------      -----         ------      ----------
         LIABILITIES
Amount due to MONY............        26          0              0             638
                                --------      -----         ------      ----------
       Total liabilities......        26          0              0             638
                                --------      -----         ------      ----------
Net assets....................  $ 83,643      $ 125         $   91      $1,629,601
                                ========      =====         ======      ==========
Net assets consist of:
  Contractholders' net
   payments...................  $120,945      $ 134         $   85      $1,934,851
  Undistributed net
   investment income..........     1,498          1              1          58,091
  Accumulated net realized
   gain (loss) on investments.   (19,241)        (1)             0        (171,501)
  Net unrealized appreciation
   (depreciation) of
   investments................   (19,559)        (9)             5        (191,840)
                                --------      -----         ------      ----------
Net assets....................  $ 83,643      $ 125         $   91      $1,629,601
                                ========      =====         ======      ==========
Number of units outstanding*..    16,837         15              8
                                --------      -----         ------
Net asset value per unit
  outstanding*................  $   4.97      $8.56         $11.00
                                ========      =====         ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                                           MONY Custom Estate Master
  -                              --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
  Dividend income...............     $38        $  824      $222     $ 7,258
  Distribution from net
    realized gains..............       0             0         0           0
  Mortality and expense risk
    charges.....................      (4)          (63)      (29)     (1,719)
                                     ---        ------      ----     -------
  Net investment income (loss)..      34           761       193       5,539
                                     ---        ------      ----     -------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................       4            46        25           0
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................      41         1,594       307           0
                                     ---        ------      ----     -------
  Net realized and unrealized
    gain (loss) on investments..      45         1,640       332           0
                                     ---        ------      ----     -------
  Net increase (decrease) in
    net assets resulting from
    operations..................     $79        $2,401      $525     $ 5,539
                                     ===        ======      ====     =======

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------
            Small Company            International High Yield            Growth and Small Company   Equity
  Equity        Value      Managed      Growth        Bond      Growth     Income      Growth       Income
Subaccount   Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount
----------  ------------- ---------- ------------- ---------- ---------- ---------- ------------- ----------
  $      0     $   218     $   132      $   169     $ 1,450    $    356   $   297      $     0     $   171
         0       1,648           0            0           0           0         0            0           0
      (221)       (193)        (54)         (97)        (59)       (284)      (79)         (95)        (52)
  --------     -------     -------      -------     -------    --------   -------      -------     -------
      (221)      1,673          78           72       1,391          72       218          (95)        119
  --------     -------     -------      -------     -------    --------   -------      -------     -------
   (19,435)     (2,139)     (1,029)      (3,488)       (143)     (9,532)   (6,199)        (675)       (100)
    (5,488)     (4,962)     (2,810)      (2,189)     (1,149)    (14,330)   (1,307)      (6,193)     (2,199)
  --------     -------     -------      -------     -------    --------   -------      -------     -------
   (24,923)     (7,101)     (3,839)      (5,677)     (1,292)    (23,862)   (7,506)      (6,868)     (2,299)
  --------     -------     -------      -------     -------    --------   -------      -------     -------
  $(25,144)    $(5,428)    $(3,761)     $(5,605)    $    99    $(23,790)  $(7,288)     $(6,963)    $(2,180)
  ========     =======     =======      =======     =======    ========   =======      =======     =======

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                                            MONY Custom Estate Master
-                                                     ---------------------------------------------------------------------
                                                                          Enterprise Accumulation Trust
                                                      ---------------------------------------------------------------------

                                                        Capital     Multi-Cap                  Mid-Cap
                                                      Appreciation    Growth      Balanced      Growth      Total Return
                                                       Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                                      ------------ ------------ ------------ ------------ -----------------
                                                      For the year For the year For the year For the year  For the period
                                                         ended        ended        ended        ended      June 17, 2002**
                                                      December 31, December 31, December 31, December 31,      through
                                                          2002         2002         2002         2002     December 31, 2002
                                                      ------------ ------------ ------------ ------------ -----------------
Dividend income......................................   $     0      $      0       $  6        $   0            $2
Distribution from net realized gains.................         0             0          0            0             2
Mortality and expense risk charges...................       (87)         (167)         0           (4)            0
                                                        -------      --------       ----        -----            --
Net investment income (loss).........................       (87)         (167)         6           (4)            4
                                                        -------      --------       ----        -----            --
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............    (3,281)       (7,322)        (3)         (19)            0
 Net change in unrealized appreciation (depreciation)
   of investments....................................      (961)      (12,734)       (43)        (487)            2
                                                        -------      --------       ----        -----            --
Net realized and unrealized gain (loss) on
  investments........................................    (4,242)      (20,056)       (46)        (506)            2
                                                        -------      --------       ----        -----            --
Net increase (decrease) in net assets resulting from
  operations.........................................   $(4,329)     $(20,223)      $(40)       $(510)           $6
                                                        =======      ========       ====        =====            ==

----------
** Commencement of operations

                      See notes to financial statements.

                                              MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------------------
                                  Fidelity Variable Insurance Products Funds             Janus Aspen Series
                                ---------------------------------------------  -------------------------------------
                  Dreyfus
  Dreyfus         Socially                      VIP II          VIP III         Aggressive                 Capital
Stock Index  Responsible Growth  VIP Growth   Contrafund  Growth Opportunities    Growth      Balanced   Appreciation
 Subaccount      Subaccount      Subaccount   Subaccount       Subaccount       Subaccount   Subaccount   Subaccount
------------ ------------------ ------------ ------------ -------------------- ------------ ------------ ------------
For the year    For the year    For the year For the year     For the year     For the year For the year For the year
   ended           ended           ended        ended            ended            ended        ended        ended
December 31,    December 31,    December 31, December 31,     December 31,     December 31, December 31, December 31,
    2002            2002            2002         2002             2002             2002         2002         2002
------------ ------------------ ------------ ------------ -------------------- ------------ ------------ ------------
  $  1,272        $    49         $     86     $   335          $   148          $      0     $ 1,273      $   290
         0              0                0           0                0                 0           0            0
      (308)           (56)            (253)       (168)             (61)             (142)       (159)        (173)
  --------        -------         --------     -------          -------          --------     -------      -------
       964             (7)            (167)        167               87              (142)      1,114          117
  --------        -------         --------     -------          -------          --------     -------      -------
   (12,844)        (1,566)          (8,926)     (1,310)            (424)          (19,922)     (1,470)      (9,616)

   (13,092)        (3,944)         (18,553)     (3,494)          (4,095)            6,337      (3,305)         453
  --------        -------         --------     -------          -------          --------     -------      -------

   (25,936)        (5,510)         (27,479)     (4,804)          (4,519)          (13,585)     (4,775)      (9,163)
  --------        -------         --------     -------          -------          --------     -------      -------

  $(24,972)       $(5,517)        $(27,646)    $(4,637)         $(4,432)         $(13,727)    $(3,661)     $(9,046)
  ========        =======         ========     =======          =======          ========     =======      =======

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                                                           MONY Custom Estate Master
-                                                                         --------------------------------------------
                                                                          Janus Aspen    Lord Abbett   PIMCO Variable
                                                                             Series      Series Fund   Insurance Trust
                                                                          ------------ --------------- ---------------
                                                                           Worldwide     Growth and         Real
                                                                             Growth        Income          Return
                                                                           Subaccount    Subaccount      Subaccount
                                                                          ------------ --------------- ---------------
                                                                                       For the period  For the period
                                                                                            ended           ended
                                                                          For the year June 17, 2002** June 17, 2002**
                                                                             ended         through         through
                                                                          December 31,  December 31,    December 31,
                                                                              2002          2002            2002
                                                                          ------------ --------------- ---------------
Dividend income..........................................................   $    800        $  1             $1
Distribution from net realized gains.....................................          0           0              0
Mortality and expense risk charges.......................................       (270)          0              0
                                                                            --------        ----             --
Net investment income (loss).............................................        530           1              1
                                                                            --------        ----             --
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments................................    (12,935)         (1)             0
  Net change in unrealized appreciation (depreciation) of investments....    (11,190)         (9)             5
                                                                            --------        ----             --
Net realized and unrealized gain (loss) on investments...................    (24,125)        (10)             5
                                                                            --------        ----             --
Net increase (decrease) in net assets resulting from operations..........   $(23,595)       $ (9)            $6
                                                                            ========        ====             ==

-





                                                                              Total
                                                                          --------------


                                                                          For the period
                                                                              ended
                                                                           December 31,
                                                                               2002
                                                                          --------------
Dividend income..........................................................   $  15,398
Distribution from net realized gains.....................................       1,650
Mortality and expense risk charges.......................................      (4,797)
                                                                            ---------
Net investment income (loss).............................................      12,251
                                                                            ---------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments................................    (122,304)
  Net change in unrealized appreciation (depreciation) of investments....    (103,795)
                                                                            ---------
Net realized and unrealized gain (loss) on investments...................    (226,099)
                                                                            ---------
Net increase (decrease) in net assets resulting from operations..........   $(213,848)
                                                                            =========

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                              MONY Custom Estate Master
                               -------------------------------------------------------
                                                MONY Series Fund, Inc.
                               -------------------------------------------------------
                                        Intermediate                  Long Term
                                         Term Bond                      Bond
                                         Subaccount                  Subaccount
                               -----------------------------  ------------------------
                               For the year  For the period   For the year For the year
                                  ended      April 2, 2001**     ended        ended
                               December 31,      through      December 31, December 31,
                                   2002     December 31, 2001     2002         2001
                               ------------ ----------------- ------------ ------------
From operations:
 Net investment income (loss).    $  34          $   (1)        $   761      $   494
 Net realized gain (loss) on
   investments................        4               3              46           37
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       41              13           1,594           60
                                  -----          ------         -------      -------
Net increase (decrease) in
 net assets resulting from
 operations...................       79              15           2,401          591
                                  -----          ------         -------      -------
From unit transactions:
 Net proceeds from the
   issuance of units..........        0           1,045           8,248        2,505
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (144)            (85)         (1,060)        (593)
                                  -----          ------         -------      -------
Net increase (decrease) from
 unit transactions............     (144)            960           7,188        1,912
                                  -----          ------         -------      -------
Net increase (decrease) in
 net assets...................      (65)            975           9,589        2,503
Net assets beginning of period      975               0          11,382        8,879
                                  -----          ------         -------      -------
Net assets end of period*.....    $ 910          $  975         $20,971      $11,382
                                  =====          ======         =======      =======
Unit transactions:
Units outstanding beginning
 of period....................       93               0           1,011          835
Units issued during the period        0             101             718          230
Units redeemed during the
 period.......................      (14)             (8)            (90)         (54)
                                  -----          ------         -------      -------
Units outstanding end of
 period.......................       79              93           1,639        1,011
                                  =====          ======         =======      =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                            $  33          $   (1)        $ 1,249      $   488
                                  =====          ======         =======      =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                 MONY Series Fund, Inc.                             Enterprise Accumulation Trust
-------------------------------------------------------  --------------------------------------------------
          Government                     Money                                           Small Company
          Securities                    Market                    Equity                     Value
          Subaccount                  Subaccount                Subaccount                Subaccount
-----------------------------  ------------------------  ------------------------  ------------------------
For the year  For the period   For the year For the year For the year For the year For the year For the year
   ended     March 14, 2001**     ended        ended        ended        ended        ended        ended
December 31,      through      December 31, December 31, December 31, December 31, December 31, December 31,
    2002     December 31, 2001     2002         2001         2002         2001         2002         2001
------------ ----------------- ------------ ------------ ------------ ------------ ------------ ------------
  $   193         $    5         $  5,539     $  5,827     $   (221)    $ 8,648      $ 1,673      $ 9,514
       25              3                0            0      (19,435)     (3,785)      (2,139)        (804)
      307             94                0            0       (5,488)     (9,555)      (4,962)      (7,126)
  -------         ------         --------     --------     --------     -------      -------      -------
      525            102            5,539        5,827      (25,144)     (4,692)      (5,428)       1,584
  -------         ------         --------     --------     --------     -------      -------      -------
    7,982          5,006          402,375      356,079       43,966      56,343       26,253       31,688
   (1,116)          (589)         (82,635)     (67,279)      (9,462)     (6,293)      (5,449)      (4,129)
  -------         ------         --------     --------     --------     -------      -------      -------
    6,866          4,417          319,740      288,800       34,504      50,050       20,804       27,559
  -------         ------         --------     --------     --------     -------      -------      -------
    7,391          4,519          325,279      294,627        9,360      45,358       15,376       29,143
    4,519              0          383,069       88,442       54,680       9,322       44,622       15,479
  -------         ------         --------     --------     --------     -------      -------      -------
  $11,910         $4,519         $708,348     $383,069     $ 64,040     $54,680      $59,998      $44,622
  =======         ======         ========     ========     ========     =======      =======      =======
      434              0           35,225        8,412        6,726         928        4,236        1,541
      748            492           36,717       33,096        6,161       6,560        2,654        3,125
     (104)           (58)          (7,543)      (6,283)      (1,687)       (762)        (591)        (430)
  -------         ------         --------     --------     --------     -------      -------      -------
    1,078            434           64,399       35,225       11,200       6,726        6,299        4,236
  =======         ======         ========     ========     ========     =======      =======      =======

  $   198         $    5         $ 14,140     $  8,601     $ 10,644     $10,865      $13,223      $11,550
  =======         ======         ========     ========     ========     =======      =======      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                          MONY Custom Estate Master
                                                             --------------------------------------------------
                                                                        Enterprise Accumulation Trust
                                                             --------------------------------------------------

                                                                      Managed            International Growth
                                                                    Subaccount                Subaccount
                                                             ------------------------  ------------------------
                                                             For the year For the year For the year For the year
                                                                ended        ended        ended        ended
                                                             December 31, December 31, December 31, December 31,
                                                                 2002         2001         2002         2001
                                                             ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)...............................   $    78      $ 1,030      $    72      $ 2,336
 Net realized loss on investments...........................    (1,029)        (835)      (3,488)      (1,178)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (2,810)        (846)      (2,189)      (6,782)
                                                               -------      -------      -------      -------
Net increase (decrease) in net assets resulting from
 operations.................................................    (3,761)        (651)      (5,605)      (5,624)
                                                               -------      -------      -------      -------
From unit transactions:
 Net proceeds from the issuance of units....................     9,711       17,719       10,542       17,902
 Net asset value of units redeemed or used to meet contract
   obligations..............................................    (1,203)      (5,076)      (2,629)      (1,581)
                                                               -------      -------      -------      -------
Net increase (decrease) from unit transactions..............     8,508       12,643        7,913       16,321
                                                               -------      -------      -------      -------
Net increase (decrease) in net assets.......................     4,747       11,992        2,308       10,697
Net assets beginning of year................................    14,354        2,362       24,531       13,834
                                                               -------      -------      -------      -------
Net assets end of year*.....................................   $19,101      $14,354      $26,839      $24,531
                                                               =======      =======      =======      =======
Unit transactions:
Units outstanding beginning of year.........................     1,617          236        4,047        1,641
Units issued during the year................................     1,281        1,912        1,928        2,656
Units redeemed during the year..............................      (158)        (531)        (458)        (250)
                                                               -------      -------      -------      -------
Units outstanding end of year...............................     2,740        1,617        5,517        4,047
                                                               =======      =======      =======      =======
----------
*  Includes undistributed net investment income of:            $ 1,785      $ 1,707      $ 2,927      $ 2,855
                                                               =======      =======      =======      =======

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
       High Yield                                          Growth and               Small Company
          Bond                     Growth                    Income                    Growth
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  $ 1,391      $   820      $     72     $     68     $    218     $   164      $   (95)     $   808
     (143)         (47)       (9,532)      (2,634)      (6,199)       (617)        (675)        (201)
   (1,149)        (290)      (14,330)      (2,248)      (1,307)     (2,117)      (6,193)         299
  -------      -------      --------     --------     --------     -------      -------      -------
       99          483       (23,790)      (4,814)      (7,288)     (2,570)      (6,963)         906
  -------      -------      --------     --------     --------     -------      -------      -------
   10,181        1,541        72,346       45,363       11,659      26,778        9,325       19,290
   (1,117)        (520)      (21,908)     (11,723)     (20,735)     (4,593)      (3,317)      (2,384)
  -------      -------      --------     --------     --------     -------      -------      -------
    9,064        1,021        50,438       33,640       (9,076)     22,185        6,008       16,906
  -------      -------      --------     --------     --------     -------      -------      -------
    9,163        1,504        26,648       28,826      (16,364)     19,615         (955)      17,812
   10,160        8,656        59,860       31,034       31,159      11,544       28,736       10,924
  -------      -------      --------     --------     --------     -------      -------      -------
  $19,323      $10,160      $ 86,508     $ 59,860     $ 14,795     $31,159      $27,781      $28,736
  =======      =======      ========     ========     ========     =======      =======      =======
    1,004          903         7,125        3,218        3,587       1,167        2,949        1,074
      996          153         9,496        5,303        1,601       2,935        1,224        2,140
     (112)         (52)       (3,155)      (1,396)      (2,879)       (515)        (409)        (265)
  -------      -------      --------     --------     --------     -------      -------      -------
    1,888        1,004        13,466        7,125        2,309       3,587        3,764        2,949
  =======      =======      ========     ========     ========     =======      =======      =======

  $ 2,363      $   972      $    334     $    262     $    388     $   170      $   747      $   842
  =======      =======      ========     ========     ========     =======      =======      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                            MONY Custom Estate Master
                               --------------------------------------------------
                                          Enterprise Accumulation Trust
                               --------------------------------------------------
                                        Equity                    Capital
                                        Income                 Appreciation
                                      Subaccount                Subaccount
                               ------------------------  ------------------------
                               For the year For the year For the year For the year
                                  ended        ended        ended        ended
                               December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001
                               ------------ ------------ ------------ ------------
From operations:
Net investment income (loss)..   $   119      $    56      $    (87)    $    82
 Net realized gain (loss) on
   investments................      (100)         171        (3,281)     (1,204)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (2,199)      (1,073)         (961)     (2,724)
                                 -------      -------      --------     -------
 Net increase (decrease) in
   net assets resulting from
   operations.................    (2,180)        (846)       (4,329)     (3,846)
                                 -------      -------      --------     -------
From unit transactions:
 Net proceeds from the
   issuance of units..........     5,369        8,126         6,516      21,985
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (720)      (9,172)      (11,624)     (3,056)
                                 -------      -------      --------     -------
Net increase (decrease) from
 unit transactions............     4,649       (1,046)       (5,108)     18,929
                                 -------      -------      --------     -------
Net increase (decrease) in
 net assets...................     2,469       (1,892)       (9,437)     15,083
Net assets beginning of period    12,449       14,341        27,189      12,106
                                 -------      -------      --------     -------
Net assets end of period*.....   $14,918      $12,449      $ 17,752     $27,189
                                 =======      =======      ========     =======
Unit transactions:
Units outstanding beginning
 of period....................     1,282        1,313         3,721       1,335
Units issued during the period       606          839           920       2,811
Units redeemed during the
 period.......................       (80)        (870)       (1,708)       (425)
                                 -------      -------      --------     -------
Units outstanding end of
 period.......................     1,808        1,282         2,933       3,721
                                 =======      =======      ========     =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   196      $    77      $    469     $   556
                                 =======      =======      ========     =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
        Multi-Cap                                                    Mid-Cap
         Growth                      Balanced                         Growth                Total Return
       Subaccount                   Subaccount                      Subaccount               Subaccount
------------------------  -----------------------------  -------------------------------  -----------------
For the year For the year For the year  For the period   For the year   For the period     For the period
   ended        ended        ended      April 2, 2001**     ended     November 21, 2001**  June 17, 2002**
December 31, December 31, December 31,      through      December 31,       through            through
    2002         2001         2002     December 31, 2001     2002      December 31, 2001  December 31, 2002
------------ ------------ ------------ ----------------- ------------ ------------------- -----------------
  $   (167)    $  (146)      $   6           $  6           $   (4)          $  0               $  4
    (7,322)     (3,729)         (3)             1              (19)             0                  0
   (12,734)     (1,686)        (43)            12             (487)             0                  2
  --------     -------       -----           ----           ------           ----               ----
   (20,223)     (5,561)        (40)            19             (510)             0                  6
  --------     -------       -----           ----           ------           ----               ----
    15,395      44,917           0            434            2,047             28                173
   (10,270)     (6,053)        (71)           (62)            (134)           (14)               (37)
  --------     -------       -----           ----           ------           ----               ----
     5,125      38,864         (71)           372            1,913             14                136
  --------     -------       -----           ----           ------           ----               ----
   (15,098)     33,303        (111)           391            1,403             14                142
    52,995      19,692         391              0               14              0                  0
  --------     -------       -----           ----           ------           ----               ----
  $ 37,897     $52,995       $ 280           $391           $1,417           $ 14               $142
  ========     =======       =====           ====           ======           ====               ====
     9,181       2,823          37              0                1              0                  0
     3,372       7,402           0             43              209              2                 17
    (2,471)     (1,044)         (7)            (6)             (16)            (1)                (4)
  --------     -------       -----           ----           ------           ----               ----
    10,082       9,181          30             37              194              1                 13
  ========     =======       =====           ====           ======           ====               ====

  $   (337)    $  (170)      $  12           $  6           $   (4)          $  0               $  4
  ========     =======       =====           ====           ======           ====               ====

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                          MONY Custom Estate Master
                                                             ----------------------------------------------------

                                                                      Dreyfus                   Dreyfus
                                                                    Stock Index        Socially Responsible Growth
                                                                    Subaccount                Subaccount
                                                             ------------------------  --------------------------
                                                             For the year For the year For the year  For the year
                                                                ended        ended        ended         ended
                                                             December 31, December 31, December 31,  December 31,
                                                                 2002         2001         2002          2001
                                                             ------------ ------------ ------------  ------------
From operations:
 Net investment income (loss)...............................   $    964     $   936      $    (7)      $   (24)
 Net realized loss on investments...........................    (12,844)     (2,187)      (1,566)       (1,078)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (13,092)     (4,494)      (3,944)         (998)
                                                               --------     -------      -------       -------
Net decrease in net assets resulting from operations........    (24,972)     (5,745)      (5,517)       (2,100)
                                                               --------     -------      -------       -------
From unit transactions:
 Net proceeds from the issuance of units....................     63,088      69,752       12,092        12,202
 Net asset value of units redeemed or used to meet contract
   obligations..............................................    (21,894)     (7,098)      (2,762)       (1,622)
                                                               --------     -------      -------       -------
Net increase (decrease) from unit transactions..............     41,194      62,654        9,330        10,580
                                                               --------     -------      -------       -------
Net increase in net assets..................................     16,222      56,909        3,813         8,480
Net assets beginning of year................................     83,501      26,592       14,727         6,247
                                                               --------     -------      -------       -------
Net assets end of year*.....................................   $ 99,723     $83,501      $18,540       $14,727
                                                               ========     =======      =======       =======
Unit transactions:
Units outstanding beginning of year.........................     10,189       2,839        2,190           717
Units issued during the year................................      8,938       8,193        2,341         1,698
Units redeemed during the year..............................     (3,397)       (843)        (636)         (225)
                                                               --------     -------      -------       -------
Units outstanding end of year...............................     15,730      10,189        3,895         2,190
                                                               ========     =======      =======       =======
----------
*  Includes undistributed net investment income of:            $  2,389     $ 1,425      $    14       $    21
                                                               ========     =======      =======       =======

                      See notes to financial statements.

                                      MONY Customer Estate Master
------------------------------------------------------------------------------------------------------
                 Fidelity Variable Insurance Products Funds                      Janus Aspen Series
----------------------------------------------------------------------------  ------------------------
           VIP                     VIP II                    VIP III                 Aggressive
         Growth                  Contrafund           Growth Opportunities             Growth
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  $   (167)    $ 1,459      $   167      $   672      $    87      $   (22)    $    (142)    $    (96)
    (8,926)     (3,339)      (1,310)        (855)        (424)        (730)      (19,922)      (9,172)
   (18,553)     (5,686)      (3,494)      (2,521)      (4,095)        (392)        6,337       (3,445)
  --------     -------      -------      -------      -------      -------     ---------     --------
   (27,646)     (7,566)      (4,637)      (2,704)      (4,432)      (1,144)      (13,727)     (12,713)
  --------     -------      -------      -------      -------      -------     ---------     --------
    49,176      77,497       25,593       34,282        7,376       16,439       176,121       40,375
   (10,821)     (8,000)      (4,516)      (3,472)      (2,691)      (1,440)     (157,890)      (5,189)
  --------     -------      -------      -------      -------      -------     ---------     --------
    38,355      69,497       21,077       30,810        4,685       14,999        18,231      (35,186)
  --------     -------      -------      -------      -------      -------     ---------     --------
    10,709      61,931       16,440       28,106          253       13,855         4,504       22,473
    69,806       7,875       42,052       13,946       18,145        4,290        34,790       12,317
  --------     -------      -------      -------      -------      -------     ---------     --------
  $ 80,515     $69,806      $58,492      $42,052      $18,398      $18,145     $  39,294     $ 34,790
  ========     =======      =======      =======      =======      =======     =========     ========
     9,189         850        5,132        1,486        2,459          496         9,449        2,017
     8,031       9,350        3,353        4,057        1,164        2,154        53,687        8,696
    (1,980)     (1,011)        (576)        (411)        (419)        (191)      (48,272)      (1,264)
  --------     -------      -------      -------      -------      -------     ---------     --------
    15,240       9,189        7,909        5,132        3,204        2,459        14,864        9,449
  ========     =======      =======      =======      =======      =======     =========     ========

     1,439     $ 1,606      $   824      $   657      $   167      $    80     $     671     $    813
  ========     =======      =======      =======      =======      =======     =========     ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                            MONY Custom Estate Master
                               --------------------------------------------------
                                               Janus Aspen Series
                               --------------------------------------------------
                                                                  Capital
                                       Balanced                Appreciation
                                      Subaccount                Subaccount
                               ------------------------  ------------------------
                               For the year For the year For the year For the year
                                  ended        ended        ended        ended
                               December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001
                               ------------ ------------ ------------ ------------
From operations:
 Net investment income........   $ 1,114      $   713      $    117     $   454
 Net realized gain (loss) on
   investments................    (1,470)        (456)       (9,616)     (2,907)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (3,305)      (1,161)          453      (5,696)
                                 -------      -------      --------     -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (3,661)        (904)       (9,046)     (8,149)
                                 -------      -------      --------     -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    27,380       34,764        22,149      45,861
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (6,241)      (4,874)      (11,908)     (5,894)
                                 -------      -------      --------     -------
Net increase from unit
 transactions.................    21,139       29,890        10,241      39,967
                                 -------      -------      --------     -------
Net increase in net assets....    17,478       28,986         1,195      31,818
Net assets beginning of period    35,113        6,127        44,064      12,246
                                 -------      -------      --------     -------
Net assets end of period*.....   $52,591      $35,113      $ 45,259     $44,064
                                 =======      =======      ========     =======
Unit transactions:
Units outstanding beginning
 of period....................     3,671          608         7,623       1,653
Units issued during the period     2,913        3,571         4,119       6,927
Units redeemed during the
 period.......................      (687)        (508)       (2,425)       (957)
                                 -------      -------      --------     -------
Units outstanding end of
 period.......................     5,897        3,671         9,317       7,623
                                 =======      =======      ========     =======
----------
 * Includes undistributed net
   investment income of:         $ 2,042      $   928      $    674     $   557
                                 =======      =======      ========     =======
** Commencement of operations


                      See notes to financial statements.

                                            MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------
   Janus Aspen Series     Lord Abbett Series Fund PIMCO Variable Insurance Products
------------------------  ----------------------- ---------------------------------
        Worldwide               Growth and                      Real
         Growth                   Income                       Return
       Subaccount               Subaccount                   Subaccount                         Total
------------------------  ----------------------- --------------------------------- ----------------------------
For the year For the year     For the period               For the period           For the Period For the Period
   ended        ended         June 17, 2002**              June 17, 2002**              ended          ended
December 31, December 31,         through                      through               December 31,   December 31,
    2002         2001        December 31, 2002            December 31, 2002              2002           2001
------------ ------------ ----------------------- --------------------------------- -------------- --------------
  $    530     $    131            $  1                         $  1                  $   12,251     $   33,934
   (12,935)      (4,931)             (1)                           0                    (122,304)       (40,474)
   (11,190)      (5,308)             (9)                           5                    (103,795)       (63,670)
  --------     --------            ----                         ----                  ----------     ----------
   (23,595)     (10,108)             (9)                           6                    (213,848)       (70,210)
  --------     --------            ----                         ----                  ----------     ----------
    55,454       62,365             166                          109                   1,080,792      1,050,286
   (15,582)      (7,786)            (32)                         (24)                   (407,992)      (168,577)
  --------     --------            ----                         ----                  ----------     ----------
    39,872       54,579             134                           85                     672,800        881,709
  --------     --------            ----                         ----                  ----------     ----------
    16,277       44,471             125                           91                     458,952        811,499
    67,366       22,895               0                            0                   1,170,649        359,150
  --------     --------            ----                         ----                  ----------     ----------
  $ 83,643     $ 67,366            $125                         $ 91                  $1,629,601     $1,170,649
  ========     ========            ====                         ====                  ==========     ==========
    10,066        2,643               0                            0
     9,837        8,523              27                           10
    (3,066)      (1,100)            (12)                          (2)
  --------     --------            ----                         ----
    16,837       10,066              15                            8
  ========     ========            ====                         ====

  $  1,498     $    968            $  1                         $  1                  $   58,091     $   45,840
  ========     ========            ====                         ====                  ==========     ==========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life) and MONY Survivorship Variable Universal Life. These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are thirty-five MONY Custom Estate Master Subaccounts available within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Lord Abbett Series Fund, or PIMCO Variable Insurance Trust (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations during the years ended December 31, 2000, through 2002. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds which were distributed by MONY to the policy holders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the period ended December 31, 2002 aggregated $263,558.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. MONY Life Insurance Company of America, (MONY America) a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $679 in aggregate from certain Funds in connection with MONY Custom Estate Master subaccounts.

4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                               Cost of
                                           Shares Acquired       Proceeds from
 MONY Custom Estate Master Subaccounts (Excludes Reinvestments) Shares Redeemed
 ------------------------------------- ------------------------ ---------------
   MONY Series Fund, Inc.

   Intermediate Term Bond Portfolio...              (0)                148
   Long Term Bond Portfolio...........           8,241               1,112
   Government Securities Portfolio....           7,815                 976
   Money Market Portfolio.............         359,468              41,302

   Enterprise Accumulation Trust

   Equity Portfolio...................          72,745              38,451
   Small Company Value Portfolio......          29,854               9,233
   Managed Portfolio..................          13,165               4,707
   International Growth Portfolio.....          13,913               6,093
   High Yield Bond Portfolio..........          10,180               1,171
   Growth Portfolio...................         101,816              51,646
   Growth and Income Portfolio........          11,841              20,996
   Small Company Growth Portfolio.....           9,429               3,512
   Equity Income Portfolio............           5,360                 760
   Capital Appreciation Portfolio.....           6,561              11,755

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)

                                                       Cost of
                                                   Shares Acquired       Proceeds from
MONY Custom Estate Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
Multi-Cap Growth Portfolio....................          17,780               12,819
Balanced Portfolio............................               0                   71
Mid-Cap Growth Portfolio......................           2,024                  115
Total Return Portfolio........................             142                    6

Dreyfus

Dreyfus Stock Index Fund......................          76,918               36,016
Dreyfus Socially Responsible Growth Fund, Inc.          13,218                3,940

Fidelity Variable Insurance Products Funds

VIP Growth Portfolio..........................          65,161               27,045
VIP II Contrafund Portfolio...................          28,650                7,731
VIP III Growth Opportunities Portfolio........           6,758                2,131

Janus Aspen Series

Aggressive Growth Portfolio...................         469,573              451,478
Balanced Portfolio............................          42,701               21,711
Capital Appreciation Portfolio................          37,454               27,380
Worldwide Growth Portfolio....................          73,802               34,185

Lord Abbett Series Fund

Growth and Income Portfolio...................             218                   84

PIMCO Variable Insurance Trust

Real Return Portfolio.........................              89                    4

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002.

                                                                        For the period ended
                                          At December 31, 2002           December 31, 2002
                                      ----------------------------- ---------------------------
                                                                    Investment
                                                         Net Assets   Income   Expense   Total
MONY Custom Estate Master Subaccounts Units  Unit Values   (000s)     Ratio*   Ratio** Return***
------------------------------------- ------ ----------- ---------- ---------- ------- ---------
  MONY Series Fund, Inc.

  Intermediate Term Bond Subaccount..     79   $11.46       $  1       3.33%    0.35%     8.94%
  Long Term Bond Subaccount..........  1,639    12.79         21       4.58     0.35     13.59
  Government Securities Subaccount...  1,078    11.06         12       2.68     0.35      6.24
  Money Market Subaccount............ 64,399    11.00        708       1.48     0.35      1.10

  Enterprise Accumulation Trust

  Equity Subaccount.................. 11,200     5.72         64       0.00     0.35    (29.64)
  Small Company Value Subaccount.....  6,299     9.53         60       0.40     0.35     (9.58)
  Managed Subaccount.................  2,740     6.97         19       0.86     0.35    (21.50)
  International Growth Subaccount....  5,517     4.87         27       0.61     0.35    (19.64)
  High Yield Bond Subaccount.........  1,888    10.23         19       8.60     0.35      1.09
  Growth Subaccount.................. 13,466     6.43         87       0.44     0.35    (23.45)
  Growth and Income Subaccount.......  2,309     6.41         15       1.32     0.35    (26.24)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                                                         For the period ended
                                                         At December 31, 2002              December 31, 2002
                                                    -------------------------       ------------------------------
                                                                                    Investment
                                                                       Net Assets     Income    Expense     Total
MONY Custom Estate Master Subaccounts               Units  Unit Values   (000s)       Ratio*    Ratio**   Return***
-------------------------------------               ------ ----------- ----------   ----------  -------   ---------
Small Company Growth Subaccount....................  3,764     7.38        28          0.00      0.35      (24.23)
Equity Income Subaccount...........................  1,808     8.25        15          1.15      0.35      (15.04)
Capital Appreciation Subaccount....................  2,933     6.05        18          0.00      0.35      (17.24)
Multi-Cap Growth Subaccount........................ 10,082     3.76        38          0.00      0.35      (34.84)
Balanced Subaccount................................     30     9.35         0(/\/\)    1.81      0.35      (11.04)
Mid-Cap Growth Subaccount..........................    194     7.28         1          0.00      0.35      (31.19)
Total Return Subaccount(1).........................     13    10.45         0(/\/\)    3.35(/\)  0.35(/\)    4.50

Dreyfus

Dreyfus Stock Index Subaccount..................... 15,730     6.34       100          1.45      0.35      (22.68)
Dreyfus Socially Responsible Growth Fund Subaccount  3,895     4.76        19          0.31      0.35      (29.17)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.............................. 15,240     5.28        81          0.12      0.35      (30.53)
VIP II Contrafund Subaccount.......................  7,909     7.40        58          0.70      0.35       (9.65)
VIP III Growth Opportunities Subaccount............  3,204     5.74        18          0.85      0.35      (22.22)

Janus Aspen Series

Aggressive Growth Subaccount....................... 14,864     2.64        39          0.00      0.35      (28.26)
Balanced Subaccount................................  5,897     8.92        53          2.80      0.35       (6.79)
Capital Appreciation Subaccount....................  9,317     4.86        45          0.59      0.35      (15.92)
Worldwide Growth Subaccount........................ 16,837     4.97        84          1.04      0.35      (25.71)

Lord Abbett Series Funds

Growth and Income Subaccount(1)....................     15     8.56         0(/\/\)    1.94(/\)  0.35(/\)  (14.40)

PIMCO Variable Insurance Trust

Real Return Subaccount(1)..........................      8    11.00         0(/\/\)    2.88(/\)  0.35(/\)   10.00

----------
(/\)Annualized
(/\/\)Amounts round to less than one thousand
(1)For the period June 17, 2002 (commencement of operations) through December 31, 2002.

   For a unit outstanding throughout the period ended December 31, 2001.

                                                                          For the period ended
                                          At December 31, 2001              December 31, 2001
                                      ----------------------------- --------------------------------
                                                                    Investment
                                                         Net Assets   Income      Expense     Total
MONY Custom Estate Master Subaccounts Units  Unit Values   (000s)     Ratio*      Ratio**   Return***
------------------------------------- ------ ----------- ---------- ----------   -------    ---------
  MONY Series Fund, Inc.

  Intermediate Term Bond Subaccount..     93   $10.52       $  1       0.00%(/\)  0.35%(/\)   5.20%
  Long Term Bond Subaccount..........  1,011    11.26         11       5.15       0.35        5.93
  Government Securities Subaccount...    434    10.41          5       0.60(/\)   0.35(/\)    4.10
  Money Market Subaccount............ 35,225    10.88        383       3.23       0.35        3.52

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                                                      For the period ended
                                                      At December 31, 2001              December 31, 2001
                                                 -------------------------       ------------------------------
                                                                                 Investment
                                                                    Net Assets     Income    Expense     Total
MONY Custom Estate Master Subaccounts            Units  Unit Values   (000s)       Ratio*    Ratio**   Return***
-------------------------------------            ------ ----------- ----------   ----------  -------   ---------

Enterprise Accumulation Trust

Equity Subaccount...............................  6,726     8.13        55          0.00      0.35      (19.10)
Small Company Value Subaccount..................  4,236    10.54        45          0.30      0.35        4.88
Managed Subaccount..............................  1,617     8.88        14          2.76      0.35      (11.38)
International Growth Subaccount.................  4,047     6.06        25          0.71      0.35      (28.11)
High Yield Bond Subaccount......................  1,004    10.12        10          8.79      0.35        5.53
Growth Subaccount...............................  7,125     8.40        60          0.51      0.35      (12.86)
Growth and Income Subaccount....................  3,587     8.69        31          1.09      0.35      (12.13)
Small Company Growth Subaccount.................  2,949     9.74        29          0.00      0.35       (4.23)
Equity Income Subaccount........................  1,282     9.71        12          0.81      0.35      (11.08)
Capital Appreciation Subaccount.................  3,721     7.31        27          0.72      0.35      (19.40)
Multi-Cap Growth Subaccount.....................  9,181     5.77        53          0.00      0.35      (17.34)
Balanced Subaccount.............................     37    10.51         0(/\/\)    2.77(/\)  0.35(/\)    5.10
Mid-Cap Growth Subaccount.......................      1    10.58         0(/\/\)    0.00(/\)  0.35(/\)    5.80

Dreyfus

Dreyfus Stock Index Subaccount.................. 10,189     8.20        84          0.49      0.35      (12.49)
Dreyfus Socially Responsible Growth Subaccount .  2,190     6.72        15          0.10      0.35      (22.94)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount...........................  9,189     7.60        70          0.00      0.35      (18.02)
VIP II Contrafund Subaccount....................  5,132     8.19        42          0.56      0.35      (12.69)
VIP III Growth Opportunities Subaccount.........  2,459     7.38        18          0.17      0.35      (14.78)

Janus Aspen Series

Aggressive Growth Subaccount....................  9,449     3.68        35          0.00      0.35      (39.67)
Balanced Subaccount.............................  3,671     9.57        35          3.12      0.35       (4.97)
Capital Appreciation Subaccount.................  7,623     5.78        44          1.57      0.35      (22.00)
Worldwide Growth Subaccount..................... 10,066     6.69        67          0.64      0.35      (22.75)

----------
(/\)Annualized
(/\/\)Amounts round to less than one thousand
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                                 Strategist
                               -----------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               -------------------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term                Money
                                 Growth     Income    Term Bond      Bond    Diversified   Market
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount   Total
                               ---------- ---------- ------------ ---------- ----------- ---------- --------
           ASSETS
Shares held in respective
  Funds.......................     3,466      3,237      1,315        1,556      8,925      18,146
                                ========   ========    =======     ========   ========    ========
Investments at cost...........  $ 67,554   $ 57,890    $14,520     $ 19,642   $133,348    $ 18,146  $311,100
                                ========   ========    =======     ========   ========    ========  ========
Investments in respective
  Funds, at net asset value...  $ 42,912   $ 40,239    $15,556     $ 22,613   $ 72,023    $ 18,146  $211,489
Amount due from MONY..........         0          0          0            0          0           0         0
Amount due from respective
  Funds.......................         0          0          0            0          0           0         0
                                --------   --------    -------     --------   --------    --------  --------
       Total assets...........    42,912     40,239     15,556       22,613     72,023      18,146   211,489
                                --------   --------    -------     --------   --------    --------  --------
         LIABILITIES
Amount due to MONY............        23         21          8           12         39          10       113
Amount due to respective Funds         0          0          0            0          0           0         0
                                --------   --------    -------     --------   --------    --------  --------
       Total liabilities......        23         21          8           12         39          10       113
                                --------   --------    -------     --------   --------    --------  --------
Net assets....................  $ 42,889   $ 40,218    $15,548     $ 22,601   $ 71,984    $ 18,136  $211,376
                                ========   ========    =======     ========   ========    ========  ========
Net assets consist of:
  Contractholders' net
   payments...................  $(25,449)  $ 12,762    $ 2,469     $(16,789)  $ 15,687    $(12,066) $(23,386)
  Undistributed net
   investment income..........    99,661     44,843     10,771       30,430    109,521      30,202   325,428
  Accumulated net realized
   gain (loss) on investments.    (6,681)       264      1,272        5,989      8,101           0     8,945
  Net unrealized appreciation
   (depreciation) of
   investments................   (24,642)   (17,651)     1,036        2,971    (61,325)          0   (99,611)
                                --------   --------    -------     --------   --------    --------  --------
Net assets....................  $ 42,889   $ 40,218    $15,548     $ 22,601   $ 71,984    $ 18,136  $211,376
                                ========   ========    =======     ========   ========    ========  ========
Number of units outstanding*..     1,027        950        544          626      2,043         877
                                ========   ========    =======     ========   ========    ========
Net asset value per unit
  outstanding*................  $  41.76   $  42.35    $ 28.59     $  36.08   $  35.24    $  20.69
                                ========   ========    =======     ========   ========    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                         MONYEquity Master
--------------------------------------------------------------------------------------------------
           MONY Series Fund, Inc.                         Enterprise Accumulation Trust
--------------------------------------------- ----------------------------------------------------
Government Intermediate Long Term    Money                 Small Company              International
Securities  Term Bond      Bond      Market      Equity        Value       Managed       Growth
Subaccount  Subaccount  Subaccount Subaccount  Subaccount   Subaccount    Subaccount   Subaccount
---------- ------------ ---------- ---------- -----------  ------------- -----------  -------------

   26,041      16,234      24,056    675,285      401,682       240,654      452,916      306,867
 ========    ========    ========   ========  ===========   ===========  ===========   ==========
 $291,653    $178,663    $306,012   $675,285  $ 9,779,145   $ 5,584,946  $10,951,246   $1,809,622
 ========    ========    ========   ========  ===========   ===========  ===========   ==========

 $307,810    $192,043    $349,530   $675,285  $ 4,916,588   $ 4,129,619  $ 6,920,563   $1,061,761
        0         184           0          0        1,246         1,040        1,239          419
        0           0           6        268        1,103           685        1,406          303
 --------    --------    --------   --------  -----------   -----------  -----------   ----------
  307,810     192,227     349,536    675,553    4,918,937     4,131,344    6,923,208    1,062,483
 --------    --------    --------   --------  -----------   -----------  -----------   ----------

      201         125         235        712        4,532         3,428        6,013        1,017
        0         184           0          0        1,246         1,040        1,239          419
 --------    --------    --------   --------  -----------   -----------  -----------   ----------
      201         309         235        712        5,778         4,468        7,252        1,436
 --------    --------    --------   --------  -----------   -----------  -----------   ----------
 $307,609    $191,918    $349,301   $674,841  $ 4,913,159   $ 4,126,876  $ 6,915,956   $1,061,047
 ========    ========    ========   ========  ===========   ===========  ===========   ==========

 $267,881    $165,266    $268,980   $607,883  $ 7,886,268   $ 3,878,265  $ 8,914,424   $1,635,345
   21,300      12,831      44,166     66,958    3,534,535     2,024,352    5,110,510      297,310

    2,271         441      (7,363)         0   (1,645,087)     (320,414)  (3,078,295)    (123,747)

   16,157      13,380      43,518          0   (4,862,557)   (1,455,327)  (4,030,683)    (747,861)
 --------    --------    --------   --------  -----------   -----------  -----------   ----------
 $307,609    $191,918    $349,301   $674,841  $ 4,913,159   $ 4,126,876  $ 6,915,956   $1,061,047
 ========    ========    ========   ========  ===========   ===========  ===========   ==========
   22,488      13,508      22,745     53,939      585,851       216,070      652,248      133,659
 ========    ========    ========   ========  ===========   ===========  ===========   ==========
 $  13.68    $  14.21    $  15.36   $  12.51  $      8.39   $     19.10  $     10.60   $     7.94
 ========    ========    ========   ========  ===========   ===========  ===========   ==========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                             MONYEquity Master
                                    ------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                                    ------------------------------------------------------------------

                                    High Yield            Growth and   Capital                 Equity
                                       Bond      Growth     Income   Appreciation  Balanced    Income
                                    Subaccount Subaccount Subaccount  Subaccount  Subaccount Subaccount
                                    ---------- ---------- ---------- ------------ ---------- ----------
              ASSETS
Shares held in respective Funds....   156,540     53,717    110,119      20,054        297      1,198
                                     ========   ========  =========    ========     ======     ======
Investments at cost................  $717,927   $287,741  $ 636,894    $125,061     $1,221     $5,593
                                     ========   ========  =========    ========     ======     ======
Investments in respective Funds,
  at net asset value...............  $632,422   $213,793  $ 434,968    $ 94,856     $1,260     $5,054
Amount due from MONY...............         8        102          0          10          0          0
Amount due from respective Funds...       145         16          5           9          0          0
                                     --------   --------  ---------    --------     ------     ------
       Total assets................   632,575    213,911    434,973      94,875      1,260      5,054
                                     --------   --------  ---------    --------     ------     ------
           LIABILITIES
Amount due to MONY.................       564        160        294          73          1          3
Amount due to respective Funds.....         8        102          0          10          0          0
                                     --------   --------  ---------    --------     ------     ------
       Total liabilities...........       572        262        294          83          1          3
                                     --------   --------  ---------    --------     ------     ------
Net assets.........................  $632,003   $213,649  $ 434,679    $ 94,792     $1,259     $5,051
                                     ========   ========  =========    ========     ======     ======
Net assets consist of:
  Contractholders' net payments....  $595,403   $346,126  $ 675,825    $136,704     $1,479     $5,816
  Undistributed net investment
   income (loss)...................   188,619      3,220      1,914       2,526         41         51
  Accumulated net realized gain
   (loss) on investments...........   (66,514)   (61,749)   (41,134)    (14,233)      (300)      (277)
  Net unrealized appreciation
   (depreciation) of investments...   (85,505)   (73,948)  (201,926)    (30,205)        39       (539)
                                     --------   --------  ---------    --------     ------     ------
Net assets.........................  $632,003   $213,649  $ 434,679    $ 94,792     $1,259     $5,051
                                     ========   ========  =========    ========     ======     ======
Number of units outstanding*.......    51,078     33,150     68,556      15,482        149        638
                                     ========   ========  =========    ========     ======     ======
Net asset value per unit
  outstanding*.....................  $  12.37   $   6.45  $    6.34    $   6.12     $ 8.47     $ 7.91
                                     ========   ========  =========    ========     ======     ======

----------
 *Units outstanding have been rounded for presentation purposes.
**Rounds to less than one.

                      See notes to financial statements.

                                 MONYEquity Master
-----------------------------------------------------------------------------------
            Enterprise Accumulation Trust
----------------------------------------------------
             Small                                      Dreyfus
Multi-Cap   Company    Mid-Cap   Worldwide   Emerging    Stock     Dreyfus Socially
  Growth     Growth     Growth     Growth   Countries    Index    Responsible Growth
Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount     Subaccount
---------- ---------- ---------- ---------- ---------- ---------- ------------------
   1,379      4,791      2,299        63          0**      7,223            49
 =======    =======    =======     =====      =====     ========        ======
 $ 9,600    $29,924    $16,860     $ 539      $   0     $214,231        $1,152
 =======    =======    =======     =====      =====     ========        ======
 $ 7,597    $28,649    $12,183     $ 427      $   0     $162,310        $  930
       0          0          0         0          0           17             0
       0          0          0         0          0            5             0
 -------    -------    -------     -----      -----     --------        ------
   7,597     28,649     12,183       427          0      162,332           930
 -------    -------    -------     -----      -----     --------        ------
       4         10          7         1          0          112             1
       0          0          0         0          0           17             0
 -------    -------    -------     -----      -----     --------        ------
       4         10          7         1          0          129             1
 -------    -------    -------     -----      -----     --------        ------
 $ 7,593    $28,639    $12,176     $ 426      $   0     $162,203        $  929
 =======    =======    =======     =====      =====     ========        ======
 $10,286    $30,036    $17,324     $ 549      $(850)    $229,000        $1,364
     (55)        40       (103)       (4)        (4)       4,134            (6)

    (635)      (162)      (368)       (7)       854      (19,010)         (207)

  (2,003)    (1,275)    (4,677)     (112)         0      (51,921)         (222)
 -------    -------    -------     -----      -----     --------        ------
 $ 7,593    $28,639    $12,176     $ 426      $   0     $162,203        $  929
 =======    =======    =======     =====      =====     ========        ======
   1,337      3,613      1,874        57          0**     26,426           154
 =======    =======    =======     =====      =====     ========        ======
 $  5.68    $  7.93    $  6.50     $7.42      $0.00     $   6.14        $ 6.04
 =======    =======    =======     =====      =====     ========        ======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                               MONYEquity Master
                                      -----------------------------------------
                                      Fidelity Variable Insurance Products Funds
                                      -----------------------------------------
                                                                    VIP III
                                         VIP          VIP II        Growth
                                        Growth      Contrafund   Opportunities
                                      Subaccount    Subaccount    Subaccount
                                      ----------    ----------   -------------
                  ASSETS
       Shares held in respective
         Funds.......................     7,896         7,525          154
                                       ========      ========       ======
       Investments at cost...........  $272,749      $156,380       $2,373
                                       ========      ========       ======
       Investments in respective
         Funds, at net asset value...  $184,288      $135,751       $1,807
       Amount due from MONY..........         9             7            0
       Amount due from respective
         Funds.......................        10            13            0
                                       --------      --------       ------
              Total assets...........   184,307       135,771        1,807
                                       --------      --------       ------
                LIABILITIES
       Amount due to MONY............       133           101            1
       Amount due to respective Funds         9             7            0
                                       --------      --------       ------
              Total liabilities......       142           108            1
                                       --------      --------       ------
       Net assets....................  $184,165      $135,663       $1,806
                                       ========      ========       ======
       Net assets consist of:
         Contractholders' net
          payments...................  $315,759      $164,598       $2,429
         Undistributed net
          investment income (loss)...     9,159         1,628           (6)
         Accumulated net realized
          loss on investments........   (52,292)       (9,934)         (51)
         Net unrealized depreciation
          of investments.............   (88,461)      (20,629)        (566)
                                       --------      --------       ------
       Net assets....................  $184,165      $135,663       $1,806
                                       ========      ========       ======
       Number of units outstanding*..    35,429        18,390          251
                                       ========      ========       ======
       Net asset value per unit
         outstanding*................  $   5.20      $   7.38       $ 7.19
                                       ========      ========       ======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                               MONYEquity Master
          ----------------------------------------------------------
                       Janus Aspen Series
          --------------------------------------------

          Aggressive              Capital    Worldwide
            Growth    Balanced  Appreciation   Growth
          Subaccount Subaccount  Subaccount  Subaccount     Total
          ---------- ---------- ------------ ---------- ------------
               265      1,986       14,566      11,115
            ======    =======     ========    ========
            $5,191    $43,061     $344,108    $330,559  $ 32,777,736
            ======    =======     ========    ========  ============
            $4,194    $40,886     $253,016    $233,967  $ 21,001,557
                 0          0           52          42         4,375
                 0          0            8          10         3,992
            ------    -------     --------    --------  ------------
             4,194     40,886      253,076     234,019    21,009,924
            ------    -------     --------    --------  ------------
                 2         16          176         163        18,085
                 0          0           52          42         4,375
            ------    -------     --------    --------  ------------
                 2         16          228         205        22,460
            ------    -------     --------    --------  ------------
            $4,192    $40,870     $252,848    $233,814  $ 20,987,464
            ======    =======     ========    ========  ============
            $5,489    $42,247     $395,337    $396,007  $ 26,995,240
               (29)       901        2,570       8,294    11,334,852
              (271)      (103)     (53,967)    (73,895)   (5,566,449)
              (997)    (2,175)     (91,092)    (96,592)  (11,776,179)
            ------    -------     --------    --------  ------------
            $4,192    $40,870     $252,848    $233,814  $ 20,987,464
            ======    =======     ========    ========  ============
               729      4,496       46,743      51,123
            ======    =======     ========    ========
            $ 5.75    $  9.09     $   5.41    $   4.57
            ======    =======     ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


                                                                 Strategist
                               -----------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               -------------------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term                Money
                                 Growth     Income    Term Bond      Bond    Diversified   Market
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount   Total
                               ---------- ---------- ------------ ---------- ----------- ---------- --------
Dividend income...............  $    328   $    734      $306       $  714    $  1,642     $ 441    $  4,165
Distribution from net
  realized gains..............         0      3,871         0            0       9,810         0      13,681
Mortality and expense risk
  charges.....................      (333)      (259)      (63)        (108)       (475)     (177)     (1,415)
                                --------   --------      ----       ------    --------     -----    --------
Net investment income (loss)..        (5)     4,346       243          606      10,977       264      16,431
                                --------   --------      ----       ------    --------     -----    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (13,729)    (3,537)       50          349      (1,998)        0     (18,865)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (2,496)    (9,074)      585        1,344     (23,719)        0     (33,360)
                                --------   --------      ----       ------    --------     -----    --------
Net realized and unrealized
  gain (loss) on investments..   (16,225)   (12,611)      635        1,693     (25,717)        0     (52,225)
                                --------   --------      ----       ------    --------     -----    --------
Net increase (decrease) in
  net assets resulting from
  operations..................  $(16,230)  $ (8,265)     $878       $2,299    $(14,740)    $ 264    $(35,794)
                                ========   ========      ====       ======    ========     =====    ========

                      See notes to financial statements.

                                         MONYEquity Master
---------------------------------------------------------------------------------------------------
           MONY Series Fund, Inc.                         Enterprise Accumulation Trust
--------------------------------------------- ----------------------------------------------------
Government Intermediate Long Term    Money                 Small Company              International
Securities  Term Bond      Bond      Market      Equity        Value       Managed       Growth
Subaccount  Subaccount  Subaccount Subaccount  Subaccount   Subaccount    Subaccount   Subaccount
---------- ------------ ---------- ---------- -----------  ------------- -----------  -------------
 $ 7,121     $ 5,172     $13,869    $ 8,657   $         0    $  16,024   $    72,064    $   7,740
       0           0           0          0             0      121,076             0            0
  (1,897)     (1,169)     (2,407)    (4,385)      (40,974)     (32,520)      (56,691)      (8,582)
 -------     -------     -------    -------   -----------    ---------   -----------    ---------
   5,224       4,003      11,462      4,272       (40,974)     104,580        15,373         (842)
 -------     -------     -------    -------   -----------    ---------   -----------    ---------

   2,454       1,031       3,739          0      (857,964)    (226,536)     (863,263)    (132,682)

   6,736       8,073      25,745          0    (1,087,161)    (324,615)   (1,066,672)    (120,722)
 -------     -------     -------    -------   -----------    ---------   -----------    ---------

   9,190       9,104      29,484          0    (1,945,125)    (551,151)   (1,929,935)    (253,404)
 -------     -------     -------    -------   -----------    ---------   -----------    ---------

 $14,414     $13,107     $40,946    $ 4,272   $(1,986,099)   $(446,571)  $(1,914,562)   $(254,246)
 =======     =======     =======    =======   ===========    =========   ===========    =========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                             MONYEquity Master
                               ----------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                               ----------------------------------------------------------------------------
                                High Yield                Growth and    Capital                    Equity
                                   Bond        Growth       Income    Appreciation   Balanced      Income
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------ ------------ ------------

                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002         2002         2002
                               ------------ ------------ ------------ ------------ ------------ ------------
Dividend income...............   $ 52,769     $    909    $   5,857     $      0       $ 14        $  62
Distribution from net
  realized gains..............          0            0            0            0          0            0
Mortality and expense risk
  charges.....................     (4,568)      (1,682)      (3,615)        (709)        (5)         (28)
                                 --------     --------    ---------     --------       ----        -----
Net investment income (loss)..     48,201         (773)       2,242         (709)         9           34
                                 --------     --------    ---------     --------       ----        -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
   investments................    (14,373)     (13,190)     (30,279)      (4,626)       (61)         (16)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (28,095)     (47,239)    (121,571)     (13,383)        39         (639)
                                 --------     --------    ---------     --------       ----        -----
Net realized and unrealized
  gain (loss) on investments..    (42,468)     (60,429)    (151,850)     (18,009)       (22)        (655)
                                 --------     --------    ---------     --------       ----        -----
Net increase (decrease) in
  net assets resulting from
  operations..................   $  5,733     $(61,202)   $(149,608)    $(18,718)      $(13)       $(621)
                                 ========     ========    =========     ========       ====        =====

----------
** Commencement of operations

                      See notes to financial statements.

                                         MONYEquity Master
---------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust
-------------------------------------------------------------------
 Multi-Cap   Small Company   Mid-Cap     Worldwide      Emerging       Dreyfus     Dreyfus Socially
   Growth       Growth        Growth       Growth       Countries    Stock Index  Responsible Growth
 Subaccount   Subaccount    Subaccount   Subaccount    Subaccount     Subaccount      Subaccount
 ----------  ------------- ------------ ------------ --------------- ------------ ------------------
                                                     For the period
For the year For the year  For the year For the year July 24, 2002** For the year    For the year
   ended         ended        ended        ended         through        ended           ended
December 31, December 31,  December 31, December 31,  December 31,   December 31,    December 31,
    2002         2002          2002         2002          2002           2002            2002
------------ ------------- ------------ ------------ --------------- ------------ ------------------
  $     0       $     0      $     0       $   0          $  0         $  2,229         $   2
        0             0            0           0             0                0             0
      (42)          (60)         (96)         (3)           (4)          (1,178)           (7)
  -------       -------      -------       -----          ----         --------         -----
      (42)          (60)         (96)         (3)           (4)           1,051            (5)
  -------       -------      -------       -----          ----         --------         -----
     (594)         (144)        (350)         (7)          854           (8,761)         (198)
   (1,869)       (1,383)      (4,547)       (112)            0          (34,207)         (214)
  -------       -------      -------       -----          ----         --------         -----
   (2,463)       (1,527)      (4,897)       (119)          854          (42,968)         (412)
  -------       -------      -------       -----          ----         --------         -----
  $(2,505)      $(1,587)     $(4,993)      $(122)         $850         $(41,917)        $(417)
  =======       =======      =======       =====          ====         ========         =====

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2002


                                                    MONYEquity Master
                                           -----------------------------------------
                                           Fidelity Variable Insurance Products Funds
                                           -----------------------------------------
                                                                         VIP III
                                              VIP          VIP II        Growth
                                             Growth      Contrafund   Opportunities
                                           Subaccount    Subaccount    Subaccount
                                           ----------    ----------   -------------
  Dividend income.........................  $    246      $    804        $  15
  Distribution from net realized gains....         0             0            0
  Mortality and expense risk charges......    (1,412)         (944)         (14)
                                            --------      --------        -----
  Net investment income (loss)............    (1,166)         (140)           1
                                            --------      --------        -----
  Realized and unrealized gain (loss) on
    investments:
    Net realized loss on investments......   (23,790)       (3,569)         (41)
    Net change in unrealized depreciation
     of investments.......................   (44,839)       (9,772)        (426)
                                            --------      --------        -----
  Net realized and unrealized loss on
    investments...........................   (68,629)      (13,341)        (467)
                                            --------      --------        -----
  Net decrease in net assets resulting
    from operations.......................  $(69,795)     $(13,481)       $(466)
                                            ========      ========        =====

                      See notes to financial statements.

                               MONYEquity Master
           ---------------------------------------------------------
                        Janus Aspen Series
           --------------------------------------------

           Aggressive              Capital    Worldwide
             Growth    Balanced  Appreciation   Growth
           Subaccount Subaccount  Subaccount  Subaccount    Total
           ---------- ---------- ------------ ---------- -----------
             $   0     $   719     $  1,507    $  2,306  $   198,086
                 0           0            0           0      121,076
               (20)       (130)      (1,875)     (1,730)    (166,747)
             -----     -------     --------    --------  -----------
               (20)        589         (368)        576      152,415
             -----     -------     --------    --------  -----------
              (228)        (44)     (29,905)    (25,537)  (2,228,080)
              (680)     (1,614)     (14,198)    (45,044)  (2,928,409)
             -----     -------     --------    --------  -----------
              (908)     (1,658)     (44,103)    (70,581)  (5,156,489)
             -----     -------     --------    --------  -----------
             $(928)    $(1,069)    $(44,471)   $(70,005) $(5,004,074)
             =====     =======     ========    ========  ===========

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                Strategist
                               ----------------------------------------------------------------------------
                                                          MONY Series Fund, Inc.
                               ----------------------------------------------------------------------------
                                     Equity Growth             Equity Income        Intermediate Term Bond
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net Investment income (loss).   $     (5)    $ 39,337     $ 4,346      $ 4,823      $   243      $   358
 Net realized gain (loss) on
   investments................    (13,729)     (42,503)     (3,537)      (5,128)          50           27
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (2,496)     (14,629)     (9,074)      (5,340)         585          194
                                 --------     --------     -------      -------      -------      -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (16,230)     (17,795)     (8,265)      (5,645)         878          579
                                 --------     --------     -------      -------      -------      -------
From unit transactions:
 Net proceeds from the
   issuance of units..........     24,753       10,837      15,496        9,400        7,558          407
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (22,895)     (37,289)     (7,955)      (9,050)        (644)        (684)
                                 --------     --------     -------      -------      -------      -------
Net increase (decrease) from
 unit transactions............      1,858      (26,452)      7,541          350        6,914         (277)
                                 --------     --------     -------      -------      -------      -------
Net increase (decrease) in
 net assets...................    (14,372)     (44,247)       (724)      (5,295)       7,792          302
Net assets beginning of year..     57,261      101,508      40,942       46,237        7,756        7,454
                                 --------     --------     -------      -------      -------      -------
Net assets end of year*.......   $ 42,889     $ 57,261     $40,218      $40,942      $15,548      $ 7,756
                                 ========     ========     =======      =======      =======      =======
Unit transactions:
Units outstanding beginning
 of year......................      1,054        1,498         815          815          295          306
Units issued during the year..        501          189         328          185          273           16
Units redeemed during the year       (528)        (633)       (193)        (185)         (24)         (27)
                                 --------     --------     -------      -------      -------      -------
Units outstanding end of year.      1,027        1,054         950          815          544          295
                                 ========     ========     =======      =======      =======      =======
----------
*  Includes undistributed net
   investment income of:         $ 99,661     $ 99,666     $44,843      $40,497      $10,771      $10,528
                                 ========     ========     =======      =======      =======      =======

                      See notes to financial statements.

                                              Strategist
------------------------------------------------------------------------------------------------------
                           MONY Series Fund, Inc.
----------------------------------------------------------------------------
     Long Term Bond              Diversified              Money Market
       Subaccount                Subaccount                Subaccount                   Total
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  $   606      $   707      $ 10,977     $ 25,714     $    264     $ 1,132      $ 16,431     $ 72,071
      349          140        (1,998)        (771)           0           0       (18,865)     (48,235)

    1,344            0       (23,719)     (42,095)           0           0       (33,360)     (61,870)
  -------      -------      --------     --------     --------     -------      --------     --------

    2,299          847       (14,740)     (17,152)         264       1,132       (35,794)     (38,034)
  -------      -------      --------     --------     --------     -------      --------     --------
    7,861          695         1,684        1,816          273      26,387        57,625       49,542

   (2,785)      (1,469)       (2,739)      (4,976)     (28,450)     (3,158)      (65,468)     (56,626)
  -------      -------      --------     --------     --------     -------      --------     --------
    5,076         (774)       (1,055)      (3,160)     (28,177)     23,229        (7,843)      (7,084)
  -------      -------      --------     --------     --------     -------      --------     --------
    7,375           73       (15,795)     (20,312)     (27,913)     24,361       (43,637)     (45,118)
   15,226       15,153        87,779      108,091       46,049      21,688       255,013      300,131
  -------      -------      --------     --------     --------     -------      --------     --------
  $22,601      $15,226      $ 71,984     $ 87,779     $ 18,136     $46,049      $211,376     $255,013
  =======      =======      ========     ========     ========     =======      ========     ========
      478          503         2,071        2,144        2,246       1,091
      230           22            44           41           13       1,312
      (82)         (47)          (72)        (114)      (1,382)       (157)
  -------      -------      --------     --------     --------     -------
      626          478         2,043        2,071          877       2,246
  =======      =======      ========     ========     ========     =======

  $30,430      $29,824      $109,521     $ 98,544     $ 30,202     $29,938      $325,428     $308,997
  =======      =======      ========     ========     ========     =======      ========     ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                             MONYEquity Master
                               ----------------------------------------------------------------------------
                                                          MONY Series Fund, Inc.
                               ----------------------------------------------------------------------------
                                      Government             Intermediate Term             Long Term
                                      Securities                   Bond                      Bond
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net Investment income (loss).   $  5,224     $  7,101     $  4,003     $  4,146     $ 11,462     $ 11,265
 Net realized gain (loss) on
   investments................      2,454        1,848        1,031          373        3,739        3,331
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      6,736        1,700        8,073        2,572       25,745         (686)
                                 --------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets resulting from
 operations...................     14,414       10,649       13,107        7,091       40,946       13,910
                                 --------     --------     --------     --------     --------     --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    128,886       80,538       79,225       41,738       70,999       86,596
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (53,760)     (43,706)     (19,896)     (15,441)     (54,629)     (52,289)
                                 --------     --------     --------     --------     --------     --------
Net increase from unit
 transactions.................     75,126       36,832       59,329       26,297       16,370       34,307
                                 --------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets...................     89,540       47,481       72,436       33,388       57,316       48,217
Net assets beginning of year..    218,069      170,588      119,482       86,094      291,985      243,768
                                 --------     --------     --------     --------     --------     --------
Net assets end of year*.......   $307,609     $218,069     $191,918     $119,482     $349,301     $291,985
                                 ========     ========     ========     ========     ========     ========
Unit transactions:
Units outstanding beginning
 of year......................     16,863       13,956        9,128        7,085       21,528       18,963
Units issued during the year..      9,797        6,354        6,136        3,258        5,085        6,605
Units redeemed during the year     (4,172)      (3,447)      (1,756)      (1,215)      (3,868)      (4,040)
                                 --------     --------     --------     --------     --------     --------
Units outstanding end of year.     22,488       16,863       13,508        9,128       22,745       21,528
                                 ========     ========     ========     ========     ========     ========
----------
*  Includes undistributed net
   investment income of:         $ 21,300     $ 16,076     $ 12,831     $  8,828     $ 44,166     $ 32,704
                                 ========     ========     ========     ========     ========     ========

                      See notes to financial statements.

                                           MONYEquity Master
------------------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                           Enterprise Accumulation Trust
------------------------  ----------------------------------------------------------------------------
          Money                                           Small Company
         Market                    Equity                     Value                    Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

 $   4,272    $  12,101   $   (40,974) $ 1,065,812   $  104,580   $1,043,032  $    15,373  $   570,036
         0            0      (857,964)    (863,163)    (226,536)    (200,237)    (863,263)  (1,347,132)

         0            0    (1,087,161)  (1,586,564)    (324,615)    (673,717)  (1,066,672)    (296,366)
 ---------    ---------   -----------  -----------   ----------   ----------  -----------  -----------

     4,272       12,101    (1,986,099)  (1,383,915)    (446,571)     169,078   (1,914,562)  (1,073,462)
 ---------    ---------   -----------  -----------   ----------   ----------  -----------  -----------

   396,455      227,921     1,539,453    1,703,994      934,482    1,037,221    1,823,189    2,046,956

  (229,116)    (110,374)   (1,010,245)    (969,103)    (699,833)    (572,189)  (1,554,685)  (1,270,158)
 ---------    ---------   -----------  -----------   ----------   ----------  -----------  -----------
   167,339      117,547       529,208      734,891      234,649      465,032      268,504      776,798
 ---------    ---------   -----------  -----------   ----------   ----------  -----------  -----------
   171,611      129,648    (1,456,891)    (649,024)    (211,922)     634,110   (1,646,058)    (296,664)
   503,230      373,582     6,370,050    7,019,074    4,338,798    3,704,688    8,562,014    8,858,678
 ---------    ---------   -----------  -----------   ----------   ----------  -----------  -----------
 $ 674,841    $ 503,230   $ 4,913,159  $ 6,370,050   $4,126,876   $4,338,798  $ 6,915,956  $ 8,562,014
 =========    =========   ===========  ===========   ==========   ==========  ===========  ===========

    40,522       30,993       532,023      472,274      204,616      182,442      631,443      575,976
    31,788       18,556       161,310      139,694       45,946       50,013      157,345      146,154
   (18,371)      (9,027)     (107,482)     (79,945)     (34,492)     (27,839)    (136,540)     (90,687)
 ---------    ---------   -----------  -----------   ----------   ----------  -----------  -----------
    53,939       40,522       585,851      532,023      216,070      204,616      652,248      631,443
 =========    =========   ===========  ===========   ==========   ==========  ===========  ===========

 $  66,958    $  62,686   $ 3,534,535  $ 3,575,509   $2,024,352   $1,919,772  $ 5,110,510  $ 5,095,137
 =========    =========   ===========  ===========   ==========   ==========  ===========  ===========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                  MONYEquity Master
                                    ----------------------------------------------------------------------------
                                                            Enterprise Accumulation Trust
                                    ----------------------------------------------------------------------------
                                                                     High Yield
                                          International                 Bond                     Growth
                                        Growth Subaccount            Subaccount                Subaccount
                                    ------------------------  ------------------------  ------------------------

                                    For the year For the year For the year For the year For the year For the year
                                       ended        ended        ended        ended        ended        ended
                                    December 31, December 31, December 31, December 31, December 31, December 31,
                                        2002         2001         2002         2001         2002         2001
                                    ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net Investment income (loss)......  $     (842)  $  128,013   $  48,201     $ 46,007     $   (773)    $   (575)
 Net realized loss on investments..    (132,682)     (98,675)    (14,373)     (18,199)     (13,190)      (4,515)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (120,722)    (445,255)    (28,095)      (1,547)     (47,239)     (22,821)
                                     ----------   ----------   ---------     --------     --------     --------
Net increase (decrease) in net
 assets resulting from operations..    (254,246)    (415,917)      5,733       26,261      (61,202)     (27,911)
                                     ----------   ----------   ---------     --------     --------     --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................     367,258      432,230     130,510      145,404       73,555       81,619
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    (222,189)    (234,412)   (101,903)     (82,820)     (41,210)     (19,913)
                                     ----------   ----------   ---------     --------     --------     --------
Net increase from unit transactions     145,069      197,818      28,607       62,584       32,345       61,706
                                     ----------   ----------   ---------     --------     --------     --------
Net increase (decrease) in net
 assets............................    (109,177)    (218,099)     34,340       88,845      (28,857)      33,795
Net assets beginning of period.....   1,170,224    1,388,323     597,663      508,818      242,506      208,711
                                     ----------   ----------   ---------     --------     --------     --------
Net assets end of period*..........  $1,061,047   $1,170,224   $ 632,003     $597,663     $213,649     $242,506
                                     ==========   ==========   =========     ========     ========     ========
Unit transactions:
Units outstanding beginning of
 period............................     117,820      100,108      48,673       43,551       28,653       21,398
Units issued during the period.....      41,681       39,323      11,002       12,128       10,746        9,662
Units redeemed during the period...     (25,842)     (21,611)     (8,597)      (7,006)      (6,249)      (2,407)
                                     ----------   ----------   ---------     --------     --------     --------
Units outstanding end of period....     133,659      117,820      51,078       48,673       33,150       28,653
                                     ==========   ==========   =========     ========     ========     ========
----------
*  Includes undistributed net
   investment income of:             $  297,310   $  298,152   $ 188,619     $140,418     $  3,220     $  3,993
                                     ==========   ==========   =========     ========     ========     ========

** Commencement of operations
***Amounts round to less than one.

                      See notes to financial statements.

                                             MONYEquity Master
-----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------
                                   Capital                                                 Equity
       Growth and               Appreciation                 Balanced                      Income
    Income Subaccount            Subaccount                 Subaccount                   Subaccount
------------------------  ------------------------  ------------------------    ---------------------------
                                                                 For the period              For the period
For the year For the year For the year For the year For the year May 4, 2001**  For the year June 19, 2001**
   ended        ended        ended        ended        ended        through        ended         through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2002         2001         2002         2001         2002          2001          2002          2001
------------ ------------ ------------ ------------ ------------ -------------- ------------ ---------------
 $   2,242     $    769     $   (709)    $    (46)     $    9       $    32        $   34        $    17
   (30,279)     (10,658)      (4,626)      (9,362)        (61)         (239)          (16)          (261)

  (121,571)     (65,635)     (13,383)      (9,232)         39             0          (639)           100
 ---------     --------     --------     --------      ------       -------        ------        -------

  (149,608)     (75,524)     (18,718)     (18,640)        (13)         (207)         (621)          (144)
 ---------     --------     --------     --------      ------       -------        ------        -------
   111,651      131,912       39,892       49,649       2,038         2,610         3,772          5,300

   (88,568)     (71,399)     (15,274)     (27,711)       (767)       (2,402)         (259)        (2,997)
 ---------     --------     --------     --------      ------       -------        ------        -------
    23,083       60,513       24,618       21,938       1,271           208         3,513          2,303
 ---------     --------     --------     --------      ------       -------        ------        -------
  (126,525)     (15,011)       5,900        3,298       1,258             1         2,892          2,159
   561,204      576,215       88,892       85,594           1             0         2,159              0
 ---------     --------     --------     --------      ------       -------        ------        -------
 $ 434,679     $561,204     $ 94,792     $ 88,892      $1,259       $     1        $5,051        $ 2,159
 =========     ========     ========     ========      ======       =======        ======        =======
    65,041       58,400       11,976        9,254           0             0           231              0
    16,007       14,623        5,724        6,340         239           263           438            556
   (12,492)      (7,982)      (2,218)      (3,618)        (90)         (263)          (31)          (325)
 ---------     --------     --------     --------      ------       -------        ------        -------
    68,556       65,041       15,482       11,976         149             0***        638            231
 =========     ========     ========     ========      ======       =======        ======        =======

 $   1,914     $   (328)    $  2,526     $  3,235      $   41       $    32        $   51        $    17
 =========     ========     ========     ========      ======       =======        ======        =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)



                                                     ---------------------------

                                                     ---------------------------

                                                              Multi-Cap
                                                               Growth
                                                             Subaccount
                                                     --------------------------
                                                                  For the period
                                                     For the year May 18, 2001**
                                                        ended        through
                                                     December 31,  December 31,
                                                         2002          2001
                                                     ------------ --------------
From operations:
  Net Investment income (loss)......................   $   (42)       $  (13)
  Net realized gain (loss) on investments...........      (594)          (41)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (1,869)         (134)
                                                       -------        ------
Net increase (decrease) in net assets resulting from
 operations.........................................    (2,505)         (188)
                                                       -------        ------
From unit transactions:
  Net proceeds from the issuance of units...........     7,011         5,378
  Net asset value of units redeemed or used to meet
   contract obligations.............................    (1,924)         (179)
                                                       -------        ------
Net increase (decrease) from unit transactions......     5,087         5,199
                                                       -------        ------
Net increase (decrease) in net assets...............     2,582         5,011
Net assets beginning of period......................     5,011             0
                                                       -------        ------
Net assets end of period*...........................   $ 7,593        $5,011
                                                       =======        ======
Unit transactions:
Units outstanding beginning of period...............       572             0
Units issued during the period......................     1,063           594
Units redeemed during the period....................      (298)          (22)
                                                       -------        ------
Units outstanding end of period.....................     1,337           572
                                                       =======        ======
----------
*Includes undistributed net investment income
 (loss) of:                                            $   (55)       $  (13)
                                                       =======        ======





                                                             Small Company                    Mid-Cap
                                                                Growth                        Growth
                                                              Subaccount                    Subaccount
                                                     ----------------------------  ----------------------------
                                                                   For the period                For the period
                                                     For the year August 8, 2001** For the year August 8, 2001**
                                                        ended         through         ended         through
                                                     December 31,   December 31,   December 31,   December 31,
                                                         2002           2001           2002           2001
                                                     ------------ ---------------- ------------ ----------------
From operations:
  Net Investment income (loss)......................   $   (60)        $  100        $   (96)        $   (7)
  Net realized gain (loss) on investments...........      (144)           (18)          (350)           (18)
  Net change in unrealized appreciation
   (depreciation) of investments....................    (1,383)           108         (4,547)          (130)
                                                       -------         ------        -------         ------
Net increase (decrease) in net assets resulting from
 operations.........................................    (1,587)           190         (4,993)          (155)
                                                       -------         ------        -------         ------
From unit transactions:
  Net proceeds from the issuance of units...........    26,266          4,941         14,570          3,876
  Net asset value of units redeemed or used to meet
   contract obligations.............................    (1,045)          (126)          (998)          (124)
                                                       -------         ------        -------         ------
Net increase (decrease) from unit transactions......    25,221          4,815         13,572          3,752
                                                       -------         ------        -------         ------
Net increase (decrease) in net assets...............    23,634          5,005          8,579          3,597
Net assets beginning of period......................     5,005              0          3,597              0
                                                       -------         ------        -------         ------
Net assets end of period*...........................   $28,639         $5,005        $12,176         $3,597
                                                       =======         ======        =======         ======
Unit transactions:
Units outstanding beginning of period...............       476              0            379              0
Units issued during the period......................     3,266            490          1,639            393
Units redeemed during the period....................      (129)           (14)          (144)           (14)
                                                       -------         ------        -------         ------
Units outstanding end of period.....................     3,613            476          1,874            379
                                                       =======         ======        =======         ======
----------
*Includes undistributed net investment income
 (loss) of:                                            $    40         $  100        $  (103)        $   (7)
                                                       =======         ======        =======         ======

** Commencement of operations
***Amounts round to less than one.

                      See notes to financial statements.

                                                     MONYEquity Master
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fidelity Variable Insurance
       Enterprise Accumulation Trust                                                                    Products Funds
-------------------------------------------                                                        --------------------------
                                                                                 Dreyfus
         Worldwide              Emerging              Dreyfus             Socially Responsible                VIP
           Growth               Countries           Stock Index                  Growth                     Growth
         Subaccount            Subaccount           Subaccount                 Subaccount                 Subaccount
-------------------------    --------------- ------------------------  --------------------------  --------------------------
             For the period  For the period                                         For the period
For the year June 13, 2001** July 24, 2002** For the year For the year For the year May 15, 2001** For the year  For the year
   ended         through         through        ended        ended        ended        through        ended         ended
December 31,  December 31,    December 31,   December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2002          2001            2002           2002         2001         2002          2001          2002          2001
------------ --------------- --------------- ------------ ------------ ------------ -------------- ------------  ------------
   $  (3)          $(1)         $     (4)      $  1,051     $  1,376      $   (5)        $ (1)       $ (1,166)     $ 10,867
      (7)            0               854         (8,761)      (9,710)       (198)          (9)        (23,790)      (28,799)

    (112)            0                 0        (34,207)      (8,258)       (214)          (8)        (44,839)      (18,560)
   -----           ---          --------       --------     --------      ------         ----        --------      --------

    (122)           (1)              850        (41,917)     (16,592)       (417)         (18)        (69,795)      (36,492)
   -----           ---          --------       --------     --------      ------         ----        --------      --------
     588             1            69,048         78,362      103,848       1,810          469         101,516       109,238

     (40)            0           (69,898)       (31,262)     (35,305)       (838)         (77)        (47,964)      (54,494)
   -----           ---          --------       --------     --------      ------         ----        --------      --------
     548             1              (850)        47,100       68,543         972          392          53,552        54,744
   -----           ---          --------       --------     --------      ------         ----        --------      --------
     426             0                 0          5,183       51,951         555          374         (16,243)       18,252
       0             0                 0        157,020      105,069         374            0         200,408       182,156
   -----           ---          --------       --------     --------      ------         ----        --------      --------
   $ 426           $ 0          $      0       $162,203     $157,020      $  929         $374        $184,165      $200,408
   =====           ===          ========       ========     ========      ======         ====        ========      ========
       0             0                 0         19,709       11,492          44            0          26,701        19,810
      62             0***          8,613         11,471       12,533         242           53          16,821        13,854
      (5)            0            (8,613)        (4,754)      (4,316)       (132)          (9)         (8,093)       (6,963)
   -----           ---          --------       --------     --------      ------         ----        --------      --------
      57             0***              0         26,426       19,709         154           44          35,429        26,701
   =====           ===          ========       ========     ========      ======         ====        ========      ========


   $  (4)          $(1)         $     (4)      $  4,134     $  3,083      $   (6)        $ (1)       $  9,159      $ 10,325
   =====           ===          ========       ========     ========      ======         ====        ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                               MONYEquity Master
                               --------------------------------------------------------------------------------
                                    Fidelity Variable Insurance Products Funds           Janus Aspen Series
                               ----------------------------------------------------  --------------------------
                                        VIP II                     VIP III                   Aggressive
                                      Contrafund            Growth Opportunities               Growth
                                      Subaccount                 Subaccount                  Subaccount
                               ------------------------  --------------------------  --------------------------
                                                                      For the period              For the period
                               For the year For the year For the year May 15, 2001** For the year May 15, 2001**
                                  ended        ended        ended        through        ended        through
                               December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                   2002         2001         2002          2001          2002          2001
                               ------------ ------------ ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).   $   (140)    $  2,023      $    1        $   (7)       $  (20)       $   (9)
 Net realized loss on
   investments................     (3,569)      (6,246)        (41)          (10)         (228)          (43)
 Net change in unrealized
   depreciation of investments     (9,772)      (7,106)       (426)         (140)         (680)         (317)
                                 --------     --------      ------        ------        ------        ------
Net decrease in net assets
 resulting from operations....    (13,481)     (11,329)       (466)         (157)         (928)         (369)
                                 --------     --------      ------        ------        ------        ------
From unit transactions:
 Net proceeds from the
   issuance of units..........     55,949       66,691         586         2,088         2,403         3,879
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (20,594)     (23,568)       (157)          (88)         (607)         (186)
                                 --------     --------      ------        ------        ------        ------
Net increase from unit
 transactions.................     35,355       43,123         429         2,000         1,796         3,693
                                 --------     --------      ------        ------        ------        ------
Net increase (decrease) in
 net assets...................     21,874       31,794         (37)        1,843           868         3,324
Net assets beginning of period    113,789       81,995       1,843             0         3,324             0
                                 --------     --------      ------        ------        ------        ------
Net assets end of period*.....   $135,663     $113,789      $1,806        $1,843        $4,192        $3,324
                                 ========     ========      ======        ======        ======        ======
Unit transactions:
Units outstanding beginning
 of period....................     13,866        8,689         199             0           413             0
Units issued during the period      7,185        8,027          72           208           410           437
Units redeemed during the
 period.......................     (2,661)      (2,850)        (20)           (9)          (94)          (24)
                                 --------     --------      ------        ------        ------        ------
Units outstanding end of
 period.......................     18,390       13,866         251           199           729           413
                                 ========     ========      ======        ======        ======        ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $  1,628     $  1,768      $   (6)       $   (7)       $  (29)       $   (9)
                                 ========     ========      ======        ======        ======        ======

                      See notes to financial statements.

                                            MONYEquity Master
---------------------------------------------------------------------------------------------------------
                               Janus Aspen Series
-------------------------------------------------------------------------------
                                      Capital                  Worldwide
          Balanced                 Appreciation                 Growth
         Subaccount                 Subaccount                Subaccount                   Total
---------------------------  ------------------------  ------------------------  ------------------------
             For the period
For the year June 13, 2001** For the year For the year For the year For the year For the year For the year
   ended         through        ended        ended        ended        ended        ended        ended
December 31,  December 31,   December 31, December 31, December 31, December 31, December 31, December 31,
    2002          2001           2002         2001         2002         2001         2002         2001
------------ --------------- ------------ ------------ ------------ ------------ ------------ ------------
  $   589        $   312       $   (368)    $  1,386     $    576     $   (469)  $   152,415  $ 2,903,267
      (44)           (59)       (29,905)     (23,108)     (25,537)     (45,597)   (2,228,080)  (2,660,547)
   (1,614)          (561)       (14,198)     (36,977)     (45,044)      (9,729)   (2,928,409)  (3,179,263)
  -------        -------       --------     --------     --------     --------   -----------  -----------
   (1,069)          (308)       (44,471)     (58,699)     (70,005)     (55,795)   (5,004,074)  (2,936,543)
  -------        -------       --------     --------     --------     --------   -----------  -----------
   28,369         14,889        114,798      126,828      124,702      150,378     6,327,343    6,666,192
     (478)          (533)       (75,508)     (50,973)     (59,362)     (68,469)   (4,403,009)  (3,709,036)
  -------        -------       --------     --------     --------     --------   -----------  -----------
   27,891         14,356         39,290       75,855       65,340       81,909     1,924,334    2,957,156
  -------        -------       --------     --------     --------     --------   -----------  -----------
   26,822         14,048         (5,181)      17,156       (4,665)      26,114    (3,079,740)      20,613
   14,048              0        258,029      240,873      238,479      212,365    24,067,204   24,046,591
  -------        -------       --------     --------     --------     --------   -----------  -----------
  $40,870        $14,048       $252,848     $258,029     $233,814     $238,479   $20,987,464  $24,067,204
  =======        =======       ========     ========     ========     ========   ===========  ===========
    1,435              0         39,919       28,955       38,546       26,409
    3,115          1,491         19,911       18,374       24,311       22,493
      (54)           (56)       (13,087)      (7,410)     (11,734)     (10,356)
  -------        -------       --------     --------     --------     --------
    4,496          1,435         46,743       39,919       51,123       38,546
  =======        =======       ========     ========     ========     ========


  $   901        $   312       $  2,570     $  2,938     $  8,294     $  7,718   $11,334,852  $11,182,437
  =======        =======       ========     ========     ========     ========   ===========  ===========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life) and MONY Survivorship Variable Universal Life These policies are issued by MONY. For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

   There are currently six Strategist subaccounts and twenty-eight MONYEquity Master subaccounts available within the Variable Account each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all Strategist and MONYEquity Master subaccounts for the year ended December 31, 2002 aggregated $ 3,281,655.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY received $1,430 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2002 were as follows:

                                    Cost of Shares Acquired   Proceeds from
                                    (Excludes Reinvestments) Shares Redeemed
                                    ------------------------ ---------------
   Strategist Subaccounts

   MONY Series Fund, Inc.
   Equity Growth Portfolio.........        $   23,048           $ 21,517
   Equity Income Portfolio.........            13,909              6,618
   Intermediate Term Bond Portfolio             7,558                701
   Long Term Bond Portfolio........             7,635              2,660
   Diversified Portfolio...........             1,686              3,203
   Money Market Portfolio..........               182             28,540

   MONYEquity Master Subaccounts

   MONY Series Fund, Inc.
   Government Securities Portfolio.           125,042             51,692
   Intermediate Term Bond Portfolio            79,918             21,677
   Long Term Bond Portfolio........            62,795             48,710
   Money Market Portfolio..........           365,088            201,876

   Enterprise Accumulation Trust
   Equity Portfolio................         1,225,587            736,308
   Small Company Value Portfolio...           759,698            556,400

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                               Cost of Shares Acquired   Proceeds from
                                               (Excludes Reinvestments) Shares Redeemed
4. Investment Transactions: (continued)        ------------------------ ---------------
Managed Portfolio.............................        $1,415,801          $1,202,526
International Growth Portfolio................           309,760             172,984
High Yield Bond Portfolio.....................           108,228              83,990
Growth Portfolio..............................            69,719              39,001
Growth and Income Portfolio...................           101,804              82,252
Capital Appreciation Portfolio................            37,393              13,452
Balanced Portfolio............................             1,944                 677
Equity Income Portfolio.......................             3,687                 200
Multi-Cap Growth Portfolio....................             6,698               1,651
Small Company Growth Portfolio................            26,149                 979
Mid-Cap Growth Portfolio......................            14,440                 958
Worldwide Growth Portfolio....................               589                  44
Emerging Countries Portfolio..................            69,047              69,901

Dreyfus
Dreyfus Stock Index Fund......................            69,638              23,665
Dreyfus Socially Responsible Growth Fund, Inc.             1,657                 692

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................            92,163              39,973
VIP II Contrafund Portfolio...................            51,014              16,556
VIP III Growth Opportunities Portfolio........               578                 163

Janus Aspen Series
Aggressive Growth Portfolio...................             2,389                 612
Balanced Portfolio............................            28,255                 483
Capital Appreciation Portfolio................           103,355              65,865
Worldwide Growth Portfolio....................           108,935              45,257

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                    At December 31, 2002   For the period ended December 31, 2002
                                  ------------------------ ------------------------------------
                                                           Investment
                                          Unit  Net Assets   Income       Expense      Total
Strategist Subaccounts            Units  Values   (000s)     Ratio*       Ratio**    Return***
----------------------            ------ ------ ---------- ----------     -------    ---------

MONY Series Fund, Inc.

Equity Growth Subaccount.........  1,027 $41.76    $ 43       0.59%        0.60%      (23.15)%
Equity Income Subaccount.........    950  42.35      40       1.70         0.60       (15.65)
Intermediate Term Bond Subaccount    544  28.59      16       2.91         0.60         8.67
Long Term Bond Subaccount........    626  36.08      23       3.97         0.60        13.39
Diversified Subaccount...........  2,043  35.24      72       2.07         0.60       (16.87)
Money Market Subaccount..........    877  20.69      18       1.49         0.60         0.93

MONYEquity Master Subaccounts
-----------------------------

MONY Series Fund, Inc.

Government Securities Subaccount. 22,488  13.68     308       2.82         0.75         5.80
Intermediate Term Bond Subaccount 13,508  14.21     192       3.32         0.75         8.56
Long Term Bond Subaccount........ 22,745  15.36     349       4.32         0.75        13.27
Money Market Subaccount.......... 53,939  12.51     675       1.48         0.75         0.72

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


                                                 At December 31, 2002    For the period ended December 31, 2002
5. Financial Highlights: (continued)           ------------------------- ------------------------------------
                                                                         Investment
                                                        Unit  Net Assets   Income       Expense      Total
Strategist Subaccounts                          Units  Values   (000s)     Ratio*       Ratio**    Return***
----------------------                         ------- ------ ---------- ----------     -------    ---------

Enterprise Accumulation Trust

Equity Subaccount............................. 585,851 $ 8.39  $ 4,913      0.00%        0.75%      (29.91)%
Small Company Value Subaccount................ 216,070  19.10    4,127      0.37         0.75        (9.91)
Managed Subaccount............................ 652,248  10.60    6,916      0.95         0.75       (21.83)
International Growth Subaccount............... 133,659   7.94    1,061      0.68         0.75       (20.04)
High Yield Bond Subaccount....................  51,078  12.37      632      8.66         0.75         0.73
Growth Subaccount.............................  33,150   6.45      214      0.41         0.75       (23.76)
Growth and Income Subaccount..................  68,556   6.34      435      1.22         0.75       (26.54)
Capital Appreciation Subaccount...............  15,482   6.12       95      0.00         0.75       (17.52)
Balanced Subaccount...........................     149   8.47        1      2.10         0.75        (7.73)
Equity Income Subaccount......................     638   7.91        5      1.66         0.75       (15.40)
Multi-Cap Growth Subaccount...................   1,337   5.68        8      0.00         0.75       (35.16)
Small Company Growth Subaccount...............   3,613   7.93       29      0.00         0.75       (24.55)
Mid-Cap Growth Subaccount.....................   1,874   6.50       12      0.00         0.75       (31.51)
Worldwide Growth Subaccount...................      57   7.42      426      0.00         0.75       (25.87)
Emerging Countries Subaccount.................       0      0        0      0.00         0.75       (21.50)

Dreyfus

Dreyfus Stock Index Subaccount................  26,426   6.14      162      1.42         0.75       (22.56)
Dreyfus Socially Responsible Growth Subaccount     154   6.04        1      0.21         0.75       (29.52)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................  35,429   5.20      184      0.13         0.75       (30.76)
VIP II Contrafund Subaccount..................  18,390   7.38      136      0.64         0.75       (10.11)
VIP III Growth Opportunities Subaccount.......     251   7.19        2      0.80         0.75       (22.44)

Janus Aspen Series

Aggressive Growth Subaccount..................     729   5.75        4      0.00         0.75       (28.48)
Balanced Subaccount...........................   4,496   9.09       41      4.15         0.75        (7.15)
Capital Appreciation Subaccount...............  46,743   5.41      253      0.60         0.75       (16.25)
Worldwide Growth Subaccount...................  51,123   4.57      234      1.00         0.75       (26.17)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized.
(^^)Amounts round to less than one thousand.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                         At December 31, 2001       For the period ended December 31, 2001
                                                   ---------------------------      -----------------------------------
                                                                                    Investment
                                                                Unit  Net Assets      Income      Expense       Total
Strategist Subaccounts                                Units    Values   (000s)        Ratio*      Ratio**     Return***
----------------------                             -------     ------ ----------    ----------    -------     ---------

MONY Series Fund, Inc.

Equity Growth Subaccount..........................   1,054     $54.34   $   57         0.00%       0.60%       (19.79)%
Equity Income Subaccount..........................     815      50.21       41         1.71        0.60        (11.52)
Intermediate Term Bond Subaccount.................     295      26.31        8         5.27        0.60          7.87
Long Term Bond Subaccount.........................     478      31.82       15         5.16        0.60          5.68
Diversified Subaccount............................   2,071      42.39       88         1.13        0.60        (15.93)
Money Market Subaccount...........................   2,246      20.50       46         3.44        0.60          3.17

MONYEquity Master Subaccounts
-----------------------------

MONY Series Fund, Inc.

Government Securities Subaccount..................  16,863      12.93      218         4.35        0.75          5.81
Intermediate Term Bond Subaccount.................   9,128      13.09      119         4.84        0.75          7.74
Long Term Bond Subaccount.........................  21,528      13.56      292         4.92        0.75          5.53
Money Market Subaccount...........................  40,522      12.42      503         3.59        0.75          3.07

Enterprise Accumulation Trust
Equity Subaccount................................. 532,023      11.97    6,370         0.00        0.75        (19.45)
Small Company Value Subaccount.................... 204,616      21.20    4,339         0.26        0.75          4.33
Managed Subaccount................................ 631,443      13.56    8,562         2.19        0.75        (11.83)
International Growth Subaccount................... 117,820       9.93    1,170         0.68        0.75        (28.41)
High Yield Bond Subaccount........................  48,673      12.28      598         8.85        0.75          5.14
Growth Subaccount.................................  28,653       8.46      243         0.48        0.75        (13.23)
Growth and Income Subaccount......................  65,041       8.63      561         0.89        0.75        (12.56)
Capital Appreciation Subaccount...................  11,976       7.42       89         0.70        0.75        (19.78)
Balanced Subaccount (1)...........................       0(^^)   9.18        0(^^^)    4.18(^)     0.75(^)      (8.20)
Equity Income Subaccount (2)......................     231       9.35        2         1.66(^)     0.75(^)      (6.50)
Multi-Cap Growth Subaccount (3)...................     572       8.76        5         0.00(^)     0.75(^)     (12.40)
Small Company Growth Subaccount (4)...............     476      10.51        5         0.00(^)     0.75(^)       5.10
Mid-Cap Growth Subaccount (4).....................     379       9.49        4         0.00(^)     0.75(^)      (5.10)
Worldwide Growth Subaccount (5)...................       0(^^)  10.01        0(^^^)    0.00(^)     0.75(^)       0.10

Dreyfus

Dreyfus Stock Index Subaccount....................  19,709       7.96      157         0.51        0.75        (12.91)
Dreyfus Socially Responsible Growth Subaccount (6)      44       8.57        0(^^^)    0.00(^)     0.75(^)     (14.30)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.............................  26,701       7.51      200         0.00        0.75        (18.37)
VIP II Contrafund Subaccount......................  13,866       8.21      114         0.59        0.75        (13.03)
VIP III Growth Opportunities Subaccount (6).......     199       9.27        2         0.00(^)     0.75(^)      (7.30)

Janus Aspen Series

Aggressive Growth Subaccount (6)..................     413       8.04        3         0.00(^)     0.75(^)     (19.60)
Balanced Subaccount (5)...........................   1,435       9.79       14         4.93(^)     0.75(^)      (2.10)
Capital Appreciation Subaccount...................  39,919       6.46      258         1.34        0.75        (22.36)
Worldwide Growth Subaccount.......................  38,546       6.19      238         0.53        0.75        (23.01)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Financial Highlights: (continued)


   and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized.
(^^)Amounts round to less than one.
(^^^)Amounts round to less than one thousand.
(1)For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(2)For the period June 19, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 18, 2001 (commencement of operations) through December 31, 2001.
(4)For the period August 8, 2001 (commencement of operations) through December 31, 2001.
(5)For the period June 13, 2001 (commencement of operations) through December 31, 2001.
(6)For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY Variable Account L at December 31, 2002, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account L

                 COMBINED STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                             ASSETS
                  Investments at cost........... $ 48,466,630
                                                 ============
                  Investments in Funds, at net
                    asset value................. $ 34,409,331
                  Amounts due from MONY.........       17,565
                  Amounts due from Funds........       18,094
                                                 ------------
                         Total assets...........   34,444,990
                                                 ------------
                           LIABILITIES
                  Amounts due to MONY...........       39,267
                  Amounts due to Funds..........       17,565
                                                 ------------
                         Total liabilities......       56,832
                                                 ------------
                  Net assets.................... $ 34,388,158
                                                 ============
                  Net assets consist of:
                    Contractholders' net
                     payments................... $ 43,105,864
                    Undistributed net
                     investment income..........   12,046,503
                    Accumulated net realized
                     loss on investments........   (6,706,910)
                    Net unrealized depreciation
                     of investments.............  (14,057,299)
                                                 ------------
                  Net assets.................... $ 34,388,158
                                                 ============

                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                  Dividend income................ $   321,281
                  Distributions from net
                    realized gains...............     151,524
                  Mortality and expense risk
                    charges......................    (226,269)
                                                  -----------
                  Net investment income..........     246,536
                                                  -----------
                  Realized and unrealized loss
                    on investments:
                    Net realized loss on
                     investments.................  (2,795,359)
                    Net change in unrealized
                     depreciation of investments.  (4,605,944)
                                                  -----------
                  Net realized and unrealized
                    loss on investments..........  (7,401,303)
                                                  -----------
                  Net decrease in net assets
                    resulting from operations.... $(7,154,767)
                                                  ===========

                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,


                                               2002         2001
                                           -----------  -----------
            From operations:
             Net investment income........ $   246,536  $ 3,231,474
             Net realized loss on
               investments................  (2,795,359)  (3,270,716)
             Net change in unrealized
               depreciation of investments  (4,605,944)  (3,560,698)
                                           -----------  -----------
            Net decrease in net assets
             resulting from operations....  (7,154,767)  (3,599,940)
                                           -----------  -----------
            From unit transactions:
             Net proceeds from the
               issuance of units of
               subaccounts................  15,967,812   15,851,567
             Net asset value of units
               redeemed or used to meet
               contract obligations of
               subaccounts................  (7,889,695)  (5,925,950)
                                           -----------  -----------
            Net increase from unit
             transactions of subaccounts..   8,078,117    9,925,617
                                           -----------  -----------
            Net increase in net assets....     923,350    6,325,677
            Net assets beginning of year..  33,464,808   27,139,131
                                           -----------  -----------
            Net assets end of year*....... $34,388,158  $33,464,808
                                           ===========  ===========
            ----------
            *Includes undistributed net
             investment income of:         $12,046,503  $11,799,967
                                           ===========  ===========

                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Life Insurance Policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), and Survivorship Variable Universal Life Insurance policies, collectively, the "Variable Life Insurance Policies". These policies are issued by MONY. For presentation purposes, the information related to all Variable Life Insurance policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently available twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, thirty-five MONY Custom Equity Master subaccounts, thirty-five MONY Custom Estate Master subaccounts, thirty-five Variable Universal Life subaccounts, and thirty-five Survivorship Universal Life subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Alger American Fund, INVESCO Variable Investment Funds, Inc., PIMCO Variable Insurance Trust, MFS Variable Insurance Trust, Lord Abbett Series Funds, PBHG Insurance Series Funds and The Universal Institutional Funds Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2002 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:


   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002 the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $5,496,975.

   MONY receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from .35% to ..75% of the average daily net assets of each of the respective subaccounts within the Variable Account. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY received $6,934 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2002, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

  MONY Series Fund, Inc.
  Intermediate Term Bond Subaccount................................ $  348,125
  Long Term Bond Subaccount........................................    608,278
  Government Securities Subaccount.................................    646,908
  Money Market Subaccount..........................................  3,311,902
  Equity Growth Subaccount.........................................     42,889
  Equity Income Subaccount.........................................     40,218
  Diversified Subaccount...........................................     71,984

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

           Enterprise Accumulation Trust
           Equity Subaccount............................. $5,617,710
           Small Company Value Subaccount................  4,678,930
           Managed Subaccount............................  7,280,433
           International Growth Subaccount...............  1,206,003
           High Yield Bond Subaccount....................    815,575
           Growth Subaccount.............................  1,094,767
           Growth and Income Subaccount..................  1,050,461
           Small Company Growth Subaccount...............    444,022
           Equity Income Subaccount......................    172,588
           Capital Appreciation Subaccount...............    422,588
           Multi-Cap Growth Subaccount...................    421,929
           Balanced Subaccount...........................     97,975
           Worldwide Growth Subaccount...................      8,974
           Emerging Countries Subaccount.................      4,283
           Mid-Cap Growth Subaccount.....................     42,309
           Global Socially Responsive Subaccount.........     18,779
           Total Return Subaccount.......................     37,015

           Dreyfus
           Dreyfus Stock Index Subaccount................  1,016,822
           Dreyfus Socially Responsible Growth Subaccount    118,570

           Fidelity Variable Insurance Products Funds
           VIP Growth Subaccount.........................    670,188
           VIP II Contrafund Subaccount..................    567,676
           VIP III Growth Opportunities Subaccount.......    101,196

           Janus Aspen Series
           Aggressive Growth Subaccount..................    492,821
           Balanced Subaccount...........................    429,475
           Capital Appreciation Subaccount...............    654,431
           Flexible Income Subaccount....................     30,963
           International Growth Subaccount...............     53,843
           Worldwide Growth Subaccount...................    807,215
           Strategic Value Subaccount....................

           The Alger American Funds
           Balanced Subaccount...........................     32,170
           Mid Cap Growth Subaccount.....................     57,622

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



4. Other: (continued)

            Invesco Variable Investment Fund
            Financial Services Subaccount............... $    14,614
            Health Services Subaccount..................      19,986
            Telecommunications Subaccount...............       7,219

            MFS Variable Insurance Trust
            Mid Cap Growth Subaccount...................      28,040
            New Discovery Series Subaccount.............      35,286
            Total Return Series Subaccount..............      72,442
            Utilities Series Subaccount.................       8,396

            The Universal Institutional Funds, Inc.
            Emerging Equities Subaccount................      24,717
            Global Value Equity Subaccount..............       3,817
            U.S. Real Estate Subaccount.................      67,881

            Lord Abbett Series Funds
            Bond Debenture Subaccount...................      22,543
            Growth and Income Subaccount................      76,793
            Mid-Cap Value Subaccount....................      64,476

            PIMCO Variable Insurance Trust
            Global Bond Subaccount......................      56,846
            Real Return Subaccount......................     139,351
            StocksPlus Growth and Income Subaccount.....     134,061

            PBHG Insurance Series Funds
            Mid-Cap Value Subaccount....................      77,598
            Select Value Subaccount.....................      16,455
                                                         -----------
            Total Net Asset--Combined Variable Account L  34,388,158
                                                         ===========

   During the year ended December 31, 2002, the aggregate cost of shares purchased (excluding reinvestments) and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all the subaccounts within the Variable Account were $16,166,059 and $8,303,496 respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company:

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of changes in shareholder's equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 3 to the consolidated financial statements, the Company changed its method of accounting for intangible and long-lived assets in 2002.


PricewaterhouseCoopers LLP
New York, New York
February 6, 2003

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2002 and 2001



                                                                                               2002      2001
                                                                                             --------- ---------
                                                                                               ($ in millions)
                                           ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5)....................... $ 7,828.2 $ 6,973.5
 Equity securities available-for-sale, at fair value (Note 5)...............................     247.7     297.5
 Mortgage loans on real estate (Note 6).....................................................   1,877.4   1,809.7
 Policy loans...............................................................................   1,212.5   1,229.0
 Real estate to be disposed of..............................................................      26.8     172.3
 Real estate held for investment............................................................     180.2      58.5
 Other invested assets......................................................................      97.3     116.7
                                                                                             --------- ---------
                                                                                              11,470.1  10,657.2
Cash and cash equivalents...................................................................     223.7     305.0
Accrued investment income...................................................................     204.0     192.9
Amounts due from reinsurers.................................................................     695.2     595.8
Premiums receivable.........................................................................       7.3      11.1
Deferred policy acquisition costs (Note 8)..................................................   1,226.4   1,233.8
Other assets................................................................................     528.6     569.7
Assets transferred in Group Pension Transaction (Note 11)...................................        --   4,650.4
Separate account assets.....................................................................   4,140.6   5,195.2
                                                                                             --------- ---------
       Total assets......................................................................... $18,495.9 $23,411.1
                                                                                             ========= =========
                            LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits...................................................................... $ 7,949.9 $ 7,870.0
Policyholders' account balances.............................................................   2,779.7   2,337.1
Other policyholders' liabilities............................................................     289.2     281.1
Amounts due to reinsurers...................................................................      67.7      74.6
Accounts payable and other liabilities......................................................     735.8     686.7
Long term debt (Note 14)....................................................................     216.9     216.9
Current federal income taxes payable........................................................     106.1     109.1
Deferred federal income taxes...............................................................     239.1     143.6
Liabilities transferred in Group Pension Transaction (Note 11)..............................        --   4,597.1
Separate account liabilities................................................................   4,137.6   5,192.3
                                                                                             --------- ---------
       Total liabilities....................................................................  16,522.0  21,508.5
                                                                                             --------- ---------
Commitments and contingencies (Note 16)
 Common stock, $1.00 par value; 2.5 million shares authorized; 2.5 million shares issued and
   outstanding at December 31, 2002 and 2001, respectively..................................       2.5       2.5
Capital in excess of par....................................................................   1,753.6   1,628.6
Retained earnings...........................................................................     137.8     233.4
Accumulated other comprehensive income......................................................      80.0      38.1
                                                                                             --------- ---------
       Total shareholder's equity...........................................................   1,973.9   1,902.6
                                                                                             --------- ---------
       Total liabilities and shareholder's equity........................................... $18,495.9 $23,411.1
                                                                                             ========= =========


         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 Years Ended December 31, 2002, 2001, and 2000

                                                                    2002      2001      2000
                                                                  --------  --------  --------
                                                                        ($ in millions)
Revenues:
Premiums......................................................... $  690.4  $  695.3  $  700.5
Universal life and investment-type product policy fees...........    200.5     207.2     205.8
Net investment income (Note 4)...................................    725.4     676.9     970.9
Net realized (losses)/gains on investments (Note 4)..............   (151.1)    (12.3)     37.5
Group Pension Profits (Note 11)..................................     82.3      30.7      37.1
Other income.....................................................    169.3     189.1     223.3
                                                                  --------  --------  --------
                                                                   1,716.8   1,786.9   2,175.1
                                                                  --------  --------  --------
Benefits and expenses:
Benefits to policyholders........................................    803.1     814.7     787.8
Interest credited to policyholders' account balances.............    119.3     110.5     110.6
Amortization of deferred policy acquisition costs................    156.1     158.8     139.1
Dividends to policyholders.......................................    188.0     236.6     235.5
Other operating costs and expenses...............................    459.4     519.4     503.3
                                                                  --------  --------  --------
                                                                   1,725.9   1,840.0   1,776.3
                                                                  --------  --------  --------
(Loss)/income from continuing operations before income taxes and
  extraordinary item.............................................     (9.1)    (53.1)    398.8
Income tax (benefit)/expense.....................................     (6.0)    (19.1)    134.8
                                                                  --------  --------  --------
(Loss)/income from continuing operations before extraordinary
  item...........................................................     (3.1)    (34.0)    264.0
Discontinued operations: loss from real estate to be disposed
  of, net of income tax benefit of $1.4 million..................     (2.5)       --        --
Extraordinary item (Note 14).....................................       --        --      37.7
                                                                  --------  --------  --------
Net (loss)/income................................................     (5.6)    (34.0)    226.3
Other comprehensive income, net (Note 4).........................     41.9      25.1      42.4
                                                                  --------  --------  --------
Comprehensive income/(loss)...................................... $   36.3  $   (8.9) $  268.7
                                                                  ========  ========  ========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 Years Ended December 31, 2002, 2001, and 2000

                                                                                                   Accumulated
                                                                              Capital in              Other         Total
                                                                       Common Excess of  Retained Comprehensive Shareholder's
                                                                       Stock     Par     Earnings    Income        Equity
                                                                       ------ ---------- -------- ------------- -------------
                                                                                          ($ in millions)
Balance, December 31, 1999............................................  $2.5   $1,563.6  $ 256.1     $(29.4)      $1,792.8
Dividends.............................................................    --         --   (100.0)        --         (100.0)
Capital Contribution..................................................    --       65.0       --         --           65.0
Comprehensive income:
  Net income..........................................................    --         --    226.3         --          226.3
  Other comprehensive income:
   Unrealized losses on investments net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).................    --         --       --       46.2           46.2
   Minimum pension liability adjustment...............................    --         --       --       (3.8)          (3.8)
                                                                        ----   --------  -------     ------       --------
  Other comprehensive income..........................................    --         --       --       42.4           42.4
Comprehensive income..................................................                                               268.7
                                                                        ----   --------  -------     ------       --------
Balance, December 31, 2000............................................   2.5    1,628.6    382.4       13.0        2,026.5
Dividends.............................................................    --         --   (115.0)        --         (115.0)
Comprehensive income:
  Net loss............................................................    --         --    (34.0)        --          (34.0)
  Other comprehensive income:
   Unrealized losses on investments net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).................    --         --       --       36.6           36.6
   Minimum pension liability adjustment...............................    --         --       --      (11.5)         (11.5)
                                                                        ----   --------  -------     ------       --------
  Other comprehensive income..........................................    --         --       --       25.1           25.1
Comprehensive loss....................................................                                                (8.9)
                                                                        ----   --------  -------     ------       --------
Balance, December 31, 2001............................................   2.5    1,628.6    233.4       38.1        1,902.6
Dividends.............................................................    --         --    (90.0)        --          (90.0)
Capital Contribution..................................................    --      125.0       --         --          125.0
Comprehensive income:
  Net loss............................................................    --         --     (5.6)        --           (5.6)
  Other comprehensive income:
   Unrealized losses on investments net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).................    --         --       --       43.8           43.8
   Minimum pension liability adjustment...............................    --         --       --       (1.9)          (1.9)
                                                                        ----   --------  -------     ------       --------
  Other comprehensive income..........................................    --         --       --       41.9           41.9
Comprehensive income..................................................    --         --       --         --           36.3
                                                                        ----   --------  -------     ------       --------
Balance, December 31, 2002............................................  $2.5   $1,753.6  $ 137.8     $ 80.0       $1,973.9
                                                                        ====   ========  =======     ======       ========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Years Ended December 31, 2002, 2001, and 2000

                                                                                            2002       2001       2000
                                                                                         ---------  ---------  ---------
                                                                                                 ($ in millions)
Cash flows from operating activities (Note 3):
Net (loss) income....................................................................... $    (5.6) $   (34.0) $   226.3
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
 Interest credited to policyholders' account balances...................................     103.1       92.0       99.9
 Universal life and investment-type product policy fee income...........................    (112.4)    (117.8)    (127.4)
 Capitalization of deferred policy acquisition costs....................................    (213.1)    (194.5)    (175.0)
 Amortization of deferred policy acquisition costs......................................     156.1      158.8      139.1
 Provision for depreciation and amortization............................................      36.5       64.9       32.9
 Provision for deferred federal income taxes............................................      31.6       (6.4)      63.4
 Net realized losses (gains) on investments.............................................     151.1       12.3      (37.5)
 Non-cash distributions from investments................................................     (14.9)      52.9     (226.7)
 Change in other assets and accounts payable and other liabilities......................    (142.2)     (55.1)     (69.7)
 Change in future policy benefits.......................................................      79.9       75.5       58.7
 Change in other policyholders' liabilities.............................................       8.1      (14.8)      10.6
 Change in current federal income taxes payable.........................................      (3.0)     (12.2)     (41.0)
 Loss on discontinued real estate operations............................................       3.9         --         --
 Extraordinary loss on extinguishment of debt...........................................        --         --       56.8
                                                                                         ---------  ---------  ---------
 Net cash provided by operating activities..............................................      79.1       21.6       10.4
                                                                                         =========  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
 Fixed maturity securities..............................................................   1,161.3    1,275.7    1,067.5
 Equity securities......................................................................      11.1       39.9      514.2
 Mortgage loans on real estate..........................................................     423.2      341.6      453.7
 Policy loans, net......................................................................      16.4       35.7        3.6
 Other invested assets..................................................................      39.3       57.9      179.6
Acquisitions of investments:
 Fixed maturity securities..............................................................  (1,722.7)  (1,398.0)  (1,058.9)
 Equity securities......................................................................     (28.5)     (51.4)    (127.6)
 Mortgage loans on real estate..........................................................    (503.4)    (405.3)    (442.4)
 Property and equipment, net............................................................     (25.5)     (41.2)     (54.8)
 Other invested assets..................................................................     (18.5)    (127.5)     (99.6)
 Other, net.............................................................................        --         --     (150.0)
                                                                                         ---------  ---------  ---------
Net cash (used in)/provided by investing activities.....................................    (647.3)    (272.6)     285.3
                                                                                         =========  =========  =========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2002, 2001, and 2000

                                                                    2002      2001       2000
                                                                  --------  --------  ---------
                                                                         ($ in millions)
Cash flows from financing activities:
Issuance of debt.................................................       --        --      215.0
Repayments of debt...............................................       --      (0.1)    (301.3)
Proceeds of demand note payable to affiliate.....................    121.0        --         --
Repayment of demand note payable to affiliate....................   (121.0)       --         --
Receipts from annuity and universal life policies credited to
  policyholders' account balances................................  1,179.2   1,150.9    2,287.1
Return of policyholders' account balances on annuity policies
  and universal life policies....................................   (727.3)   (979.3)  (2,305.9)
Capital contribution.............................................    125.0        --       65.0
Dividends paid to shareholder....................................    (90.0)   (115.0)    (100.0)
                                                                  --------  --------  ---------
Net cash provided by/(used in) financing activities..............    486.9      56.5     (140.1)
                                                                  --------  --------  ---------
Net (decrease)/increase in cash and cash equivalents.............    (81.3)   (194.5)     155.6
Cash and cash equivalents, beginning of year.....................    305.0     499.5      343.9
                                                                  --------  --------  ---------
Cash and cash equivalents, end of year........................... $  223.7  $  305.0  $   499.5
                                                                  ========  ========  =========
Supplemental disclosure of cash flow information:
Cash (received)/paid during the period for:
  Income taxes................................................... $  (27.5) $    5.9  $    93.3
  Interest....................................................... $   19.4  $   19.8  $    29.4


         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   The MONY Life Insurance Company ("MONY Life") and its subsidiaries (MONY Life and its subsidiaries are collectively referred to herein as the "Company"), provide life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI"), mutual funds, securities brokerage, securities trading, business and estate planning and trust services. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company's Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life, and (ii) financial advisors and account executives of the Company's securities broker dealer subsidiary. The Company's Wholesale distribution channel is comprised of (i) MONY Partners, a division of MONY Life, (ii) independent third party insurance brokerage general agencies and securities broker dealers and (iii) its corporate marketing team which markets COLI and BOLI products. For the year ended December 31, 2002, Retail distribution accounted for approximately 22.8% and 43.5% of sales of protection and accumulation products, respectively, while Wholesale distribution accounted for 77.2% and 56.5% of sales of protection and accumulation products, respectively. The Company principally sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico, and currently insures or provides other financial services to more than one million individuals.

   MONY Life's principal wholly owned direct and indirect operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force, (v) Trusted Securities Advisors Corp. ("Trusted Advisors"), which distributes investment products and services through a network of accounting professionals, (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their customers, and (vii) MONY International Holdings ("MIH"), which through its Brazilian domiciled insurance brokerage subsidiary, principally provides insurance brokerage services to unaffiliated third party insurance companies in Brazil and, to a lesser extent since its reorganization in 2001, provides life insurance, annuity and investment products, as well as trust services, to nationals of certain Latin American countries through its Cayman Island based insurance and banking subsidiaries (MONY Life Insurance Company of the Americas, Ltd. and MONY Bank and Trust Company of the Americas, Ltd., respectively).

   On February 27, 2002, The MONY Group Inc. ("MONY Group"), MONY Life's ultimate parent, formed MONY Holdings, LLC ("MONY Holdings") as a downstream, wholly-owned holding company of the MONY Group. MONY Group formed MONY Holdings for the purpose of issuing debt tied to the performance of the Closed Block Business within MONY Life (see Note 19). On April 30, 2002, the date MONY Holdings commenced its operations, MONY Holdings, through a structured financing tied to the performance of the Closed Block Business within MONY Life, issued $300.0 million of floating rate insured debt securities (the "Insured Notes") in a private placement and MONY Group, pursuant to the terms of the structured financing, transferred all of its ownership interest in MONY Life to MONY Holdings. Other than activities related to servicing the Insured Notes in accordance with the Insured Notes indenture and its ownership interest in MONY Life, MONY Holdings has no operations and engages in no other activities.

   Proceeds to MONY Holdings from the issuance of the Insured Notes, after all offering and other related expenses, were approximately $292.6 million. Of this amount, $60.0 million was deposited in a debt service coverage account (the "DSCA"), pursuant to the terms of the note indenture, to provide collateral for the payment of interest and principal on the Insured Notes and the balance of approximately $232.6 million was distributed to MONY Group in the form of a dividend. The Insured Notes mature on January 21, 2017. The Insured Notes pay interest only through January 21, 2008 at which time principal payments will begin to be made pursuant to an amortization schedule. Interest on the Insured Notes is payable quarterly at an annual rate equal to three month LIBOR plus 0.55%. Concurrent with the issuance of the Insured Notes, MONY Holdings entered into an interest rate swap contract (the "Swap"), which locked in a fixed rate of interest on the Insured Notes at 6.44%. Including debt issuance costs of $7.4

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES million and the cost of the insurance policy (75 basis points per annum) (the "Insurance Policy"), which guarantees the scheduled principal and interest payments on the Insured Notes, the all-in cost of the indebtedness is 7.36%. See Note 20 for further information regarding the Insured Notes.

2.  The Closed Block:

   On November 16, 1998, the Company, pursuant to the New York Insurance Law, established a closed block (the "Closed Block") of certain participating insurance policies (the "Closed Block in force business") as defined in its plan of demutualization (the "Plan"). In conjunction therewith, the Company allocated assets to the Closed Block that are expected to produce cash flows which, together with anticipated revenues from the Closed Block in force business, are expected to be sufficient to support the Closed Block in force business, including but not limited to the payment of claims and surrender benefits, certain expenses and taxes, and for the continuation of dividend scales in effect at the date of the Company's demutualization (assuming the experience underlying such dividend scales continues), and for appropriate adjustments in such scales if the experience changes. To determine the amount of assets to allocate to the Closed Block in order to provide sufficient funding for the aforementioned payments, the Company forecasted the expected cash flows from the Closed Block in force business and mathematically determined the cash flows that would need to be provided from assets allocated to the Closed Block to fully fund the aforementioned payments. Assets were then allocated to the Closed Block accordingly. The aforementioned forecast consists of a cash flow projection for each year over the estimated life of the policies in the Closed Block. The earnings from such expected cash flows from the Closed Block in force business and the assets allocated to the Closed Block are referred to as the "glide path earnings".

   All the cash flows from the assets allocated to the Closed Block and the Closed Block in force business inure solely to the benefit of the owners of policies included in the Closed Block. The assets and liabilities allocated to the Closed Block at the date of its formation (November 16, 1998, which was the effective date of the Company's demutualization) were recorded in the Company's financial statements at their historical carrying values. The carrying value of the assets allocated to the Closed Block is less than the carrying value of the Closed Block liabilities at the effective date of the Company's demutualization. The excess of the Closed Block liabilities over the Closed Block assets at the effective date of the Company's demutualization represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

   To the extent that the actual cash flows, subsequent to the effective date of the Company's demutualization, from the assets allocated to the Closed Block and the Closed Block in force business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if dividend scales used to determine Closed Block cash flows had been continued. Conversely, to the extent that the actual cash flows, subsequent to the effective date of the Company's demutualization, from the assets allocated to the Closed Block and the Closed Block in force business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if dividend scales used to determine Closed Block cash flows had been continued. Accordingly, the recognition of the estimated ultimate aggregate future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the ultimate aggregate actual experience of the Closed Block assets and the Closed Block in force business subsequent to the effective date of the Company's demutualization, except in the event that the actual experience of the Closed Block assets and the Closed Block in force business subsequent to the effective date of the Company's demutualization is not sufficient to pay the guaranteed benefits on the policies in the Closed Block, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

   However, because the decision to increase or decrease dividend scales is based on revised estimates as to the ultimate profitability of the Closed Block such actions will not necessarily coincide with periodic reports of the results of the Closed Block. Accordingly, actual earnings that emerge from the Closed Block may either be more or less than the expected Closed Block earnings (or "glide path earnings"). In accordance with American Institute of Certified Public Accountants ("AICPA") Statement

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES of Position 00-3 "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts", actual Closed Block earnings in excess of expected Closed Block earnings (or the "glide path earnings") in any period are recorded as an additional liability to Closed Block policyholders (referred to as the "deferred dividend liability") because such excess earnings inure solely to the benefit of the policyholders in the Closed Block. If actual Closed Block earnings are less than expected Closed Block earnings (or the "glide path earnings") in any period the difference is charged against the balance of any existing deferred dividend liability. If the deferred dividend liability is not sufficient to absorb the difference, any such remaining amount, not absorbed, will remain in earnings for the period and an adjustment will be made to get back on the glide path when earnings emerge in future periods that are sufficient to offset such remaining accumulated difference or through a subsequent reduction in dividend scales. As of December 31, 2002 and 2001, the deferred dividend liability was $33.2 million and $47.8 million, respectively.

   Since the Closed Block has been funded to provide for payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the in force business in the Closed Block experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure that the profits are distributed to the Closed Block policyholders in a fair and equitable manner. In addition, annually the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

3.  Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and charges for the impairment of invested assets, (iv) pension costs, (v) costs associated with contingencies, (vi) litigation and restructuring charges and (vii) income taxes. Certain reclassifications have been made in the amounts presented for prior years to conform those years to the current year's presentation.

  Principles of Consolidation

   The accompanying consolidated financial statements include the accounts of MONY Life and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

  Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in common stocks and venture capital limited partnerships. The Company's investments in common stocks are classified as available-for-sale and are reported at estimated fair value. The Company's investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company's percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest in the

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest is 20 percent or greater. In the unlikely event that the Company's ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company's earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company's earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company's investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. Fixed maturity securities deemed to be other than temporarily impaired are analyzed to assess whether such investments should be placed on non-accrual status. A fixed maturity security would be placed on non-accrual status when management believes it will not receive all principal and interest payments according to the original terms. Any cash received on non-accrual status securities is applied against the outstanding principal. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' respective interest rates.

   Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized losses on investments.

   Real estate investments meeting the following criteria are classified as "real estate to be disposed of" in the Company's consolidated statement of financial position and the results therefrom are reported as "discontinued operations" in the Company's consolidated statement of income and comprehensive income as a result of the Company's adoption in 2002 of SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"):

  . Management, having the authority to approve the action, commits the organization to a plan to sell the property;

  . The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;

  . An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing;

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  . The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;

  . The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and

  . Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

   Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as "to be disposed of" or fair value less estimated selling costs.

   Policy loans are carried at their unpaid principal balances.

   Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Collateralized Financing Transactions

   Securities loaned and borrowed are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral received or advanced. The fee received or paid by the Company is recorded as interest revenue or expense and is reflected in other income and other operating costs and expenses, respectively, in the consolidated statement of income and comprehensive income. The initial collateral advanced or received has a higher market value than the underlying securities. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded, as necessary.

   The Company utilizes short-term repurchase agreements as supplementary short-term financing and delivers U.S. Treasury securities as collateral for cash received. These repurchase agreements are accounted for as collateralized financings. The fee paid by the Company is recorded as interest. The Company monitors the market value of securities transferred on a daily basis, and provides additional collateral as necessary.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from participating and non-participating traditional life, health and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

  Commissions

   The Company earns commissions from clients for execution of securities, mutual funds, and insurance transactions. Commission revenues and related expenses are recorded on a trade-date basis and are reflected in other income and other operating costs and expenses, respectively, in the consolidated statement of income and comprehensive income.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Deferred Policy Acquisition Costs ("DPAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For participating traditional life policies, DPAC is amortized over the expected life of the contracts (30 years) as a constant percentage based on the present value of estimated gross margins expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the expected investment yield for the Closed Block was 7.26% for 2003 with subsequent years grading down to an ultimate aggregate yield of 7.13% in 2013. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends.

   For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8.0%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time-to-time that allow annuity contractholders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

   DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to other comprehensive income as of the balance sheet date.

  Future Policy Benefits and Policyholders' Account Balances

   Future policy benefit liabilities for participating traditional life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Dividend fund interest assumptions range from 2.0% to 5.5%.

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.6%, 5.9% and 5.9% for the years ended December 31, 2002, 2001, and 2000, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.3%, 4.5% and 4.9% for the years ended December 31, 2002, 2001, and 2000, respectively.

  Dividends to Policyholders

   Dividends to policyholders reflected on the consolidated statement of income and comprehensive income is comprised of policyholder dividends payable in the current year and the change in the deferred dividend liability. Dividends payable to policyholders are determined annually by the board of directors of the Company. All but a deminimus amount of dividends paid to policyholders are on policies in the Closed Block. Refer to Note 2 for a more detailed explanation of policyholder dividends, as well as the deferred dividend liability. The change on the deferred dividend liability recognized in the consolidated statement of income and comprehensive income was $(14.6) million, $21.2 million, and $2.5 million for the years ended December 31, 2002, 2001, and 2000, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Participating Business

   At December 31, 2002 and 2001, participating business, substantially all of which is in the Closed Block, represented approximately 34.0% and 39.4% of the Company's life insurance in force, and 73.7% and 76.8% of the number of life insurance policies in force, respectively. For each of the years ended December 31, 2002, 2001, and 2000, participating business represented approximately 82.5%, 83.5%, and 91.6%, respectively, of life insurance premiums.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its ultimate parent, the MONY Group and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation, the parent holding company of USFL. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

  Reinsurance

   The Company has reinsured certain of its life insurance and investment contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and comprehensive income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Consolidated Statements of Cash Flows -- Non-cash Transactions

   For the years ended December 31, 2002, 2001, and 2000, respectively, real estate of $12.0 million, $18.0 million, and $0.5 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned real estate acquired in satisfaction of debt of $33.1 million and $44.3 million, respectively. Other non-cash transactions, which are reflected in the statement of cash flows as a reconciling item from net income to net cash provided by operating activities, consisted primarily of stock distributions from the Company's partnership investments and payment-in-kind for interest due on certain fixed maturity securities.

  Recent Accounting Pronouncements Adopted as of December 31, 2002

   On January 1, 2001 the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001 the Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company's past business combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all business combinations initiated after June 30, 2001. The adoption of SFAS 141 had no material effect on the Company's earnings or financial position.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement was effective for fiscal years beginning after December 15, 2001. As a result of adopting this statement, the Company no longer recognizes goodwill amortization of approximately $1.3 million on an annualized basis. In addition, since the adoption of this standard, based on the Company's estimate of its reporting units, the Company has determined that none of its goodwill is impaired.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for the financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within such year, except that assets held for sale as a result of disposal activities initiated prior to the effective date of SFAS 144 may be accounted for in accordance with prior guidance until the end of the fiscal year in which SFAS 144 is effective. SFAS 144 retains many of the same provisions as SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Disposed of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statement of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company's real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2002 was $26.8 million. The Company's pretax loss from real estate to be disposed of for the year ended December 31, 2002, which is reported in the Company's consolidated statement of income and comprehensive income as a discontinued operation, was $3.9 million.

  Recent Accounting Pronouncements Not Yet Adopted as of December 31, 2002

   In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation 46"), which represents an interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), "Consolidated Financial Statements". ARB 51 requires that a Company's consolidated financial statements include subsidiaries in which the Company has a controlling financial interest. That requirement usually has been applied to subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as "variable interest entities") that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company's investment in a variable interest entity requires consolidation thereof. Interpretation 46 is effective immediately for investments made in variable interest entities after January 31, 2003 and it is effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The adoption of Interpretation 46 is not expected to have a material impact on the Company's earnings or financial position.

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Comprehensive Income:

   Net investment income for the years ended December 31, 2002, 2001, and 2000 was derived from the following sources:

                                                         2002   2001     2000
                                                        ------ ------  --------
                                                            ($ in millions)
Net Investment Income
Fixed maturity securities.............................. $486.7 $484.4  $  495.4
Equity securities......................................    7.8  (33.9)    239.4
Mortgage loans.........................................  138.9  139.8     144.3
Other investments (including cash and short-term)......  126.3  132.7     136.9
                                                        ------ ------  --------
Total investment income................................  759.7  723.0   1,016.0
Investment expenses....................................   34.3   46.1      45.1
                                                        ------ ------  --------
Net investment income.................................. $725.4 $676.9  $  970.9
                                                        ====== ======  ========

   Net realized gains (losses) on investments for the years ended December 31, 2002, 2001, and 2000 are summarized as follows:

                                                          2002    2001    2000
                                                        -------  ------  ------
                                                            ($ in millions)
Net Realized Gains (Losses) on Investments
Fixed maturity securities.............................. $ (79.5) $ (2.6) $(30.1)
Equity securities......................................   (38.7)   (7.8)   21.5
Mortgage loans.........................................    (3.0)    9.3    19.8
Other invested assets..................................   (29.9)  (11.2)   26.3
                                                        -------  ------  ------
Net realized gains (losses) on investments............. $(151.1) $(12.3) $ 37.5
                                                        =======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Comprehensive Income: (continued)


   Following is a summary of the change in unrealized investment gains (losses), net of related deferred income taxes and the adjustment for deferred policy acquisition costs (see Note 8), which are reflected in Accumulated Other Comprehensive Income for the periods presented. The net change in unrealized investment gains (losses) and the change in the Company's minimum pension liability represent the only components of other comprehensive income for the years ended December 31, 2002, 2001, and 2000 as presented below:

                                                          2002    2001    2000
                                                        -------  ------  ------
                                                            ($ in millions)
Other Comprehensive Income
Change in unrealized gains (losses):
Fixed maturity securities.............................. $ 360.5  $156.7  $196.7
Equity securities......................................     2.2    (3.4)  (59.9)
                                                        -------  ------  ------
Subtotal...............................................   362.7   153.3   136.8
AEGON Portfolio (See Note 11)..........................   (29.3)   31.0    20.6
                                                        -------  ------  ------
Subtotal...............................................   333.4   184.3   157.4
Effect on unrealized gains (losses) on investments
  attributable to:
  DPAC.................................................   (67.4)  (30.3)  (93.1)
  Deferred federal income taxes........................   (92.4)  (48.2)  (20.6)
Net unrealized gains (losses) and DPAC transferred to
  the Closed Block.....................................  (129.8)  (69.2)    2.5
                                                        -------  ------  ------
Change in unrealized gains (losses) on investments, net    43.8    36.6    46.2
Minimum pension liability adjustment...................    (1.9)  (11.5)   (3.8)
                                                        -------  ------  ------
Other comprehensive income............................. $  41.9  $ 25.1  $ 42.4
                                                        =======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001, and 2000 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                             2002    2001   2000
                                                                            ------  -----  -----
                                                                               ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments................................... $ 83.7  $34.6  $48.6
Reclassification adjustment for gains included in net income...............  (41.8)  (9.5)  (6.2)
                                                                            ------  -----  -----
Unrealized gains (losses) on investments, net of reclassification adjustments.............................................................. $ 41.9  $25.1  $42.4
                                                                            ======  =====  =====

   Unrealized gains (losses) on investments, (excluding net unrealized gains (losses) on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense (benefit) of $115.0 million, $43.2 million and $17.2 million, respectively, and $(71.4) million, $(32.1) million and $(95.5) million, respectively, relating to the effect of such unrealized gains (losses) on DPAC.

   Reclassification adjustments, (excluding net unrealized gains (losses) on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense (benefit) of $(22.5) million, $5.1 million and $3.3 million, respectively, and $4.1 million, $1.8 million and $2.5 million, respectively, relating to the effect of such amounts on DPAC.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  Fixed Maturity and Equity Securities:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002 and 2001 are as follows:

                                                                  Gross        Gross
                                                Amortized      Unrealized   Unrealized      Estimated
                                                  Cost            Gains       Losses       Fair Value
                                            ----------------- ------------- ----------- -----------------
                                              2002     2001    2002   2001  2002  2001    2002     2001
                                            -------- -------- ------ ------ ----- ----- -------- --------
                                                                   ($ in millions)
U.S. Treasury securities and Obligations of
  U.S. Government agencies................. $  847.2 $  292.7 $ 66.7 $ 14.7 $ 0.2 $ 0.2 $  913.7 $  307.2
Collateralized mortgage obligations:
 Government agency-backed..................    169.3    268.4    8.4    5.8    --   0.8    177.7    273.4
 Non-agency backed.........................     92.8    166.3    3.4    7.0    --   0.0     96.2    173.3
Other asset-backed securities:
 Government agency-backed..................    121.9     18.4    5.9    0.7    --   0.0    127.8     19.1
 Non-agency backed.........................    582.1    611.5   34.7   17.9   4.6   9.6    612.2    619.8
Foreign governments........................     42.5     32.1    6.1    4.0   0.3   0.7     48.3     35.4
Utilities..................................    546.1    551.3   37.1   16.9   7.2   4.6    576.0    563.6
Corporate bonds............................  4,871.4  4,830.3  385.1  153.0  30.7  58.3  5,225.8  4,925.0
                                            -------- -------- ------ ------ ----- ----- -------- --------
 Total bonds...............................  7,273.3  6,771.0  547.4  220.0  43.0  74.2  7,777.7  6,916.8
Redeemable preferred stocks................     47.0     55.6    3.5    1.2    --   0.1     50.5     56.7
                                            -------- -------- ------ ------ ----- ----- -------- --------
 Total..................................... $7,320.3 $6,826.6 $550.9 $221.2 $43.0 $74.3 $7,828.2 $6,973.5
                                            ======== ======== ====== ====== ===== ===== ======== ========

   The carrying value of the Company's fixed maturity securities available-for-sale at December 31, 2002 and 2001 is net of adjustments for impairments in value deemed to be other than temporary of $124.4 million and $48.2 million, respectively.

   At December 31, 2002 and 2001, there was $6.7 million and $0.0 million, respectively, of fixed maturity securities which had been non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities available-for-sale which:
(i) are in default as to principal or interest payments; (ii) are to be restructured pursuant to commenced negotiations; (iii) went into bankruptcy subsequent to acquisition; or (iv) are deemed to have other than temporary impairments to value as "problem fixed maturity securities." At December 31, 2002 and 2001, the carrying value of problem fixed maturity securities held by the Company was $274.7 million and $66.7 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2002 and 2001, the carrying value of potential problem fixed maturity securities held by the Company was $8.5 million and $16.1 million, respectively. In addition, at December 31, 2002 and 2001, the Company had no fixed maturity securities which had been restructured.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The amortized cost and estimated fair value of fixed maturity securities available-for-sale, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2002, are as follows:

                                                                  Amortized Estimated
                                                                    Cost    Fair Value
                                                                  --------- ----------
                                                                    ($ in millions)
Due in one year or less.......................................... $  498.7   $  507.5
Due after one year through five years............................  2,024.1    2,165.3
Due after five years through ten years...........................  2,779.3    3,020.4
Due after ten years..............................................  1,052.0    1,121.1
                                                                  --------   --------
       Subtotal..................................................  6,354.1    6,814.3
Mortgage- and asset-backed securities............................    966.2    1,013.9
                                                                  --------   --------
       Total..................................................... $7,320.3   $7,828.2
                                                                  ========   ========

   Fixed maturity securities available-for-sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity dates may differ from contractual maturity dates because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities available-for-sale during 2002, 2001, and 2000 were $468.1 million, $479.4 million and $441.3 million, respectively. Gross gains of $35.1 million, $21.3 million and $7.2 million and gross losses of $6.6 million, $8.3 million and $16.3 million were realized on these sales in 2002, 2001, and 2000, respectively.

  Equity Securities

   The cost, gross unrealized gains and losses, and estimated fair value of marketable and non-marketable equity securities at December 31, 2002 and 2001 are as follows:

                                                   Gross       Gross
                                                Unrealized  Unrealized    Estimated
                                 Amortized Cost    Gains      Losses     Fair Value
                                 -------------  ----------- ----------- -------------
                                  2002    2001  2002  2001  2002  2001   2002   2001
                                 ------  ------ ----- ----- ----- ----- ------ ------
                                                   ($ in millions)
Marketable equity securities.... $ 59.9  $ 67.3 $ 3.3 $ 6.2 $ 2.3 $ 6.9 $ 60.9 $ 66.6
Non-marketable equity securities  192.8   220.7  29.5  31.0  35.5  20.8  186.8  230.9
                                 ------  ------ ----- ----- ----- ----- ------ ------
                                 $252.7  $288.0 $32.8 $37.2 $37.8 $27.7 $247.7 $297.5
                                 ======  ====== ===== ===== ===== ===== ====== ======

   Proceeds from sales of equity securities during 2002, 2001, and 2000 were $16.5 million, $31.0 million and $499.2 million, respectively. Gross gains of $2.7 million, $3.1 million and $81.2 million and gross losses of $2.8 million, $9.5 million and $57.8 million were realized on these sales during 2002, 2001, and 2000, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2002 and 2001 consist of the following:

                                                      2002      2001
                                                    --------  --------
                                                      ($ in millions)
        Commercial and residential mortgage loans.. $1,592.3  $1,533.6
        Agricultural mortgage loans................    307.8     304.6
                                                    --------  --------
        Total loans................................  1,900.1   1,838.2
        Less: valuation allowances.................    (22.7)    (28.5)
                                                    --------  --------
        Mortgage loans, net of valuation allowances $1,877.4  $1,809.7
                                                    ========  ========

   An analysis of the valuation allowances for 2002, 2001, and 2000 is as follows:

                                                         2002   2001   2000
                                                        -----  -----  -----
                                                          ($ in millions)
    Balance, beginning of year......................... $28.5  $32.2  $37.3
    Increase/(decrease) in allowance...................   0.7   (0.8)  (4.9)
    Reduction due to pay-downs, pay-offs, and writeoffs  (2.1)  (0.2)  (0.2)
    Transfers to real estate...........................  (4.4)  (2.7)    --
                                                        -----  -----  -----
    Balance, end of year............................... $22.7  $28.5  $32.2
                                                        =====  =====  =====

   Impaired mortgage loans along with related valuation allowances as of December 31, 2002 and 2001 are as follows:

                                                                      2002    2001
                                                                     ------  ------
                                                                     ($ in millions)
                                                                     --------------
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 66.7  $ 93.5
Loans that do not have valuation allowances.........................   90.3    85.2
                                                                     ------  ------
       Subtotal.....................................................  157.0   178.7
Valuation allowances................................................  (14.7)  (18.4)
                                                                     ------  ------
       Impaired mortgage loans, net of valuation allowances......... $142.3  $160.3
                                                                     ======  ======

   During 2002, 2001, and 2000, the Company recognized $11.3 million, $12.8 million and $19.5 million, respectively, of interest income on impaired loans.

   At December 31, 2002 and 2001, the carrying value of mortgage loans which were non-income producing for the twelve months preceding such dates was $13.8 million and $22.0 million, respectively.

   At December 31, 2002 and 2001, the Company had restructured mortgage loans of $29.8 million and $66.3 million, respectively. Interest income of $1.5 million, $4.3 million and $6.8 million was recognized on restructured mortgage loans in 2002, 2001, and 2000, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $4.0 million, $7.2 million and $9.5 million in 2002, 2001, and 2000, respectively.

7.  Segment Information:

   The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

   Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's Accumulation Products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources), the Company aggregates its mutual fund operations with its Accumulation Products segment.

   Of the aforementioned segments, only the Protection Products segment and the Accumulation Products segment qualify as reportable segments in accordance with SFAS No. 131 "Disclosures about Segments of an Enterprise and Related Information". All of the Company's other segments are combined and reported in the Other Products segment.

   Products comprising the Protection Products segment primarily include a wide range of individual life insurance products, including: whole life, term life, universal life, variable universal life, corporate-owned life, last survivor whole life, last survivor variable universal life, last survivor universal life, group universal life and special-risk products. In addition, included in the Protection Products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits derived therefrom (see Note 11), (ii) the Closed Block assets and liabilities, as well as the revenues and expenses relating thereto (See Notes 2 and 18), and
(iii) the Company's disability income insurance products (which are 100% reinsured and no longer offered by the Company).

   The Accumulation Products segment primarily includes flexible premium variable annuities, single and flexible premium deferred annuities, single premium immediate annuities, proprietary mutual funds, investment management services, and certain other financial services products.

   The Company's Other Products segment primarily consists of a securities broker-dealer operation, an insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's career agency force with access to variable life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (See Note 11).

   Set forth in the table below is certain financial information with respect to the Company's reportable segments as of and for each of the years ended December 31, 2002, 2001, and 2000, as well as amounts not allocated to the segments. Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 3). The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g., items of an unusual or infrequent nature). The Company does not allocate certain non-recurring items to the segments. In addition, unless otherwise noted, all segment revenues are from external customers.

   Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment and maintain a separately calculated regulatory risk-based capital ("RBC") level for each segment. Allocations of the net investment income and net realized gains (losses) on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) have been allocated to the Protection Products segment.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Amounts reported as "reconciling amounts" in the table below primarily relate to: (i) contracts issued by the Company relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes, (iii) charges totaling $7.2 million and $56.8 million in 2002 and 2001, respectively, associated with the Company's reorganization (see Note
22), and (iv) a $1.5 million decrease in 2002 in certain reserves established in connection with the reorganization charge recorded in 2001 (see Note 22).

                     Segment Summary Financial Information

                                                                          2002(5) 2001(3)(6) 2000(7)
                                                                          ------- ---------- --------
                                                                                ($ in millions)
Premiums:
Protection Products...................................................... $662.9    $675.5   $  685.7
Accumulation Products....................................................   11.6       5.3        1.3
Other Products...........................................................   15.9      14.5       13.5
                                                                          ------    ------   --------
                                                                          $690.4    $695.3   $  700.5
                                                                          ======    ======   ========
Universal life and investment-type product policy fees:
Protection Products...................................................... $152.1    $151.6   $  134.8
Accumulation Products....................................................   46.8      54.7       70.0
Other Products...........................................................    1.6       0.9        1.0
                                                                          ------    ------   --------
                                                                          $200.5    $207.2   $  205.8
                                                                          ======    ======   ========
Net investment income and net realized gains (losses) on investments (8):
Protection Products...................................................... $467.8    $559.4   $  796.7
Accumulation Products....................................................   58.8      68.6      124.9
Other Products...........................................................   21.3      17.9       68.9
Reconciling amounts (4)..................................................   22.5      18.7       17.9
                                                                          ------    ------   --------
                                                                          $570.4    $664.6   $1,008.4
                                                                          ======    ======   ========
Other income:
Protection Products...................................................... $ 84.0    $ 46.8   $   57.7
Accumulation Products....................................................   96.1     107.4      120.2
Other Products...........................................................   60.7      57.5       77.4
Reconciling amounts......................................................   10.8       8.1        5.1
                                                                          ------    ------   --------
                                                                          $251.6    $219.8   $  260.4
                                                                          ======    ======   ========
Benefits to policyholders (1):
Protection Products...................................................... $794.2    $815.1   $  791.1
Accumulation Products....................................................   87.9      75.4       68.2
Other Products...........................................................   30.4      29.2       31.5
Reconciling amounts......................................................    9.9       5.5        7.6
                                                                          ------    ------   --------
                                                                          $922.4    $925.2   $  898.4
                                                                          ======    ======   ========
Amortization of deferred policy acquisition costs:
Protection Products...................................................... $110.3    $115.7   $  110.8
Accumulation Products....................................................   45.8      26.1       28.3
Reconciling amounts......................................................    0.0      17.0        0.0
                                                                          ------    ------   --------
                                                                          $156.1    $158.8   $  139.1
                                                                          ======    ======   ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                           2002(5)   2001(3)(6)  2000(7)
                                          ---------  ---------- ---------
                                                  ($ in millions)
      Other operating costs and expenses:
      Protection Products................ $   226.6  $   245.5  $   262.2
      Accumulation Products..............     119.4      127.2      120.0
      Other Products.....................      83.3       87.3      100.3
      Reconciling amounts................      30.1       59.4       20.8
                                          ---------  ---------  ---------
                                          $   459.4  $   519.4  $   503.3
                                          =========  =========  =========
      Income before income taxes (8)(9):
      Protection Products................ $    50.1  $    23.1  $   278.1
      Accumulation Products..............     (41.0)       5.7       98.4
      Other Products.....................     (15.4)     (27.3)      27.7
      Reconciling amounts................      (6.7)     (54.6)      (5.4)
                                          ---------  ---------  ---------
                                          $   (13.0) $   (53.1) $   398.8
                                          =========  =========  =========
      Assets:
      Protection Products................ $12,258.0  $16,212.9  $16,239.0
      Accumulation Products..............   4,521.8    5,077.7    5,593.5
      Other Products.....................     988.2    1,125.7    1,060.8
      Reconciling amounts................     727.9      994.8    1,309.0
                                          ---------  ---------  ---------
                                          $18,495.9  $23,411.1  $24,202.3
                                          =========  =========  =========
      Deferred policy acquisition costs:
      Protection Products................ $ 1,093.3  $ 1,087.0  $ 1,064.3
      Accumulation Products..............     133.1      146.8      145.4
                                          ---------  ---------  ---------
                                          $ 1,226.4  $ 1,233.8  $ 1,209.7
                                          =========  =========  =========
      Future policy benefits:
      Protection Products................ $ 7,543.3  $ 7,467.2  $ 7,384.8
      Accumulation Products..............     188.6      173.5      163.4
      Other Products.....................     203.1      213.9      229.6
      Reconciling amounts................      14.9       15.4       16.7
                                          ---------  ---------  ---------
                                          $ 7,949.9  $ 7,870.0  $ 7,794.5
                                          =========  =========  =========
      Unearned premiums:
      Protection Products................ $    54.7  $    53.1  $    47.9
      Accumulation Products..............        --         --         --
      Other Products.....................       2.6        2.8        2.5
      Reconciling amounts................        --         --         --
                                          ---------  ---------  ---------
                                          $    57.3  $    55.9  $    50.4
                                          =========  =========  =========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              2002(5)  2001(3)(6) 2000(7)
                                                              -------- ---------- --------
                                                                    ($ in millions)
Policyholders' balances and other policyholders' liabilities:
Protection Products.......................................... $1,629.8  $2,845.9  $2,858.0
Accumulation Products........................................  1,225.5     969.0     896.6
Other Products...............................................    155.7     145.3     149.3
Reconciling amounts..........................................      0.6       0.9       1.0
                                                              --------  --------  --------
                                                              $3,011.6  $3,961.1  $3,904.9
                                                              ========  ========  ========
Separate account liabilities (2)(10):
Protection Products (11)..................................... $  604.6  $3,783.7  $3,939.5
Accumulation Products........................................  2,699.0   3,464.3   4,072.9
Other Products...............................................    298.1     429.7     499.5
Reconciling amounts..........................................    535.9     694.1     770.1
                                                              --------  --------  --------
                                                              $4,137.6  $8,371.8  $9,282.0
                                                              ========  ========  ========

----------
(1) Includes interest credited to policyholders' account balances.
(2) Each segment includes separate account assets in an amount not less than the corresponding liability reported.
(3) See Note 22 for details regarding the allocation of Reorganization and Other Charges to segments.
(4) Reconciling amounts include interest expense related to the Intercompany Surplus Notes (see Note 14).
(5) Amounts reported as "reconciling" in 2002 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes, (iii) charges totaling $7.2 million pre-tax relating to the Company's 2002 reorganization charge (See Note 22), and (iv) a $1.5 million decrease in certain reserves associated with the Company's 2001 reorganization charge (See Note 22).
(6) Amounts reported as "reconciling" in 2001 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes and (iii) charges totaling $56.8 million pre-tax relating to the Company's reorganization.
(7) Amounts reported as "reconciling" in 2000 primarily relate to (i) contracts issued by MONY Life relating to its employee benefit plans and (ii) interest expense associated with the surplus and intercompany surplus notes.
(8) Amounts reported in 2002 include a loss of $3.9 million pre-tax from discontinued operations, of which $3.3 million, $0.4 million, and $0.2 million, has been allocated to the Protection Products, Accumulation Products and Other Products segments, respectively.
(9) Amounts reported in 2000 include an extraordinary charge of $37.7 million after tax for the cost incurred by the Company in connection with the repurchase of $115.0 million face amount 9.5% coupon surplus notes, and $123.0 million of its $125.0 million face amount 11.25% coupon surplus notes that were outstanding at December 31, 1999 (see Note 14).
(10)Includes separate account liabilities relating to the Group Pension Transaction of $0.0 million, $3,179.5 million, and $3,416.7 million as of December 31, 2002, 2001, and 2000, respectively (see Note 11).
(11)As explained in note 11, in accordance with GAAP, the Group Pension Transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the business transferred to Aegon USA, Inc. ("AEGON"). Accordingly, over the life of the transaction the Company was required to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". As a result of the expiration of the transaction at December 31, 2002 and the recognition of earnings from the Final Value Payment from AEGON the Company has no further interest in the transferred assets and liabilities and, accordingly, such assets and liabilities are no longer reflected on its balance sheet.

   Substantially all of the Company's revenues are derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single customer does not exceed 10.0% of total consolidated revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Following is a summary of revenues by product for the years ended December 31, 2002, 2001, and 2000:

                                                           2002   2001   2000
                                                          ------ ------ ------
                                                            ($ in millions)
  Premiums:
  Individual life........................................ $662.6 $675.1 $685.2
  Disability income insurance............................    0.3    0.4    0.5
  Group insurance........................................   15.9   14.5   13.5
  Other..................................................   11.6    5.3    1.3
                                                          ------ ------ ------
         Total........................................... $690.4 $695.3 $700.5
                                                          ====== ====== ======

                                                           2002   2001   2000
                                                          ------ ------ ------
                                                            ($ in millions)
  Universal life and investment-type product policy fees:
  Universal life......................................... $ 64.8 $ 68.8 $ 69.0
  Variable universal life................................   78.1   73.4   54.7
  Group universal life...................................    9.2    9.4   11.1
  Individual variable annuities..........................   46.8   54.7   69.7
  Individual fixed annuities.............................    1.6    0.9    1.3
                                                          ------ ------ ------
         Total........................................... $200.5 $207.2 $205.8
                                                          ====== ====== ======

8.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2002, 2001, and 2000 are as follows:

                                                  2002      2001      2000
                                                --------  --------  --------
                                                       ($ in millions)
  Balance, beginning of the year............... $1,233.8  $1,209.7  $1,248.2
  Costs deferred during the year...............    213.1     209.1     190.9
  Amortized to expense during the year.........   (156.1)   (158.8)   (139.1)
  Effect on DPAC from unrealized (gains) losses    (64.4)    (26.2)    (90.3)
                                                --------  --------  --------
  Balance, end of the year..................... $1,226.4  $1,233.8  $1,209.7
                                                ========  ========  ========

9.  Pension Plans and Other Postretirement Benefits:

  Pension Plans

   The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and
(b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current year or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 2002, the Company amended its Qualified Pension plan which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

   The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, private placement debt securities and bonds. At December 31, 2002 and 2001, $304.7 million and $415.3 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $30.2 million, $27.9 million and $33.9 million were paid by this plan for the years ended December 31, 2002, 2001, and 2000, respectively.

   The Company also sponsors a non-qualified employee excess benefit plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's compensation. Pension benefits are paid from the Company's general account.

  Postretirement Benefits

   The Company provides certain health care and life insurance benefits for retired employees and field underwriters. The Company amortizes its postretirement transition obligation over a period of twenty years.

   Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following presents the change in the benefit obligation, change in plan assets and other information with respect to the Company's qualified and non-qualified defined benefit pension plans and other benefits which represent the Company's postretirement benefit obligation:

                                                                                        Pension           Other
                                                                                       Benefits         Benefits
                                                                                    --------------  ----------------
                                                                                     2002    2001     2002     2001
                                                                                    ------  ------  -------  -------
                                                                                             ($ in millions)
Change in benefit obligation:
Benefit obligation at beginning of year............................................ $411.5  $386.1  $ 104.7  $ 103.9
Service cost.......................................................................    5.9     8.3      1.5      1.5
Interest cost......................................................................   29.2    30.9      6.7      7.2
Plan amendment.....................................................................    3.7     1.8       --       --
Actuarial loss.....................................................................   18.0    25.8     (0.9)     0.5
Benefits paid......................................................................  (36.9)  (41.4)    (9.9)    (8.4)
                                                                                    ------  ------  -------  -------
Benefit obligation at end of year.................................................. $431.4  $411.5  $ 102.1  $ 104.7
                                                                                    ======  ======  =======  =======
Change in plan assets:
Fair value of plan assets at beginning of year..................................... $419.5  $469.9  $    --  $    --
Actual return on plan assets.......................................................  (32.6)  (20.5)      --       --
Employer contribution..............................................................    6.7    13.5      9.9      8.4
Benefits and expenses paid.........................................................  (38.7)  (43.4)    (9.9)    (8.4)
                                                                                    ------  ------  -------  -------
Fair value of plan assets at end of year...........................................  354.9   419.5       --       --
                                                                                    ------  ------  -------  -------
Funded status......................................................................  (76.5)    8.0   (102.1)  (103.7)
Unrecognized actuarial loss........................................................  176.6    98.4     12.1     12.1
Unamortized transition obligation..................................................    1.7     2.1     30.6     33.6
Unrecognized prior service cost....................................................    1.5   (11.4)    (0.7)    (0.8)
                                                                                    ------  ------  -------  -------
Net amount recognized.............................................................. $103.3  $ 97.1  $ (60.1) $ (58.8)
                                                                                    ======  ======  =======  =======
Amounts recognized in the statement of financial position consist of the following:
Prepaid benefit cost............................................................... $151.0  $145.4  $    --  $    --
Accrued benefit liability..........................................................  (66.6)  (48.3)   (60.1)   (58.8)
Intangible asset...................................................................    1.7     2.1       --       --
Accumulated other comprehensive income.............................................   17.2    (2.1)      --       --
                                                                                    ------  ------  -------  -------
Net amount recognized.............................................................. $103.3  $ 97.1  $ (60.1) $ (58.8)
                                                                                    ======  ======  =======  =======

   The Company's qualified plan had assets of $345.7 million and $419.5 million at December 31, 2002 and 2001, respectively. The projected benefit obligation and accumulated benefit obligation for the qualified plan were $365.2 million and $338.9 million at December 31, 2002 and $343.5 million and $310.6 million at December 31, 2001, respectively.

   The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plan, which is unfunded, were $68.2 million and $66.6 million at December 31, 2002 and $68.0 million and $65.6 million at December 31, 2001, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               Pension     Other
                                                              Benefits   Benefits
                                                             ----------  --------
                                                             2002  2001  2002 2001
                                                             ----  ----  ---- ----
Weighted-average assumptions for the year ended December 31:
Discount rate...............................................  6.6%  7.3% 6.6% 7.3%
Expected return on plan assets.............................. 10.0% 10.0% 0.0% 0.0%
Rate of compensation increase (1)...........................   --    --  5.0% 5.0%

----------
(1)For pension benefits, no benefits bearing incentive compensation is assumed for 2002. Otherwise benefits bearing compensation is assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others. Benefits bearing incentive compensation for the top four officers is assumed to be 50% of base salary after 2002. Since postretirement life insurance benefits are subject to a cap of either $50,000 or salary in 1995, if greater, the rate of compensation increase has no significant impact on the values noted above.

   For measurement purposes, a 10% percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 6% percent for 2010 and remain at that level thereafter.

   Components of net periodic benefit cost for the pension and other post-retirement plans are as follows:

                                            Pension Benefits        Other Benefits
                                         ----------------------  -------------------
                                          2002    2001    2000    2002   2001   2000
                                         ------  ------  ------  -----  -----  -----
                                                       ($ in millions)
Components of net periodic benefit cost:
Service cost............................ $  5.9  $  8.3  $  6.1  $ 1.5  $ 1.5  $ 1.2
Interest cost...........................   29.2    30.9    29.4    6.7    7.2    6.5
Expected return on plan assets..........  (39.8)  (45.5)  (46.9)    --     --     --
Amortization of prior service cost......   (0.3)   (0.8)   (1.5)  (0.1)  (0.2)  (0.1)
Curtailment gain........................     --      --    (2.0)    --     --     --
Recognized net actuarial loss/(gain)....    4.6     1.1    (0.2)    --     --     --
Amortization of transition items........    0.3    (7.5)   (7.9)   3.1    3.1    3.1
                                         ------  ------  ------  -----  -----  -----
Net periodic benefit cost............... $ (0.1) $(13.5) $(23.0) $11.2  $11.6  $10.7
                                         ======  ======  ======  =====  =====  =====

   The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2002 and 2001, the fair value of plan assets was $165.1 million and $198.9 million, respectively. For the years ended December 31, 2002, 2001, and 2000, the Company contributed $2.8 million, $3.2 million and $3.2 million to the plan, respectively, which amounts are reflected in other operating costs and expenses in the Company's consolidated statement of income and comprehensive income.

   The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation, which equaled the accumulated benefit obligation, was $52.9 million and $59.5 million as of December 31, 2002 and 2001, respectively. The non-qualified defined contribution plan's net periodic expense was $(2.7) million, $(0.2) million and $7.2 million for the years ended December 31, 2002, 2001, and 2000, respectively.

   The Company also has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

10.  Income Taxes:

   The Company files a consolidated federal income tax return with its ultimate parent, the MONY Group, and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries (see Note 3).

   Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax (benefit)/expense is presented below:

                                                              2002    2001    2000
                                                             ------  ------  ------
                                                                 ($ in millions)
Income tax (benefit) expense:
   Current.................................................. $(39.0) $ 11.6  $ 82.1
   Deferred.................................................   33.0    (7.5)   52.7
                                                             ------  ------  ------
Income tax (benefit)/expense from continuing operations.....   (6.0)  (19.1)  134.8
Discontinued operations.....................................   (1.4)     --      --
Extraordinary item..........................................     --      --   (20.3)
                                                             ------  ------  ------
       Total................................................ $ (7.4) $(19.1) $114.5
                                                             ======  ======  ======

   Income taxes reported in the consolidated statement of income and comprehensive income are different from the amounts determined by multiplying the earnings before income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:


                                                              2002   2001    2000
                                                             -----  ------  ------
                                                                ($ in millions)
Tax at statutory rate....................................... $(7.4) $(19.1) $139.6
Dividends received deduction................................  (1.2)     --    (2.5)
Goodwill....................................................    --      --      --
Tax Return to Provisions Differences........................    --    (4.0)     --
Tax settlements/accrual adjustments.........................  (2.6)    3.2    (2.3)
Meals & Entertainment.......................................   1.5    (0.4)     --
Officers' Life Insurance....................................   3.7     1.2      --
Other.......................................................   9.3    15.5    (2.3)
                                                             -----  ------  ------
Federal Income tax (benefit)/expense from continuing
  operations................................................  (6.0)  (19.1)  134.8
  Discontinued operations...................................  (1.4)     --      --
  Extraordinary item........................................    --      --   (20.3)
                                                             -----  ------  ------
Provision for income taxes.................................. $(7.4) $(19.1) $114.5
                                                             =====  ======  ======


   MONY Group's income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The components of deferred tax liabilities and assets at December 31, 2002 and 2001 are as follows:

                                                         2002     2001
                                                       -------  -------
                                                        ($ in millions)
       Deferred policy acquisition costs.............. $ 134.1  $ 310.1
       Fixed maturity securities and equity securities   187.5    108.8
       Other, net (1).................................    82.6    185.4
       Nonlife subsidiaries...........................   (10.4)    (4.8)
                                                       -------  -------
              Total deferred tax liabilities..........   393.8    599.5
                                                       -------  -------
       Policyholder and separate account liabilities..   133.0    392.7
       Accrued expenses...............................    (8.6)    11.8
       Deferred compensation and benefits.............    25.6     66.4
       Policyholder dividends.........................    (5.2)      --
       Real estate and mortgages......................     9.9    (15.0)
                                                       -------  -------
              Total deferred tax assets...............   154.7    455.9
                                                       -------  -------
              Net deferred tax liability.............. $(239.1) $(143.6)
                                                       =======  =======
----------
(1)Includes $0.0 million and $10.9 million at December 31, 2002 and 2001 of deferred taxes relating to net unrealized gains on fixed maturity securities in the AEGON Portfolio (see Note 11).

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

11.  The Group Pension Transaction:

   On December 31, 1993 (the "Group Pension Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

   Pursuant to the Agreement, the Company agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44% per annum and the Series B Notes pay interest at 6.24% per annum. The Series B Notes matured on December 31, 2002 and the Series A Notes mature on April 7, 2003. The Company's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

   In accordance with GAAP, the transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the existing deposits on the transferred business (the "Existing Deposits"). Accordingly, the Company reflects the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Pension Transaction" and "Liabilities transferred in Group Pension Transaction" until the expiration of the agreement, December 31, 2002. In addition, the Company reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

   Pursuant to the Agreement, the Company received from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date.

   With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with an NAIC rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of, or at the time and in the calculation, of the Final Value Payment. All mortgage loans had been disposed of prior to the calculation of the Final Value Payment.

   Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in the Company's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in the Company's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which the Company is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

   Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to the Company. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to the Company upon maturity of the Series A Notes. As of December 31, 2002, there were no operating losses reported in any annual period during the term of the agreement, nor was the Company eligible for any New Business Growth payment.

   For the years ended December 31, 2002, 2001, and 2000, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $19.1 million, $27.4 million, and $26.9 million, respectively, and the Company recorded Group Pension Profits of $28.2 million, $30.7 million and $37.1 million, respectively. In addition, the Company earned $12.8 million of interest income on the Notes in each of the aforementioned years. In addition, the Company recorded earnings from the Final Value Payment of $54.1 million (before expenses of approximately $6.0 million relating thereto, which are recorded in "Other operating costs and expenses" in the consolidated statement of income and comprehensive income), on December 31, 2002.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following sets forth certain summarized financial information relating to the Group Pension Transaction as of and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (such assets hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities, and (iii) the components of revenue and expenses comprising the Group Pension Profits:

                                                                                                     As of December 31,
                                                                                                     ------------------
                                                                                                     2002(3)    2001
                                                                                                     -------  --------
                                                                                                      ($ in million)
Assets:
General Account
 Fixed maturity securities: available-for-sale, at estimated fair value (amortized cost of $1,371.2)   $--    $1,400.5
 Mortgage loans on real estate......................................................................    --        26.5
 Cash and cash equivalents..........................................................................    --        19.4
 Accrued investment income..........................................................................    --        24.5
                                                                                                       ---    --------
 Total general account assets.......................................................................    --     1,470.9
Separate account assets.............................................................................    --     3,179.5
                                                                                                       ---    --------
       Total assets.................................................................................   $--    $4,650.4
                                                                                                       ===    ========
Liabilities:
General account liabilities (1)
 Policyholders' account balances....................................................................   $--    $1,398.8
 Other liabilities..................................................................................    --        18.8
                                                                                                       ---    --------
 Total general account liabilities..................................................................    --     1,417.6
Separate account liabilities (2)....................................................................    --     3,179.5
                                                                                                       ---    --------
       Total liabilities............................................................................   $--    $4,597.1
                                                                                                       ===    ========

----------
(1)Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $71.2 million as of December 31, 2001.
(2)Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $11.8 million as of December 31, 2001.
(3)In accordance with GAAP, the Group Pension Transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the business transferred to AEGON. Accordingly, over the life of the transaction the Company was required to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". As a result of the expiration of the transaction at December 31, 2002 and the recognition of earnings from the Final Value Payment from AEGON the Company has no further interest in the transferred assets and liabilities and, accordingly, such assets and liabilities are no longer reflected on its balance sheet.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             For the Year Ended December 31,
                                                             ------------------------------
                                                              2002       2001      2000
                                                               ------    ------    ------
                                                                ($ in millions)
Revenues:
Product policy fees......................................... $ 18.3     $ 19.6    $ 26.3
Net investment income.......................................   88.2      102.0     113.5
Net realized gains (losses) on investments (2)..............    0.8        1.5      (1.2)
                                                               ------    ------    ------
       Total revenues.......................................  107.3      123.1     138.6
Benefits and Expenses:
Interest credited to policyholders' account balances........   63.5       74.8      84.6
Other operating costs and expenses..........................   15.6       17.6      16.9
                                                               ------    ------    ------
  Total benefits and expenses...............................   79.1       92.4     101.5
                                                               ------    ------    ------
  Group Pension Profit......................................   28.2       30.7      37.1
Final value payment (1).....................................   54.1         --        --
                                                               ------    ------    ------
       Total................................................ $ 82.3     $ 30.7    $ 37.1
                                                               ======    ======    ======

----------
(1)Expenses of approximately $6.0 million relating to the Final Value Payment are recorded in "Other operating costs and expenses" on the Company's consolidated statement of income and comprehensive income.
(2)Includes $2.5 million of pretax realized losses ($1.6 million after-tax) relating to the impairment of certain investments, which were included in the 4/th/ quarter 2001 Other Charges (see Note 22).

12.  Estimated Fair Value of Financial Instruments

   The estimated fair values of the Company's financial instruments approximate their carrying amounts, except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturity and Equity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments. Equity securities primarily consist of investments in common stocks and limited partnership interests. The fair value of the Company's investments in common stocks is determined based on quoted market prices, where available. The fair value of the Company's investments in limited partnership interests is based on amounts reported by such partnerships to the Company.

  Mortgage Loans

   The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2002 and 2001, the fair value of mortgage loans was $2,065.5 million and $1,880.8 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at market rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets and liabilities held in separate accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2002 were $1,459.2 million and $1,439.4 million, respectively. The carrying value and fair value of annuities at December 31, 2001 were $1,196.8 million and $1,187.6 million, respectively.

13.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The Company has entered into coinsurance agreements with other insurers related to a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities, and reinsures approximately 50% of its block of paid-up life insurance policies.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                    2002     2001     2000
                                                                  -------  -------  -------
                                                                       ($ in millions)
Direct premiums (includes $65.0 million, $68.3 million and $70.9 million of accident and health premiums for 2002, 2001, and
  2000, respectively)............................................ $ 801.7  $ 803.6  $ 806.0
Reinsurance assumed..............................................     7.2      6.0      5.3
Reinsurance ceded (includes ($64.6) million, ($67.8) million and
  ($70.4) million of accident and health premiums for 2002,
  2001, and 2000, respectively)..................................  (118.5)  (114.3)  (110.8)
                                                                  -------  -------  -------
Net premiums..................................................... $ 690.4  $ 695.3  $ 700.5
                                                                  =======  =======  =======
Universal life and investment type product policy fee income ceded.......................................................... $  34.5  $  27.7  $  26.0
                                                                  =======  =======  =======
Policyholders' benefits ceded.................................... $ 129.0  $ 126.4  $ 137.4
                                                                  =======  =======  =======
Interest credited to policyholders' account balances ceded....... $   2.9  $   3.7  $   3.6
                                                                  =======  =======  =======

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  Long Term Debt:

   The Company's long term debt at December 31, 2002 and 2001 consists of the following:

                                                   2002    2001
                                                  ------  ------
                                                  ($ in millions)
                 Surplus notes................... $  1.9  $  1.9
                 Intercompany Surplus Notes......  215.0   215.0
                                                  ------  ------
                        Total long term debt..... $216.9  $216.9
                                                  ======  ======

  Surplus and Senior Notes

   On January 12, 2000, the MONY Group filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides the Company with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of the Company to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters, as it considers necessary.

   On March 8, 2000, the MONY Group issued $300.0 million principal amount of senior notes (the "$300 million Senior Notes") pursuant to the aforementioned Shelf Registration. The $300 million Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the $300 million Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the MONY Group from the issuance of the $300 million Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by the MONY Group to finance MONY Life's repurchase, on March 8, 2000, of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and the "11.25% Notes", respectively), which were previously outstanding. The balance of the net proceeds from the issuance of the Senior Notes was retained by the MONY Group for general corporate purposes. In the third quarter of 2000 and first quarter of 2001, the Company repurchased another $6.5 million and $0.1 million face amount of the 11.25% notes, respectively, resulting in a remaining balance of $1.9 million at December 31, 2002. MONY Group's financing of MONY Life's repurchase of its 9.5% Notes and 11.25% Notes consisted of a capital contribution by MONY Group to MONY Life of $65.0 million and the purchase by MONY Group from MONY Life of two separate newly issued "intercompany" surplus notes. The intercompany surplus note issued to replace the 9.5% Notes has a par value of $115 million, a coupon rate of interest of 8.65%, and matures on December 31, 2012. The intercompany surplus note issued to replace the 11.25% Notes has a par value of $100 million, a coupon rate of interest of 8.65%, and matures on August 15, 2024. Principal on the intercompany surplus notes is payable at maturity and interest is payable semi-annually.

   As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, the Company recorded a pre-tax tax loss of $58.0 million ($37.7 million after tax) during 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on the Company's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on the Company's statement of income and comprehensive income for the year ended December 31, 2000.

15.  Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk:

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2002 and 2001, securities loaned by the Company under this agreement had a fair value

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES of approximately $351.8 million and $161.5 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis; the collateral is increased or decreased in accordance with the Company's agent agreement.

  Concentration of Credit Risk:

   At December 31, 2002 and 2001, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.3% and 1.9%, respectively, of total cash and invested assets.

   The Company's fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2002 are Consumer Goods of $1,444.8 million (18.3%), Asset/Mortgage Backs securities of $1,031.9 million (13.0%) and Other Manufacturing of $848.0 million (10.8%).

   The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprised 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2001 were Consumer Goods of $1,225.1 million (17.6%), Non-Government Asset/Mortgage Backed securities of $793.1 million (11.4%), and Public Utilities of $739.8 million (10.6%).

   The Company held below investment grade fixed maturity securities with a carrying value of $892.7 million at December 31, 2002. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2001, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $603.1 million.

   The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2002 and 2001 are as follows:

                                      2002            2001
                                 --------------  --------------
                                         ($ in millions)
               Geographic Region
               Mountain......... $  392.4  18.8% $  414.2  20.3%
               Southeast........    457.2  21.9     449.1  22.0
               Midwest..........    367.8  17.7     336.2  16.5
               West.............    367.1  17.6     361.6  17.7
               Northeast........    261.9  12.6     274.1  13.4
               Southwest........    238.0  11.4     205.3  10.1
                                 -------- -----  -------- -----
                      Total..... $2,084.4 100.0% $2,040.5 100.0%
                                 ======== =====  ======== =====

   The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2002 are: California, $236.8 million (11.5%); Arizona $212.2 million (10.3%); Texas, $186.2 million (9.1%); Washington D.C., $149.0 million (7.2%); New York, $145.7 million (7.1%); Georgia, $137.5 million (6.7%); and Minnesota, $97.2 million (4.7%).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As of December 31, 2002 and 2001, the real estate and mortgage loan portfolio was also diversified by property type as follows:

                                                        2002            2001
                                                   --------------  --------------
                                                           ($ in millions)
Property Type
Office buildings.................................. $  924.2  44.3% $  873.3  42.7%
Agricultural......................................    308.3  14.8     304.9  15.0
Hotel.............................................    274.3  13.2     297.8  14.6
Retail............................................    142.9   6.9     138.8   6.8
Other.............................................    123.2   5.9     135.1   6.6
Industrial........................................    188.2   9.0     156.6   7.7
Apartment buildings...............................    123.3   5.9     134.0   6.6
                                                   -------- -----  -------- -----
       Total...................................... $2,084.4 100.0% $2,040.5 100.0%
                                                   ======== =====  ======== =====

16.  Commitments and Contingencies:

   (i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision limiting the class to New York purchasers. In addition, the New York State

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY Life and MLOA intend to defend themselves vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

   On November 16, 1999, the MONY Group and MONY Life were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in force life insurance policies issued by MONY Life as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the Plan of Demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the Closed Block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the New York Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the New York Superintendent's order approving the Plan of Demutualization and/or directing the New York Superintendent to order MONY Life to increase the assets in the Closed Block, as well as unspecified monetary damages, attorneys' fees and other relief.

   In early January 2000, the MONY Group, MONY Life and the New York Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

   On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differed from the complaint previously filed in federal court in two primary respects. First, it no longer asserted a claim for damages against the New York Superintendent, nor did its prayer for relief seek entry of an order vacating or modifying the New York Superintendent's decision or requiring the New York Superintendent to direct MONY Life to place additional assets into the Closed Block. Rather, it sought an accounting and an order from the Court directing MONY Life to transfer additional assets to the Closed Block.

   Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claimed violated both the Insurance Law and MONY Life's fiduciary duties).

   The MONY Group, MONY Life and the New York Superintendent moved to dismiss the state court complaint in its entirety on a variety of grounds. On April 20, 2001, the New York Supreme Court granted both motions and dismissed all claims against the MONY Group, MONY Life and the New York Superintendent. On October 29, 2002, the New York State Appellate Division, First Department affirmed the dismissal of all claims against the MONY Group, MONY Life and the New York Superintendent. On November 8, 2002 plaintiffs filed a Motion with the New York Court of Appeals seeking permission to file an appeal from the Appellate Division's decision. On January 9, 2003, the Court of Appeals denied plaintiffs' motion, thereby concluding the litigation.

   (ii) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company is appealing, the Company recorded a charge aggregating $13.7 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately, $6.8 million of this charge is reflected in the income statement caption entitled "net realized losses" because it represents the return of proceeds originally

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which is reflected in the income statement caption entitled "other operating costs and expenses" represents management's best estimate of the interest that the court will require the Company to pay its former joint venture partner, as well as legal costs.

   (iii) In December 2002 federal securities regulators (SEC) and self-regulatory organizations (NASD) directed all broker-dealers, including the Company, to evaluate their procedures with respect to mutual fund sales charge breakpoints. Management does not believe that the outcome of its evaluation, including any determination it may make with respect to sales charges paid by its customers, will have a material adverse effect on the Company's results of operation, cash flows, or financial position.

   (iv) It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of the settlement, or re-evaluation of, the matters discussed above. Management believes, however, that the ultimate payments in connection with such matters should not have a material adverse affect on the Company's financial statements. In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's financial position or results of operations.

   (v) At December 31, 2002, the Company had commitments to fund the following:
$111.0 million of equity partnership investments, $7.5 million private fixed maturity security with an interest rate of 6.83%, $8.8 million of fixed rate agricultural loans with periodic interest rate reset dates with initial rates ranging from 6.25% to 7.37%, $139.6 million fixed and floating rate commercial mortgages with interest rates ranging from 3.93% to 8.36% and $7.4 million of mezzanine financing with pay rates ranging from 8.0% to 10.0%.

   The Company has entered into various operating lease agreements for office space, furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $46.1 million in 2002, $46.5 million in 2001, and $29.7 million in 2000. The future minimum rental obligations for the next five years and thereafter under these leases are: $45.3 million for 2003, $39.7 million for 2004, $35.4 million for 2005, $31.4 million for 2006, $28.0 million for 2007, and $119.1 million for the years thereafter.

   In 1988, the Company financed one of its real estate properties under a sale/leaseback arrangement with the proceeds received from the sale, amortized into income over the life of the lease. The lease has a term of 20 years beginning December 21, 1988 and requires minimum annual rental payments of $7.7 million in 2003, $7.9 million in 2004, $8.0 million in 2005, $8.2 million in 2006, $8.4 million for 2007 and $8.5 million for 2007. The Company has the option to renew the lease at the end of the lease term.

17.  StatutoryFinancial Information and Regulatory Risk-Based Capital:

   The combined statutory net income (loss) reported by the Company for the years ended December 31, 2002, 2001, and 2000 was $(83.5) million, $(30.2)
million, and $199.3 million, respectively. The combined statutory surplus of the Company as of December 31, 2002 and 2001 was $906.4 million and $917.4 million, respectively. Each of MONY Life and MLOA exceeds the minimum risk based capital requirements imposed by their respective state of domicile.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Closed Block -- Summary Financial Information:

   Summarized financial information of the Closed Block as of and for the years ended December 31, 2002 and 2001 is presented below.

                                                                                     December 31, December 31,
                                                                                         2002         2001
                                                                                     ------------ ------------
                                                                                          ($ in millions)
Assets:
Fixed maturity securities:
 Available-for-sale, at estimated fair value (amortized cost, $3,873.2 and $3,780.9)   $4,160.9     $3,868.9
Mortgage loans on real estate.......................................................      633.6        622.1
Real estate.........................................................................        8.3           --
Other invested assets...............................................................        0.9          6.2
Policy loans........................................................................    1,119.0      1,144.3
Cash and cash equivalents...........................................................       59.2         56.2
Premiums receivable.................................................................       11.1         12.5
Deferred policy acquisition costs...................................................      430.5        500.6
Other assets........................................................................      210.5        219.3
                                                                                       --------     --------
       Total Closed Block assets....................................................   $6,634.0     $6,430.1
                                                                                       ========     ========
Liabilities:
Future policy benefits..............................................................   $6,901.4     $6,869.8
Policyholders' account balances.....................................................      291.6        292.9
Other policyholders' liabilities....................................................      159.1        162.2
Other liabilities...................................................................      328.0        163.9
                                                                                       --------     --------
       Total Closed Block liabilities...............................................   $7,680.1     $7,488.8
                                                                                       ========     ========

                                                         For the year ended
                                                            December 31,
                                                       ---------------------
                                                        2002    2001   2000
                                                       ------  ------ ------
                                                          ($ in millions)
  Revenues:
  Premiums............................................ $509.1  $551.4 $582.4
  Net investment income...............................  396.5   397.6  395.7
  Net realized (losses)/gains on investments..........  (51.4)    6.0   (7.0)
  Other income........................................    2.2     2.4    2.2
                                                       ------  ------ ------
         Total revenues...............................  856.4   957.4  973.3
                                                       ------  ------ ------
  Benefits and Expenses:
  Benefits to policyholders...........................  566.8   606.9  620.9
  Interest credited to policyholders' account balances    8.6     8.9    8.8
  Amortization of deferred policy acquisition costs...   49.1    59.4   60.4
  Dividends to policyholders..........................  185.5   233.1  232.9
  Other operating costs and expenses..................    6.1     7.0    7.5
                                                       ------  ------ ------
         Total benefits and expenses..................  816.1   915.3  930.5
                                                       ------  ------ ------
  Contribution from the Closed Block.................. $ 40.3  $ 42.1 $ 42.8
                                                       ======  ====== ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying value of the Closed Block fixed maturity securities at December 31, 2002 and 2001 is net of adjustments for impairment of $60.5 million and $10.9 million, respectively.

   At December 31, 2002 and 2001, there were $0.6 million and $0.0 million of fixed maturity securities which have been non-income producing for the twelve months preceding such dates.

   At December 31, 2002 and 2001, there were problem fixed maturity securities of $123.3 million and $6.5 million, respectively. At December 31, 2002 and 2001, there were potential problem fixed maturity securities of $0.0 million and $3.2 million, respectively. There were no fixed maturity securities which were restructured at December 31, 2002 and 2001.

   The amortized cost and estimated fair value of fixed maturity securities in the Closed Block, by contractual maturity dates, excluding scheduled sinking funds, as of December 31, 2002 are as follows:

                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                   ($ in millions)
          Due in one year or less............... $  363.5   $  366.6
          Due after one year through five years.  1,004.4    1,082.7
          Due after five years through ten years  1,412.2    1,541.3
          Due after ten years...................    584.7      633.1
                                                 --------   --------
                 Subtotal.......................  3,364.8    3,623.7
          Mortgage and asset backed securities..    508.4      537.2
                                                 --------   --------
                                                 $3,873.2   $4,160.9
                                                 ========   ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity dates may differ from contractual maturity dates because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Mortgage loans on real estate in the Closed Block at December 31, 2002 and 2001 consist of the following:

                                                       2002    2001
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $599.4  $594.2
          Agricultural and other loans...............   42.7    40.2
                                                      ------  ------
          Subtotal...................................  642.1   634.4
          Less: valuation allowances.................   (8.6)  (12.3)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $633.5  $622.1
                                                      ======  ======

   An analysis of the valuation allowances for the years ended December 31, 2002 and 2001 is as follows:

                                                            2002    2001
                                                           -----   -----
                                                           ($ in millions)
        Beginning balance................................. $12.3   $14.8
        Increase/(decrease) in allowance..................   0.8    (2.4)
        Reduction due to pay downs, payoffs, and writeoffs  (1.3)   (0.1)
        Transfer to Real Estate -- Foreclosures...........  (3.2)     --
                                                           -----   -----
        Valuation Allowances.............................. $ 8.6   $12.3
                                                           =====   =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances as of December 31, 2002 and 2001 were as follows:

                                                                      2002    2001
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 47.4  $ 64.3
Loans that do not have valuation allowances.........................   73.2    35.5
                                                                     ------  ------
       Subtotal.....................................................  120.6    99.8
Valuation allowances................................................  (10.7)  (13.5)
                                                                     ------  ------
Impaired mortgage loans, net of valuation allowances................ $109.9  $ 86.3
                                                                     ======  ======

   For the year ended December 31, 2002, the Closed Block recognized $9.9 million of interest income on impaired loans. For the year ended December 31, 2001 the Closed Block recognized $8.4 million of interest income on impaired loans.

   At December 31, 2002 and 2001, there were $0.1 million and no mortgage loans in the Closed Block which were non-income producing for the twelve months preceding such dates.

   At December 31, 2002 and 2001, the Closed Block had restructured mortgage loans of $8.5 million and $12.2 million, respectively. Interest income of $0.6 million and $0.9 million was recognized on such loans for the year ended December 31, 2002 and 2001, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.0 million and $1.3 million for the respective periods.

   The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, are not funded in the Closed Block. These expenses are reported in the Company's statement of income and comprehensive income, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of income and comprehensive income. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

19.  The Closed Block Business:

   The Closed Block Business ("CBB") is comprised of certain amounts within MONY Holdings and MONY Life. Within MONY Holdings, the Closed Block Business includes: (i) the Insured Notes, (ii) the capitalized costs of issuing the Insured Notes, (iii) the DSCA Sub-account CBB (see Note 20), (iv) the Swap, and
(v) the Insurance Policy (see Note 1). Within MONY Life, the Closed Block Business includes: (i) the Closed Block discussed in Notes 2 and 18, and (ii) an amount of capital (hereafter referred to as "Surplus and Related Assets") outside the Closed Block, but within MONY Life, that when aggregated with the assets and liabilities in the Closed Block results in an aggregate carrying value of assets in the Closed Block Business within MONY Life in excess of the carrying value of the liabilities in the Closed Block Business within MONY Life. The amount by which the assets in the Closed Block Business within MONY Life exceed the liabilities in the Closed Block Business within MONY Life represents a sufficient amount of capital based on regulatory standards to support the Closed Block Business within MONY Life. All business of MONY Holdings and subsidiary other than the Closed Block Business is defined in the note indenture as the Ongoing Business ("OB"). The determination of the amount of Surplus and Related Assets was based on Statutory Accounting Practices as required by the note indenture. As the Closed Block's results of operations emerge an equal amount of the Surplus and Related Assets is intended to become available to the Ongoing Business. The investment of the Surplus and Related Assets is restricted to permitted investments and subject to certain concentration limitations as outlined in the Insured Note indenture (see Note
1).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following tables set forth certain summarized financial information attributable to the Ongoing Business and the Closed Block Business of MONY Holdings and its subsidiary, MONY Life, as of and for the year ended December 31, 2002:

                                                                          As of December 31, 2002
                                                                      -------------------------------
                                                                                  Closed
                                                                      Ongoing      Block
                                                                      Business  Business(1)   Total
                                                                      --------- ----------- ---------
                                                                              ($ in millions)
Assets:
Fixed maturity securities available for sale, at estimated fair value $ 2,248.4  $5,579.8   $ 7,828.2
Equity securities available for sale, at estimated fair value........     247.7        --       247.7
Mortgage loans on real restate.......................................     927.0     950.4     1,877.4
Other invested assets................................................     281.7      22.7       304.4
Policy loans.........................................................      93.5   1,119.0     1,212.5
Debt service coverage account -- OB..................................      64.7        --        64.7
Debt service coverage account -- CBB.................................        --       9.4         9.4
Cash and cash equivalents............................................     128.7      95.0       223.7
Accrued investment income............................................      54.3     149.7       204.0
Amounts due from reinsurers..........................................     602.5      92.7       695.2
Deferred policy acquisition costs....................................     795.9     430.5     1,226.4
Other assets.........................................................     575.5      17.7       593.2
Separate account assets..............................................   4,140.6        --     4,140.6
                                                                      ---------  --------   ---------
       Total assets.................................................. $10,160.5  $8,466.9   $18,627.4
                                                                      =========  ========   =========
Liabilities:
Future policy benefits............................................... $ 1,048.5  $6,901.4   $ 7,949.9
Policyholders' account balances......................................   2,488.1     291.6     2,779.7
Other policyholders' liabilities.....................................     130.1     159.1       289.2
Other liabilities....................................................     810.3     421.2     1,231.5
Long term debt.......................................................     217.5     300.0       517.5
Separate account liabilities.........................................   4,137.6        --     4,137.6
                                                                      ---------  --------   ---------
       Total liabilities............................................. $ 8,832.1  $8,073.3   $16,905.4
                                                                      =========  ========   =========

----------
(1)Includes the assets and liabilities of MONY Holdings as of December 31, 2002.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                       For the Year Ended
                                                                       December 31, 2002
                                                                 -----------------------------
                                                                            Closed
                                                                 Ongoing     Block
                                                                 Business Business(1)   Total
                                                                 -------- ----------- --------
                                                                        ($ in millions)
Revenues:
Premiums........................................................  $181.3    $509.1    $  690.4
Universal life and investment-type product policy fees..........   200.5        --       200.5
Net investment income...........................................   247.0     480.1       727.1
Net realized losses on investments..............................   (76.8)    (74.2)     (151.0)
Group Pension Profits...........................................    82.3        --        82.3
Other income....................................................   167.0       2.3       169.3
                                                                  ------    ------    --------
       Total revenues...........................................   801.3     917.3     1,718.6
                                                                  ------    ------    --------
Benefits and Expenses:
Benefits to policyholders.......................................   236.3     566.8       803.1
Interest credited to policyholders' account balances............   110.7       8.6       119.3
Amortization of deferred policy acquisition cost................   107.0      49.1       156.1
Dividends to policyholders......................................     2.5     185.5       188.0
Other operating costs and expenses..............................   393.4      81.4       474.8
                                                                  ------    ------    --------
       Total benefits and expenses..............................   849.9     891.4     1,741.3
                                                                  ------    ------    --------
Net (loss) income from continuing operations before income taxes  $(48.6)   $ 25.9    $  (22.7)
                                                                  ======    ======    ========

----------
(1)Includes: (i) revenues and expenses associated with the DSCA, the Insured Notes, and the Swap for the period from April 30, 2002 (the date of MONY Holdings' commencement of operations) through December 31, 2002, (ii) the net contribution to income from the Surplus and Related Assets from April 30, 2002 (the date of MONY Holdings' commencement of operations) through December 31, 2002, and (iii) the results of operations from the Closed Block from January 1, 2002 through December 31, 2002.

   The statutory surplus of MONY Life as of December 31, 2002 was $906.4 million, of which $555.6 million was attributable to the Ongoing Business and $350.8 million was attributable to the Closed Block Business. Statutory net gain from operations of MONY Life for the year ended December 31, 2002 was $154.6 million, of which $59.3 million was attributable to the Ongoing Business and $95.3 million was attributable to the Closed Block Business. The net gain from operations attributable to the Closed Block Business includes: (i) the net contribution to income from the Surplus and Related Assets from April 30, 2002 (the date of commencement of operations of the Closed Block Business) through December 31, 2002, and (ii) the results of operations from the Closed Block from January 1, 2002 through December 31, 2002.

20.  The Insured Notes:

   Dividends from MONY Life are the principal source of cash inflow, which will enable MONY Holdings to meet its obligations under the Insured Notes. The ability of MONY Life to declare and pay MONY Holdings a dividend is governed by the Insurance Law of the State of New York. The Insurance Law of the State of New York permits a stock life insurance company to pay dividends each calendar year, without the prior approval of the superintendent of the insurance department, in an amount equal to the lesser of (a) ten percent of its "policyholders' surplus" as of the end of the preceding calendar year or (b) the company's "net gain from operations" for the preceding calendar year (not including realized capital gains), as determined in accordance with Statutory Accounting Practices prescribed or permitted by the Insurance Department of the State of New York (hereafter referred to as the "NY Dividend Statute"). Under the New York State Insurance Law, the maximum allowable dividend from MONY Life to its shareholder in 2003 without regulatory approval is $90.6 million.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In addition, pursuant to the Note indenture, dividends to MONY Holdings from MONY Life are required to be allocated between the Ongoing Business and the Closed Block Business. This allocation, while principally based on separately applying the NY Dividend Statute to the "policyholders' surplus" and "net gain from operations" attributable to the Ongoing Business and the Closed Block Business, is subject to certain adjustments described in the Note indenture. The amount of the dividend attributable to the Closed Block Business is required to be deposited in the Debt Service Coverage Account -- Subaccount CBB. As described in the Note indenture, the amount of the dividend deposited in the Debt Service Coverage Account -- Subaccount CBB will not generally be available for dividend to the MONY Group until all the obligations to pay principal, interest and other amounts on the Insured Notes are fully extinguished. Under limited circumstances, if the fair value of the Debt Service Coverage Account exceeds amounts set forth in the Note indenture, such excess can become available earlier for dividend to the MONY Group. The amount of such dividend attributable to the Ongoing Business will generally be available to MONY Holdings to pay dividends to the MONY Group. See Note 1 for additional information regarding the Insured Notes.

21.  Goodwill and Other Intangible Assets -- Adoption of Statement 142

   In accordance with the adoption of SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142") goodwill is periodically tested for impairment and is no longer amortized. The following tables set forth the impact of the adoption of SFAS 142 on the Company's net income for years ended December 31, 2002, 2001 and 2000. In addition, as required by SFAS 142, management tested the carrying value of the Company's goodwill at December 31, 2002 and determined that no impairment exists.

                                              For the Year Ended
                                                 December 31,
                                             ---------------------
                                              2002   2001    2000
                                             -----  ------  ------
                                                ($ in millions)
             Reported net (loss) income..... $(5.6) $(34.0) $226.3
             Add back: Goodwill amortization    --     1.3     1.3
                                             -----  ------  ------
             Adjusted net (loss) income..... $(5.6) $ 32.7  $227.6
                                             =====  ======  ======

   The goodwill amortization recorded for the years ended December 31, 2001 and 200 was included in the Protection Products and Other Products segments as follows:

                                             For the Year Ended
                                             December 31,
                                             ------------------
                                             2001      2000
                                             ----      ----
                                             ($ in millions)
                         Protection Products $1.1      $1.1
                         Other Products.....  0.2       0.2
                                               ----      ----
                                Total....... $1.3      $1.3
                                               ====      ====

   The following table summarizes the significant components of goodwill, and the related amortization by segment for the periods presented.

                                     2002               2001
                              ------------------ -----------------
                              Protection  Other  Protection  Other
                               Segment   Segment  Segment   Segment
                              ---------- ------- ---------- -------
                                         ($ in millions)
            Beginning Balance   $17.9     $1.3     $19.0     $ 1.5
            Amortization.....      --       --      (1.1)     (0.2)
                                -----     ----     -----     -----
            Ending Balance...   $17.9     $1.3     $17.9     $ 1.3
                                =====     ====     =====     =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

22.  Reorganization and Other Charges:

   During the fourth quarter of 2002 and 2001, the Company recorded Reorganization and Other charges aggregating approximately $7.2 million and $144.4 million, respectively. Of these charges, $7.2 million and $19.1 million, respectively, met the definition of "restructure charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". The 2002 restructure charge consisted of severance and related benefits resulting from headcount reductions of 161 and 26, respectively, in the Company's home office and career agency system, as well as losses from the abandonment of certain leased offices and equipment. The 2001 restructure charge consisted of severance and related benefits of $10.3 million resulting from headcount reductions of 117 and 240, in the Company's home office and career agency system, respectively, and $8.7 million of other miscellaneous items. The balance of the charge in 2001, $125.4 million, was unrelated to the Company's restructure activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio; (ii) the write-off of deferred sales charges in the Company's mutual fund business to reflect revised estimates of recoverability which are principally due to the decline in the value of the Company's internet funds; (iii) write-downs of certain information technology assets; and (iv) other miscellaneous items.

   The following tables summarize the components of the aforementioned charges recorded during 2002 and 2001, respectively. None of the charges referred to below as "Reorganization Charges" have been allocated to the Company's operating segments, however, the charges in 2001 referred to as "Other Charges" have been allocated to the Company's operating segments. All Reorganization Charges incurred in 2002 and 2001 are reported as reconciling items.

2002:

                                                           Net Realized
                                                 Operating    Losses    Total
                                                 --------- ------------ -----
                                                       ($ in millions)
   Reorganization Charges (1):
   Severance benefits and incentive compensation   $6.1        $--      $6.1
   Leased offices and equipment.................    1.1         --       1.1
                                                   ----        ---      ----
   Total Reorganization Charges before tax......   $7.2        $--      $7.2
                                                   ====        ===      ====
   Total Reorganization Charges after tax.......   $4.7        $--      $4.7
                                                   ====        ===      ====

----------
(1)All of the reorganization charges recorded in 2002 meet the definition of "restructuring charges" as defined by EITF 94-3.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

2001:

                                                                           Net Realized
                                                                 Operating    Losses    Total
                                                                 --------- ------------ ------
                                                                        ($ in millions)
Reorganization Charges:
Severance benefits and incentive compensation...................  $ 22.8      $  --     $ 22.8
Leased offices and equipment....................................     8.7         --        8.7
Deferred policy acquisition costs...............................    17.0         --       17.0
Other...........................................................     8.3         --        8.3
                                                                  ------      -----     ------
       Subtotal -- Reorganization Charges.......................    56.8         --       56.8
Other Charges:
Asset Impairments and Valuation Related Write-downs.............    29.9       20.1       50.0
Deferred Sales Charges..........................................     7.0         --        7.0
Information technology assets...................................     9.4         --        9.4
Other...........................................................    21.2         --       21.2
                                                                  ------      -----     ------
       Subtotal -- Other Charges................................    67.5       20.1       87.6
                                                                  ------      -----     ------
       Total -- Reorganization and Other Charges before tax.....  $124.3      $20.1     $144.4
                                                                  ======      =====     ======
       Total -- Reorganization and Other Charges after tax......  $ 80.8      $13.1     $ 93.9
                                                                  ======      =====     ======

   All charges referred to as Reorganization Charges included in the table above, except $17.0 million related to deferred policy acquisition costs in 2001 and $5.3 million related to investment expenses in 2001, are included in "Other operating costs and expenses" in the Company's 2001 consolidated income statement.

   The following table indicates the line items in the Company's consolidated and segmented income statements for the year ended December 31, 2001 that the Other Charges in the table above are reflected in. In addition, all of the reorganization charges are reflected in reconciling in the table as discussed above.

                                                  Protection Accumulation Other Reconciling Total
                                                  ---------- ------------ ----- ----------- ------
                                                                  ($ in millions)
Premiums.........................................   $ 1.0       $  --     $ --     $  --    $  1.0
Net investment income............................    20.3         3.8      3.3       5.3      32.7
Group pension profit.............................     2.5          --       --        --       2.5
Benefits to policyholders........................     1.8         3.9       --        --       5.7
Amortization of deferred policy acquisition costs      --         2.0       --      17.0      19.0
Other operating costs and expenses...............    17.6        10.3      1.0      34.5      63.4
                                                    -----       -----     ----     -----    ------
Total Other Operating Charges....................    43.2        20.0      4.3      56.8     124.3
Net realized losses on investments...............    14.9         2.8      2.4        --      20.1
                                                    -----       -----     ----     -----    ------
       Total Other Charges.......................   $58.1       $22.8     $6.7     $56.8    $144.4
                                                    =====       =====     ====     =====    ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions during 2002 and 2001, as well as the changes therein. Such liability is reflected in accounts payable and other liabilities on the Company's consolidated balance sheet.

                                                                                 Change
                                                                                   in
                                                  December 31,           Cash    Reserve  December 31,
                                                      2001     Charges Payments Estimates     2002
                                                  ------------ ------- -------- --------- ------------
                                                                    ($ in millions)
Restructuring Charges Liability:
Severance benefits...............................    $ 8.1      $6.1    $(5.4)    $(1.0)     $ 7.8
Other restructure charges........................      4.5       1.1     (1.2)       --        4.4
                                                     -----      ----    -----     -----      -----
       Total Restructuring Charges Liability.....    $12.6      $7.2    $(6.6)    $(1.0)     $12.2
                                                     =====      ====    =====     =====      =====

23.  Implications of the Events of September 11th:

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $3.9 million pre-tax. In addition, the Company incurred damages from the interruption of certain of its business operations. These damages principally consist of: (i) lost revenues at MSC and Enterprise resulting from the close of the New York securities markets, (ii) the temporary closing of the Company's New York corporate offices, and (iii) lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11, 2001. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverage. To date, the Company has recovered $0.3 million relating to the aforementioned damages under its insurance coverage.

24.  Subsequent Events (Unaudited):

   During 2002, MONY Holdings commenced activities to register the Insured Notes with the SEC as provided for under the note indenture. On February 14, 2003, the SEC declared such registration effective.

   In March 2003, litigation relating to the disposition of a real estate asset as discussed in Note 16 (ii) was settled for approximately $4.0 million less than the provision previously recorded. Accordingly, during the first quarter of 2003 the Company will reverse such over-accrual to income.

                                    PART C

                               OTHER INFORMATION

Item 27.  Exhibits

1.  Board of Directors Resolution.


  a)Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L (1)


2.  Custodian Agreements. Not applicable.

3.  Underwriting Contracts.


  a)Underwriting Agreement among The Mutual Life Insurance Company of New York, MONY Series Fund, Inc. and MONY Securities Corp. (2)



  b)Proposed specimen agreement between MONY Securities Corp. and registered representatives (4)



  c)Commission Schedule (3)


4.  Contracts.


  a)Form of Policy (5)



  b)Form of Adjustable Term Insurance Rider (5)



  c)Form of Enhanced Cash Value Rider (5)



  d)Form of Enhanced Maturity Extension Rider (5)


5.  Applications.


  a)Application Form for Flexible Premium Variable Universal Life Insurance Policy (6)


6.  Depositor's Certificate of Incorporation and By-Laws.


  a)Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company (7)



7.  Reinsurance Contracts. (4)



  a)Automatic and Facultative Yearly Renewable Term Reinsurance Agreement among MONY Life Insurance Company of America, MONY Life Insurance Company and Security Life of Denver Insurance Company



  b)Automatic Reinsurance Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Munich American Reassurance Company



  c)Reinsurance Agreement No. MON01 YA between MONY Life Insurance Company and Gerling Global Life Reinsurance Company


8.  Participation Agreements.


  a)Participation Agreement among The Alger American Fund, Fred Alger & Company, Incorporated, and MONY Life Insurance Company (8)



  b)Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company (9)





  c)Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and MONY Life Insurance Company of America (10)





   (i)Amended Participation Agreement among Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company (4)



  d)Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and MONY Life Insurance Company (8)

  e)Participation Agreement between Janus Aspen Series and MONY Life Insurance Company (8)



  f)Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company (8)



  g)Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and MONY Life Insurance Company (8)





  h)Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company (8)



  i)Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd, LLP and MONY Life Insurance Company (8)



  j)Participation Agreement between MONY Life Insurance Company and T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (6)



  k)Participation Agreement among MONY Life Insurance Company and Variable Insurance Products Fund and Fidelity Distributors Corporation (6)



  l)Participation Agreement among MONY Life Insurance Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (6)



  m)Participation Agreement among MONY Life Insurance Company and Variable Insurance Products Fund III and Fidelity Distributors Corporation (6)





  n)Participation Agreement between MONY Life Insurance Company and Vanguard Variable Insurance Fund (12)



   (i)Amended Participation Agreement among MONY Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation (12)


9.  Administrative Contracts.


  a)Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (4)



  b)Third Party Administration and Transfer Agent Agreement between Andesa TPA, Inc. and The Mutual Life Insurance Company of New York (11)


10. Other Material Contracts. Not applicable.

11. Legal Opinion.


  a)Opinion and consent of Arthur D. Woods, Esq. (12)



  b)Opinion and Consent of Robert Levy, Esq. (12)



12. Actuarial Opinion. Not applicable.





13. Calculations. Not applicable.


14. Other Opinions.


  a)Consent of PricewaterhouseCoopers LLP (12)


15. Omitted Financial Statements. No financial statements are omitted from Item 24.

16. Initial Capital Agreements. Not Applicable.


17. Redeemability Exemption. (12)

18. Powers of Attorney. (5)


  a)Michael I. Roth, Director, Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

  b)Samuel J. Foti, Director, President, and Chief Operating Officer

  c)Kenneth M. Levine, Director and Executive Vice President

  d)Richard Daddario, Executive Vice President and Chief Financial Officer

  e)Tom H. Barrett, Director

  f)David L. Call, Director

  g)G. Robert Durham, Director

  h)James B. Farley, Director

  i)Robert Holland, Jr., Director

  j)James L. Johnson, Director

  k)Frederick W. Kanner, Director

  l)Robert R. Kiley, Director

  m)Jane C. Pfeiffer, Director

  n)Thomas C. Theobald, Director

  o)David M. Thomas, Director
----------



(1)Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-37719) filed on December 17, 1990.



(2)Incorporated herein by reference to the registration statement on Form S-6 (File No. 33-37719) filed on November 9, 1990.





(3) Incorporated herein by reference to pre-effective amendment no. 4 to the registration statement on Form S-6 (File No. 333-40554) filed on November 12, 2002.



(4) Incorporated herein by reference to post-effective no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.



(5) Incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-40554) filed on March 3, 2003.



(6) Incorporated herein by reference to pre-effective amendment no. 2 to the registration statement on Form S-6 (File No. 333-40554) filed on October 11, 2002.



(7) Incorporated herein by reference to the initial registration statement on Form S-6 (File No. 333-71417) filed on January 29, 1999.



(8) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.



(9) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.





(10)Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (333-06071) filed on May 31, 2002.





(11)Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.





(12)Filed herewith.

Item 28.  Directors and Officers of the Depositor

Name and Principal Business Address*               Position and Offices with Depositor
------------------------------------               -----------------------------------
         Michael I. Roth............ Director, Chairman of the Board and Chief Executive Officer
         Samuel J. Foti............. Director, President and Chief Operating Officer
         Kenneth M. Levine.......... Director, Executive Vice President and Chief Investment Officer
         Richard Daddario........... Executive Vice President and Chief Financial Officer
         Steven G. Orluck........... Executive Vice President
         Richard E. Connors......... Senior Vice President
         Evelyn L. Peos............. Senior Vice President
         Bart Schwartz.............. Senior Vice President and General Counsel
         Michael Slipowitz.......... Senior Vice President and Chief Actuary
         Arnold Brousell............ Vice President--Financial Reporting and Chief Accounting
                                       Officer
         David V. Weigel............ Vice President and Treasurer
         Lee M. Smith............... Corporate Secretary and Vice President, Government Relations

----------
* Principal business address is c/o MONY Life Insurance Company, 1740 Broadway, New York, New York, 10019.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

The following is a table showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

             Name               Jurisdiction Percent of Voting Securities Owned    Principal Business
             ----               ------------ ---------------------------------- -------------------------
The MONY Group Inc.               Delaware                                      Insurance Holding Company
MONY Life Insurance Company       New York        100% owned by                 Insurance
                                                  The MONY Group Inc.
The Advest Group, Inc.            Delaware        100% owned by                 Life Insurance
                                                  The MONY Group Inc.
Lebenthal & Co., Inc. Municipal   New York        100% indirectly owned by      Securities
  Securities                                      The MONY Group Inc.
MONY Life Insurance Company       Arizona         100% indirectly owned by      Life Insurance
  of America                                      The MONY Group Inc.
Sagamore Financial Corporation      Ohio          100% indirectly owned by      Insurance Holding Company
                                                  The MONY Group Inc.
Matrix Capital Markets Group,     Virginia        100% owned by                 Business Brokerage
  Inc.                                            The MONY Group Inc.
PCP Benefit Plans, Ltd.           New York        100% owned by                 Insurance
                                                  The MONY Group Inc.
MONY Series Fund, Inc.            Maryland        100% owned by                 Mutual Funds
                                                  The MONY Group Inc.

                                                Percent of Voting
            Name               Jurisdiction     Securities Owned        Principal Business
            ----              -------------- ------------------------ -----------------------
Enterprise Accumulation Trust Massachusetts  100% indirectly owned by Mutual Funds
                                             The MONY Group Inc.
U.S. Financial Life Insurance      Ohio      100% indirectly owned by Insurance
  Company                                    The MONY Group Inc.
Financial Marketing Agency,        Ohio      99% indirectly owned by  Insurance Distribution
  Inc.                                       The MONY Group Inc.
Matrix Private Equities, Inc.    Virginia    100% owned by            Investments
                                             The MONY Group Inc.
MONY International Holdings,     Delaware    100% indirectly owned by Holding Company
  Inc.                                       The MONY Group Inc.
MONY Asset Management,           Delaware    100% indirectly owned by Investments
  Inc.                                       The MONY Group Inc.
MONY Capital Management,         Delaware    100% indirectly owned by Investments
  Inc.                                       The MONY Group Inc.
MONY Agricultural                Delaware    100% indirectly owned by Agricultural Investment
  Investment Advisers, Inc.                  The MONY Group Inc.
MONY Realty Capital, Inc.        Delaware    100% indirectly owned by Real Estate
                                             The MONY Group Inc.
MONY Life Insurance           Cayman Islands 100% indirectly owned by Life Insurance
  Company of the Americas,                   The MONY Group Inc.
  Ltd
MONY Bank & Trust             Cayman Islands 100% indirectly owned by Banking
  Company of the Americas,                   The MONY Group Inc.
  Ltd
MONY Consultoria e                Brazil     100% indirectly owned by Insurance
  Corretagem de Seguros                      The MONY Group Inc.
  Ltda.
MONY International Life         Argentina    100% indirectly owned by Insurance
  Insurance Co. Seguros                      The MONY Group Inc.
  de Vida S.A.
MONY Securities                  New York    100% indirectly owned by Broker-Dealer
                                             The MONY Group Inc.
1740 Advisers, Inc.              New York    100% indirectly owned by Investments
                                             The MONY Group Inc.
MONY Assets Corp.                New York    100% indirectly owned by Investments
                                             The MONY Group Inc.
Enterprise Capital               Georgia     100% indirectly owned by Mutual Fund
  Management, Inc.                           The MONY Group Inc.
MONY Realty Partners, Inc.       Delaware    100% indirectly owned by Real Estate
                                             The MONY Group Inc.
1740 Ventures, Inc.              New York    100% indirectly owned by Investments
                                             The MONY Group Inc.
MONY Brokerage, Inc.             Delaware    100% indirectly owned by Insurance Distributor
                                             The MONY Group Inc.
Trusted Investment Advisors     Minnesota    100% indirectly owned by Broker-Dealer
  Corp.                                      The MONY Group Inc.

                                               Percent of Voting
            Name              Jurisdiction     Securities Owned         Principal Business
            ----              ------------- ------------------------ ------------------------
Trusted Insurance Advisors      Minnesota   100% indirectly owned by Insurance Agency
  General Agency Corp.                      The MONY Group Inc.
Trusted Securities Advisors     Minnesota   100% indirectly owned by Broker-Dealer
  Corp.                                     The MONY Group Inc.
MONY Benefits Management        Delaware    100% indirectly owned by Benefits Manager
  Corp.                                     The MONY Group Inc.
Enterprise Fund Distributors,   Delaware    100% indirectly owned by Mutual Fund Distributors
  Inc.                                      The MONY Group Inc.
Trusted Advisors Insurance    Massachusetts 100% indirectly owned by Insurance
  Agency, Inc.                              The MONY Group Inc.
MONY Benefits Service Corp.     Delaware    100% indirectly owned by Plan Administration
                                            The MONY Group Inc.
MBI Insurance Agency of          Alabama    100% indirectly owned by Insurance Distribution
  Alabama, Inc.                             The MONY Group Inc.
MBI Insurance Agency of           Ohio      100% indirectly owned by Insurance Distribution
  Ohio, Inc.                                The MONY Group Inc.
MBI Insurance Agency of       Massachusetts 100% indirectly owned by Insurance Distribution
  Massachusetts, Inc.                       The MONY Group Inc.
MBI Insurance Agency of           Texas     100% indirectly owned by Insurance Distribution
  Texas, Inc.                               The MONY Group Inc.
MBI Insurance Agency of New    New Mexico   100% indirectly owned by Insurance Distribution
  Mexico, Inc.                              The MONY Group Inc.
MBI Insurance Agency of        Washington   100% indirectly owned by Insurance Distribution
  Washington, Inc.                          The MONY Group Inc.

Item 30.  Indemnification

Article XV of MONY Life Insurance Company's Amended and Restated By-Laws provides, in part:

    Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter


(a) Other Activity. MONY Securities Corporation ("MSC") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. MSC also acts as principal underwriter for MONY America Variable Account A, L, and S of MONY Life Insurance Company of America and for MONY Variable Account A, L, and S of MONY Life Insurance Company.


(b) Management. The following information is furnished with respect to the officers and directors of MSC:


Name and Principal Business Address*   Positions and Offices with MSC   Positions and Offices with Depositor
------------------------------------ ---------------------------------- ------------------------------------
        Steven G. Orluck............ Director and Chairman of the        Vice President
                                       Board
        Phillip P. D'Ambrisi........ Director, President and Chief       n/a
                                       Executive Officer
        Charles P. Leone............ Director, Senior Vice President     n/a
                                       and Chief Compliance Officer
        John M. Purcell............. Senior Vice President - Marketing   n/a
        Tara Eirich................. Senior Vice President - Operations  n/a
        John C. Norton.............. Senior Vice President -             n/a
                                        Compliance
        Timothy Looney.............. Senior Vice President - Financial   n/a
                                       Principal
        Chris Adirente.............. Vice President - Marketing          n/a
        Maria Dunn.................. Vice President - Operations         n/a
        James Gould................. Vice President                      n/a
        Jeff Harrison............... Vice President - Financial          n/a
                                       Planning
        Robert L. Sansone........... Vice President                      n/a
        Steve Saperstein............ Vice President - Marketing          n/a
        Tamara L. Bronson........... Treasurer                           Assistant Vice President
        Arthur D. Woods............. Secretary                           Vice President--Variable Products
                                                                         and Broker-Dealer Operations
                                                                         Counsel

----------
* Principal business address is c/o MONY Life Insurance Company, 1740 Broadway, New York, New York 10019.

c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


        (1)                  (2)                  (3)                  (4)                  (5)
                      Net Underwriting
 Name of Principal      Discounts and       Compensation on         Brokerage
    Underwriter          Commissions          Redemption           Commissions         Compensation
    -----------      -------------------  -------------------  -------------------  -------------------
        MSC                  $14,206,789                    0                  n/a                  n/a


Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company, 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 33.  Management Services

All management contracts are discussed in Part A or Part B.

Item 34.  Fee Representation

MONY Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY Variable Account L and MONY Life Insurance Company certify that they meet all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and have duly caused Post-Effective Amendment No. 2 to this Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 29th day of April, 2003.


                                              MONY VARIABLE ACCOUNT L
                                              (Registrant)

                                              By:               *
                                                  -----------------------------
                                                  Michael I. Roth, Director,
                                                  Chairman of the Board, and
                                                  Chief Executive Officer of
                                                  MONY Life Insurance Company

                                              MONY LIFE INSURANCE COMPANY
                                              (Depositor)

                                              By:               *
                                                  -----------------------------
                                                  Michael I. Roth, Director,
                                                  Chairman of the Board, and
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29th, 2003.


         Signature                            Title
         ---------                            -----

             * Director, Chairman of the Board and Chief Executive ----------------- Officer
     Michael I. Roth   (Principal Executive Officer)

             *         Director, President, and Chief Operating Officer
     -----------------
     Samuel J. Foti

             *         Director and Executive Vice President
     -----------------
     Kenneth M. Levine

             *         Executive Vice President and Chief Financial Officer
     -----------------
     Richard Daddario

     /s/ LEE M. SMITH Corporate Secretary and Vice President, Government ----------------- Relations
     Lee M. Smith

              *        Director
     -----------------
     Tom H. Barrett

              *        Director
     -----------------
     David L. Call

              *        Director
     -----------------
     G. Robert Durham

              *        Director
     -----------------
     James B. Farley

          Signature               Title
          ---------               -----

               *                  Director
-----------------------------
Robert Holland, Jr.

               *                  Director
-----------------------------
James L. Johnson

              *                   Director
-----------------------------
Frederick W. Kanner

              *                   Director
-----------------------------
Robert R. Kiley

              *                   Director
-----------------------------
Jane C. Pfeiffer

              *                   Director
-----------------------------
Thomas C. Theobald

              *                   Director
-----------------------------
David M. Thomas

*By: /s/ Lee M. Smith
    -------------------------
    Lee M. Smith,
    Attorney-in-Fact
    Pursuant to Power of
    Attorney

                                 EXHIBIT INDEX







8.n)    Participation Agreement between MONY Life Insurance Company and Vanguard Variable Insurance
        Trust

8.n)(i) Amended Participation Agreement among MONY Life Insurance Company, Vanguard Variable
        Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation

11.a)   Opinion and consent of Arthur D. Woods, Esq.

11.b)   Opinion and consent of Robert Levy, Esq.

14.a)   Consent of PricewaterhouseCoopers LLP

17.     Redeemability Exemption